UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2020

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
Privacy Notice	32
Director and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Active International Allocation Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Active International Allocation Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$957.50	$1,020.44	$4.33	$4.47	0.89%
Active International Allocation Portfolio Class A	1,000.00	955.80	1,018.95	5.79	5.97	1.19
Active International Allocation Portfolio Class L	1,000.00	953.00	1,016.21	8.45	8.72	1.74
Active International Allocation Portfolio Class C	1,000.00	952.30	1,014.97	9.66	9.97	1.99
Active International Allocation Portfolio Class IS	1,000.00	957.50	1,020.69	4.09	4.22	0.84
Active International Allocation Portfolio Class IR	1,000.00	957.50	1,020.69	4.09	4.22	0.84

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

  Effective April 30, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Argentina (0.1%)
Despegar.com Corp. (a)(b)	28,000	$201
Belgium (1.0%)
Anheuser-Busch InBev SA N.V.	35,512	1,751
Brazil (2.4%)
Ambev SA ADR (b)	1,191,706	3,146
Petroleo Brasileiro SA (Preference)	230,481	913
		4,059
Canada (4.5%)
Agnico Eagle Mines Ltd.	39,382	2,522
Altus Group Ltd. (b)	15,498	465
First Quantum Minerals Ltd.	525,944	4,192
Gildan Activewear, Inc.	34,390	533
		7,712
China (6.2%)
Alibaba Group Holding Ltd. ADR (a)	14,974	3,230
China Resources Beer Holdings Co., Ltd. (c)	122,000	681
Tencent Holdings Ltd. (c)	57,100	3,659
Tencent Music Entertainment Group ADR (a)	106,800	1,437
Trip.com Group Ltd. ADR (a)	58,933	1,528
		10,535
Colombia (0.2%)
Banco Davivienda SA (Preference)	45,317	338
Denmark (2.2%)
Maersk Drilling A/S (a)	14,139	300
Novo Nordisk A/S Series B	51,579	3,360
		3,660
France (9.8%)
Air Liquide SA	5,440	787
Airbus SE (a)	44,566	3,193
Capgemini SE	10,908	1,259
Dassault Systemes SE	5,767	1,001
EssilorLuxottica SA (a)	4,581	589
Hermes International	463	389
Kering SA	2,026	1,108
L'Oreal SA (BSRM) (a)	1,420	458
L'Oreal SA (PAR)	2,311	746
Legrand SA	6,555	498
LVMH Moet Hennessy Louis Vuitton SE	1,997	882
Pernod Ricard SA	7,755	1,221
Remy Cointreau SA (b)	5,608	765
Safran SA (a)	3,213	323
Sanofi	20,368	2,077
Vivendi SA	48,795	1,261
		16,557
Germany (9.5%)
Adidas AG (a)	5,217	1,375
Bayer AG (Registered)	59,423	4,405
Bayerische Motoren Werke AG	4,266	272
Continental AG (a)	2,122	209
	Shares	Value (000)
Duerr AG	34,808	$909
Infineon Technologies AG	47,928	1,123
Jungheinrich AG (Preference)	31,250	735
KION Group AG	13,916	857
Linde PLC (a)	5,356	1,134
SAP SE	23,453	3,278
Siemens Healthineers AG	39,100	1,879
		16,176
India (1.9%)
Apollo Hospitals Enterprise Ltd.	45,661	817
ICICI Bank Ltd.	129,188	602
ICICI Prudential Life Insurance Co., Ltd.	144,760	819
Maruti Suzuki India Ltd.	12,004	929
		3,167
Ireland (0.3%)
Kerry Group PLC, Class A	4,867	605
Japan (9.7%)
FANUC Corp.	5,150	923
Hoya Corp.	7,800	747
Keyence Corp.	5,600	2,347
Murata Manufacturing Co., Ltd.	8,700	513
Nexon Co., Ltd.	120,400	2,716
Nintendo Co., Ltd.	1,808	808
Shimano, Inc.	4,350	836
Shiseido Co., Ltd.	10,300	656
SMC Corp.	2,105	1,082
Sony Corp.	38,793	2,678
Sony Corp. ADR (b)	30,312	2,096
Tokio Marine Holdings, Inc.	11,620	509
Unicharm Corp.	13,300	545
		16,456
Korea, Republic of (3.8%)
Samsung Electronics Co., Ltd.	104,272	4,616
SK Hynix, Inc.	26,843	1,916
		6,532
Malta (0.0%)
BGP Holdings PLC (a)(d)	72,261	—	@
Netherlands (6.0%)
Akzo Nobel N.V.	4,230	380
ASML Holding N.V.	7,180	2,627
Koninklijke Philips N.V. (a)	75,492	3,527
Unilever N.V. CVA	38,935	2,076
Wolters Kluwer N.V.	19,131	1,495
		10,105
Norway (0.1%)
Subsea 7 SA (a)	36,850	235
Singapore (8.0%)
Sea Ltd. ADR (a)	126,399	13,555

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Spain (1.0%)
Aena SME SA (a)	4,497	$602
Amadeus IT Group SA	19,720	1,035
		1,637
Sweden (1.6%)
Atlas Copco AB, Class A	12,660	539
Epiroc AB, Class A	35,510	445
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,681
		2,665
Switzerland (4.0%)
Givaudan SA (Registered)	246	919
Nestle SA (Registered)	52,421	5,812
		6,731
Taiwan (2.7%)
Airtac International Group	32,000	565
Taiwan Semiconductor Manufacturing Co., Ltd.	246,000	2,627
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,292	1,379
		4,571
Thailand (0.5%)
Muangthai Capital PCL (Foreign Shares) (a)	532,400	904
United Kingdom (8.8%)
AstraZeneca PLC	21,371	2,224
Diageo PLC	44,549	1,481
Intertek Group PLC	3,793	255
Keywords Studios PLC (b)	60,698	1,362
RELX PLC (LSE)	17,420	403
Royal Dutch Shell PLC, Class A	42,335	678
Royal Dutch Shell PLC, Class B	31,111	472
Ryanair Holdings PLC ADR (a)	54,515	3,617
Sage Group PLC (The)	72,435	601
Smith & Nephew PLC	35,901	669
Spectris PLC	16,492	515
Unilever PLC	44,586	2,405
Weir Group PLC (The)	25,917	341
		15,023
United States (13.0%)
Booking Holdings, Inc. (a)	1,543	2,457
Bristol-Myers Squibb Co.	9,280	546
Charles River Laboratories International, Inc. (a)	6,040	1,053
Cognex Corp.	7,900	472
Estee Lauder Cos., Inc. (The), Class A	5,577	1,052
Farfetch Ltd., Class A (a)(b)	104,568	1,806
ICON PLC (a)	4,120	694
Mastercard, Inc., Class A	2,067	611
Medtronic PLC	6,287	577
Micron Technology, Inc. (a)	106,199	5,471
Mondelez International, Inc., Class A	7,637	391
Newmont Corp.	32,659	2,016
Newmont Goldcorp Corp. (TSX) (b)	29,323	1,812
Palo Alto Networks, Inc. (a)	1,464	336
Schlumberger Ltd.	46,230	850
	Shares	Value (000)
Transocean Ltd. (a)(b)	545,595	$998
Visa, Inc., Class A	3,356	648
Xilinx, Inc.	1,930	190
		21,980
Total Common Stocks (Cost $132,192)		165,155
Investment Company (0.7%)
United States (0.7%)
Morgan Stanley China A Share Fund, Inc. (See Note G) (Cost $1,324)	56,878	1,110
Short-Term Investments (4.8%)
Securities held as Collateral on Loaned Securities (3.0%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $4,000)	3,999,909	4,000
	Face Amount (000)
Repurchase Agreements (0.6%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $393; fully collateralized by a U.S. Government obligation; 0.5% due 3/15/23; valued at $401)	$393	393
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $692; fully collateralized by U.S. Government obligations; 1.38% – 3.88% due 9/30/20 – 8/15/40; valued at $706)	692	692
		1,085
Total Securities held as Collateral on Loaned Securities (Cost $5,085)		5,085
	Shares
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3,056)	3,055,648	3,056
Total Short-Term Investments (Cost $8,141)		8,141
Total Investments (102.8%) (Cost $141,657) Including $7,447 of Securities Loaned (e)(f)(g)		174,406
Liabilities in Excess of Other Assets (–2.8%)		(4,803)
Net Assets (100.0%)		$169,603

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2020.

(c)  Security trades on the Hong Kong exchange.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

(d)  At June 30, 2020, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(f)  The approximate fair value and percentage of net assets, $101,586,000 and 59.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $45,641,000 and the aggregate gross unrealized depreciation is approximately $12,937,000, resulting in net unrealized appreciation of approximately $32,704,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

BSRM  Berlin Second Regulated Market.

LSE  London Stock Exchange.

PAR  Paris Stock Exchange.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,794	9/17/20	$1
State Street Bank and Trust Co.	HKD	4,194		$541	9/17/20	(— @)
State Street Bank and Trust Co.		$2,381	GBP	1,894	9/17/20	(34)
State Street Bank and Trust Co.		$1,983	JPY	212,626	9/17/20	(12)
						$(45)

@  —  Value is less than $500.

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

JPY  —  Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.8%
Entertainment	11.7
Semiconductors & Semiconductor Equipment	9.1
Pharmaceuticals	7.5
Metals & Mining	6.2
Internet & Direct Marketing Retail	5.4
Beverages	5.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $45,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $133,277)	$166,240
Investments in Securities of Affiliated Issuer, at Value (Cost $8,380)	8,166
Total Investments in Securities, at Value (Cost $141,657)	174,406
Foreign Currency, at Value (Cost $107)	108
Tax Reclaim Receivable	426
Dividends Receivable	131
Receivable for Fund Shares Sold	25
Receivable from Securities Lending Income	2
Unrealized Appreciation on Foreign Currency Forward Exchange Contract	1
Receivable from Affiliate	—	@
Other Assets	100
Total Assets	175,199
Liabilities:
Collateral on Securities Loaned, at Value	5,085
Payable for Advisory Fees	183
Payable for Fund Shares Redeemed	143
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	46
Payable for Professional Fees	43
Payable for Sub Transfer Agency Fees — Class I	18
Payable for Sub Transfer Agency Fees — Class A	7
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Shareholder Services Fees — Class A	11
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	13
Payable for Administration Fees	11
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	29
Total Liabilities	5,596
Net Assets	$169,603
Net Assets Consist of:
Paid-in-Capital	$143,585
Total Distributable Earnings	26,018
Net Assets	$169,603

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$112,977
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,088,024
Net Asset Value, Offering and Redemption Price Per Share	$13.97
CLASS A:
Net Assets	$52,031
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,643,354
Net Asset Value, Redemption Price Per Share	$14.28
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.79
Maximum Offering Price Per Share	$15.07
CLASS L:
Net Assets	$4,522
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	318,393
Net Asset Value, Offering and Redemption Price Per Share	$14.20
CLASS C:
Net Assets	$53
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,764
Net Asset Value, Offering and Redemption Price Per Share	$14.18
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	734
Net Asset Value, Offering and Redemption Price Per Share	$13.97
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	734
Net Asset Value, Offering and Redemption Price Per Share	$13.97
(1) Including: Securities on Loan, at Value:	$7,447

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $160 of Foreign Taxes Withheld)	$1,263
Income from Securities Loaned — Net	5
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	1,271
Expenses:
Advisory Fees (Note B)	533
Professional Fees	83
Shareholder Services Fees — Class A (Note D)	63
Distribution and Shareholder Services Fees — Class L (Note D)	16
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	66
Sub Transfer Agency Fees — Class I	36
Sub Transfer Agency Fees — Class A	22
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Registration Fees	41
Custodian Fees (Note F)	26
Shareholder Reporting Fees	25
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Pricing Fees	6
Directors' Fees and Expenses	2
Other Expenses	11
Expenses Before Non Operating Expenses	945
Bank Overdraft Expense	1
Total Expenses	946
Waiver of Advisory Fees (Note B)	(98)
Reimbursement of Class Specific Expenses — Class I (Note B)	(11)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Net Expenses	824
Net Investment Income	447
Realized Gain (Loss):
Investments Sold	(2,341)
Investments in Affiliates	(295)
Foreign Currency Forward Exchange Contracts	(136)
Foreign Currency Translation	(152)
Futures Contracts	(2,898)
Options Written	4,601
Net Realized Loss	(1,221)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $67)	(8,447)
Investments in Affiliates	135
Foreign Currency Forward Exchange Contracts	(68)
Foreign Currency Translation	19
Futures Contracts	5
Net Change in Unrealized Appreciation (Depreciation)	(8,356)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(9,577)
Net Decrease in Net Assets Resulting from Operations	$(9,130)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$447	$2,002
Net Realized Gain (Loss)	(1,221)	6,934
Net Change in Unrealized Appreciation (Depreciation)	(8,356)	27,852
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,130)	36,788
Dividends and Distributions to Shareholders:
Class I	—	(1,578)
Class A	—	(537)
Class L	—	(19)
Class C	—	(—	@)
Class IS	—	(—	@)
Class IR	—	(—	@)
Total Dividends and Distributions to Shareholders	—	(2,134)
Capital Share Transactions:(1)
Class I:
Subscribed	3,559	8,659
Distributions Reinvested	—	1,571
Redeemed	(11,480)	(26,981)
Class A:
Subscribed	1,810	9,097
Distributions Reinvested	—	531
Redeemed	(5,124)	(12,119)
Class L:
Exchanged	334	29
Distributions Reinvested	—	18
Redeemed	(288)	(632)
Class C:
Subscribed	17	7
Distributions Reinvested	—	—	@
Redeemed	(5)	(12)
Class IS:
Subscribed	—	10	(a)
Distributions Reinvested	—	—	@(a)
Class IR:
Subscribed	—	10	(a)
Distributions Reinvested	—	—	@(a)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,177)	(19,812)
Redemption Fees	—	—	@
Total Increase (Decrease) in Net Assets	(20,307)	14,842
Net Assets:
Beginning of Period	189,910	175,068
End of Period	$169,603	$189,910

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Active International Allocation Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	284	654
Shares Issued on Distributions Reinvested	—	109
Shares Redeemed	(892)	(2,005)
Net Decrease in Class I Shares Outstanding	(608)	(1,242)
Class A:
Shares Subscribed	131	654
Shares Issued on Distributions Reinvested	—	36
Shares Redeemed	(393)	(890)
Net Decrease in Class A Shares Outstanding	(262)	(200)
Class L:
Shares Exchanged	29	3
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(22)	(47)
Net Increase (Decrease) in Class L Shares Outstanding	7	(43)
Class C:
Shares Subscribed	1	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(1)
Net Increase (Decrease) in Class C Shares Outstanding	1	(— @@)
Class IS:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class IS Shares Outstanding	—	1 (a)
Class IR:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class IR Shares Outstanding	—	1 (a)

(a)  For the period October 31, 2019 through December 31, 2019.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.59		$12.07		$14.46		$11.83		$12.20		$12.52
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.16		0.23		0.19		0.26		0.22
Net Realized and Unrealized Gain (Loss)	(0.66)		2.54		(2.41)		2.74		(0.34)		(0.42)
Total from Investment Operations	(0.62)		2.70		(2.18)		2.93		(0.08)		(0.20)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.21)		(0.30)		(0.29)		(0.12)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.97		$14.59		$12.07		$14.46		$11.83		$12.20
Total Return(4)	(4.25	)%(6)	22.41%		(15.14)%		24.76%		(0.67)%		(1.63)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$112,977		$126,860		$119,925		$155,550		$169,589		$197,733
Ratio of Expenses Before Expense Limitation	1.04	%(7)	0.97%		0.97%		1.14%		0.94%		0.92%
Ratio of Expenses After Expense Limitation	0.89	%(5)(7)	0.89	%(5)	0.88	%(5)	0.88	%(5)	0.76	%(5)	0.89	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.89	%(5)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.66	%(5)(7)	1.22	%(5)	1.67	%(5)	1.44	%(5)	2.18	%(5)	1.66	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.02%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	29	%(6)	34%		43%		22%		40%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.13% higher and the Ratio of Net Investment Income would have been 0.13% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.94		$12.36		$14.79		$12.10		$12.47		$12.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.11		0.19		0.14		0.21		0.17
Net Realized and Unrealized Gain (Loss)	(0.68)		2.61		(2.46)		2.80		(0.34)		(0.42)
Total from Investment Operations	(0.66)		2.72		(2.27)		2.94		(0.13)		(0.25)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.16)		(0.25)		(0.24)		(0.07)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$14.28		$14.94		$12.36		$14.79		$12.10		$12.47
Total Return(4)	(4.42	)%(6)	22.00%		(15.38)%		24.29%		(1.05)%		(1.95)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,031		$58,339		$50,726		$65,710		$56,934		$64,482
Ratio of Expenses Before Expense Limitation	1.33	%(7)	1.25%		1.26%		1.48%		1.32%		1.28%
Ratio of Expenses After Expense Limitation	1.19	%(5)(7)	1.22	%(5)	1.19	%(5)	1.23	%(5)	1.14	%(5)	1.24	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.19	%(5)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.35	%(5)(7)	0.82	%(5)	1.37	%(5)	1.02	%(5)	1.79	%(5)	1.31	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.02%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	29	%(6)	34%		43%		22%		40%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.10% higher and the Ratio of Net Investment Income would have been 0.10% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Active International Allocation Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.90		$12.32		$14.73		$12.04		$12.41		$12.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		0.05		0.13		0.07		0.14		0.11
Net Realized and Unrealized Gain (Loss)	(0.69)		2.59		(2.46)		2.79		(0.35)		(0.42)
Total from Investment Operations	(0.70)		2.64		(2.33)		2.86		(0.21)		(0.31)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.08)		(0.17)		(0.16)		(0.02)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$14.20		$14.90		$12.32		$14.73		$12.04		$12.41
Total Return(4)	(4.70	)%(6)	21.43%		(15.87)%		23.80%		(1.68)%		(2.44)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,522		$4,644		$4,375		$6,463		$6,053		$7,495
Ratio of Expenses Before Expense Limitation	1.87	%(7)	1.81%		1.76%		2.07%		1.93%		1.87%
Ratio of Expenses After Expense Limitation	1.74	%(5)(7)	1.74	%(5)	1.69	%(5)	1.73	%(5)	1.74	%(5)	1.74	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.74	%(5)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.17	)%(5)(7)	0.35	%(5)	0.92	%(5)	0.54	%(5)	1.20	%(5)	0.82	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.02%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	29	%(6)	34%		43%		22%		40%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Active International Allocation Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$14.89		$12.34		$14.77		$12.15		$12.38		$13.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.03)		0.00	(4)	0.09		(0.00	)(4)	0.14		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	(0.68)		2.59		(2.45)		2.83		(0.37)		(1.53)
Total from Investment Operations	(0.71)		2.59		(2.36)		2.83		(0.23)		(1.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.07)		(0.21)		—		(0.03)
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$14.18		$14.89		$12.34		$14.77		$12.15		$12.38
Total Return(5)	(4.77	)%(7)	21.03%		(16.04)%		23.42%		(1.94)%		(10.96	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$53		$45		$42		$23		$9		$32
Ratio of Expenses Before Expense Limitation	6.01	%(8)	7.49%		7.18%		20.06%		8.58%		4.26	%(8)
Ratio of Expenses After Expense Limitation	1.99	%(6)(8)	1.99	%(6)	1.98	%(6)	1.97	%(6)	1.99	%(6)	1.99	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.99	%(6)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.42	)%(6)(8)	0.03	%(6)	0.67	%(6)	(0.03	)%(6)	1.19	%(6)	(0.04	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.02%		0.03%		0.01%		0.01	%(8)
Portfolio Turnover Rate	29	%(7)	34%		43%		22%		40%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Active International Allocation Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(0.67)		0.98
Total from Investment Operations	(0.62)		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)
Net Asset Value, End of Period	$13.97		$14.59
Total Return(4)	(4.25	)%(6)	7.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$11
Ratio of Expenses Before Expense Limitation	19.53	%(7)	14.33	%(7)
Ratio of Expenses After Expense Limitation	0.84	%(5)(7)	0.84	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.84	%(5)(7)	N/A
Ratio of Net Investment Income	0.72	%(5)(7)	0.18	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01	%(7)
Portfolio Turnover Rate	29	%(6)	34%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Active International Allocation Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(0.68)		0.98
Total from Investment Operations	(0.62)		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)
Net Asset Value, End of Period	$13.97		$14.59
Total Return(4)	(4.25	)%(6)	7.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10		$11
Ratio of Expenses Before Expense Limitation	19.32	%(7)	14.33	%(7)
Ratio of Expenses After Expense Limitation	0.84	%(5)(7)	0.84	%(5)(7)
Ratios of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.84	%(5)(7)	N/A
Ratio of Net Investment Income	0.71	%(5)(7)	0.18	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01	%(7)
Portfolio Turnover Rate	29	%(6)	34%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Active International Allocation Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$3,516	$—		$3,516
Airlines	3,617	—	—		3,617
Auto Components	—	209	—		209
Automobiles	—	1,201	—		1,201
Banks	338	602	—		940
Beverages	3,146	5,899	—		9,045
Chemicals	—	3,220	—		3,220
Communications Equipment	—	1,681	—		1,681
Consumer Finance	—	904	—		904
Electrical Equipment	—	498	—		498
Electronic Equipment, Instruments & Components	472	3,375	—		3,847
Energy Equipment & Services	1,848	535	—		2,383
Entertainment	14,992	4,785	—		19,777
Food Products	391	6,417	—		6,808
Health Care Equipment & Supplies	577	6,822	—		7,399
Health Care Providers & Services	—	817	—		817
Household Durables	2,096	2,678	—		4,774
Household Products	—	545	—		545
Information Technology Services	1,259	3,656	—		4,915
Insurance	—	1,328	—		1,328
Interactive Media & Services	—	3,659	—		3,659
Internet & Direct Marketing Retail	9,222	—	—		9,222
Leisure Products	—	836	—		836
Life Sciences Tools & Services	1,747	—	—		1,747
Machinery	—	6,396	—		6,396
Metals & Mining	10,542	—	—		10,542
Oil, Gas & Consumable Fuels	913	1,150	—		2,063
Personal Products	1,052	6,341	—		7,393
Pharmaceuticals	546	12,066	—		12,612
Professional Services	—	2,153	—		2,153
Real Estate Management & Development	465	—	—	@	465
Semiconductors & Semiconductor Equipment	7,040	8,293	—		15,333
Software	336	4,880	—		5,216
Tech Hardware, Storage & Peripherals	—	4,616	—		4,616
Textiles, Apparel & Luxury Goods	533	4,343	—		4,876
Transportation Infrastructure	—	602	—		602
Total Common Stocks	61,132	104,023	—	@	165,155
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$1,110	$—	$—		$1,110
Short-Term Investments
Investment Company	7,056	—	—		7,056
Repurchase Agreements	—	1,085	—		1,085
Total Short-Term Investments	7,056	1,085	—		8,141
Foreign Currency Forward Exchange Contract	—	1	—		1
Total Assets	69,298	105,109	—	@	174,407
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(46)	—		(46)
Total	$69,298	$105,063	$—	@	$174,361

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—	@
Realized gains (losses)	—
Ending Balance	$—	@
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$—	@

@  Value is less than $500.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. The Fund may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Fund's exposure to the underlying instrument. Writing call options tend to decrease the Fund's exposure to the underlying instruments. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

As of June 30, 2020, the Fund did not have any outstanding purchased or written options.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

As of June 30, 2020, the Fund did not have any open futures contracts.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$1
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(46)

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(136)
Equity Risk	Futures Contracts	(2,898)
Currency Risk	Purchased Options	(3,757)
Currency Risk	Written Options	4,601
	Total	$(2,190)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(68)
Equity Risk	Futures Contracts	5
	Total	$(63)

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$1	$(46)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master

Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Citibank NA	$1	$—	$—	$1
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$46	$—	$—	$46

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$10,676,000
Futures Contracts:
Average monthly notional value	$35,428,000
Purchased Options:
Average monthly notional amount	12,000
Written Options:
Average monthly notional amount	12,000

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$7,447	(c)	$—	$(7,447	)(d)(e)	$0

(c) Represents market value of loaned securities at period end.

(d) The Fund received cash collateral of approximately $5,085,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,707,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,085	$—	$—	$—	$5,085
Total Borrowings	$5,085	$—	$—	$—	$5,085
Gross amount of recognized liabilities for securities lending transactions					$5,085

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets. Effective April 30, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.85% for Class IS shares and 0.85% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $98,000 of advisory fees were waived and approximately $14,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $47,970,000 and $63,610,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

The Fund invests in Morgan Stanley China A Share Fund, Inc., a closed-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley China A Share Fund, Inc.. For the six month period ended June 30, 2020, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Morgan Stanley China A Share Fund, Inc.

The Fund had transactions with Morgan Stanley China A Shares Fund, Inc., Mitsubishi UFJ Financial Group, Inc., and

its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$6,898	$30,386	$30,228	$3
Morgan Stanley China A Share Fund, Inc.	1,235	—	—	—
Mitsubishi UFJ Financial Group, Inc.	250	—	215	—
Total	$8,383	$30,386	$30,443	$3
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$7,056
Morgan Stanley China A Share Fund, Inc.	—	(125)	1,110
Mitsubishi UFJ Financial Group, Inc.	(295)	260	—
Total	$(295)	$135	$8,166

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From: Ordinary Income (000)	2018 Distributions Paid From: Ordinary Income (000)
$2,134	$2,725

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$86	$—

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,660,000 and $1,365,000, respectively that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $6,515,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 83.4%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

32

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAIASAN
3178681 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Advantage
Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	25
Liquidity Risk Management Program	27
Privacy Notice	28
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$1,322.30	$1,020.69	$4.85	$4.22	0.84%
Advantage Portfolio Class A	1,000.00	1,320.20	1,019.10	6.69	5.82	1.16
Advantage Portfolio Class L	1,000.00	1,321.80	1,020.09	5.54	4.82	0.96
Advantage Portfolio Class C	1,000.00	1,316.00	1,015.56	10.77	9.37	1.87
Advantage Portfolio Class IS	1,000.00	1,323.10	1,020.93	4.56	3.97	0.79

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Aerospace & Defense (2.3%)
HEICO Corp., Class A	178,154	$14,473
Capital Markets (1.6%)
Intercontinental Exchange, Inc.	53,746	4,923
S&P Global, Inc.	16,660	5,489
		10,412
Chemicals (4.2%)
Ecolab, Inc.	96,036	19,107
Sherwin-Williams Co. (The)	13,592	7,854
		26,961
Containers & Packaging (0.9%)
Ball Corp.	81,034	5,631
Entertainment (8.5%)
Activision Blizzard, Inc.	113,926	8,647
Spotify Technology SA (a)	156,228	40,337
Take-Two Interactive Software, Inc. (a)	38,829	5,419
		54,403
Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	26,824	8,133
Health Care Equipment & Supplies (5.4%)
Danaher Corp.	35,325	6,246
Intuitive Surgical, Inc. (a)	49,690	28,315
		34,561
Health Care Technology (5.0%)
Veeva Systems, Inc., Class A (a)	135,336	31,725
Hotels, Restaurants & Leisure (1.1%)
Starbucks Corp.	93,773	6,901
Industrial Conglomerates (1.4%)
Roper Technologies, Inc.	22,422	8,706
Information Technology Services (23.0%)
Adyen N.V. (Netherlands) (a)	8,941	13,027
Okta, Inc. (a)	115,100	23,047
Shopify, Inc., Class A (Canada) (a)	57,397	54,481
Square, Inc., Class A (a)	316,480	33,211
Twilio, Inc., Class A (a)	106,492	23,367
		147,133
Interactive Media & Services (10.0%)
Alphabet, Inc., Class C (a)	5,865	8,291
Facebook, Inc., Class A (a)	124,024	28,162
Match Group, Inc. (a)(b)	98,953	10,593
Twitter, Inc. (a)	574,331	17,109
		64,155
Internet & Direct Marketing Retail (8.1%)
Amazon.com, Inc. (a)	15,870	43,782
Chewy, Inc., Class A (a)	185,469	8,289
		52,071
Metals & Mining (0.2%)
Royal Gold, Inc.	9,747	1,212
Oil, Gas & Consumable Fuels (0.2%)
Texas Pacific Land Trust	2,722	1,619
	Shares	Value (000)
Pharmaceuticals (4.1%)
Royalty Pharma PLC, Class A (United Kingdom) (a)	200,280	$9,724
Zoetis, Inc.	118,761	16,275
		25,999
Software (18.1%)
Autodesk, Inc. (a)	71,496	17,101
Coupa Software, Inc. (a)	88,199	24,435
ServiceNow, Inc. (a)	72,419	29,334
Slack Technologies, Inc., Class A (a)	541,334	16,830
Workday, Inc., Class A (a)	87,165	16,331
Zoom Video Communications, Inc., Class A (a)	44,850	11,371
		115,402
Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc., Class B	80,483	7,891
Total Common Stocks (Cost $396,543)		617,388
Short-Term Investments (4.5%)
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	8,313,261	8,313
	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc. (0.07%, dated 6/30/20, due 7/1/20; proceeds $818; fully collateralized by a U.S. Government obligation; 0.5% due 3/15/23; valued at $834)	$817,698	818
Merrill Lynch & Co., Inc. (0.07%, dated 6/30/20, due 7/1/20; proceeds $1,438; fully collateralized by U.S. Government obligations; 1.38% – 3.88% due 9/30/20 – 8/15/40; valued at $1,467)	1,437,922	1,438
		2,256
Total Securities held as Collateral on Loaned Securities (Cost $10,569)		10,569
	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $18,201)	18,200,879	18,201
Total Short-Term Investments (Cost $28,770)		28,770
Total Investments Excluding Purchased Options (101.1%) (Cost $425,313)		646,158
Total Purchased Options Outstanding (0.1%) (Cost $1,466)		481
Total Investments (101.2%) (Cost $426,779) Including $10,593 of Securities Loaned (c)(d)		646,639
Liabilities in Excess of Other Assets (–1.2%)		(7,725)
Net Assets (100.0%)		$638,914

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Advantage Portfolio

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2020.

(c)  The approximate fair value and percentage of net assets, $13,027,000 and 2.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $221,338,000 and the aggregate gross unrealized depreciation is approximately $1,478,000, resulting in net unrealized appreciation of approximately $219,860,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan-21	105,617,492	105,617	$270	$461	$(191)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	81,340,578	81,341	13	439	(426)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May-21	90,639,683	90,640	198	566	(368)
							$481	$1,466	$(985)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	23.1%
Other**	21.4
Software	18.2
Interactive Media & Services	10.1
Entertainment	8.6
Internet & Direct Marketing Retail	8.2
Health Care Equipment & Supplies	5.4
Health Care Technology	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $400,265)	$620,125
Investment in Security of Affiliated Issuer, at Value (Cost $26,514)	26,514
Total Investments in Securities, at Value (Cost $426,779)	646,639
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	3,361
Receivable for Fund Shares Sold	1,991
Receivable from Securities Lending Income	98
Dividends Receivable	85
Tax Reclaim Receivable	21
Receivable from Affiliate	1
Other Assets	114
Total Assets	652,311
Liabilities:
Collateral on Securities Loaned, at Value	10,569
Payable for Fund Shares Redeemed	1,054
Payable for Advisory Fees	813
Due to Broker	740
Payable for Shareholder Services Fees — Class A	18
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	40
Payable for Sub Transfer Agency Fees — Class I	41
Payable for Sub Transfer Agency Fees — Class A	11
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	5
Payable for Administration Fees	40
Payable for Professional Fees	37
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	3
Other Liabilities	23
Total Liabilities	13,397
Net Assets	$638,914
Net Assets Consist of:
Paid-in-Capital	$407,892
Total Distributable Earnings	231,022
Net Assets	$638,914

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$468,690
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,599,142
Net Asset Value, Offering and Redemption Price Per Share	$34.46
CLASS A:
Net Assets	$89,212
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,657,942
Net Asset Value, Redemption Price Per Share	$33.56
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.86
Maximum Offering Price Per Share	$35.42
CLASS L:
Net Assets	$4,155
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	121,125
Net Asset Value, Offering and Redemption Price Per Share	$34.30
CLASS C:
Net Assets	$51,052
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,571,794
Net Asset Value, Offering and Redemption Price Per Share	$32.48
CLASS IS:
Net Assets	$25,805
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	746,704
Net Asset Value, Offering and Redemption Price Per Share	$34.56
(1) Including: Securities on Loan, at Value:	$10,593

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$573
Income from Securities Loaned — Net	206
Dividends from Security of Affiliated Issuer (Note G)	73
Total Investment Income	852
Expenses:
Advisory Fees (Note B)	1,589
Shareholder Services Fees — Class A (Note D)	99
Distribution and Shareholder Services Fees — Class L (Note D)	15
Distribution and Shareholder Services Fees — Class C (Note D)	211
Sub Transfer Agency Fees — Class I	172
Sub Transfer Agency Fees — Class A	44
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	13
Administration Fees (Note C)	196
Professional Fees	57
Registration Fees	41
Shareholder Reporting Fees	24
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	5
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	10
Directors' Fees and Expenses	4
Pricing Fees	2
Other Expenses	13
Total Expenses	2,506
Reimbursement of Class Specific Expenses — Class I (Note B)	(77)
Rebate from Morgan Stanley Affiliate (Note G)	(19)
Distribution Fees — Class L Shares Waived (Note D)	(14)
Net Expenses	2,396
Net Investment Loss	(1,544)
Realized Gain (Loss):
Investments Sold	10,448
Foreign Currency Translation	(15)
Net Realized Gain	10,433
Change in Unrealized Appreciation (Depreciation):
Investments	142,827
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	142,827
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	153,260
Net Increase in Net Assets Resulting from Operations	$151,716

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,544)	$(1,207)
Net Realized Gain	10,433	14,608
Net Change in Unrealized Appreciation (Depreciation)	142,827	59,735
Net Increase in Net Assets Resulting from Operations	151,716	73,136
Dividends and Distributions to Shareholders:
Class I	—	(5,355)
Class A	—	(1,499)
Class L	—	(82)
Class C	—	(792)
Class IS	—	(548)
Total Dividends and Distributions to Shareholders	—	(8,276)
Capital Share Transactions:(1)
Class I:
Subscribed	142,967	196,712
Distributions Reinvested	—	5,237
Redeemed	(80,953)	(102,075)
Class A:
Subscribed	20,567	52,689
Distributions Reinvested	—	1,446
Redeemed	(35,011)	(26,447)
Class L:
Exchanged	6	—
Distributions Reinvested	—	81
Redeemed	(1,239)	(361)
Class C:
Subscribed	5,706	16,430
Distributions Reinvested	—	762
Redeemed	(8,606)	(15,239)
Class IS:
Subscribed	639	2,008
Distributions Reinvested	—	548
Redeemed	(9,864)	(6,464)
Net Increase in Net Assets Resulting from Capital Share Transactions	34,212	125,327
Total Increase in Net Assets	185,928	190,187
Net Assets:
Beginning of Period	452,986	262,799
End of Period	$638,914	$452,986

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,223	7,750
Shares Issued on Distributions Reinvested	—	205
Shares Redeemed	(3,014)	(4,038)
Net Increase in Class I Shares Outstanding	2,209	3,917
Class A:
Shares Subscribed	730	2,101
Shares Issued on Distributions Reinvested	—	58
Shares Redeemed	(1,249)	(1,074)
Net Increase (Decrease) in Class A Shares Outstanding	(519)	1,085
Class L:
Shares Exchanged	— @@	—
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(47)	(14)
Net Decrease in Class L Shares Outstanding	(47)	(11)
Class C:
Shares Subscribed	214	675
Shares Issued on Distributions Reinvested	—	31
Shares Redeemed	(346)	(629)
Net Increase (Decrease) in Class C Shares Outstanding	(132)	77
Class IS:
Shares Subscribed	23	78
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(386)	(255)
Net Decrease in Class IS Shares Outstanding	(363)	(156)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$26.06		$20.98		$21.45		$17.47		$17.40		$16.83
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.07)		(0.04)		(0.01)		0.00	(3)	0.07		0.01
Net Realized and Unrealized Gain	8.47		5.61		0.87		5.57		0.42		2.11
Total from Investment Operations	8.40		5.57		0.86		5.57		0.49		2.12
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.04)		(0.02)
Net Realized Gain	—		(0.49)		(1.33)		(1.59)		(0.38)		(1.53)
Total Distributions	—		(0.49)		(1.33)		(1.59)		(0.42)		(1.55)
Net Asset Value, End of Period	$34.46		$26.06		$20.98		$21.45		$17.47		$17.40
Total Return(4)	32.23	%(8)	26.60%		3.74%		32.06%		2.82%		12.56%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$468,690		$296,843		$156,782		$54,002		$42,695		$24,718
Ratio of Expenses Before Expense Limitation	0.90	%(9)	0.93%		1.01%		1.09%		1.15%		1.49%
Ratio of Expenses After Expense Limitation	0.84	%(5)(9)	0.84	%(5)	0.84	%(5)	0.84	%(5)	0.84	%(5)	0.86	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.84	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.49	)%(5)(9)	(0.15	)%(5)	(0.02	)%(5)	0.02	%(5)	0.38	%(5)	0.06	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	37	%(8)	70%		79%		65%		79%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$25.42		$20.54		$21.10		$17.26		$17.22		$16.70
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.11)		(0.13)		(0.08)		(0.06)		0.01		(0.06)
Net Realized and Unrealized Gain	8.25		5.50		0.85		5.49		0.41		2.11
Total from Investment Operations	8.14		5.37		0.77		5.43		0.42		2.05
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.49)		(1.33)		(1.59)		(0.38)		(1.53)
Net Asset Value, End of Period	$33.56		$25.42		$20.54		$21.10		$17.26		$17.22
Total Return(3)	32.02	%(6)	26.20%		3.37%		31.64%		2.47%		12.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$89,212		$80,743		$42,959		$23,715		$19,850		$11,939
Ratio of Expenses Before Expense Limitation	N/A		1.21%		1.29%		1.39%		1.43%		1.87%
Ratio of Expenses After Expense Limitation	1.16	%(4)(7)	1.19	%(4)	1.17	%(4)	1.19	%(4)	1.19	%(4)	1.18	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.19	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.81	)%(4)(7)	(0.50	)%(4)	(0.37	)%(4)	(0.32	)%(4)	0.04	%(4)	(0.31	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	37	%(6)	70%		79%		65%		79%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to January 23, 2015, the maximum ratio was 1.40% for Class A shares.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$25.95		$20.92		$21.42		$17.46		$17.40		$16.82
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.08)		(0.06)		(0.05)		(0.02)		0.04		(0.01)
Net Realized and Unrealized Gain	8.43		5.58		0.88		5.57		0.43		2.12
Total from Investment Operations	8.35		5.52		0.83		5.55		0.47		2.11
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)		—
Net Realized Gain	—		(0.49)		(1.33)		(1.59)		(0.38)		(1.53)
Total Distributions	—		(0.49)		(1.33)		(1.59)		(0.41)		(1.53)
Net Asset Value, End of Period	$34.30		$25.95		$20.92		$21.42		$17.46		$17.40
Total Return(3)	32.18	%(6)	26.44%		3.61%		31.96%		2.72%		12.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,155		$4,363		$3,751		$4,077		$3,684		$5,369
Ratio of Expenses Before Expense Limitation	1.68	%(7)	1.69%		1.82%		1.87%		1.85%		2.33%
Ratio of Expenses After Expense Limitation	0.96	%(4)(7)	0.95	%(4)	0.98	%(4)	0.96	%(4)	0.91	%(4)	0.97	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.95	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.61	)%(4)(7)	(0.25	)%(4)	(0.21	)%(4)	(0.10	)%(4)	0.26	%(4)	(0.03	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	37	%(6)	70%		79%		65%		79%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.19% for Class L shares.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Advantage Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$24.68		$20.10		$20.82		$17.16		$17.25		$18.08
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.20)		(0.29)		(0.24)		(0.20)		(0.12)		(0.14)
Net Realized and Unrealized Gain	8.00		5.36		0.85		5.45		0.41		0.86
Total from Investment Operations	7.80		5.07		0.61		5.25		0.29		0.72
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.02)
Net Realized Gain	—		(0.49)		(1.33)		(1.59)		(0.38)		(1.53)
Total Distributions	—		(0.49)		(1.33)		(1.59)		(0.38)		(1.55)
Net Asset Value, End of Period	$32.48		$24.68		$20.10		$20.82		$17.16		$17.25
Total Return(4)	31.60	%(6)	25.27%		2.64%		30.77%		1.71%		3.91	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,052		$42,054		$32,706		$11,835		$6,376		$1,776
Ratio of Expenses Before Expense Limitation	N/A		1.93%		2.00%		2.10%		2.20%		2.83	%(7)
Ratio of Expenses After Expense Limitation	1.87	%(5)(7)	1.90	%(5)	1.88	%(5)	1.90	%(5)	1.94	%(5)	1.94	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.90	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.52	)%(5)(7)	(1.20	)%(5)	(1.08	)%(5)	(1.01	)%(5)	(0.72	)%(5)	(1.15	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	37	%(6)	70%		79%		65%		79%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Advantage Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$26.12		$21.02		$21.49		$17.48		$17.42		$16.84
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.06)		(0.03)		(0.01)		0.01		0.08		0.02
Net Realized and Unrealized Gain	8.50		5.62		0.87		5.59		0.41		2.11
Total from Investment Operations	8.44		5.59		0.86		5.60		0.49		2.13
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.05)		(0.02)
Net Realized Gain	—		(0.49)		(1.33)		(1.59)		(0.38)		(1.53)
Total Distributions	—		(0.49)		(1.33)		(1.59)		(0.43)		(1.55)
Net Asset Value, End of Period	$34.56		$26.12		$21.02		$21.49		$17.48		$17.42
Total Return(3)	32.31	%(7)	26.64%		3.74%		32.22%		2.79%		12.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,805		$28,983		$26,601		$17,542		$13,273		$12
Ratio of Expenses Before Expense Limitation	N/A		0.83%		0.93%		1.01%		1.05%		14.53%
Ratio of Expenses After Expense Limitation	0.79	%(4)(8)	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.82	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.80	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.45	)%(4)(8)	(0.10	)%(4)	(0.04	)%(4)	0.07	%(4)	0.46	%(4)	0.10	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	37	%(7)	70%		79%		65%		79%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.01% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.   Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$14,473	$—	$—	$14,473
Capital Markets	10,412	—	—	10,412
Chemicals	26,961	—	—	26,961
Containers & Packaging	5,631	—	—	5,631
Entertainment	54,403	—	—	54,403
Food & Staples Retailing	8,133	—	—	8,133
Health Care Equipment & Supplies	34,561	—	—	34,561
Health Care Technology	31,725	—	—	31,725
Hotels, Restaurants & Leisure	6,901	—	—	6,901
Industrial Conglomerates	8,706	—	—	8,706
Information Technology Services	134,106	13,027	—	147,133
Interactive Media & Services	64,155	—	—	64,155
Internet & Direct Marketing Retail	52,071	—	—	52,071
Metals & Mining	1,212	—	—	1,212
Oil, Gas & Consumable Fuels	1,619	—	—	1,619
Pharmaceuticals	25,999	—	—	25,999
Software	115,402	—	—	115,402
Textiles, Apparel & Luxury Goods	7,891	—	—	7,891
Total Common Stocks	604,361	13,027	—	617,388
Call Options Purchased	—	481	—	481
Short-Term Investments
Investment Company	26,514	—	—	26,514
Repurchase Agreements	—	2,256	—	2,256
Total Short-Term Investments	26,514	2,256	—	28,770
Total Assets	$630,875	$15,764	$—	$646,639

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$481	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments
	(Purchased Options)	$(661	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments
	(Purchased Options)	$(24	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$481	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$481	(a)	$—	$(481)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	278,676,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund.

The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$10,593	(f)	$—	$(10,593	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $10,569,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $143,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$10,569	$—	$—	$—	$10,569
Total Borrowings	$10,569	$—	$—	$—	$10,569
Gross amount of recognized liabilities for securities lending transactions					$10,569

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.64% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $77,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2020, this waiver amounted to approximately $14,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $218,036,000 and $179,311,000, respectively. There were no purchases and sales of long-term

U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $19,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$30,479	$104,280	$108,245	$73
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$26,514

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,435	$6,841	$542	$8,397

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$8	$(8)

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,088	$2,444

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 29.4%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) the management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

28

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
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Legal Counsel

Dechert LLP
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Counsel to the Independent Directors

Perkins Coie LLP
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22nd Floor
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Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
3179794 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Asia Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Asia Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asia Opportunity Portfolio Class I	$1,000.00	$1,115.60	$1,019.59	$5.58	$5.32	1.06%
Asia Opportunity Portfolio Class A	1,000.00	1,114.50	1,018.15	7.10	6.77	1.35
Asia Opportunity Portfolio Class C	1,000.00	1,110.10	1,014.42	11.02	10.52	2.10
Asia Opportunity Portfolio Class IS	1,000.00	1,115.50	1,019.74	5.42	5.17	1.03

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (90.9%)
China (58.5%)
Alibaba Group Holding Ltd. ADR (a)	67,997	$14,667
China East Education Holdings Ltd. (b)	2,697,500	4,904
China Resources Beer Holdings Co., Ltd. (b)	2,010,300	11,221
Foshan Haitian Flavouring & Food Co., Ltd., Class A	734,718	12,941
Haidilao International Holding Ltd. (b)(c)	939,000	3,991
Hangzhou Tigermed Consulting Co., Ltd., Class A	432,163	6,221
Huazhu Group Ltd. ADR	56,488	1,980
HUYA, Inc. ADR (a)(c)	403,647	7,536
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,142,786	5,046
Kweichow Moutai Co., Ltd., Class A	48,194	10,008
Meituan Dianping, Class B (a)(b)	701,500	15,676
New Frontier Health Corp. (a)(c)	93,794	777
Shenzhou International Group Holdings Ltd. (b)	595,700	7,242
TAL Education Group ADR (a)	289,564	19,800
Tencent Holdings Ltd. (b)	210,900	13,514
Trip.com Group Ltd. ADR (a)	429,810	11,141
Tsingtao Brewery Co., Ltd. H Shares (b)	658,000	4,911
		151,576
Hong Kong (5.1%)
AIA Group Ltd.	1,165,100	10,903
Alphamab Oncology (a)(c)	1,043,000	2,427
		13,330
India (13.2%)
HDFC Bank Ltd.	49,503	696
HDFC Bank Ltd. ADR	284,113	12,915
ICICI Bank Ltd. ADR	902,142	8,381
IndusInd Bank Ltd.	635,914	4,007
Kotak Mahindra Bank Ltd.	458,887	8,283
		34,282
Korea, Republic of (5.4%)
NAVER Corp.	61,905	13,927
Taiwan (8.7%)
Nien Made Enterprise Co., Ltd.	425,000	4,166
Silergy Corp.	92,000	6,027
Taiwan Semiconductor Manufacturing Co., Ltd.	1,147,000	12,249
		22,442
Total Common Stocks (Cost $182,933)		235,557
	Shares	Value (000)
Short-Term Investment (9.1%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $23,645)	23,644,632	$23,645
Total Investments Excluding Purchased Options (100.0%) (Cost $206,578)		259,202
Total Purchased Options Outstanding (0.0%) (Cost $80)		2
Total Investments (100.0%) (Cost $206,658) Including $11,074 of Securities Loaned (d)(e)		259,204
Liabilities in Excess of Other Assets (0.0%) (f)		(117)
Net Assets (100.0%)		$259,087

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2020.

(d)  The approximate fair value and percentage of net assets, $158,360,000 and 61.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $56,737,000 and the aggregate gross unrealized depreciation is approximately $4,191,000, resulting in net unrealized appreciation of approximately $52,546,000.

(f)  Amount is less than 0.05%.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Asia Opportunity Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	14,875,913	14,876	$2	$80	$(78)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	17.5%
Internet & Direct Marketing Retail	16.0
Banks	13.2
Interactive Media & Services	10.6
Beverages	10.1
Diversified Consumer Services	9.5
Short-Term Investment	9.1
Semiconductors & Semiconductor Equipment	7.1
Food Products	6.9
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Asia Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $183,013)	$235,559
Investment in Security of Affiliated Issuer, at Value (Cost $23,645)	23,645
Total Investments in Securities, at Value (Cost $206,658)	259,204
Foreign Currency, at Value (Cost —@)	—	@
Receivable for Fund Shares Sold	766
Dividends Receivable	122
Receivable from Securities Lending Income	27
Receivable from Affiliate	1
Other Assets	97
Total Assets	260,217
Liabilities:
Payable for Fund Shares Redeemed	503
Payable for Advisory Fees	408
Deferred Capital Gain Country Tax	149
Payable for Professional Fees	29
Payable for Shareholder Services Fees — Class A	9
Payable for Distribution and Shareholder Services Fees — Class C	8
Payable for Administration Fees	16
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	8
Total Liabilities	1,130
Net Assets	$259,087
Net Assets Consist of:
Paid-in-Capital	$211,918
Total Distributable Earnings	47,169
Net Assets	$259,087

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Asia Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$181,015
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,718,398
Net Asset Value, Offering and Redemption Price Per Share	$23.45
CLASS A:
Net Assets	$47,384
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,045,462
Net Asset Value, Redemption Price Per Share	$23.17
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.28
Maximum Offering Price Per Share	$24.45
CLASS C:
Net Assets	$9,614
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	425,586
Net Asset Value, Offering and Redemption Price Per Share	$22.59
CLASS IS:
Net Assets	$21,074
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	897,753
Net Asset Value, Offering and Redemption Price Per Share	$23.47
(1) Including: Securities on Loan, at Value:	$11,074

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Asia Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $76 of Foreign Taxes Withheld)	$869
Income from Securities Loaned — Net	59
Dividends from Security of Affiliated Issuer (Note G)	58
Total Investment Income	986
Expenses:
Advisory Fees (Note B)	743
Shareholder Services Fees — Class A (Note D)	54
Distribution and Shareholder Services Fees — Class C (Note D)	46
Administration Fees (Note C)	74
Professional Fees	57
Sub Transfer Agency Fees — Class I	25
Sub Transfer Agency Fees — Class A	15
Sub Transfer Agency Fees — Class C	2
Registration Fees	37
Custodian Fees (Note F)	28
Shareholder Reporting Fees	10
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	4
Pricing Fees	1
Other Expenses	11
Total Expenses	1,112
Rebate from Morgan Stanley Affiliate (Note G)	(17)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	1,094
Net Investment Loss	(108)
Realized Loss:
Investments Sold	(1,632)
Foreign Currency Translation	(69)
Net Realized Loss	(1,701)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $149)	28,358
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	28,357
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	26,656
Net Increase in Net Assets Resulting from Operations	$26,548

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Asia Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(108)	$(49)
Net Realized Loss	(1,701)	(1,070)
Net Change in Unrealized Appreciation (Depreciation)	28,357	24,040
Net Increase in Net Assets Resulting from Operations	26,548	22,921
Dividends and Distributions to Shareholders:
Class I	—	(37)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(37)
Capital Share Transactions:(1)
Class I:
Subscribed	117,025	49,930
Distributions Reinvested	—	37
Redeemed	(38,420)	(7,719)
Class A:
Subscribed	21,192	46,014
Redeemed	(23,488)	(13,086)
Class C:
Subscribed	2,645	4,940
Redeemed	(2,323)	(653)
Class IS:
Subscribed	18,500	—
Distributions Reinvested	—	— @
Net Increase in Net Assets Resulting from Capital Share Transactions	95,131	79,463
Redemption Fees	26	29
Total Increase in Net Assets	121,705	102,376
Net Assets:
Beginning of Period	137,382	35,006
End of Period	$259,087	$137,382
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,565	2,659
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(1,833)	(428)
Net Increase in Class I Shares Outstanding	3,732	2,233
Class A:
Shares Subscribed	1,029	2,421
Shares Redeemed	(1,153)	(732)
Net Increase (Decrease) in Class A Shares Outstanding	(124)	1,689
Class C:
Shares Subscribed	130	269
Shares Redeemed	(119)	(36)
Net Increase in Class C Shares Outstanding	11	233
Class IS:
Shares Subscribed	897	—
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class IS Shares Outstanding	897	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Asia Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$21.02		$14.53		$16.92		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	0.02		0.01		(0.04)		(0.03)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.43		6.47		(2.30)		7.47		(0.10)		0.03
Total from Investment Operations	2.43		6.49		(2.29)		7.43		(0.13)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		(0.08)		—
Net Realized Gain	—		—		(0.10)		(0.19)		—		—
Paid-in-Capital	—		—		—		—		(0.14)		—
Total Distributions	—		(0.01)		(0.10)		(0.19)		(0.22)		—
Redemption Fees	0.00	(3)	0.01		0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$23.45		$21.02		$14.53		$16.92		$9.68		$10.03
Total Return(4)	11.56	%(7)	44.74%		(13.65)%		76.82%		(1.34)%		0.30	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$181,015		$83,805		$25,479		$15,913		$5,405		$5,587
Ratio of Expenses Before Expense Limitation	N/A		1.28%		1.67%		3.10%		5.28%		125.50	%(8)
Ratio of Expenses After Expense Limitation	1.06	%(5)(8)	1.08	%(5)	1.09	%(5)	1.06	%(5)	1.08	%(5)	1.03	%(5)(8)
Ratio of Net Investment Income (Loss)	0.00	%(5)(6)(8)	0.11	%(5)	0.04	%(5)	(0.27	)%(5)	(0.31	)%(5)	(0.71	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.02%		0.01%		0.01%		0.01%		0.04	%(8)
Portfolio Turnover Rate	36	%(7)	27%		63%		50%		44%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Asia Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$20.79		$14.42		$16.84		$9.67		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.06)		(0.04)		(0.10)		(0.08)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.42		6.42		(2.28)		7.46		(0.09)		0.03
Total from Investment Operations	2.38		6.36		(2.32)		7.36		(0.17)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.05)		—
Net Realized Gain	—		—		(0.10)		(0.19)		—		—
Paid-in-Capital	—		—		—		—		(0.14)		—
Total Distributions	—		—		(0.10)		(0.19)		(0.19)		—
Redemption Fees	0.00	(3)	0.01		0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$23.17		$20.79		$14.42		$16.84		$9.67		$10.03
Total Return(4)	11.45	%(6)	44.17%		(13.89)%		76.17%		(1.67)%		0.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$47,384		$45,111		$6,930		$2,873		$535		$10
Ratio of Expenses Before Expense Limitation	N/A		1.56%		2.05%		3.50%		6.36%		139.50	%(7)
Ratio of Expenses After Expense Limitation	1.35	%(5)(7)	1.37	%(5)	1.44	%(5)	1.44	%(5)	1.44	%(5)	1.40	%(5)(7)
Ratio of Net Investment Loss	(0.41	)%(5)(7)	(0.33	)%(5)	(0.22	)%(5)	(0.69	)%(5)	(0.78	)%(5)	(1.09	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.01%		0.01%		0.01%		0.05	%(7)
Portfolio Turnover Rate	36	%(6)	27%		63%		50%		44%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Asia Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$20.35		$14.21		$16.73		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.17)		(0.15)		(0.22)		(0.14)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.36		6.30		(2.27)		7.46		(0.10)		0.03
Total from Investment Operations	2.24		6.13		(2.42)		7.24		(0.24)		0.03
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.10)		(0.19)		—		—
Paid-in-Capital	—		—		—		—		(0.11)		—
Total Distributions	—		—		(0.10)		(0.19)		(0.11)		—
Redemption Fees	0.00	(3)	0.01		0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$22.59		$20.35		$14.21		$16.73		$9.68		$10.03
Total Return(4)	11.01	%(6)	43.21%		(14.58)%		74.85%		(2.44)%		0.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,614		$8,445		$2,582		$431		$10		$10
Ratio of Expenses Before Expense Limitation	N/A		2.33%		2.80%		5.26%		27.34%		140.25	%(7)
Ratio of Expenses After Expense Limitation	2.10	%(5)(7)	2.14	%(5)	2.19	%(5)	2.19	%(5)	2.19	%(5)	2.17	%(5)(7)
Ratio of Net Investment Loss	(1.18	)%(5)(7)	(0.95	)%(5)	(0.92	)%(5)	(1.51	)%(5)	(1.42	)%(5)	(1.84	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.01%		0.01%		0.01%		0.03	%(7)
Portfolio Turnover Rate	36	%(6)	27%		63%		50%		44%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Asia Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$21.04		$14.54		$16.92		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.15		0.03		0.01		(0.02)		(0.03)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.28		6.48		(2.29)		7.45		(0.10)		0.03
Total from Investment Operations	2.43		6.51		(2.28)		7.43		(0.13)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		—		(0.08)		—
Net Realized Gain	—		—		(0.10)		(0.19)		—		—
Paid-in-Capital	—		—		—		—		(0.14)		—
Total Distributions	—		(0.02)		(0.10)		(0.19)		(0.22)		—
Redemption Fees	0.00	(3)	0.01		0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$23.47		$21.04		$14.54		$16.92		$9.68		$10.03
Total Return(4)	11.55	%(6)	44.82%		(13.59)%		76.82%		(1.29)%		0.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,074		$21		$15		$17		$10		$10
Ratio of Expenses Before Expense Limitation	1.07	%(7)	11.85%		13.31%		17.65%		25.20%		139.25	%(7)
Ratio of Expenses After Expense Limitation	1.03	%(5)(7)	1.03	%(5)	1.04	%(5)	1.04	%(5)	1.04	%(5)	1.02	%(5)(7)
Ratio of Net Investment Income (Loss)	1.32	%(5)(7)	0.19	%(5)	0.05	%(5)	(0.18	)%(5)	(0.26	)%(5)	(0.69	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.01%		0.01%		0.01%		0.03	%(7)
Portfolio Turnover Rate	36	%(6)	27%		63%		50%		44%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Asia Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers;

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

(4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$21,296	$12,986	$—	$34,282
Beverages	—	26,140	—	26,140
Biotechnology	—	2,427	—	2,427
Diversified Consumer Services	19,800	4,904	—	24,704
Entertainment	7,536	—	—	7,536
Food Products	—	17,987	—	17,987
Health Care Providers & Services	777	—	—	777
Hotels, Restaurants & Leisure	1,980	3,991	—	5,971
Household Durables	—	4,166	—	4,166
Insurance	—	10,903	—	10,903
Interactive Media & Services	—	27,441	—	27,441
Internet & Direct Marketing Retail	25,808	15,676	—	41,484
Life Sciences Tools & Services	—	6,221	—	6,221
Semiconductors & Semiconductor Equipment	—	18,276	—	18,276
Textiles, Apparel & Luxury Goods	—	7,242	—	7,242
Total Common Stocks	77,197	158,360	—	235,557
Call Options Purchased	—	2	—	2
Short-Term Investment
Investment Company	23,645	—	—	23,645
Total Assets	$100,842	$158,362	$—	$259,204

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$2	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(99	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$77	(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$2	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$2	$—	$—	$2

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	24,955,000

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$11,074	(e)	$—	$(11,074	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received non-cash collateral of approximately $11,631,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.78% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $146,215,000 and $60,557,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020,

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

advisory fees paid were reduced by approximately $17,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$14,961	$120,119	$111,435	$58
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$23,645

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:	2018 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$37	$256

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$190	$(190)

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $2,541,000 that do not have an expiration date.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2019, the Fund intends to defer to January 1, 2020 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$7	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 58.0%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods and for the period since the end of December 2015, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were lower than its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group average and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIASOPPSAN
3179806 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
Privacy Notice	21
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in China Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

China Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
China Equity Portfolio Class I	$1,000.00	$1,077.20	$1,019.10	$5.99	$5.82	1.16%
China Equity Portfolio Class A	1,000.00	1,075.40	1,017.21	7.95	7.72	1.54
China Equity Portfolio Class C	1,000.00	1,070.90	1,013.48	11.79	11.46	2.29
China Equity Portfolio Class IS	1,000.00	1,077.20	1,019.19	5.89	5.72	1.14

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

China Equity Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Banks (6.8%)
Bank of China Ltd. H Shares (a)	309,000	$114
China Construction Bank Corp. H Shares (a)	503,000	409
China Merchants Bank Co., Ltd. H Shares (a)	31,500	146
Industrial & Commercial Bank of China Ltd. H Shares (a)	211,000	128
		797
Beverages (12.9%)
China Resources Beer Holdings Co., Ltd. (a)	92,000	513
Kweichow Moutai Co., Ltd., Class A	4,800	997
		1,510
Capital Markets (2.5%)
China International Capital Corp., Ltd. H Shares (a)(b)	80,400	159
Hong Kong Exchanges & Clearing Ltd.	3,200	136
		295
Construction Materials (2.4%)
Anhui Conch Cement Co., Ltd., Class A	37,900	285
Diversified Consumer Services (6.4%)
New Oriental Education & Technology Group, Inc. ADR (b)	3,300	430
TAL Education Group ADR (b)	4,700	321
		751
Electronic Equipment, Instruments & Components (1.4%)
Universal Scientific Industrial Shanghai Co., Ltd., Class A	50,700	158
Food Products (6.0%)
China Mengniu Dairy Co., Ltd. (a)(b)	135,000	518
Yihai International Holding Ltd. (a)(b)	18,000	185
		703
Health Care Equipment & Supplies (1.8%)
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares (a)	96,000	214
Insurance (2.6%)
Ping An Insurance Group Co. of China Ltd. H Shares (a)	30,500	304
Interactive Media & Services (20.4%)
Tencent Holdings Ltd. (a)	37,200	2,384
Internet & Direct Marketing Retail (16.2%)
Alibaba Group Holding Ltd. (a)(b)	3,300	89
Alibaba Group Holding Ltd. ADR (b)	8,400	1,812
		1,901
Pharmaceuticals (8.8%)
CSPC Pharmaceutical Group Ltd. (a)	165,600	314
Jiangsu Hengrui Medicine Co., Ltd., Class A	15,718	205
Joincare Pharmaceutical Group Industry Co. Ltd.	57,500	132
Sino Biopharmaceutical Ltd. (a)	203,000	383
		1,034
	Shares	Value (000)
Real Estate Management & Development (2.2%)
China Overseas Land & Investment Ltd. (a)	30,000	$92
China Resources Land Ltd. (a)	22,000	84
Shenzhen Investment Ltd. (a)	252,000	80
		256
Semiconductors & Semiconductor Equipment (2.8%)
Hua Hong Semiconductor Ltd. (a)(b)	94,000	330
Textiles, Apparel & Luxury Goods (2.9%)
Shenzhou International Group Holdings Ltd. (a)	27,800	338
Wireless Telecommunication Services (1.6%)
China Mobile Ltd. (a)	27,500	186
Total Common Stocks (Cost $9,601)		11,446
Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $367)	366,858	367
Total Investments (100.8%) (Cost $9,968) (c)(d)		11,813
Liabilities in Excess of Other Assets (–0.8%)		(92)
Net Assets (100.0%)		$11,721

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $8,883,000 and 75.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,098,000 and the aggregate gross unrealized depreciation is approximately $253,000, resulting in net unrealized appreciation of approximately $1,845,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.1%
Interactive Media & Services	20.2
Internet & Direct Marketing Retail	16.1
Beverages	12.8
Pharmaceuticals	8.8
Banks	6.7
Diversified Consumer Services	6.4
Food Products	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

China Equity Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,601)	$11,446
Investment in Security of Affiliated Issuer, at Value (Cost $367)	367
Total Investments in Securities, at Value (Cost $9,968)	11,813
Prepaid Offering Costs	52
Due from Adviser	37
Dividends Receivable	22
Receivable for Investments Sold	11
Receivable from Affiliate	—	@
Other Assets	21
Total Assets	11,956
Liabilities:
Payable for Offering Costs	154
Payable for Professional Fees	38
Payable for Investments Purchased	36
Payable for Custodian Fees	2
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	4
Total Liabilities	235
Net Assets	$11,721
Net Assets Consist of:
Paid-in-Capital	$10,000
Total Distributable Earnings	1,721
Net Assets	$11,721
CLASS I:
Net Assets	$11,685
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	997,000
Net Asset Value, Offering and Redemption Price Per Share	$11.72
CLASS A:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$11.69
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.65
Maximum Offering Price Per Share	$12.34
CLASS C:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$11.63
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$11.72

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

China Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$68
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	69
Expenses:
Offering Costs	77
Professional Fees	67
Advisory Fees (Note B)	42
Shareholder Reporting Fees	9
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Registration Fees	3
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Directors' Fees and Expenses	—	@
Pricing Fees	—	@
Other Expenses	3
Total Expenses	212
Expenses Reimbursed by Adviser (Note B)	(106)
Waiver of Advisory Fees (Note B)	(42)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	61
Net Investment Income	8
Realized Loss:
Investments Sold	(121)
Foreign Currency Translation	(—	@)
Net Realized Loss	(121)
Change in Unrealized Appreciation (Depreciation):
Investments	955
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	955
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	834
Net Increase in Net Assets Resulting from Operations	$842

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

China Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Period from October 31, 2019^ to December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$8	$(16)
Net Realized Gain (Loss)	(121)	5
Net Change in Unrealized Appreciation (Depreciation)	955	890
Net Increase in Net Assets Resulting from Operations	842	879
Capital Share Transactions:(1)
Class I:
Subscribed	—	9,970
Class A:
Subscribed	—	10
Class C:
Subscribed	—	10
Class IS:
Subscribed	—	10
Net Increase in Net Assets Resulting from Capital Share Transactions	—	10,000
Total Increase in Net Assets	842	10,879
Net Assets:
Beginning of Period	10,879	—
End of Period	$11,721	$10,879
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	997
Class A:
Shares Subscribed	—	1
Class C:
Shares Subscribed	—	1
Class IS:
Shares Subscribed	—	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

China Equity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.02)
Net Realized and Unrealized Gain	0.83		0.90
Total from Investment Operations	0.84		0.88
Net Asset Value, End of Period	$11.72		$10.88
Total Return(3)	7.72	%(5)	8.80	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,685		$10,846
Ratio of Expenses Before Expense Limitation	3.98	%(6)	5.72	%(6)
Ratio of Expenses After Expense Limitation	1.16	%(4)(6)	1.15	%(4)(6)
Ratio of Net Investment Income (Loss)	0.15	%(4)(6)	(0.98	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	13	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

China Equity Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$10.87		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.02)
Net Realized and Unrealized Gain	0.83		0.89
Total from Investment Operations	0.82		0.87
Net Asset Value, End of Period	$11.69		$10.87
Total Return(3)	7.54	%(5)	8.70	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11
Ratio of Expenses Before Expense Limitation	21.83	%(6)	19.30	%(6)
Ratio of Expenses After Expense Limitation	1.54	%(4)(6)	1.54	%(4)(6)
Ratio of Net Investment Loss	(0.24	)%(4)(6)	(1.37	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	13	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

China Equity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$10.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.04)
Net Realized and Unrealized Gain	0.82		0.90
Total from Investment Operations	0.77		0.86
Net Asset Value, End of Period	$11.63		$10.86
Total Return(3)	7.09	%(5)	8.60	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11
Ratio of Expenses Before Expense Limitation	22.64	%(6)	20.07	%(6)
Ratio of Expenses After Expense Limitation	2.29	%(4)(6)	2.29	%(4)(6)
Ratio of Net Investment Loss	(0.99	)%(4)(6)	(2.12	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	13	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

China Equity Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from October 31, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.02)
Net Realized and Unrealized Gain	0.83		0.90
Total from Investment Operations	0.84		0.88
Net Asset Value, End of Period	$11.72		$10.88
Total Return(3)	7.72	%(5)	8.80	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11
Ratio of Expenses Before Expense Limitation	21.46	%(6)	19.05	%(6)
Ratio of Expenses After Expense Limitation	1.14	%(4)(6)	1.14	%(4)(6)
Ratio of Net Investment Income (Loss)	0.16	%(4)(6)	(0.97	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	13	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the China Equity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$797	$—	$797
Beverages	—	1,510	—	1,510
Capital Markets	—	295	—	295
Construction Materials	—	285	—	285
Diversified Consumer Services	751	—	—	751
Electronic Equipment, Instruments & Components	—	158	—	158
Food Products	—	703	—	703
Health Care Equipment & Supplies	—	214	—	214
Insurance	—	304	—	304
Interactive Media & Services	—	2,384	—	2,384
Internet & Direct Marketing Retail	1,812	89	—	1,901
Pharmaceuticals	—	1,034	—	1,034
Real Estate Management & Development	—	256	—	256
Semiconductors & Semiconductor Equipment	—	330	—	330
Textiles, Apparel & Luxury Goods	—	338	—	338
Wireless Telecommunication Services	—	186	—	186
Total Common Stocks	2,563	8,883	—	11,446
Short-Term Investment Investment Company	367	—	—	367
Total Assets	$2,930	$8,883	$—	$11,813

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result,

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.15% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $42,000 of advisory fees were waived and approximately $109,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,561,000 and $1,294,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$550	$608	$791	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$367

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2019.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund did not have record owners of 10% or greater.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which does not include breakpoints. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

21

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distributed, Inc.

IFICEQSAN
3183727 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

(formerly Global Counterpoint Portfolio)

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Investment Advisory Agreement Approval	25
Liquidity Risk Management Program	27
Privacy Notice	28
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Counterpoint Global Portfolio (the "Fund") (formerly Global Counterpoint Portfolio) performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Counterpoint Global Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Counterpoint Global Portfolio Class I	$1,000.00	$1,234.10	$1,019.74	$5.72	$5.17	1.03%
Counterpoint Global Portfolio Class A	1,000.00	1,232.30	1,017.95	7.71	6.97	1.39
Counterpoint Global Portfolio Class C	1,000.00	1,227.70	1,014.22	11.85	10.72	2.14
Counterpoint Global Portfolio Class IS	1,000.00	1,235.00	1,019.94	5.50	4.97	0.99

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Counterpoint Global Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Argentina (0.1%)
Globant SA (a)	105	$16
Australia (0.3%)
Brookfield Infrastructure Partners LP	1,100	45
Brazil (0.1%)
B3 SA — Brasil Bolsa Balcao	326	3
Magazine Luiza SA	525	7
		10
Canada (6.6%)
Brookfield Asset Management, Inc., Class A	396	13
Brookfield Asset Management, Inc., Class A	2,141	71
Brookfield Infrastructure Partners LP	100	5
Canada Goose Holdings, Inc. (a)	2,333	54
Canadian National Railway Co.	327	29
Colliers International Group, Inc.	592	34
Constellation Software, Inc.	104	117
FirstService Corp.	1,682	169
Shopify, Inc., Class A (a)	612	581
		1,073
China (4.1%)
Alibaba Group Holding Ltd. ADR (a)	519	112
China East Education Holdings Ltd. (b)	3,000	5
China Resources Beer Holdings Co., Ltd. (b)	2,000	11
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,860	86
Haidilao International Holding Ltd. (b)	1,000	4
Hangzhou Tigermed Consulting Co., Ltd., Class A	298	4
Huazhu Group Ltd. ADR	77	3
HUYA, Inc. ADR (a)	454	9
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	700	3
Meituan Dianping, Class B (a)(b)	5,200	116
New Frontier Health Corp. (a)	1,068	9
Shenzhou International Group Holdings Ltd. (b)	800	10
TAL Education Group ADR (a)	3,483	238
Tencent Holdings Ltd. (b)	200	13
Trip.com Group Ltd. ADR (a)	1,897	49
		672
Denmark (2.5%)
Chr Hansen Holding A/S	1,512	156
DSV A/S	2,093	257
		413
Finland (0.1%)
Revenio Group Oyj	380	12
France (4.0%)
Christian Dior SE	344	146
Dassault Systemes SE	199	35
EssilorLuxottica SA (a)	237	30
Hermes International	408	343
L'Oreal SA (BSRM) (a)	109	35
Pernod Ricard SA	155	24
Remy Cointreau SA	262	36
		649
	Shares	Value (000)
Germany (0.7%)
Adidas AG (a)	137	$36
CompuGroup Medical SE & Co. KgaA	346	27
HelloFresh SE (a)	509	27
Puma SE (a)	165	13
zooplus AG (a)	82	14
		117
Hong Kong (0.3%)
AIA Group Ltd.	5,200	49
Alphamab Oncology (a)	1,000	2
		51
India (1.9%)
HDFC Bank Ltd. ADR	6,683	304
ICICI Bank Ltd. ADR	1,173	11
		315
Italy (1.2%)
Brunello Cucinelli SpA (a)	381	11
Davide Campari-Milano SpA	4,097	35
Moncler SpA (a)	3,896	150
		196
Japan (1.1%)
Keyence Corp.	300	126
Pigeon Corp.	1,600	62
		188
Korea, Republic of (0.2%)
NAVER Corp.	187	42
Mexico (0.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	95	1
Netherlands (3.2%)
Adyen N.V. (a)	213	310
ASML Holding N.V.	264	97
JDE Peet's BV (a)	2,584	105
Just Eat Takeaway.com N.V (a)	168	17
		529
New Zealand (0.8%)
Ryman Healthcare Ltd.	4,347	37
Xero Ltd. (a)	1,428	89
		126
Poland (0.1%)
Dino Polska SA (a)	218	11
Singapore (1.2%)
Sea Ltd. ADR (a)	1,770	190
Sweden (0.6%)
AddLife AB (a)	3,124	33
Cellavision AB (a)	415	13
Evolution Gaming Group AB	242	14
Vitrolife AB (a)	1,939	43
		103

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
Switzerland (0.5%)
Kuehne & Nagel International AG (Registered) (a)	206	$34
Straumann Holding AG (Registered)	50	43
		77
Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	11
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	721	41
		52
United Kingdom (4.3%)
Abcam PLC	2,314	38
Atlassian Corp., PLC, Class A (a)	689	124
Blue Prism Group PLC (a)	1,081	15
boohoo Group PLC (a)	2,608	14
Diageo PLC	815	27
Fevertree Drinks PLC	1,467	37
Intertek Group PLC	460	31
Rentokil Initial PLC	4,702	30
Rightmove PLC	8,460	57
Royalty Pharma PLC, Class A (a)	6,368	309
Victoria PLC (a)	6,338	22
		704
United States (61.6%)
10X Genomics, Inc., Class A (a)	1,226	109
Activision Blizzard, Inc.	524	40
Adaptive Biotechnologies Corp. (a)	108	5
Adobe, Inc. (a)	239	104
Alnylam Pharmaceuticals, Inc. (a)	124	18
Alphabet, Inc., Class C (a)	87	123
Alteryx, Inc., Class A (a)	651	107
Amazon.com, Inc. (a)	207	571
American Tower Corp. REIT	21	5
ANSYS, Inc. (a)	19	6
Anterix, Inc.	746	34
Appfolio, Inc., Class A (a)	499	81
Appian Corp. (a)	1,861	95
Apple, Inc.	41	15
ASML Holding NV	358	132
At Home Group, Inc. (a)	2,901	19
Autodesk, Inc. (a)	409	98
AutoZone, Inc. (a)	5	6
Avalara, Inc. (a)	206	27
Ball Corp.	53	4
Berkshire Hathaway, Inc., Class B (a)	32	6
Bill.Com Holdings, Inc. (a)	213	19
Brown & Brown, Inc.	138	6
Cadence Design Systems, Inc. (a)	57	5
Cardlytics, Inc. (a)	1,414	99
Carvana Co. (a)	1,626	195
Chewy, Inc., Class A (a)	1,879	84
Cintas Corp.	23	6
Cognex Corp.	176	11
Collier Creek Holdings, Class A (a)	4,147	57
	Shares	Value (000)
Copart, Inc. (a)	62	$5
CoStar Group, Inc. (a)	8	6
Costco Wholesale Corp.	234	71
Coupa Software, Inc. (a)	1,098	304
Covetrus, Inc. (a)	16,634	298
Danaher Corp.	23	4
Datadog, Inc., Class A (a)	391	34
DexCom, Inc. (a)	263	107
DocuSign, Inc. (a)	103	18
Ecolab, Inc.	848	169
Editas Medicine, Inc. (a)	156	5
Elastic N.V. (a)	146	13
EPAM Systems, Inc. (a)	639	161
Equinix, Inc. REIT	8	6
EVI Industries, Inc. (a)	331	7
Exact Sciences Corp. (a)	88	8
Facebook, Inc., Class A (a)	688	156
Farfetch Ltd., Class A (a)	8,537	147
Fastenal Co.	134	6
Fastly, Inc., Class A (a)	2,797	238
Floor & Decor Holdings, Inc. (a)	515	30
Gartner, Inc. (a)	43	5
Guardant Health, Inc. (a)	545	44
Guidewire Software, Inc. (a)	54	6
Healthcare Merger Corp. (a)	209	2
HealthEquity, Inc. (a)	212	12
HEICO Corp., Class A	1,835	149
IDEXX Laboratories, Inc. (a)	18	6
IHS Markit Ltd.	424	32
Illumina, Inc. (a)	120	44
Inspire Medical Systems, Inc. (a)	346	30
Intellia Therapeutics, Inc. (a)	192	4
Intercontinental Exchange, Inc.	912	84
Intuitive Surgical, Inc. (a)	622	354
Linde PLC	149	32
Madison Square Garden Co. (The), Class A (a)	33	5
Martin Marietta Materials, Inc.	88	18
Mastercard, Inc., Class A	527	156
Match Group, Inc. (a)	69	7
MercadoLibre, Inc. (a)	110	108
Microsoft Corp.	269	55
Moderna, Inc. (a)	394	25
MongoDB, Inc. (a)	658	149
NanoString Technologies, Inc. (a)	2,531	74
Netflix, Inc. (a)	14	6
NIKE, Inc., Class B	545	53
NVIDIA Corp.	18	7
Okta, Inc. (a)	1,292	259
Overstock.com, Inc. (a)	2,428	69
Party City Holdco, Inc. (a)	14,463	22
Passage Bio, Inc. (a)	351	10
Peloton Interactive, Inc., Class A (a)	481	28

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
United States (cont'd)
Penumbra, Inc. (a)	121	$22
Phreesia, Inc. (a)	282	8
Pinterest, Inc., Class A (a)	648	14
Pool Corp.	21	6
Quotient Ltd. (a)	2,914	22
RealReal, Inc. (The) (a)	275	4
Redfin Corp. (a)	1,217	51
Roku, Inc. (a)	82	10
Rollins, Inc.	130	6
Roper Technologies, Inc.	50	19
Royal Gold, Inc.	292	36
S&P Global, Inc.	289	95
salesforce.com, Inc. (a)	393	74
Service Corp. International	137	5
ServiceNow, Inc. (a)	605	245
Shake Shack, Inc., Class A (a)	231	12
Sherwin-Williams Co. (The)	97	56
Shockwave Medical, Inc. (a)	287	14
Slack Technologies, Inc., Class A (a)	7,083	220
Smartsheet, Inc., Class A (a)	1,331	68
Snap, Inc., Class A (a)	2,574	60
Spotify Technology SA (a)	1,968	508
Square, Inc., Class A (a)	3,388	356
Starbucks Corp.	655	48
Stitch Fix, Inc., Class A (a)	3,931	98
Synopsys, Inc. (a)	28	5
Take-Two Interactive Software, Inc. (a)	26	4
Teradyne, Inc.	125	11
Texas Pacific Land Trust	111	66
Trade Desk, Inc. (The), Class A (a)	284	115
TransDigm Group, Inc.	38	17
Twilio, Inc., Class A (a)	1,202	264
Twitter, Inc. (a)	4,790	143
Tyler Technologies, Inc. (a)	16	6
Uber Technologies, Inc. (a)	6,197	193
Union Pacific Corp.	32	5
UnitedHealth Group, Inc.	101	30
Vail Resorts, Inc.	29	5
Veeva Systems, Inc., Class A (a)	2,075	486
Verisk Analytics, Inc.	32	5
Visa, Inc., Class A	463	89
Vroom, Inc. (a)	656	34
Walt Disney Co. (The)	434	48
Waste Connections, Inc.	326	31
Wayfair, Inc., Class A (a)	731	144
Workday, Inc., Class A (a)	260	49
XPO Logistics, Inc. (a)	697	54
Zillow Group, Inc., Class A (a)	336	19
Zillow Group, Inc., Class C (a)	1,001	58
Zoetis, Inc.	139	19
	Shares	Value (000)
Zoom Video Communications, Inc., Class A (a)	1,454	$369
Zynga, Inc., Class A (a)	1,383	13
		10,074
Total Common Stocks (Cost $10,825)		15,666
Preferred Stocks (0.0%)
United States (0.0%)
Overstock.com, Inc. Series A-1 (c) (Cost $1)	176	4
Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $492)	491,995	492
Total Investments Excluding Purchased Options (98.8%) (Cost $11,318)		16,162
Total Purchased Options Outstanding (0.1%) (Cost $23)		8
Total Investments (98.9%) (Cost $11,341) (d)(e)		16,170
Other Assets in Excess of Liabilities (1.1%)		176
Net Assets (100.0%)		$16,346

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.

(d)  The approximate fair value and percentage of net assets, $2,916,000 and 17.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,922,000 and the aggregate gross unrealized depreciation is approximately $93,000, resulting in net unrealized appreciation of approximately $4,829,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.74	Jan-21	1,617,368	1,617	$4		$6	$(2)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.09	Sep-20	1,626,361	1,626	—	@	7	(7)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.49	May-21	1,600,649	1,601	4		10	(6)
							$8		$23	$(15)

@  —  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.4%
Information Technology Services	15.9
Software	15.7
Internet & Direct Marketing Retail	9.7
Textiles, Apparel & Luxury Goods	5.2
Entertainment	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Counterpoint Global Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,849)	$15,678
Investment in Security of Affiliated Issuer, at Value (Cost $492)	492
Total Investments in Securities, at Value (Cost $11,341)	16,170
Foreign Currency, at Value (Cost $12)	12
Cash	1
Receivable for Investments Sold	135
Due from Adviser	76
Receivable for Fund Shares Sold	45
Dividends Receivable	2
Tax Reclaim Receivable	2
Receivable from Affiliate	—	@
Other Assets	87
Total Assets	16,530
Liabilities:
Payable for Fund Shares Redeemed	73
Payable for Investments Purchased	68
Payable for Professional Fees	32
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	10
Total Liabilities	184
Net Assets	$16,346
Net Assets Consist of:
Paid-in-Capital	$12,313
Total Distributable Earnings	4,033
Net Assets	$16,346

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Counterpoint Global Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$16,240
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,162,345
Net Asset Value, Offering and Redemption Price Per Share	$13.97
CLASS A:
Net Assets	$78
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,594
Net Asset Value, Redemption Price Per Share	$13.90
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.77
Maximum Offering Price Per Share	$14.67
CLASS C:
Net Assets	$14
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$13.75
CLASS IS:
Net Assets	$14
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$13.98

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Counterpoint Global Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$18
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	22
Expenses:
Professional Fees	59
Custodian Fees (Note F)	58
Advisory Fees (Note B)	52
Registration Fees	24
Shareholder Reporting Fees	7
Pricing Fees	7
Administration Fees (Note C)	5
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	2
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	— @
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	11
Total Expenses	231
Expenses Reimbursed by Adviser (Note B)	(108)
Waiver of Advisory Fees (Note B)	(52)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	67
Net Investment Loss	(45)
Realized Gain (Loss):
Investments Sold	(540)
Foreign Currency Translation	1
Net Realized Loss	(539)
Change in Unrealized Appreciation (Depreciation):
Investments	3,633
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	3,633
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	3,094
Net Increase in Net Assets Resulting from Operations	$3,049

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Counterpoint Global Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(45)	$(18)
Net Realized Gain (Loss)	(539)	230
Net Change in Unrealized Appreciation (Depreciation)	3,633	1,737
Net Increase in Net Assets Resulting from Operations	3,049	1,949
Capital Share Transactions: (1)
Class I:
Subscribed	7,090	2,424
Redeemed	(3,974)	—
Class A:
Subscribed	48	4
Redeemed	(1)	(—	@)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,163	2,428
Total Increase in Net Assets	6,212	4,377
Net Assets:
Beginning of Period	10,134	5,757
End of Period	$16,346	$10,134
(1) Capital Share Transactions:
Class I:
Shares Subscribed	634	215
Shares Redeemed	(364)	—
Net Increase in Class I Shares Outstanding	270	215
Class A:
Shares Subscribed	4	—	@@
Shares Redeemed	(— @@)	(—	@@)
Net Increase in Class A Shares Outstanding	4	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Counterpoint Global Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 29, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$11.32		$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.69		2.89		(1.41)
Total from Investment Operations	2.65		2.86		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)
Paid-in-Capital	—		—		(0.07)
Total Distributions	—		—		(0.10)
Net Asset Value, End of Period	$13.97		$11.32		$8.46
Total Return(3)	23.41	%(5)	33.81%		(14.36	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,240		$10,097		$5,733
Ratio of Expenses Before Expense Limitation	3.51	%(6)	5.22%		6.83	%(6)
Ratio of Expenses After Expense Limitation	1.03	%(4)(6)	1.03	%(4)	1.03	%(4)(6)
Ratio of Net Investment Loss	(0.69	)%(4)(6)	(0.25	)%(4)	(0.54	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(6)	0.01%		0.01	%(6)
Portfolio Turnover Rate	66	%(5)	67%		54	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Counterpoint Global Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 29, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$11.28		$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss)	2.68		2.87		(1.40)
Total from Investment Operations	2.62		2.81		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)
Paid-in-Capital	—		—		(0.06)
Total Distributions	—		—		(0.09)
Net Asset Value, End of Period	$13.90		$11.28		$8.47
Total Return(3)	23.23	%(5)	33.18%		(14.44	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$78		$15		$8
Ratio of Expenses Before Expense Limitation	9.12	%(6)	23.73%		26.82	%(6)
Ratio of Expenses After Expense Limitation	1.39	%(4)(6)	1.39	%(4)	1.39	%(4)(6)
Ratio of Net Investment Loss	(1.05	)%(4)(6)	(0.62	)%(4)	(0.91	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01	%(6)
Portfolio Turnover Rate	66	%(5)	67%		54	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Counterpoint Global Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 29, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$11.20		$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.14)		(0.08)
Net Realized and Unrealized Gain (Loss)	2.65		2.87		(1.40)
Total from Investment Operations	2.55		2.73		(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)
Paid-in-Capital	—		—		(0.03)
Total Distributions	—		—		(0.05)
Net Asset Value, End of Period	$13.75		$11.20		$8.47
Total Return(3)	22.77	%(5)	32.23%		(14.80	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14		$11		$8
Ratio of Expenses Before Expense Limitation	22.96	%(6)	24.53%		27.44	%(6)
Ratio of Expenses After Expense Limitation	2.14	%(4)(6)	2.14	%(4)	2.14	%(4)(6)
Ratio of Net Investment Loss	(1.79	)%(4)(6)	(1.37	)%(4)	(1.66	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01	%(6)
Portfolio Turnover Rate	66	%(5)	67%		54	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Counterpoint Global Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 29, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$11.32		$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.02)		(0.02)
Net Realized and Unrealized Gain (Loss)	2.70		2.88		(1.41)
Total from Investment Operations	2.66		2.86		(1.43)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)
Paid-in-Capital	—		—		(0.08)
Total Distributions	—		—		(0.11)
Net Asset Value, End of Period	$13.98		$11.32		$8.46
Total Return(3)	23.50	%(5)	33.81%		(14.34	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14		$11		$8
Ratio of Expenses Before Expense Limitation	21.30	%(6)	23.44%		26.39	%(6)
Ratio of Expenses After Expense Limitation	0.99	%(4)(6)	0.99	%(4)	0.99	%(4)(6)
Ratio of Net Investment Loss	(0.64	)%(4)(6)	(0.22	)%(4)	(0.51	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01	%(6)
Portfolio Turnover Rate	66	%(5)	67%		54	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Counterpoint Global Portfolio (name changed on January 2, 2020, formerly Global Counterpoint Portfolio). The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$166	$—	$—	$166
Air Freight & Logistics	54	257	—	311
Banks	315	—	—	315
Beverages	—	170	—	170
Biotechnology	70	83	—	153
Capital Markets	266	—	—	266
Chemicals	257	156	—	413
Commercial Services & Supplies	48	30	—	78
Construction Materials	18	—	—	18
Containers & Packaging	4	—	—	4
Distributors	6	—	—	6
Diversified Consumer Services	243	5	—	248
Diversified Financial Services	6	—	—	6
Diversified Holding Companies	2	—	—	2
Diversified Telecommunication Services	34	—	—	34
Electronic Equipment, Instruments & Components	11	126	—	137
Entertainment	820	—	—	820
Equity Real Estate Investment Trusts (REITs)	11	—	—	11
Food & Staples Retailing	71	11	—	82
Food Products	105	89	—	194
Gas Utilities	5	—	—	5
Health Care Equipment & Supplies	529	68	—	597
Health Care Providers & Services	393	37	—	430
Health Care Technology	551	—	—	551
Hotels, Restaurants & Leisure	68	18	—	86
Household Durables	—	22	—	22
Household Products	—	62	—	62
Industrial Conglomerates	19	—	—	19
Information Technology Services	2,258	310	—	2,568
Insurance	6	49	—	55
Interactive Media & Services	580	112	—	692
Internet & Direct Marketing Retail	1,386	187	—	1,573
Investment Companies	57	—	—	57
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Leisure Products	$28	$—	$—	$28
Life Sciences Tools & Services	232	37	—	269
Marine	—	34	—	34
Media	99	—	—	99
Metals & Mining	36	—	—	36
Multi-Line Retail	7	—	—	7
Multi-Utilities	45	—	—	45
Oil, Gas & Consumable Fuels	66	—	—	66
Personal Products	—	35	—	35
Pharmaceuticals	328	—	—	328
Professional Services	43	31	—	74
Real Estate Management & Development	254	—	—	254
Road & Rail	227	—	—	227
Semiconductors & Semiconductor Equipment	191	108	—	299
Software	2,393	140	—	2,533
Specialty Retail	306	—	—	306
Tech Hardware, Storage & Peripherals	15	—	—	15
Textiles, Apparel & Luxury Goods	107	739	—	846
Trading Companies & Distributors	13	—	—	13
Transportation Infrastructure	1	—	—	1
Total Common Stocks	12,750	2,916	—	15,666
Preferred Stock
Internet & Direct Marketing Retail	4	—	—	4
Call Options Purchased	—	8	—	8
Short-Term Investment
Investment Company	492	—	—	492
Total Assets	$13,246	$2,924	$—	$16,170

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–   investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–   investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$8	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(12	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$2	(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$8	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$8	(a)	$—	$—	$8

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	5,056,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares and 1.00% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $52,000 of advisory fees were waived and approximately $111,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $12,095,000 and $7,897,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,154	$5,901	$7,563	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$492

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$—	$—	$21	$50

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$27	$(27)

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $88,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 40.1%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and the period since the end of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

28

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPTSAN
3185003 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
Privacy Notice	21
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Developing Opportunity Portfolio (the "Fund") performed during the period beginning February 14, 2020 (when the Fund commenced operations) and ended June 30, 2020.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Developing Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 2/14/20 - 6/30/20.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/14/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Developing Opportunity Portfolio Class I^	$1,000.00	$1,061.00	$1,014.64	$4.20	$4.11	1.09%
Developing Opportunity Portfolio Class A^	1,000.00	1,059.00	1,013.18	5.70	5.58	1.48
Developing Opportunity Portfolio Class C^	1,000.00	1,056.00	1,010.37	8.58	8.39	2.23
Developing Opportunity Portfolio Class IS^	1,000.00	1,062.00	1,014.67	4.17	4.07	1.08

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 137/366 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on February 14, 2020.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (86.3%)
Argentina (2.1%)
Globant SA (a)	6,420	$962
Brazil (6.1%)
B3 SA — Brasil Bolsa Balcao	87,260	884
Magazine Luiza SA	140,483	1,851
		2,735
China (46.3%)
Alibaba Group Holding Ltd. ADR (a)	11,366	2,452
China East Education Holdings Ltd. (b)	356,500	648
China Resources Beer Holdings Co., Ltd. (b)	170,000	949
Foshan Haitian Flavouring & Food Co., Ltd., Class A	107,170	1,888
Haidilao International Holding Ltd. (b)	120,000	510
Huazhu Group Ltd. ADR	11,119	390
HUYA, Inc. ADR (a)	54,519	1,018
Kweichow Moutai Co., Ltd., Class A	5,700	1,184
Meituan Dianping, Class B (a)(b)	154,000	3,441
Shenzhou International Group Holdings Ltd. (b)	73,800	897
TAL Education Group ADR (a)	51,483	3,520
Tencent Holdings Ltd. (b)	29,500	1,890
Trip.com Group Ltd. ADR (a)	57,927	1,501
Tsingtao Brewery Co., Ltd. H Shares (b)	94,000	702
		20,990
Hong Kong (0.2%)
Alphamab Oncology (a)	35,000	81
India (10.6%)
HDFC Bank Ltd.	68,238	959
HDFC Bank Ltd. ADR	23,657	1,075
ICICI Bank Ltd. ADR	143,112	1,330
IndusInd Bank Ltd.	66,988	422
Kotak Mahindra Bank Ltd.	56,683	1,023
		4,809
Korea, Republic of (4.6%)
NAVER Corp.	9,305	2,093
Mexico (0.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	25,220	283
Taiwan (6.3%)
Nien Made Enterprise Co., Ltd.	37,000	363
Silergy Corp.	13,000	852
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,087	1,651
		2,866
United States (9.5%)
EPAM Systems, Inc. (a)	8,325	2,098
MercadoLibre, Inc. (a)	2,171	2,140
New Frontier Health Corp. (a)	7,725	64
		4,302
Total Common Stocks (Cost $35,166)		39,121
	Shares	Value (000)
Short-Term Investment (17.0%)
Investment Company (17.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $7,720)	7,719,754	$7,720
Total Investments (103.3%) (Cost $42,886) (c)(d)		46,841
Liabilities in Excess of Other Assets (–3.3%)		(1,504)
Net Assets (100.0%)		$45,337

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $17,902,000 and 39.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,253,000 and the aggregate gross unrealized depreciation is approximately $298,000, resulting in net unrealized appreciation of approximately $3,955,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.1%
Internet & Direct Marketing Retail	20.4
Short-Term Investments	16.5
Banks	10.3
Diversified Consumer Services	8.9
Interactive Media & Services	8.5
Beverages	6.0
Semiconductors & Semiconductor Equipment	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Developing Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $35,166)	$39,121
Investment in Security of Affiliated Issuer, at Value (Cost $7,720)	7,720
Total Investments in Securities, at Value (Cost $42,886)	46,841
Foreign Currency, at Value (Cost $181)	181
Receivable for Fund Shares Sold	2,441
Prepaid Offering Costs	80
Dividends Receivable	12
Due from Adviser	12
Receivable for Investments Sold	2
Receivable from Affiliate	—	@
Other Assets	22
Total Assets	49,591
Liabilities:
Payable for Investments Purchased	3,992
Payable for Offering Costs	118
Payable for Fund Shares Redeemed	93
Deferred Capital Gain Country Tax	25
Payable for Professional Fees	18
Payable for Custodian Fees	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	4
Total Liabilities	4,254
Net Assets	$45,337
Net Assets Consist of:
Paid-in-Capital	$41,836
Total Distributable Earnings	3,501
Net Assets	$45,337
CLASS I:
Net Assets	$43,013
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,053,105
Net Asset Value, Offering and Redemption Price Per Share	$10.61
CLASS A:
Net Assets	$1,463
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	138,058
Net Asset Value, Redemption Price Per Share	$10.60
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.59
Maximum Offering Price Per Share	$11.19
CLASS C:
Net Assets	$850
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	80,502
Net Asset Value, Offering and Redemption Price Per Share	$10.56
CLASS IS:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.62

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Developing Opportunity Portfolio

Statement of Operations	Period from February 14, 2020^ to June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$55
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	57
Expenses:
Advisory Fees (Note B)	60
Offering Costs	48
Professional Fees	36
Shareholder Reporting Fees	7
Administration Fees (Note C)	5
Custodian Fees (Note F)	3
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	1
Registration Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	— @
Directors' Fees and Expenses	— @
Other Expenses	1
Total Expenses	167
Waiver of Advisory Fees (Note B)	(60)
Expenses Reimbursed by Adviser (Note B)	(28)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	77
Net Investment Loss	(20)
Realized Gain (Loss):
Investments Sold	(411)
Foreign Currency Translation	— @
Net Realized Loss	(411)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $25)	3,930
Foreign Currency Translation	2
Net Change in Unrealized Appreciation (Depreciation)	3,932
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	3,521
Net Increase in Net Assets Resulting from Operations	$3,501

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Developing Opportunity Portfolio

Statement of Changes in Net Assets	Period from February 14, 2020^ to June 30, 2020 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(20)
Net Realized Loss	(411)
Net Change in Unrealized Appreciation (Depreciation)	3,932
Net Increase in Net Assets Resulting from Operations	3,501
Capital Share Transactions:(1)
Class I:
Subscribed	41,024
Redeemed	(1,363)
Class A:
Subscribed	1,468
Redeemed	(104)
Class C:
Subscribed	888
Redeemed	(88)
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	41,835
Redemption Fees	1
Total Increase in Net Assets	45,337
Net Assets:
Beginning of Period	—
End of Period	$45,337
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,189
Shares Redeemed	(136)
Net Increase in Class I Shares Outstanding	4,053
Class A:
Shares Subscribed	148
Shares Redeemed	(10)
Net Increase in Class A Shares Outstanding	138
Class C:
Shares Subscribed	90
Shares Redeemed	(9)
Net Increase in Class C Shares Outstanding	81
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Developing Opportunity Portfolio

	Class I
Selected Per Share Data and Ratios	Period from February 14, 2020(1) to June 30, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)
Net Realized and Unrealized Gain	0.62
Total from Investment Operations	0.61
Redemption Fees	0.00	(3)
Net Asset Value, End of Period	$10.61
Total Return(4)	6.10	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43,013
Ratio of Expenses Before Expense Limitation	2.43	%(7)
Ratio of Expenses After Expense Limitation	1.09	%(5)(7)
Ratio of Net Investment Loss	(0.25	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)
Portfolio Turnover Rate	12	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Developing Opportunity Portfolio

	Class A
Selected Per Share Data and Ratios	Period from February 14, 2020(1) to June 30, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)
Net Realized and Unrealized Gain	0.61
Total from Investment Operations	0.60
Redemption Fees	0.00	(3)
Net Asset Value, End of Period	$10.60
Total Return(4)	5.90	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,463
Ratio of Expenses Before Expense Limitation	3.25	%(7)
Ratio of Expenses After Expense Limitation	1.48	%(5)(7)
Ratio of Net Investment Loss	(0.26	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)
Portfolio Turnover Rate	12	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Developing Opportunity Portfolio

	Class C
Selected Per Share Data and Ratios	Period from February 14, 2020(1) to June 30, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)
Net Realized and Unrealized Gain	0.60
Total from Investment Operations	0.56
Redemption Fees	0.00	(3)
Net Asset Value, End of Period	$10.56
Total Return(4)	5.60	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$850
Ratio of Expenses Before Expense Limitation	4.49	%(7)
Ratio of Expenses After Expense Limitation	2.23	%(5)(7)
Ratio of Net Investment Loss	(1.02	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)
Portfolio Turnover Rate	12	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Developing Opportunity Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from February 14, 2020(1) to June 30, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)
Net Realized and Unrealized Gain	0.63
Total from Investment Operations	0.62
Redemption Fees	0.00	(3)
Net Asset Value, End of Period	$10.62
Total Return(4)	6.20	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11
Ratio of Expenses Before Expense Limitation	19.16	%(7)
Ratio of Expenses After Expense Limitation	1.08	%(5)(7)
Ratio of Net Investment Loss	(0.36	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)
Portfolio Turnover Rate	12	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Developing Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund commenced operations on February 14, 2020 and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$2,405	$2,404	$—	$4,809
Beverages	—	2,835	—	2,835
Biotechnology	—	81	—	81
Capital Markets	884	—	—	884
Diversified Consumer Services	3,520	648	—	4,168
Entertainment	1,018	—	—	1,018
Food Products	—	1,888	—	1,888
Health Care Providers & Services	64	—	—	64
Hotels, Restaurants & Leisure	390	510	—	900
Household Durables	—	363	—	363
Information Technology Services	2,098	—	—	2,098
Interactive Media & Services	—	3,983	—	3,983
Internet & Direct Marketing Retail	6,093	3,441	—	9,534
Multi-Line Retail	1,851	—	—	1,851
Semiconductors & Semiconductor Equipment	1,651	852	—	2,503
Software	962	—	—	962
Textiles, Apparel & Luxury Goods	—	897	—	897
Transportation Infrastructure	283	—	—	283
Total Common Stocks	21,219	17,902	—	39,121
Short-Term Investment
Investment Company	7,720	—	—	7,720
Total Assets	$28,939	$17,902	$—	$46,841

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result,

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statement of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the period ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.50% for Class A shares, 2.25% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2020, approximately $60,000 of advisory fees were waived and approximately $29,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $37,876,000 and $2,296,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the period ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the period ended June 30, 2020 is as follows:

Affiliated Investment Company	Value February 14, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$26,552	$18,832	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$7,720

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the period ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 57.3%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which does include breakpoints. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

21

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIDOSAN
3178666 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Breakout Nations Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Emerging Markets Breakout Nations Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Breakout Nations Portfolio Class I	$1,000.00	$793.10	$1,019.29	$4.99	$5.62	1.12%
Emerging Markets Breakout Nations Portfolio Class A	1,000.00	792.00	1,017.30	6.77	7.62	1.52
Emerging Markets Breakout Nations Portfolio Class C	1,000.00	789.00	1,013.53	10.14	11.41	2.28
Emerging Markets Breakout Nations Portfolio Class IS	1,000.00	793.10	1,019.49	4.81	5.42	1.08

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Emerging Markets Breakout Nations Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Argentina (1.3%)
Globant SA (a)	372	$56
Brazil (10.3%)
Atacadao SA	11,251	41
Hapvida Participacoes e Investimentos SA	4,522	52
Itau Unibanco Holding SA (Preference)	8,358	39
Localiza Rent a Car SA	6,524	49
Lojas Renner SA	7,198	55
Pagseguro Digital Ltd., Class A (a)	1,653	59
Petroleo Brasileiro SA	10,420	43
Petroleo Brasileiro SA (Preference)	13,674	54
Rumo SA (a)	12,399	51
		443
China (18.9%)
Alibaba Group Holding Ltd. ADR (a)	796	172
China Mengniu Dairy Co., Ltd. (a)(b)	10,000	38
China Resources Beer Holdings Co., Ltd. (b)	4,000	22
CSPC Pharmaceutical Group Ltd. (b)	19,200	36
Hua Hong Semiconductor Ltd. (a)(b)	12,000	42
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,080	14
Kweichow Moutai Co., Ltd., Class A	400	83
New Oriental Education & Technology Group, Inc. ADR (a)	354	46
TAL Education Group ADR (a)	887	61
Tencent Holdings Ltd. (b)	4,300	276
Universal Scientific Industrial Shanghai Co., Ltd., Class A	7,900	25
		815
Egypt (2.8%)
Commercial International Bank Egypt SAE	5,226	21
Commercial International Bank Egypt SAE GDR	26,345	102
		123
India (18.9%)
Apollo Hospitals Enterprise Ltd.	3,666	65
Bharti Airtel Ltd. (a)	20,449	152
Eicher Motors Ltd.	194	47
HDFC Bank Ltd. ADR	558	25
ICICI Bank Ltd. ADR	11,691	109
Infosys Ltd.	4,628	45
Larsen & Toubro Ltd. GDR	3,450	43
Maruti Suzuki India Ltd.	1,459	113
Reliance Industries Ltd.	9,484	216
		815
Indonesia (7.0%)
Astra International Tbk PT	127,900	43
Bank Central Asia Tbk PT	75,000	150
Bank Mandiri Persero Tbk PT	52,600	18
Bank Rakyat Indonesia Persero Tbk PT	243,000	52
Telekomunikasi Indonesia Persero Tbk PT	172,200	37
		300
	Shares	Value (000)
Korea, Republic of (2.4%)
Kakao Corp.	126	$28
Samsung Electronics Co., Ltd.	1,671	74
		102
Malaysia (1.3%)
Malayan Banking Bhd	17,440	31
Public Bank Bhd	6,900	26
		57
Mexico (3.8%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	3,690	17
Grupo Financiero Banorte SAB de CV Series O	16,526	57
Wal-Mart de Mexico SAB de CV	38,389	92
		166
Pakistan (1.9%)
MCB Bank Ltd.	83,112	80
Peru (3.7%)
Cia de Minas Buenaventura SAA ADR	5,030	46
Credicorp Ltd.	840	112
		158
Philippines (0.8%)
Jollibee Foods Corp.	12,390	35
Poland (3.0%)
Jeronimo Martins SGPS SA	2,673	47
LPP SA (a)	31	47
Santander Bank Polska SA (a)	841	38
		132
Russia (5.3%)
LUKOIL PJSC ADR	616	46
Novatek PJSC (Registered GDR)	378	54
Novolipetsk Steel PJSC GDR	1,304	26
Sberbank of Russia PJSC ADR	2,658	30
X5 Retail Group N.V. GDR	888	31
Yandex N.V., Class A (a)	813	41
		228
Singapore (1.3%)
Sea Ltd. ADR (a)	534	57
South Africa (2.4%)
Bidvest Group Ltd. (The)	3,433	28
Capitec Bank Holdings Ltd.	641	32
Clicks Group Ltd.	2,720	33
Nedbank Group Ltd.	2,099	12
		105
Taiwan (2.3%)
Delta Electronics, Inc.	4,000	23
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	75
		98
Turkey (2.1%)
Akbank T.A.S. (a)	51,276	46
Turkiye Garanti Bankasi AS (a)	38,072	47
		93

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Breakout Nations Portfolio

	Shares	Value (000)
United Kingdom (0.8%)
Avast PLC	5,178	$34
United States (2.9%)
EPAM Systems, Inc. (a)	136	34
MercadoLibre, Inc. (a)	58	57
Micron Technology, Inc. (a)	655	34
		125
Vietnam (3.4%)
Bank for Foreign Trade of Vietnam JSC	5,670	20
Masan Group Corp. (a)	7,380	17
Sai Gon Cargo Service Corp.	2,060	10
Saigon Beer Alcohol Beverage Corp.	2,530	17
Vietjet Aviation JSC (a)	3,858	18
Vincom Retail JSC	26,503	29
Vinhomes JSC	10,380	34
		145
Total Common Stocks (Cost $4,210)		4,167
Investment Company (0.9%)
Pakistan (0.9%)
Global X MSCI Pakistan ETF (Cost $53)	1,675	38
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $55)	55,158	55
Total Investments (98.8%) (Cost $4,318) (c)(d)(e)		4,260
Other Assets in Excess of Liabilities (1.2%)		50
Net Assets (100.0%)		$4,310

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $2,708,000 and 62.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $476,000 and the aggregate gross unrealized depreciation is approximately $533,000, resulting in net unrealized depreciation of approximately $57,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	INR	4,325		$57	7/16/20	$(1)
JPMorgan Chase Bank NA		$55	INR	4,325	7/16/20	2
						$1

INR  —  Indian Rupee

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Breakout Nations Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.5%
Banks	24.6
Oil, Gas & Consumable Fuels	9.7
Interactive Media & Services	8.1
Food & Staples Retailing	5.7
Internet & Direct Marketing Retail	5.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Breakout Nations Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,263)	$4,205
Investment in Security of Affiliated Issuer, at Value (Cost $55)	55
Total Investments in Securities, at Value (Cost $4,318)	4,260
Foreign Currency, at Value (Cost $7)	7
Due from Adviser	54
Receivable for Investments Sold	11
Dividends Receivable	9
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	2
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	45
Total Assets	4,388
Liabilities:
Payable for Professional Fees	50
Payable for Investments Purchased	9
Deferred Capital Gain Country Tax	6
Payable for Custodian Fees	5
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1
Payable for Shareholder Service Fees — Class A	—	@
Payable for Distribution and Shareholder Service Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	7
Total Liabilities	78
Net Assets	$4,310
Net Assets Consist of:
Paid-in-Capital	$5,037
Total Accumulated Loss	(727)
Net Assets	$4,310
CLASS I:
Net Assets	$4,284
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	501,148
Net Asset Value, Offering and Redemption Price Per Share	$8.55
CLASS A:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,004
Net Asset Value, Redemption Price Per Share	$8.49
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.47
Maximum Offering Price Per Share	$8.96
CLASS C:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$8.30
CLASS IS:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,009
Net Asset Value, Offering and Redemption Price Per Share	$8.55

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Breakout Nations Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	$41
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	43
Expenses:
Professional Fees	56
Registration Fees	24
Advisory Fees (Note B)	20
Custodian Fees (Note F)	19
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Administration Fees (Note C)	2
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	10
Total Expenses	147
Expenses Reimbursed by Adviser (Note B)	(98)
Waiver of Advisory Fees (Note B)	(20)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	26
Net Investment Income	17
Realized Loss:
Investments Sold	(481)
Foreign Currency Forward Exchange Contracts	(3)
Foreign Currency Translation	(— @)
Futures Contracts	(162)
Net Realized Loss	(646)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $5)	(495)
Foreign Currency Forward Exchange Contracts	1
Foreign Currency Translation	(— @)
Futures Contracts	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(494)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,140)
Net Decrease in Net Assets Resulting from Operations	$(1,123)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Emerging Markets Breakout Nations Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$17	$48
Net Realized Gain (Loss)	(646)	18
Net Change in Unrealized Appreciation (Depreciation)	(494)	506
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,123)	572
Dividends and Distributions to Shareholders:
Class I	—	(44)
Class A	—	(—	@)
Class IS	—	(—	@)
Total Dividends and Distributions to Shareholders	—	(44)
Capital Share Transactions:(1)
Class I:
Distributions Reinvested	—	44
Class A:
Distributions Reinvested	—	—	@
Class IS:
Distributions Reinvested	—	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	—	44
Total Increase (Decrease) in Net Assets	(1,123)	572
Net Assets:
Beginning of Period	5,433	4,861
End of Period	$4,310	$5,433
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	—	4
Class A:
Shares Issued on Distributions Reinvested	—	—	@@
Class IS:
Shares Issued on Distributions Reinvested	—	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from December 15, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.78		$9.72		$11.91		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.10		0.06		0.08		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(2.27)		1.05		(2.09)		2.19		0.15
Total from Investment Operations	(2.23)		1.15		(2.03)		2.27		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.03)		(0.05)		—
Net Realized Gain	—		—		(0.13)		(0.46)		—
Total Distributions	—		(0.09)		(0.16)		(0.51)		—
Net Asset Value, End of Period	$8.55		$10.78		$9.72		$11.91		$10.15
Total Return(4)	(20.69	)%(6)	11.72%		(17.10)%		22.44%		1.50	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,284		$5,400		$4,831		$5,917		$5,043
Ratio of Expenses Before Expense Limitation	6.47	%(7)	6.24%		6.28%		9.42%		22.93	%(7)
Ratio of Expenses After Expense Limitation	1.12	%(5)(7)	1.12	%(5)	1.12	%(5)	1.11	%(5)	1.09	%(5)(7)
Ratio of Net Investment Income	0.86	%(5)(7)	0.92	%(5)	0.54	%(5)	0.66	%(5)	0.67	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.02%		0.04	%(7)
Portfolio Turnover Rate	26	%(6)	26%		36%		79%		16	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from December 15, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.72		$9.67		$11.90		$10.14		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.05		0.01		0.03		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(2.25)		1.05		(2.08)		2.20		0.14
Total from Investment Operations	(2.23)		1.10		(2.07)		2.23		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.03)		(0.01)		—
Net Realized Gain	—		—		(0.13)		(0.46)		—
Total Distributions	—		(0.05)		(0.16)		(0.47)		—
Net Asset Value, End of Period	$8.49		$10.72		$9.67		$11.90		$10.14
Total Return(4)	(20.80	)%(6)	11.23%		(17.45)%		22.01%		1.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$11		$10		$12		$10
Ratio of Expenses Before Expense Limitation	27.72	%(7)	24.83%		23.28%		27.13%		37.02	%(7)
Ratio of Expenses After Expense Limitation	1.52	%(5)(7)	1.53	%(5)	1.53	%(5)	1.53	%(5)	1.51	%(5)(7)
Ratio of Net Investment Income	0.46	%(5)(7)	0.50	%(5)	0.12	%(5)	0.25	%(5)	0.24	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.02%		0.04	%(7)
Portfolio Turnover Rate	26	%(6)	26%		36%		79%		16	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from December 15, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.52		$9.53		$11.80		$10.14		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.02)		(0.07)		(0.06)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(2.21)		1.01		(2.04)		2.18		0.14
Total from Investment Operations	(2.22)		0.99		(2.11)		2.12		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		0.00	(3)	—
Net Realized Gain	—		—		(0.13)		(0.46)		—
Total Distributions	—		—		(0.16)		(0.46)		—
Net Asset Value, End of Period	$8.30		$10.52		$9.53		$11.80		$10.14
Total Return(4)	(21.10	)%(6)	10.39%		(18.09)%		21.09%		1.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$11		$10		$12		$10
Ratio of Expenses Before Expense Limitation	28.97	%(7)	25.82%		24.22%		26.78%		37.76	%(7)
Ratio of Expenses After Expense Limitation	2.28	%(5)(7)	2.28	%(5)	2.28	%(5)	2.28	%(5)	2.26	%(5)(7)
Ratio of Net Investment Loss	(0.30	)%(5)(7)	(0.24	)%(5)	(0.62	)%(5)	(0.50	)%(5)	(0.50	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.02%		0.04	%(7)
Portfolio Turnover Rate	26	%(6)	26%		36%		79%		16	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from December 15, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.78		$9.73		$11.91		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.10		0.06		0.08		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(2.27)		1.04		(2.08)		2.19		0.15
Total from Investment Operations	(2.23)		1.14		(2.02)		2.27		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.03)		(0.05)		—
Net Realized Gain	—		—		(0.13)		(0.46)		—
Total Distributions	—		(0.09)		(0.16)		(0.51)		—
Net Asset Value, End of Period	$8.55		$10.78		$9.73		$11.91		$10.15
Total Return(4)	(20.69	)%(6)	11.76%		(17.10)%		22.47%		1.50	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$11		$10		$12		$10
Ratio of Expenses Before Expense Limitation	27.22	%(7)	24.32%		20.74%		25.68%		36.76	%(7)
Ratio of Expenses After Expense Limitation	1.08	%(5)(7)	1.08	%(5)	1.08	%(5)	1.08	%(5)	1.06	%(5)(7)
Ratio of Net Investment Income	0.90	%(5)(7)	0.96	%(5)	0.58	%(5)	0.69	%(5)	0.70	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.02%		0.04	%(7)
Portfolio Turnover Rate	26	%(6)	26%		36%		79%		16	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Breakout Nations Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) futures are valued at the

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value

Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$10	$—	$10
Airlines	—	18	—	18
Automobiles	—	203	—	203
Banks	342	705	—	1,047
Beverages	—	122	—	122
Construction & Engineering	—	43	—	43
Diversified Consumer Services	107	—	—	107
Diversified Telecommunication Services	—	37	—	37
Electronic Equipment, Instruments & Components	—	48	—	48
Entertainment	57	—	—	57
Food & Staples Retailing	133	111	—	244
Food Products	—	55	—	55
Health Care Providers & Services	52	65	—	117
Hotels, Restaurants & Leisure	—	35	—	35
Industrial Conglomerates	—	28	—	28
Information Technology Services	93	45	—	138
Interactive Media & Services	41	304	—	345
Internet & Direct Marketing Retail	229	—	—	229
Metals & Mining	46	26	—	72
Multi-Line Retail	55	—	—	55
Oil, Gas & Consumable Fuels	97	316	—	413
Pharmaceuticals	—	50	—	50
Real Estate Management & Development	—	63	—	63
Road & Rail	100	—	—	100
Semiconductors & Semiconductor Equipment	34	117	—	151
Software	56	34	—	90
Tech Hardware, Storage & Peripherals	—	74	—	74
Textiles, Apparel & Luxury Goods	—	47	—	47
Transportation Infrastructure	17	—	—	17
Wireless Telecommunication Services	—	152	—	152
Total Common Stocks	1,459	2,708	—	4,167
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Investment Company	$38	$—	$—	$38
Short-Term Investment
Investment Company	55	—	—	55
Foreign Currency Forward Exchange Contract	—	2	—	2
Total Assets	1,552	2,710	—	4,262
Liability:
Foreign Currency Forward Exchange Contract	—	(1)	—	(1)
Total	$1,552	$2,709	$—	$4,261

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

As of June 30, 2020, the Fund did not have any open futures contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$2
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(1)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(3)
Equity Risk	Futures Contracts	(162)
Total		$(165)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1
Equity Risk	Futures Contracts	(— @)
Total		$1

@  Amount is less than $500.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$2	$(1)

(a)  Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$2	$(1)	$—	$1
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$1	$(1)	$—	$0

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$67,000
Futures Contracts:
Average monthly notional value	$1,033,000

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)
maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $20,000 of advisory fees were waived and approximately $101,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,617,000 and $1,016,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$777	$683	$1,405	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$55

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$44	$—	$35	$35

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4	$—

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $28,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $36,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund did not have record owners of 10% or greater.

K. Subsequent Events: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund. Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied, the remaining proceeds will be distributed to the Fund's stockholders, and all of the issued and outstanding shares of the Fund will be redeemed (the "Liquidation"). The Liquidation is expected to occur on or about September 11, 2020. The Fund will suspend the offering of its shares to all investors at the close of business on August 12, 2020.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year period and for the period since the middle of December 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMBONSAN
3178603 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
Privacy Notice	32
Director and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Fixed Income Opportunities Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Fixed Income Opportunities Portfolio Class I	$1,000.00	$945.70	$1,020.69	$4.06	$4.22	0.84%
Emerging Markets Fixed Income Opportunities Portfolio Class A	1,000.00	943.60	1,018.95	5.75	5.97	1.19
Emerging Markets Fixed Income Opportunities Portfolio Class L	1,000.00	942.80	1,017.70	6.96	7.22	1.44
Emerging Markets Fixed Income Opportunities Portfolio Class C	1,000.00	939.90	1,015.22	9.36	9.72	1.94
Emerging Markets Fixed Income Opportunities Portfolio Class IS	1,000.00	946.90	1,020.84	3.92	4.07	0.81

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (93.0%)
Angola (0.6%)
Sovereign (0.6%)
Angolan Government International Bond, 8.00%, 11/26/29 (a)	$330	$273
Argentina (2.0%)
Corporate Bonds (1.7%)
Pampa Energia SA,
9.13%, 4/15/29 (a)	300	244
Province of Santa Fe,
6.90%, 11/1/27 (a)	400	242
Provincia de Cordoba,
7.45%, 9/1/24 (a)	330	196
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	230	103
Telecom Argentina SA,
8.00%, 7/18/26 (a)	50	45
		830
Sovereign (0.3%)
Argentine Republic Government International Bond,
7.50%, 4/22/26 (b)(c)	370	150
		980
Armenia (0.5%)
Corporate Bond (0.5%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25 (a)	270	256
Azerbaijan (0.7%)
Sovereign (0.7%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	360	353
Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond,
7.50%, 9/20/47	300	336
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	200	192
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (a)	200	193
		385
Brazil (6.5%)
Corporate Bonds (2.7%)
CSN Islands XI Corp.,
6.75%, 1/28/28 (a)	360	310
CSN Resources SA,
7.63%, 4/17/26 (a)	260	227
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)	200	196
6.50%, 9/20/26	200	202
	Face Amount (000)		Value (000)
Petrobras Global Finance BV,
6.75%, 6/3/50		$140	$144
Rumo Luxembourg Sarl,
5.25%, 1/10/28		200	200
			1,279
Sovereign (3.8%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23 - 1/1/25	BRL	6,685	1,430
Brazilian Government International Bond,
3.88%, 6/12/30		$200	193
4.50%, 5/30/29		200	205
			1,828
			3,107
Chile (2.7%)
Corporate Bonds (1.3%)
Colbun SA,
3.15%, 3/6/30 (a)		200	202
Geopark Ltd.,
6.50%, 9/21/24 (a)		200	185
VTR Finance,
6.38%, 7/15/28 (a)(d)		225	232
			619
Sovereign (1.4%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	285,000	402
Chile Government International Bond,
3.50%, 1/25/50		$230	260
			662
			1,281
China (4.5%)
Corporate Bonds (2.4%)
China SCE Group Holdings Ltd.,
7.38%, 4/9/24		250	246
Country Garden Holdings Co., Ltd.,
7.25%, 4/8/26		260	284
Scenery Journey Ltd.,
13.00%, 11/6/22		300	293
Yuzhou Properties Co. Ltd.,
8.38%, 10/30/24		300	304
			1,127
Sovereign (2.1%)
China Government Bond,
3.13%, 11/21/29	CNY	4,010	579
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)		$400	421
			1,000
			2,127

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Colombia (4.2%)
Corporate Bonds (2.4%)
Banco de Bogota SA,
4.38%, 8/3/27		$300	$305
Canacol Energy Ltd.,
7.25%, 5/3/25 (a)		200	203
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)		200	191
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)		400	421
			1,120
Sovereign (1.8%)
Colombian TES,
Series B
6.00%, 4/28/28	COP	951,400	258
7.00%, 6/30/32		253,800	69
7.50%, 8/26/26		1,315,100	399
10.00%, 7/24/24		454,100	149
			875
			1,995
Costa Rica (0.4%)
Sovereign (0.4%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		$200	173
Dominican Republic (1.5%)
Corporate Bond (0.9%)
AES Andres BV/Dominican Power Partners/ Empresa Generadora de Electricidad It,
(Units)
7.95%, 5/11/26 (a)(e)		400	406
Sovereign (0.6%)
Dominican Republic International Bond,
5.88%, 1/30/60 (a)	DOP	150	129
9.75%, 6/5/26 (a)		10,550	163
			292
			698
Ecuador (0.8%)
Sovereign (0.8%)
Ecuador Government International Bond,
7.78%, 1/23/28 (b)(c)		$240	100
8.88%, 10/23/27 (b)(c)		290	123
10.65%, 1/31/29 (b)(c)		400	166
			389
Egypt (2.7%)
Corporate Bond (0.8%)
African Export-Import Bank (The),
3.99%, 9/21/29 (a)		390	386
Sovereign (1.9%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	100	107
6.38%, 4/11/31 (a)		330	345
	Face Amount (000)		Value (000)
8.15%, 11/20/59 (a)	EUR	260	$243
8.88%, 5/29/50 (a)		200	198
			893
			1,279
El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
7.12%, 1/20/50 (a)		$150	123
8.63%, 2/28/29 (a)		80	77
			200
Gabon (0.4%)
Sovereign (0.4%)
Gabon Government International Bond,
6.63%, 2/6/31 (a)		200	179
Ghana (1.3%)
Corporate Bond (0.4%)
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)		200	176
Sovereign (0.9%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		260	236
8.95%, 3/26/51 (a)		200	184
			420
			596
Guatemala (0.7%)
Sovereign (0.7%)
Guatemala Government Bond,
4.88%, 2/13/28		300	321
Hungary (0.7%)
Sovereign (0.7%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	92,000	315
India (0.5%)
Corporate Bond (0.5%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$240	235
Indonesia (6.8%)
Corporate Bonds (1.7%)
Indo Energy Finance II BV,
6.38%, 1/24/23		342	322
Jababeka International BV,
6.50%, 10/5/23 (a)		460	378
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)		200	134
			834
Sovereign (5.1%)
Indonesia Government International Bond,
4.45%, 4/15/70		230	266
Indonesia Treasury Bond,
7.00%, 9/15/30	IDR	4,600,000	318
7.50%, 8/15/32		4,290,000	297

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
8.13%, 5/15/24	IDR	8,817,000	$653
8.38%, 3/15/34 - 4/15/39		5,600,000	413
8.75%, 5/15/31		1,310,000	100
9.00%, 3/15/29		1,395,000	108
Pertamina Persero PT,
6.50%, 11/7/48 (a)		$200	263
			2,418
			3,252
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23 (a)		200	185
Israel (0.7%)
Corporate Bond (0.7%)
Teva Pharmaceutical Finance Netherlands III BV,
7.13%, 1/31/25		300	320
Jamaica (0.6%)
Sovereign (0.6%)
Jamaica Government International Bond,
8.00%, 3/15/39		250	309
Jordan (0.4%)
Sovereign (0.4%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		200	206
Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (b)(c)		266	48
Luxembourg (0.5%)
Corporate Bond (0.5%)
Cosan Luxembourg SA,
7.00%, 1/20/27		220	231
Malaysia (2.3%)
Sovereign (2.3%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	32
3.96%, 9/15/25		2,383	596
4.16%, 7/15/21		195	46
4.18%, 7/15/24		762	190
4.23%, 6/30/31		246	63
4.50%, 4/15/30		559	146
			1,073
Mexico (10.8%)
Corporate Bonds (2.7%)
Alfa SAB de CV,
6.88%, 3/25/44		$400	468
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		200	187
	Face Amount (000)		Value (000)
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		$250	$185
Operadora de Servicios Mega SA de CV Sofom ER,
8.25%, 2/11/25 (a)		200	186
Trust Fibra Uno,
6.39%, 1/15/50 (a)		240	254
			1,280
Sovereign (8.1%)
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	9,837	435
7.50%, 6/3/27		13,502	655
7.75%, 5/29/31		5,070	250
8.00%, 12/7/23		2,072	99
10.00%, 12/5/24		15,250	799
Mexico Government International Bond,
4.50%, 4/22/29		$200	218
Petroleos Mexicanos,
6.35%, 2/12/48		234	174
6.50%, 3/13/27 - 1/23/29		626	557
6.75%, 9/21/47		200	154
6.95%, 1/28/60 (a)		365	281
7.69%, 1/23/50		300	251
			3,873
			5,153
Moldova (1.0%)
Corporate Bond (1.0%)
Aragvi Finance International DAC,
12.00%, 4/9/24 (a)		460	481
Nigeria (3.0%)
Corporate Bonds (2.2%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)		220	227
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		270	275
United Bank for Africa PLC,
7.75%, 6/8/22 (a)		540	541
			1,043
Sovereign (0.8%)
Nigeria Government International Bond,
7.14%, 2/23/30 (a)		200	188
9.25%, 1/21/49 (a)		200	203
			391
			1,434
Panama (0.5%)
Sovereign (0.5%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	216

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Paraguay (1.9%)
Sovereign (1.9%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)		$200	$219
4.95%, 4/28/31 (a)		200	224
5.40%, 3/30/50 (a)		400	465
			908
Peru (1.5%)
Corporate Bond (0.4%)
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (a)		200	214
Sovereign (1.1%)
Peru Government Bond,
5.40%, 8/12/34 (a)	PEN	259	77
5.94%, 2/12/29 (a)		1,382	451
6.15%, 8/12/32 (a)		1	—	@
			528
			742
Poland (4.5%)
Sovereign (4.5%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	2,044	582
4.00%, 10/25/23		1,455	412
5.75%, 10/25/21 - 9/23/22		2,680	758
Republic of Poland Government International Bond,
5.00%, 3/23/22		$370	398
			2,150
Qatar (2.2%)
Sovereign (2.2%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)		200	228
4.82%, 3/14/49 (a)		630	831
			1,059
Romania (0.9%)
Sovereign (0.9%)
Romania Government Bond,
4.75%, 2/24/25	RON	1,745	425
Russia (4.8%)
Corporate Bond (0.6%)
Alfa Bank AO Via Alfa Bond Issuance PLC,
5.95%, 4/15/30		$300	299
Sovereign (4.2%)
Russian Federal Bond — OFZ,
6.90%, 5/23/29	RUB	47,895	729
7.70%, 3/23/33		46,360	746
Russian Foreign Bond — Eurobond,
5.63%, 4/4/42		$400	544
			2,318
	Face Amount (000)		Value (000)
Saudi Arabia (1.5%)
Sovereign (1.5%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)		$540	$696
Senegal (1.3%)
Sovereign (1.3%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		600	613
Serbia (0.3%)
Sovereign (0.3%)
Serbia International Bond,
3.13%, 5/15/27 (a)	EUR	140	165
South Africa (4.3%)
Sovereign (4.3%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		$200	186
8.45%, 8/10/28 (a)		400	375
Republic of South Africa Government Bond,
8.00%, 1/31/30		19,061	1,016
8.25%, 3/31/32	ZAR	6,937	349
8.75%, 1/31/44		820	37
9.00%, 1/31/40		1,500	72
			2,035
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond,
7.85%, 3/14/29		$360	238
Supernational (0.8%)
Sovereign (0.8%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (a)		370	374
Tanzania, United Republic of (0.4%)
Corporate Bond (0.4%)
HTA Group Ltd.,
7.00%, 12/18/25 (a)		200	203
Thailand (2.2%)
Sovereign (2.2%)
Thailand Government Bond,
3.63%, 6/16/23	THB	9,000	317
4.88%, 6/22/29		17,434	735
			1,052
Turkey (2.5%)
Sovereign (2.5%)
Turkey Government Bond,
8.00%, 3/12/25	TRY	1,773	237
10.50%, 8/11/27		1,055	147
11.00%, 2/24/27		586	84
Turkey Government International Bond,
6.35%, 8/10/24		$530	537
7.25%, 12/23/23		200	209
			1,214

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Ukraine (1.6%)
Corporate Bond (0.5%)
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.13%, 7/19/24	EUR	200	$220
Sovereign (1.1%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)		$100	115
7.75%, 9/1/26		380	397
			512
			732
United Arab Emirates (1.5%)
Corporate Bonds (1.5%)
DP World Crescent Ltd.,
4.85%, 9/26/28		220	233
DP World PLC,
5.63%, 9/25/48 (a)		200	219
MAF Global Securities Ltd.,
6.38%, 3/20/26 (f)		250	243
			695
Venezuela (0.1%)
Sovereign (0.1%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (b)(c)		1,582	46
Virgin Islands, British (0.5%)
Corporate Bond (0.5%)
Scenery Journey Ltd.,
11.50%, 10/24/22		250	238
Total Fixed Income Securities (Cost $46,708)			44,289
	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00% expires 4/15/20 (i) (Cost $—)		495	1
	Shares
Short-Term Investments (5.1%)
United States (5.0%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $2,396)		2,395,661	2,396
	Face Amount (000)	Value (000)
United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.16%, 1/28/21 (g)(Cost $30)	$30	$30
Total Short-Term Investments (Cost $2,426)		2,426
Total Investments (98.1%) (Cost $49,134) (h)(j)		46,716
Other Assets in Excess of Liabilities (1.9%)		903
Net Assets (100.0%)		$47,619

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Non-income producing security; bond in default.

(c)  Issuer in bankruptcy.

(d)  When-issued security.

(e)  Consists of one or more classes of securities traded together as a unit.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.

(g)  Rate shown is the yield to maturity at June 30, 2020.

(h)  Securities are available for collateral in connection with purchase of when-issued security and open foreign currency forward exchange contracts.

(i)  Perpetual maturity date. Date disclosed is the last expiration date.

(j)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,488,000 and the aggregate gross unrealized depreciation is approximately $3,818,000, resulting in net unrealized depreciation of approximately $2,330,000.

@  Value is less than $500.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BRL	1,200		$219	7/2/20	$(2)
BNP Paribas SA	BRL	2,023		$394	7/2/20	22
BNP Paribas SA		$369	BRL	2,023	7/2/20	3
BNP Paribas SA		$211	BRL	1,200	7/2/20	10
BNP Paribas SA	IDR	1,700,000		$119	9/10/20	1
BNP Paribas SA	RUB	13,000		$187	9/10/20	6
BNP Paribas SA		$745	CZK	17,600	9/10/20	(3)
BNP Paribas SA		$466	HUF	142,000	9/10/20	(16)
Citibank NA	HUF	62,000		$202	9/10/20	6
Citibank NA	PLN	1,680		$427	9/10/20	3
JPMorgan Chase Bank NA	BRL	2,133		$390	7/2/20	(3)
JPMorgan Chase Bank NA		$382	BRL	2,133	7/2/20	10
JPMorgan Chase Bank NA	EUR	855		$963	9/10/20	1
JPMorgan Chase Bank NA		$242	ZAR	4,100	9/10/20	(8)
State Street Bank and Trust Co.	BRL	670		$125	7/2/20	2
State Street Bank and Trust Co.	BRL	640		$122	7/2/20	4
State Street Bank and Trust Co.		$117	BRL	640	7/2/20	1
State Street Bank and Trust Co.		$122	BRL	670	7/2/20	1
UBS AG	MXN	17,280		$780	9/10/20	36
UBS AG	ZAR	10,500		$615	9/10/20	14
						$88

BRL  —  Brazilian Real

CLP  —  Chilean Peso

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DOP  —  Dominican Peso

EUR  —  Euro

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

MXN  —  Mexican Peso

MYR —  Malaysian Ringgit

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	68.1%
Corporate Bonds	26.7
Short-Term Investments	5.2
Other*	0.0	**
Total Investments	100.0	%***

*  Industries and/or investment types representing less than 5% of total investments.

**  Amount is less than 0.05%.

***  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $88,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $46,738)	$44,320
Investment in Security of Affiliated Issuer, at Value (Cost $2,396)	2,396
Total Investments in Securities, at Value (Cost $49,134)	46,716
Foreign Currency, at Value (Cost $415)	406
Interest Receivable	836
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	120
Tax Reclaim Receivable	17
Due from Adviser	1
Receivable from Affiliate	—	@
Other Assets	75
Total Assets	48,171
Liabilities:
Payable for Investments Purchased	425
Payable for Professional Fees	34
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	32
Deferred Capital Gain Country Tax	32
Payable for Custodian Fees	7
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	15
Total Liabilities	552
Net Assets	$47,619
Net Assets Consist of:
Paid-in-Capital	$56,961
Total Accumulated Loss	(9,342)
Net Assets	$47,619

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$43,428
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,042,819
Net Asset Value, Offering and Redemption Price Per Share	$8.61
CLASS A:
Net Assets	$3,063
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	356,357
Net Asset Value, Redemption Price Per Share	$8.59
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.29
Maximum Offering Price Per Share	$8.88
CLASS L:
Net Assets	$718
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	83,716
Net Asset Value, Offering and Redemption Price Per Share	$8.58
CLASS C:
Net Assets	$392
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	45,820
Net Asset Value, Offering and Redemption Price Per Share	$8.55
CLASS IS:
Net Assets	$18
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,046
Net Asset Value, Offering and Redemption Price Per Share	$8.62

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $26 of Foreign Taxes Withheld)	$1,585
Dividends from Security of Affiliated Issuer (Note G)	14
Total Investment Income	1,599
Expenses:
Advisory Fees (Note B)	197
Professional Fees	68
Registration Fees	27
Administration Fees (Note C)	21
Custodian Fees (Note F)	15
Sub Transfer Agency Fees — Class I	12
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	11
Pricing Fees	8
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	2
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Other Expenses	10
Total Expenses	387
Waiver of Advisory Fees (Note B)	(144)
Reimbursement of Class Specific Expenses — Class I (Note B)	(6)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	231
Net Investment Income	1,368
Realized Gain (Loss):
Investments Sold (Net of $4 of Capital Gain Country Tax)	(1,918)
Foreign Currency Forward Exchange Contracts	88
Foreign Currency Translation	(58)
Net Realized Loss	(1,888)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $23)	(4,459)
Foreign Currency Forward Exchange Contracts	134
Foreign Currency Translation	(19)
Net Change in Unrealized Appreciation (Depreciation)	(4,344)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(6,232)
Net Decrease in Net Assets Resulting from Operations	$(4,864)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,368	$2,801
Net Realized Loss	(1,888)	(980)
Net Change in Unrealized Appreciation (Depreciation)	(4,344)	4,411
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,864)	6,232
Dividends and Distributions to Shareholders:
Class I	(664)	(2,260)
Class A	(42)	(82)
Class L	(9)	(30)
Class C	(5)	(18)
Class IS	(— @)	(18)
Paid-in-Capital:
Class I	—	(275)
Class A	—	(10)
Class L	—	(4)
Class C	—	(2)
Class IS	—	(2)
Total Dividends and Distributions to Shareholders	(720)	(2,701)
Capital Share Transactions:(1)
Class I:
Subscribed	1,411	22,927
Distributions Reinvested	662	2,529
Redeemed	(11,747)	(3,153)
Class A:
Subscribed	2,364	1,620
Distributions Reinvested	42	92
Redeemed	(1,046)	(1,006)
Class L:
Distributions Reinvested	9	34
Redeemed	(1)	(58)
Class C:
Subscribed	77	453
Distributions Reinvested	5	20
Redeemed	(173)	(13)
Class IS:
Subscribed	—	725
Distributions Reinvested	— @	1
Redeemed	—	(1,430)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,397)	22,741
Redemption Fees	— @	— @
Total Increase (Decrease) in Net Assets	(13,981)	26,272
Net Assets:
Beginning of Period	61,600	35,328
End of Period	$47,619	$61,600

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	162	2,527
Shares Issued on Distributions Reinvested	88	278
Shares Redeemed	(1,489)	(349)
Net Increase (Decrease) in Class I Shares Outstanding	(1,239)	2,456
Class A:
Shares Subscribed	254	178
Shares Issued on Distributions Reinvested	6	10
Shares Redeemed	(135)	(110)
Net Increase in Class A Shares Outstanding	125	78
Class L:
Shares Issued on Distributions Reinvested	1	4
Shares Redeemed	(— @@)	(7)
Net Increase (Decrease) in Class L Shares Outstanding	1	(3)
Class C:
Shares Subscribed	8	50
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(20)	(1)
Net Increase (Decrease) in Class C Shares Outstanding	(11)	51
Class IS:
Shares Subscribed	—	81
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	—	(158)
Net Increase (Decrease) in Class IS Shares Outstanding	— @@	(77)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.25		$8.52		$9.68		$9.07		$8.53		$9.22
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.51		0.57		0.65		0.67		0.52
Net Realized and Unrealized Gain (Loss)	(0.74)		0.70		(1.24)		0.52		0.42		(0.68)
Total from Investment Operations	(0.52)		1.21		(0.67)		1.17		1.09		(0.16)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.43)		(0.49)		(0.56)		(0.55)		(0.53)
Paid-in-Capital	—		(0.05)		—		—		—		—
Total Distributions	(0.12)		(0.48)		(0.49)		(0.56)		(0.55)		(0.53)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.61		$9.25		$8.52		$9.68		$9.07		$8.53
Total Return(4)	(5.43	)%(7)	14.41%		(6.93)%		12.94%		12.80%		(1.83)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43,428		$58,152		$32,575		$22,219		$20,332		$19,219
Ratio of Expenses Before Expense Limitation	1.42	%(8)	1.39%		1.98%		2.01%		2.03%		1.82%
Ratio of Expenses After Expense Limitation	0.84	%(5)(8)	0.83	%(5)	0.84	%(5)	0.83	%(5)	0.84	%(5)	0.83	%(5)
Ratio of Net Investment Income	5.23	%(5)(8)	5.65	%(5)	6.24	%(5)	6.73	%(5)	7.32	%(5)	5.74	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	38	%(7)	58%		47%		77%		116%		111%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.24		$8.51		$9.67		$9.06		$8.52		$9.21
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.48		0.52		0.61		0.64		0.50
Net Realized and Unrealized Gain (Loss)	(0.75)		0.70		(1.22)		0.52		0.42		(0.69)
Total from Investment Operations	(0.54)		1.18		(0.70)		1.13		1.06		(0.19)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.40)		(0.46)		(0.52)		(0.52)		(0.50)
Paid-in-Capital	—		(0.05)		—		—		—		—
Total Distributions	(0.11)		(0.45)		(0.46)		(0.52)		(0.52)		(0.50)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.59		$9.24		$8.51		$9.67		$9.06		$8.52
Total Return(4)	(5.64	)%(7)	14.03%		(7.29)%		12.54%		12.53%		(2.14)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,063		$2,141		$1,306		$1,150		$972		$1,103
Ratio of Expenses Before Expense Limitation	1.75	%(8)	1.81%		2.49%		2.51%		2.28%		2.49%
Ratio of Expenses After Expense Limitation	1.19	%(5)(8)	1.18	%(5)	1.19	%(5)	1.19	%(5)	1.09	%(5)	1.20	%(5)
Ratio of Net Investment Income	4.90	%(5)(8)	5.31	%(5)	5.74	%(5)	6.37	%(5)	7.03	%(5)	5.61	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	38	%(7)	58%		47%		77%		116%		111%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.23		$8.50		$9.65		$9.05		$8.51		$9.22
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.46		0.50		0.59		0.62		0.49
Net Realized and Unrealized Gain (Loss)	(0.74)		0.70		(1.22)		0.51		0.41		(0.72)
Total from Investment Operations	(0.54)		1.16		(0.72)		1.10		1.03		(0.23)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.38)		(0.43)		(0.50)		(0.49)		(0.48)
Paid-in-Capital	—		(0.05)		—		—		—		—
Total Distributions	(0.11)		(0.43)		(0.43)		(0.50)		(0.49)		(0.48)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.58		$9.23		$8.50		$9.65		$9.05		$8.51
Total Return(4)	(5.72	)%(7)	13.76%		(7.52)%		12.28%		12.15%		(2.53)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$718		$764		$727		$842		$777		$735
Ratio of Expenses Before Expense Limitation	2.19	%(8)	2.16%		2.78%		2.77%		2.78%		2.94%
Ratio of Expenses After Expense Limitation	1.44	%(5)(8)	1.43	%(5)	1.44	%(5)	1.44	%(5)	1.45	%(5)	1.45	%(5)
Ratio of Net Investment Income	4.67	%(5)(8)	5.05	%(5)	5.51	%(5)	6.11	%(5)	6.70	%(5)	5.44	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	38	%(7)	58%		47%		77%		116%		111%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.21		$8.50		$9.65		$9.05		$8.52		$9.52
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.18		0.41		0.46		0.50		0.54		0.32
Net Realized and Unrealized Gain (Loss)	(0.75)		0.70		(1.22)		0.55		0.43		(0.97)
Total from Investment Operations	(0.57)		1.11		(0.76)		1.05		0.97		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.35)		(0.39)		(0.45)		(0.44)		(0.35)
Paid-in-Capital	—		(0.05)		—		—		—		—
Total Distributions	(0.09)		(0.40)		(0.39)		(0.45)		(0.44)		(0.35)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$8.55		$9.21		$8.50		$9.65		$9.05		$8.52
Total Return(5)	(6.01	)%(8)	13.19%		(7.98)%		11.76%		11.60%		(6.95	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$392		$524		$48		$284		$225		$202
Ratio of Expenses Before Expense Limitation	2.93	%(9)	2.92%		3.79%		3.84%		3.97%		6.28	%(9)
Ratio of Expenses After Expense Limitation	1.94	%(6)(9)	1.93	%(6)	1.94	%(6)	1.94	%(6)	1.95	%(6)	1.95	%(6)(9)
Ratio of Net Investment Income	4.15	%(6)(9)	4.54	%(6)	5.09	%(6)	5.18	%(6)	5.87	%(6)	5.34	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.02%		0.01%		0.01%		0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	38	%(8)	58%		47%		77%		116%		111%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.25		$8.52		$9.68		$9.07		$8.53		$9.22
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.52		0.56		0.65		0.67		0.50
Net Realized and Unrealized Gain (Loss)	(0.73)		0.69		(1.23)		0.52		0.42		(0.66)
Total from Investment Operations	(0.51)		1.21		(0.67)		1.17		1.09		(0.16)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.43)		(0.49)		(0.56)		(0.55)		(0.53)
Paid-in-Capital	—		(0.05)		—		—		—		—
Total Distributions	(0.12)		(0.48)		(0.49)		(0.56)		(0.55)		(0.53)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$8.62		$9.25		$8.52		$9.68		$9.07		$8.53
Total Return(4)	(5.31	)%(7)	14.44%		(6.91)%		12.95%		12.81%		(1.83)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18		$19		$672		$763		$716		$673
Ratio of Expenses Before Expense Limitation	11.81	%(8)	1.73%		2.22%		2.25%		2.25%		1.86%
Ratio of Expenses After Expense Limitation	0.81	%(5)(8)	0.80	%(5)	0.81	%(5)	0.81	%(5)	0.82	%(5)	0.82	%(5)
Ratio of Net Investment Income	5.29	%(5)(8)	5.72	%(5)	6.15	%(5)	6.74	%(5)	7.33	%(5)	5.45	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	38	%(7)	58%		47%		77%		116%		111%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Fixed Income Opportunities Portfolio. The Fund seeks high total return.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$12,492	$—	$12,492
Sovereign	—	31,797	—	31,797
Total Fixed Income Securities	—	44,289	—	44,289
Warrant	—	1	—	1
Short-Term Investments
Investment Company	2,396	—	—	2,396
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	2,396	30	—	2,426
Foreign Currency Forward Exchange Contracts	—	120	—	120
Total Assets	2,396	44,440	—	46,836
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(32)	—	(32)
Total	$2,396	$44,408	$—	$46,804

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$120
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(32)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$88
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$134

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$120	$(32)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$42	$(21)	$—	$21
Citibank NA	9	—	—	9
JPMorgan Chase Bank NA	11	(11)	—	0
State Street Bank and Trust Co.	8	—	—	8
UBS AG	50	—	—	50
Total	$120	$(32)	$—	$88
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$21	$(21)	$—	$0
JPMorgan Chase Bank NA	11	(11)	—	0
Total	$32	$(32)	$—	$0

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$5,226,000

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.19% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.45% for Class L shares, 1.95% for Class C shares and 0.82% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $144,000 of advisory fees were waived and approximately $9,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $18,407,000 and $22,773,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,403	$16,153	$18,160	$14
Affiliated Investment Company (cont'd)	Realized Gain Loss (Loss)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$2,396

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,408	$293	$1,530	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Accumulated Loss (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,135,000 and $4,171,000, respectively, that do not have an expiration date. These amounts

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

include capital losses acquired from MSIF Emerging Markets Domestic Debt that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 46.4%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

32

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMEDSAN
3178342 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
Privacy Notice	23
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Leaders Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Emerging Markets Leaders Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Leaders Portfolio Class I	$1,000.00	$1,064.60	$1,019.10	$5.95	$5.82	1.16%
Emerging Markets Leaders Portfolio Class A	1,000.00	1,062.30	1,017.21	7.90	7.72	1.54
Emerging Markets Leaders Portfolio Class C	1,000.00	1,058.30	1,013.48	11.72	11.46	2.29
Emerging Markets Leaders Portfolio Class IS	1,000.00	1,064.50	1,019.44	5.60	5.47	1.09

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Brazil (5.8%)
Pagseguro Digital Ltd., Class A (a)	45,931	$1,623
StoneCo Ltd., Class A (a)	40,824	1,583
		3,206
China (30.7%)
Alibaba Group Holding Ltd. (a)(b)	179,844	4,853
Kingdee International Software Group Co., Ltd. (a)(b)	135,000	316
Li Ning Co., Ltd. (b)	488,500	1,564
Meituan Dianping, Class B (a)(b)	186,800	4,174
Ping An Healthcare and Technology Co., Ltd. (a)(b)	4,500	69
Tencent Holdings Ltd. (b)	73,800	4,729
Wuliangye Yibin Co., Ltd., Class A	46,800	1,137
		16,842
Germany (1.7%)
Adidas AG (a)	3,423	902
Hong Kong (7.4%)
AIA Group Ltd.	232,000	2,171
Budweiser Brewing Co., APAC Ltd.	643,100	1,883
		4,054
India (21.8%)
Aarti Industries Ltd.	130,234	1,609
Aarti Surfactants Ltd. (a)	4,458	13
Apollo Hospitals Enterprise Ltd.	162,964	2,916
AU Small Finance Bank Ltd.	171,876	1,231
Bajaj Finance Ltd.	61,839	2,328
HDFC Life Insurance Co., Ltd. (a)	149,014	1,088
Kotak Mahindra Bank Ltd.	124,050	2,239
SRF Ltd.	11,984	573
		11,997
Singapore (2.0%)
Sea Ltd. ADR (a)	10,200	1,094
Taiwan (12.0%)
Silergy Corp.	30,000	1,965
Taiwan Semiconductor Manufacturing Co., Ltd.	268,000	2,862
Voltronic Power Technology Corp. (a)	61,937	1,785
		6,612
Thailand (1.7%)
Muangthai Capital PCL (Foreign Shares) (a)	541,800	920
United States (13.9%)
MercadoLibre, Inc. (a)	3,255	3,209
NIKE, Inc., Class B	19,200	1,883
NVIDIA Corp.	3,865	1,468
Visa, Inc., Class A	5,669	1,095
		7,655
Total Common Stocks (Cost $37,194)		53,282
	Shares	Value (000)
Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,659)	1,658,571	$1,659
Total Investments (100.0%) (Cost $38,853) (c)(d)		54,941
Liabilities in Excess of Other Assets (0.0%) (e)		(12)
Net Assets (100.0%)		$54,929

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $40,394,000 and 73.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,208,000 and the aggregate gross unrealized depreciation is approximately $1,120,000, resulting in net unrealized appreciation of approximately $16,088,000.

(e)  Amount is less than 0.05%.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	22.3%
Other*	13.0
Semiconductors & Semiconductor Equipment	11.5
Interactive Media & Services	8.6
Textiles, Apparel & Luxury Goods	7.9
Information Technology Services	7.8
Banks	6.3
Insurance	5.9
Consumer Finance	5.9
Beverages	5.5
Health Care Providers & Services	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $37,194)	$53,282
Investment in Security of Affiliated Issuer, at Value (Cost $1,659)	1,659
Total Investments in Securities, at Value (Cost $38,853)	54,941
Foreign Currency, at Value (Cost $79)	79
Tax Reclaim Receivable	34
Dividends Receivable	23
Receivable for Investments Sold	8
Receivable for Fund Shares Sold	1
Receivable from Affiliate	—	@
Other Assets	48
Total Assets	55,134
Liabilities:
Payable for Investments Purchased	57
Payable for Advisory Fees	57
Payable for Professional Fees	44
Deferred Capital Gain Country Tax	14
Payable for Custodian Fees	13
Payable for Sub Transfer Agency Fees — Class I	4
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable to the Advisor	2
Other Liabilities	9
Total Liabilities	205
Net Assets	$54,929
Net Assets Consist of:
Paid-in-Capital	$38,229
Total Distributable Earnings	16,700
Net Assets	$54,929

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$31,053
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,297,180
Net Asset Value, Offering and Redemption Price Per Share	$13.52
CLASS A:
Net Assets	$1,597
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	119,957
Net Asset Value, Redemption Price Per Share	$13.31
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.74
Maximum Offering Price Per Share	$14.05
CLASS C:
Net Assets	$1,160
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	90,034
Net Asset Value, Offering and Redemption Price Per Share	$12.88
CLASS IS:
Net Assets	$21,119
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,560,941
Net Asset Value, Offering and Redemption Price Per Share	$13.53

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $12 of Foreign Taxes Withheld)	$149
Dividends from Security of Affiliated Issuer (Note G)	6
Total Investment Income	155
Expenses:
Advisory Fees (Note B)	221
Professional Fees	61
Registration Fees	24
Custodian Fees (Note F)	22
Administration Fees (Note C)	20
Sub Transfer Agency Fees — Class I	8
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	7
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	7
Total Expenses	385
Waiver of Advisory Fees (Note B)	(95)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	288
Net Investment Loss	(133)
Realized Gain (Loss):
Investments Sold	913
Foreign Currency Translation	(7)
Net Realized Gain	906
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $175)	2,823
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	2,821
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,727
Net Increase in Net Assets Resulting from Operations	$3,594

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(133)	$(59)
Net Realized Gain	906	2,214
Net Change in Unrealized Appreciation (Depreciation)	2,821	9,889
Net Increase in Net Assets Resulting from Operations	3,594	12,044
Dividends and Distributions to Shareholders:
Class I	—	(1,093)
Class A	—	(40)
Class C	—	(33)
Class IS	—	(539)
Total Dividends and Distributions to Shareholders	—	(1,705)
Capital Share Transactions:(1)
Class I:
Subscribed	4,113	9,014
Distributions Reinvested	—	1,089
Redeemed	(7,921)	(23,753)
Class A:
Subscribed	619	76
Distributions Reinvested	—	40
Redeemed	(263)	(155)
Class C:
Subscribed	201	150
Distributions Reinvested	—	33
Redeemed	(101)	(123)
Class IS:
Subscribed	—	3,649
Distributions Reinvested	—	539
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,352)	(9,441)
Redemption Fees	— @	— @
Total Increase in Net Assets	242	898
Net Assets:
Beginning of Period	54,687	53,789
End of Period	$54,929	$54,687

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	356	806
Shares Issued on Distributions Reinvested	—	87
Shares Redeemed	(629)	(2,098)
Net Decrease in Class I Shares Outstanding	(273)	(1,205)
Class A:
Shares Subscribed	50	7
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(25)	(14)
Net Increase (Decrease) in Class A Shares Outstanding	25	(4)
Class C:
Shares Subscribed	17	14
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(10)	(12)
Net Increase in Class C Shares Outstanding	7	5
Class IS:
Shares Subscribed	—	287
Shares Issued on Distributions Reinvested	—	43
Net Increase in Class IS Shares Outstanding	—	330

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.70		$10.38		$12.14		$9.73		$9.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.03)		(0.02)		0.03		0.08		0.04		0.06
Net Realized and Unrealized Gain (Loss)	0.85		2.78		(1.74)		2.45		0.25		(0.49)
Total from Investment Operations	0.82		2.76		(1.71)		2.53		0.29		(0.43)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.08)		(0.01)		(0.12)
Net Realized Gain	—		(0.44)		(0.04)		(0.04)		—		—
Paid-in-Capital	—		—		—		—		(0.00	)(4)	—
Total Distributions	—		(0.44)		(0.05)		(0.12)		(0.01)		(0.12)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$13.52		$12.70		$10.38		$12.14		$9.73		$9.45
Total Return(5)	6.46	%(7)	26.63%		(14.12)%		26.01%		3.08%		(4.26	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,053		$32,651		$39,206		$73,273		$25,374		$13,379
Ratio of Expenses Before Expense Limitation	1.55	%(8)	1.57%		1.48%		1.43%		1.32%		2.80	%(8)
Ratio of Expenses After Expense Limitation	1.16	%(6)(8)	1.17	%(6)	1.17	%(6)	1.11	%(6)	1.10	%(6)	1.14	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.16	%(6)	1.16	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.53	)%(6)(8)	(0.14	)%(6)	0.29	%(6)	0.67	%(6)	0.37	%(6)	0.65	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.02%		0.01	%(8)
Portfolio Turnover Rate	22	%(7)	58%		47%		79%		45%		36%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.53		$10.29		$12.06		$9.67		$9.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.05)		(0.05)		(0.00	)(4)	0.02		(0.03)		0.02
Net Realized and Unrealized Gain (Loss)	0.83		2.73		(1.73)		2.44		0.28		(0.48)
Total from Investment Operations	0.78		2.68		(1.73)		2.46		0.25		(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)		(0.01)		(0.11)
Net Realized Gain	—		(0.44)		(0.04)		(0.04)		—		—
Paid-in-Capital	—		—		—		—		(0.00	)(4)	—
Total Distributions	—		(0.44)		(0.04)		(0.07)		(0.01)		(0.11)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$13.31		$12.53		$10.29		$12.06		$9.67		$9.43
Total Return(5)	6.23	%(7)	26.08%		(14.41)%		25.46%		2.63%		(4.61	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,597		$1,191		$1,024		$1,102		$821		$182
Ratio of Expenses Before Expense Limitation	1.99	%(8)	2.04%		1.93%		2.01%		1.96%		5.89	%(8)
Ratio of Expenses After Expense Limitation	1.54	%(6)(8)	1.55	%(6)	1.55	%(6)	1.54	%(6)	1.53	%(6)	1.54	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.54	%(6)	1.54	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.87	)%(6)(8)	(0.45	)%(6)	(0.04	)%(6)	0.18	%(6)	(0.33	)%(6)	0.21	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.02%		0.01	%(8)
Portfolio Turnover Rate	22	%(7)	58%		47%		79%		45%		36%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.17		$10.08		$11.90		$9.59		$9.42		$10.61
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.10)		(0.13)		(0.09)		(0.06)		(0.10)		(0.06)
Net Realized and Unrealized Gain (Loss)	0.81		2.66		(1.69)		2.41		0.28		(1.07)
Total from Investment Operations	0.71		2.53		(1.78)		2.35		0.18		(1.13)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.06)
Net Realized Gain	—		(0.44)		(0.04)		(0.04)		—		—
Paid-in-Capital	—		—		—		—		(0.00	)(4)	—
Total Distributions	—		(0.44)		(0.04)		(0.04)		(0.01)		(0.06)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$12.88		$12.17		$10.08		$11.90		$9.59		$9.42
Total Return(5)	5.83	%(8)	25.14%		(15.02)%		24.53%		1.89%		(10.61	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,160		$1,007		$780		$926		$587		$100
Ratio of Expenses Before Expense Limitation	2.77	%(9)	2.82%		2.75%		2.80%		3.08%		5.73	%(9)
Ratio of Expenses After Expense Limitation	2.29	%(6)(9)	2.30	%(6)	2.30	%(6)	2.29	%(6)	2.28	%(6)	2.30	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		2.29	%(6)	2.29	%(6)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.64	)%(6)(9)	(1.18	)%(6)	(0.83	)%(6)	(0.49	)%(6)	(0.99	)%(6)	(0.85	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.02%		0.00	%(7)(9)
Portfolio Turnover Rate	22	%(8)	58%		47%		79%		45%		36%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.71		$10.38		$12.14		$9.73		$9.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.03)		0.00	(4)	0.04		0.08		(0.00	)(4)	0.07
Net Realized and Unrealized Gain (Loss)	0.85		2.77		(1.74)		2.45		0.29		(0.50)
Total from Investment Operations	0.82		2.77		(1.70)		2.53		0.29		(0.43)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		(0.08)		(0.01)		(0.12)
Net Realized Gain	—		(0.44)		(0.04)		(0.04)		—		—
Paid-in-Capital	—		—		—		—		(0.00	)(4)	—
Total Distributions	—		(0.44)		(0.06)		(0.12)		(0.01)		(0.12)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$13.53		$12.71		$10.38		$12.14		$9.73		$9.45
Total Return(5)	6.45	%(9)	26.73%		(14.03)%		26.02%		3.09%		(4.25	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,119		$19,838		$12,779		$14,868		$88,880		$15,925
Ratio of Expenses Before Expense Limitation	1.50	%(10)	1.53%		1.44%		1.42%		1.31%		2.65	%(10)
Ratio of Expenses After Expense Limitation	1.09	%(6)(10)	1.10	%(6)	1.10	%(6)	1.09	%(6)	1.08	%(6)	1.12	%(6)(7)(10)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.09	%(6)	1.09	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.45	)%(6)(10)	0.00	%(6)(8)	0.38	%(6)	0.72	%(6)	(0.00	)%(6)(8)	0.75	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.01%		0.01%		0.02%		0.01	%(10)
Portfolio Turnover Rate	22	%(9)	58%		47%		79%		45%		36%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class IS shares. Prior to September 30, 2015, the maximum ratio was 1.15% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the

Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$3,470	$—	$3,470
Beverages	—	3,020	—	3,020
Chemicals	—	2,195	—	2,195
Consumer Finance	—	3,248	—	3,248
Electrical Equipment	—	1,785	—	1,785
Entertainment	1,094	—	—	1,094
Health Care Providers & Services	—	2,916	—	2,916
Health Care Technology	—	69	—	69
Information Technology Services	4,301	—	—	4,301
Insurance	—	3,259	—	3,259
Interactive Media & Services	—	4,729	—	4,729
Internet & Direct Marketing Retail	3,209	9,027	—	12,236
Semiconductors & Semiconductor Equipment	1,468	4,827	—	6,295
Software	—	316	—	316
Textiles, Apparel & Luxury Goods	1,883	2,466	—	4,349
Total Common Stocks	11,955	41,327	—	53,282
Short-Term Investment
Investment Company	1,659	—	—	1,659
Total Assets	$13,614	$41,327	$—	$54,941

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.51% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $95,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $10,422,000 and $12,842,000, respectively. There were no purchases and sales of long-term

U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,729	$11,457	$12,527	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$1,659

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$1,705	$61	$207

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(151)	$151

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7	$565

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 75.2%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

23

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMLSAN
3178614 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
Privacy Notice	30
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Portfolio Class I	$1,000.00	$878.00	$1,019.59	$4.95	$5.32	1.06%
Emerging Markets Portfolio Class A	1,000.00	876.80	1,017.85	6.58	7.07	1.41
Emerging Markets Portfolio Class L	1,000.00	874.70	1,015.37	8.90	9.57	1.91
Emerging Markets Portfolio Class C	1,000.00	873.50	1,014.12	10.06	10.82	2.16
Emerging Markets Portfolio Class IS	1,000.00	878.80	1,020.09	4.48	4.82	0.96
Emerging Markets Portfolio Class IR	1,000.00	878.80	1,020.09	4.48	4.82	0.96

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Argentina (0.9%)
Globant SA (a)	40,728	$6,103
Brazil (7.3%)
Atacadao SA	1,521,043	5,524
Hapvida Participacoes e Investim entos SA	519,684	5,941
Localiza Rent a Car SA (a)	835,970	6,289
Lojas Renner SA	807,383	6,206
Pagseguro Digital Ltd., Class A (a)	196,214	6,934
Petroleo Brasileiro SA	1,146,902	4,712
Petroleo Brasileiro SA (Preference)	1,357,848	5,381
Rumo SA (a)	1,487,503	6,152
		47,139
China (36.6%)
Alibaba Group Holding Ltd. (a)(b)	365,400	9,860
Alibaba Group Holding Ltd. ADR (a)	160,216	34,559
Anhui Conch Cement Co., Ltd., Class A	930,667	7,000
Bank of China Ltd. H Shares (b)	21,294,000	7,888
China Construction Bank Corp. H Shares (b)	14,760,120	12,006
China International Capital Corp., Ltd. H Shares (a)(b)(c)	1,700,000	3,364
China Mengniu Dairy Co., Ltd. (a)(b)	2,641,000	10,127
China Mobile Ltd. (b)	552,280	3,729
China Overseas Land & Investment Ltd. (b)	1,416,000	4,324
China Resources Beer Holdings Co., Ltd. (b)	1,560,000	8,708
China Resources Land Ltd. (b)	786,000	3,004
CSPC Pharmaceutical Group Ltd. (b)	3,679,200	6,968
Hua Hong Semiconductor Ltd. (a)(b)(c)	1,878,000	6,584
Jiangsu Hengrui Medicine Co., Ltd., Class A	277,316	3,624
Joincare Pharmaceutical Group Industry Co. Ltd.	1,168,300	2,687
Kweichow Moutai Co., Ltd., Class A	66,949	13,903
New Oriental Education & Technology Group, Inc. ADR (a)	63,838	8,314
Ping An Insurance Group Co. of China Ltd., Class A	434,774	4,400
Ping An Insurance Group Co. of China Ltd. H Shares (b)	329,000	3,280
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares (b)	1,312,000	2,929
Shenzhou International Group Holdings Ltd. (b)	645,400	7,846
Sino Biopharmaceutical Ltd. (b)	3,323,000	6,263
TAL Education Group ADR (a)	88,701	6,065
Tencent Holdings Ltd. (b)	768,600	49,250
Universal Scientific Industrial Shanghai Co., Ltd., Class A	1,373,753	4,271
Yihai International Holding Ltd. (a)(b)	355,000	3,658
		234,611
Hong Kong (0.4%)
Budweiser Brewing Co. APAC Ltd.	932,100	2,729
Hungary (1.1%)
Richter Gedeon Nyrt	339,391	7,042
	Shares	Value (000)
India (6.2%)
Bharti Airtel Ltd. (a)	787,881	$5,851
Eicher Motors Ltd.	11,415	2,772
HDFC Bank Ltd. ADR	99,150	4,507
ICICI Bank Ltd.	989,820	4,615
ICICI Prudential Life Insurance Co., Ltd.	548,313	3,100
Infosys Ltd.	544,328	5,291
Infosys Ltd. ADR	173,669	1,678
Larsen & Toubro Ltd.	189,849	2,382
Marico Ltd.	80,365	375
Reliance Industries Partly Paid (a)	72,137	762
Reliance Industries Ltd.	221,846	5,046
Shree Cement Ltd.	10,109	3,091
		39,470
Indonesia (2.4%)
Astra International Tbk PT	7,905,000	2,674
Bank Central Asia Tbk PT	5,329,500	10,663
Bank Rakyat Indonesia Persero Tbk PT	8,263,350	1,764
		15,101
Korea, Republic of (7.8%)
Hotel Shilla Co., Ltd.	33,283	1,980
Kakao Corp.	19,093	4,285
NCSoft Corp.	10,417	7,749
Samsung Biologics Co., Ltd. (a)	6,012	3,900
Samsung Electronics Co., Ltd.	664,265	29,405
SK Hynix, Inc.	39,771	2,840
		50,159
Mexico (2.4%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	586,819	2,727
Grupo Financiero Banorte SAB de CV Series O	1,552,813	5,373
Wal-Mart de Mexico SAB de CV	3,126,697	7,478
		15,578
Peru (1.2%)
Cia de Minas Buenaventura SAA ADR	377,755	3,452
Credicorp Ltd.	31,598	4,224
		7,676
Philippines (0.4%)
Jollibee Foods Corp.	840,010	2,372
Poland (2.8%)
Jeronimo Martins SGPS SA	291,279	5,097
LPP SA (a)	3,237	4,940
PLAY Communications SA	609,283	4,705
Santander Bank Polska SA (a)	80,289	3,585
		18,327
Russia (6.7%)
LUKOIL PJSC ADR	108,693	8,079
Novatek PJSC (Registered GDR)	55,161	7,819
Novolipetsk Steel PJSC GDR	194,425	3,870
TCS Group Holding PLC GDR	240,664	4,886
X5 Retail Group N.V. GDR	240,051	8,514

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Russia (cont'd)
Yandex N.V., Class A (a)	187,753	$9,391
		42,559
South Africa (2.4%)
Bidvest Group Ltd. (The)	587,638	4,821
Capitec Bank Holdings Ltd.	119,349	5,932
Clicks Group Ltd.	368,152	4,470
		15,223
Taiwan (11.9%)
ASE Technology Holding Co., Ltd.	1,817,626	4,186
CTBC Financial Holding Co., Ltd.	5,163,000	3,578
Delta Electronics, Inc.	406,000	2,317
Eclat Textile Co., Ltd.	168,000	1,957
Largan Precision Co., Ltd.	12,000	1,669
MediaTek, Inc.	456,000	9,015
Mega Financial Holding Co., Ltd.	4,182,000	4,396
Nanya Technology Corp.	1,066,000	2,224
President Chain Store Corp.	238,000	2,394
Taiwan Semiconductor Manufacturing Co., Ltd.	3,850,205	41,118
Vanguard International Semiconductor Corp.	1,414,000	3,760
		76,614
Thailand (1.0%)
Central Retail Corp. PCL (a)	98,800	106
CP ALL PCL (Foreign Shares) (a)	1,710,600	3,770
Muangthai Capital PCL (Foreign Shares) (a)	1,405,400	2,387
		6,263
Turkey (1.4%)
Akbank T.A.S. (a)	7,918,043	7,041
Migros Ticaret AS (a)	386,210	2,173
		9,214
United Kingdom (1.7%)
Avast PLC	606,501	3,964
Mondi PLC	367,987	6,906
		10,870
United States (3.3%)
ASML Holding NV	11,057	4,069
EPAM Systems, Inc. (a)	13,433	3,385
MercadoLibre, Inc. (a)	6,928	6,829
NIKE, Inc., Class B	71,489	7,010
		21,293
Total Common Stocks (Cost $497,305)		628,343
Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $4,948)	4,947,752	4,948
	Shares	Value (000)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $10,243)	10,243,103	$10,243
Total Short-Term Investments (Cost $15,191)		15,191
Total Investments (100.3%) (Cost $512,496) Including $9,106 of Securities Loaned (d)(e)		643,534
Liabilities in Excess of Other Assets (–0.3%)		(1,936)
Net Assets (100.0%)		$641,598

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2020.

(d)  The approximate fair value and percentage of net assets, $459,015,000 and 71.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $166,138,000 and the aggregate gross unrealized depreciation is approximately $35,100,000, resulting in net unrealized appreciation of approximately $131,038,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	47.6%
Banks	11.8
Semiconductors & Semiconductor Equipment	11.6
Interactive Media & Services	9.8
Internet & Direct Marketing Retail	8.0
Food & Staples Retailing	6.2
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $497,305)	$628,343
Investment in Security of Affiliated Issuer, at Value (Cost $15,191)	15,191
Total Investments in Securities, at Value (Cost $512,496)	643,534
Foreign Currency, at Value (Cost $2,511)	2,513
Receivable for Investments Sold	4,464
Dividends Receivable	2,185
Receivable for Fund Shares Sold	167
Tax Reclaim Receivable	152
Receivable from Securities Lending Income	11
Receivable from Affiliate	—	@
Other Assets	169
Total Assets	653,195
Liabilities:
Collateral on Securities Loaned, at Value	4,948
Payable for Investments Purchased	4,423
Payable for Advisory Fees	1,185
Deferred Capital Gain Country Tax	419
Payable for Reorganization Expense	190
Payable for Custodian Fees	112
Payable for Fund Shares Redeemed	93
Payable for Sub Transfer Agency Fees — Class I	70
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	30
Payable for Professional Fees	—	@
Payable for Transfer Agency Fees — Class I	8
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	113
Total Liabilities	11,597
Net Assets	$641,598
Net Assets Consist of:
Paid-in-Capital	$548,139
Total Distributable Earnings	93,459
Net Assets	$641,598

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$259,276
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,463,858
Net Asset Value, Offering and Redemption Price Per Share	$20.80
CLASS A:
Net Assets	$7,843
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	388,145
Net Asset Value, Redemption Price Per Share	$20.21
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.12
Maximum Offering Price Per Share	$21.33
CLASS L:
Net Assets	$121
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,144
Net Asset Value, Offering and Redemption Price Per Share	$19.75
CLASS C:
Net Assets	$410
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,883
Net Asset Value, Offering and Redemption Price Per Share	$19.61
CLASS IS:
Net Assets	$373,939
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,973,370
Net Asset Value, Offering and Redemption Price Per Share	$20.81
CLASS IR:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	434
Net Asset Value, Offering and Redemption Price Per Share	$20.81
(1) Including: Securities on Loan, at Value:	$9,106

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $653 of Foreign Taxes Withheld)	$5,400
Income from Securities Loaned — Net	31
Dividends from Security of Affiliated Issuer (Note G)	24
Total Investment Income	5,455
Expenses:
Advisory Fees (Note B)	2,609
Administration Fees (Note C)	252
Custodian Fees (Note F)	214
Sub Transfer Agency Fees — Class I	129
Sub Transfer Agency Fees — Class A	7
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	75
Registration Fees	37
Transfer Agency Fees — Class I (Note E)	23
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	26
Shareholder Services Fees — Class A (Note D)	11
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Pricing Fees	4
Other Expenses	31
Expenses Before Non-Operating Expenses	3,427
Bank Overdraft Expense	23
Total Expenses	3,450
Waiver of Advisory Fees (Note B)	(258)
Reimbursement of Class Specific Expenses — Class I (Note B)	(30)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Net Expenses	3,151
Net Investment Income	2,304
Realized Loss:
Investments Sold	(30,434)
Foreign Currency Forward Exchange Contracts	(1,280)
Foreign Currency Translation	(681)
Net Realized Loss	(32,395)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $373)	(53,794)
Foreign Currency Forward Exchange Contracts	510
Foreign Currency Translation	(93)
Net Change in Unrealized Appreciation (Depreciation)	(53,377)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(85,772)
Net Decrease in Net Assets Resulting from Operations	$(83,468)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,304	$13,422
Net Realized Gain (Loss)	(32,395)	107,229
Net Change in Unrealized Appreciation (Depreciation)	(53,377)	37,183
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,468)	157,834
Dividends and Distributions to Shareholders:
Class I	—	(33,365)
Class A	—	(1,495)
Class L	—	(29)
Class C	—	(55)
Class IS	—	(62,373)
Class IR	—	(1)
Total Dividends and Distributions to Shareholders	—	(97,318)
Capital Share Transactions:(1)
Class I:
Subscribed	43,668	28,345
Issued due to a tax-free reorganization	—	438,765
Distributions Reinvested	—	31,579
Redeemed	(32,088)	(457,409)
Class A:
Subscribed	666	3,722
Distributions Reinvested	—	1,482
Redeemed	(2,641)	(8,421)
Class L:
Distributions Reinvested	—	29
Redeemed	(54)	(127)
Class C:
Subscribed	19	108
Distributions Reinvested	—	55
Redeemed	(6)	(28)
Class IS:
Subscribed	18,779	100,062
Distributions Reinvested	—	52,608
Redeemed	(116,688)	(478,275)
Class IR:
Distributions Reinvested	—	1
Net Decrease in Net Assets Resulting from Capital Share Transactions	(88,345)	(287,504)
Redemption Fees	12	11
Total Decrease in Net Assets	(171,801)	(226,977)
Net Assets:
Beginning of Period	813,399	1,040,376
End of Period	$641,598	$813,399

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,376	1,180
Shares Issued due to a tax-free reorganization	—	17,868
Shares Issued on Distributions Reinvested	—	1,359
Shares Redeemed	(1,610)	(18,880)
Net Increase in Class I Shares Outstanding	766	1,527
Class A:
Shares Subscribed	34	157
Shares Issued on Distributions Reinvested	—	66
Shares Redeemed	(131)	(356)
Net Decrease in Class A Shares Outstanding	(97)	(133)
Class L:
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(3)	(5)
Net Decrease in Class L Shares Outstanding	(3)	(4)
Class C:
Shares Subscribed	1	5
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	— @@	(1)
Net Increase in Class C Shares Outstanding	1	6
Class IS:
Shares Subscribed	906	4,177
Shares Issued on Distributions Reinvested	—	2,266
Shares Redeemed	(5,078)	(19,685)
Net Decrease in Class IS Shares Outstanding	(4,172)	(13,242)
Class IR:
Shares Subscribed	—	—
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class IR Shares Outstanding	—	— @@

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$23.69		$22.53		$27.95		$20.83		$19.68		$22.13
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.41		0.28		0.19		0.17		0.15
Net Realized and Unrealized Gain (Loss)	(2.96)		3.92		(5.15)		7.10		1.15		(2.43)
Total from Investment Operations	(2.89)		4.33		(4.87)		7.29		1.32		(2.28)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.35)		(0.17)		(0.17)		(0.17)
Net Realized Gain	—		(2.99)		(0.20)		—		—		—
Total Distributions	—		(3.17)		(0.55)		(0.17)		(0.17)		(0.17)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.80		$23.69		$22.53		$27.95		$20.83		$19.68
Total Return(4)	(12.20	)%(9)	19.44%		(17.32)%		34.97%		6.73%		(10.33)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$259,276		$277,114		$229,132		$342,400		$282,674		$531,194
Ratio of Expenses Before Expense Limitation	1.16	%(10)	1.16%		N/A		1.07%		1.16%		1.45%
Ratio of Expenses After Expense Limitation	1.06	%(5)(10)(11)	1.05	%(5)	1.03	%(5)	1.04	%(5)	1.11	%(5)(7)	1.24	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.05	%(5)(10)	1.05	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.71	%(5)(10)	1.69	%(5)	1.08	%(5)	0.75	%(5)	0.83	%(5)	0.68	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	33	%(9)	58%		56%		35%		33%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.25% for Class I shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.20% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

(11)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$23.05		$21.99		$27.24		$20.31		$19.19		$21.57
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.30		0.20		0.10		0.11		0.07
Net Realized and Unrealized Gain (Loss)	(2.87)		3.85		(5.01)		6.92		1.11		(2.36)
Total from Investment Operations	(2.84)		4.15		(4.81)		7.02		1.22		(2.29)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.24)		(0.09)		(0.10)		(0.09)
Net Realized Gain	—		(2.99)		(0.20)		—		—		—
Total Distributions	—		(3.09)		(0.44)		(0.09)		(0.10)		(0.09)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.21		$23.05		$21.99		$27.24		$20.31		$19.19
Total Return(4)	(12.32	)%(9)	19.08%		(17.58)%		34.54%		6.37%		(10.63)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,843		$11,195		$13,605		$23,952		$18,824		$19,065
Ratio of Expenses Before Expense Limitation	1.50	%(10)	1.43%		N/A		1.40%		1.48%		1.76%
Ratio of Expenses After Expense Limitation	1.41	%(5)10)(11)	1.34	%(5)	1.34	%(5)	1.36	%(5)	1.45	%(5)(7)	1.56	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.40	%(5)(10)	1.34	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.26	%(5)(10)	1.26	%(5)	0.78	%(5)	0.42	%(5)	0.55	%(5)	0.34	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	33	%(9)	58%		56%		35%		33%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class A shares. Prior to September 30, 2015, the maximum ratio was 1.60% for Class A shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 30, 2016, the maximum ratio was 1.55% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

(11)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$22.59		$21.64		$26.85		$20.08		$18.98		$21.39
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		0.17		0.05		(0.01)		0.00	(3)	(0.04)
Net Realized and Unrealized Gain (Loss)	(2.83)		3.77		(4.91)		6.80		1.10		(2.33)
Total from Investment Operations	(2.84)		3.94		(4.86)		6.79		1.10		(2.37)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.15)		(0.02)		—		(0.04)
Net Realized Gain	—		(2.99)		(0.20)		—		—		—
Total Distributions	—		(2.99)		(0.35)		(0.02)		—		(0.04)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.75		$22.59		$21.64		$26.85		$20.08		$18.98
Total Return(4)	(12.53	)%(9)	18.37%		(18.03)%		33.80%		5.80%		(11.11)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$121		$210		$292		$253		$239		$226
Ratio of Expenses Before Expense Limitation	3.08	%(10)	2.47%		2.55%		2.54%		2.69%		2.78%
Ratio of Expenses After Expense Limitation	1.91	%(5)(10)(11)	1.90	%(5)	1.89	%(5)	1.90	%(5)	2.01	%(5)(7)	2.09	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.90	%(5)(10)	1.90	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.09	)%(5)(10)	0.73	%(5)	0.20	%(5)	(0.03	)%(5)	0.00	%(5)(8)	(0.19	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	33	%(9)	58%		56%		35%		33%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.05% for Class L shares. Prior to September 30, 2015, the maximum ratio was 2.10% for Class L shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 30, 2016, the maximum ratio was 2.05% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

(11)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$22.45		$21.57		$26.66		$19.99		$18.95		$23.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.03)		0.11		0.04		(0.09)		(0.04)		(0.03)
Net Realized and Unrealized Gain (Loss)	(2.81)		3.76		(4.93)		6.78		1.09		(4.14)
Total from Investment Operations	(2.84)		3.87		(4.89)		6.69		1.05		(4.17)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(4)	(0.02)		(0.01)		(0.04)
Net Realized Gain	—		(2.99)		(0.20)		—		—		—
Total Distributions	—		(2.99)		(0.20)		(0.02)		(0.01)		(0.04)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$19.61		$22.45		$21.57		$26.66		$19.99		$18.95
Total Return(5)	(12.65	)%(10)	18.16%		(18.26)%		33.45%		5.56%		(18.03	)%(10)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$410		$454		$309		$817		$608		$10
Ratio of Expenses Before Expense Limitation	2.65	%(11)	2.58%		2.37%		2.30%		2.58%		22.89	%(11)
Ratio of Expenses After Expense Limitation	2.16	%(6)(11)(12)	2.15	%(6)	2.14	%(6)	2.15	%(6)	2.24	%(6)(8)	2.33	%(6)(7)(11)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	2.15	%(6)(11)	2.15	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.33	)%(6)(11)	0.47	%(6)	0.17	%(6)	(0.36	)%(6)	(0.19	)%(6)	(0.23	)%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)(11)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)(11)
Portfolio Turnover Rate	33	%(10)	58%		56%		35%		33%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.30% for Class C shares. Prior to September 30, 2015, the maximum ratio was 2.35% for Class C shares.

(8)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class C shares. Prior to September 30, 2016, the maximum ratio was 2.30% for Class C shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

(12)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$23.68		$22.52		$27.96		$20.83		$19.68		$22.14
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.36		0.31		0.21		0.21		0.17
Net Realized and Unrealized Gain (Loss)	(2.95)		4.00		(5.17)		7.11		1.12		(2.44)
Total from Investment Operations	(2.87)		4.36		(4.86)		7.32		1.33		(2.27)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.38)		(0.19)		(0.18)		(0.19)
Net Realized Gain	—		(2.99)		(0.20)		—		—		—
Total Distributions	—		(3.20)		(0.58)		(0.19)		(0.18)		(0.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.81		$23.68		$22.52		$27.96		$20.83		$19.68
Total Return(4)	(12.12	)%(9)	19.58%		(17.25)%		35.09%		6.79%		(10.29)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$373,939		$524,416		$797,029		$1,034,348		$657,106		$297,469
Ratio of Expenses Before Expense Limitation	1.03	%(10)	1.04%		N/A		0.98%		1.07%		1.35%
Ratio of Expenses After Expense Limitation	0.96	%(5)(10)(11)	0.95	%(5)	0.92	%(5)	0.95	%(5)	1.04	%(5)(7)	1.16	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.95	%(5)(10)	0.95	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.75	%(5)(10)	1.47	%(5)	1.21	%(5)	0.82	%(5)	0.99	%(5)	0.75	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	33	%(9)	58%		56%		35%		33%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class IS shares. Prior to September 30, 2015, the maximum ratio was 1.18% for Class IS shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to September 30, 2016, the maximum ratio was 1.10% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

(11)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$23.68		$22.54		$26.23
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.40		0.20
Net Realized and Unrealized Gain (Loss)	(2.97)		3.94		(3.31)
Total from Investment Operations	(2.87)		4.34		(3.11)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.38)
Net Realized Gain	—		(2.99)		(0.20)
Total Distributions	—		(3.20)		(0.58)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.81		$23.68		$22.54
Total Return(4)	(12.12	)%(7)	19.53%		(11.82	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$9		$10		$9
Ratio of Expenses Before Expense Limitation	21.32	%(8)	21.52%		19.46	%(8)
Ratio of Expenses After Expense Limitation	0.96	%(5)(8)(9)	0.95	%(5)	0.93	%(5)(8)
Ratios of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.95	%(5)(8)	0.95	%(5)	N/A
Ratio of Net Investment Income	0.77	%(5)(8)	1.62	%(5)	1.56	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	33	%(7)	58%		56%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

(9)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On February 22, 2019, the Fund acquired the net assets of Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund"), a closed-end management investment company, based on the respective valuations as of the close of business on February 22, 2019, pursuant to a Plan of Reorganization approved by the shareholders of Emerging Markets Fund on January 7, 2019 ("Reorganization A"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 9,264,009 Class I shares of the Fund at a net asset value ("NAV") of $24.31 for 13,428,781 shares of Emerging Markets Fund. The net assets of Emerging Markets Fund before Reorganization A were approximately $225,208,000, including unrealized appreciation (depreciation) of approximately $24,269,000 at February 22, 2019. The investment portfolio of Emerging Markets Fund, with a fair value of approximately $220,642,000 and identified cost of approximately $196,373,000, on February 22, 2019, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Emerging Markets Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to Reorganization A, the net assets of the Fund were approximately $1,130,576,000. Immediately after Reorganization A, the net assets of the Fund were approximately $1,355,784,000.

Upon closing of Reorganization A, shareholders of Emerging Markets Fund received shares of the Fund as follows:

Emerging Markets Fund	Emerging Markets Portfolio
Common Shares	Class I

Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro-forma results of operations for the year ended December 31, 2019, are approximately as follows:

Net investment income(1)	$14,773,000
Net realized gain and unrealized gain(2)	$189,147,000
Net increase in net assets resulting from operations	$203,920,000

(1) Approximately $13,422,000 as reported, plus approximately $361,000 Emerging Markets Fund prior to Reorganization A, plus approximately $990,000 of estimated pro-forma eliminated expenses.

(2) Approximately $144,412,000 as reported, plus approximately $44,735,000 Emerging Markets Fund prior to Reorganization A.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Emerging Markets Fund that have been included in the Fund's Statement of Operations since February 22, 2019.

On April 5, 2019, the Fund acquired the net assets of Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund"), a closed-end management investment company, based on the respective valuations as of the close of business on April 5, 2019, pursuant to a Plan of Reorganization approved by the shareholders of Asia-Pacific Fund on March 8, 2019 ("Reorganization B"). The purpose of the transaction was to combine two portfolios managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 8,604,225 Class I shares of the Fund at a NAV of $24.82 for 12,679,878 shares of Asia-Pacific Fund. The net assets of Asia-Pacific Fund before Reorganization B were approximately $213,557,000, including unrealized appreciation (depreciation) of approximately $20,463,000 at April 5, 2019. The investment portfolio of Asia-Pacific Fund, with a fair value of approximately $209,696,000 and identified cost of approximately $189,233,000, on April 5, 2019, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Asia-Pacific Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Immediately prior to Reorganization B, the net assets of the Fund were approximately $840,351,000. Immediately after Reorganization B, the net assets of the Fund were approximately $1,053,908,000.

Upon closing of Reorganization B, shareholders of Asia-Pacific Fund received shares of the Fund as follows:

Asia-Pacific Fund	Emerging Markets Portfolio
Common Shares	Class I

Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro-forma results of operations for the year ended December 31, 2019, are approximately as follows:

Net investment income(1)	$15,510,000
Net realized gain and unrealized gain(2)	$190,531,000
Net increase in net assets resulting from operations	$206,041,000

(1) Approximately $13,422,000 as reported, plus approximately $994,000 Asia-Pacific Fund prior to Reorganization B, plus approximately $1,094,000 of estimated pro-forma eliminated expenses.

(2) Approximately $144,412,000 as reported, plus approximately $46,119,000 Asia-Pacific Fund prior to Reorganization B.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asia-Pacific Fund that have been included in the Fund's Statement of Operations since April 5, 2019.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If the Adviser or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$5,446	$—	$5,446
Banks	14,104	61,468	—	75,572
Beverages	—	25,340	—	25,340
Capital Markets	—	3,364	—	3,364
Commercial Banks	—	4,886	—	4,886
Construction & Engineering	—	2,382	—	2,382
Construction Materials	—	10,091	—	10,091
Consumer Finance	—	2,387	—	2,387
Diversified Consumer Services	14,379	—	—	14,379
Electronic Equipment, Instruments & Components	—	8,257	—	8,257
Entertainment	—	7,749	—	7,749
Food & Staples Retailing	13,002	26,418	—	39,420
Food Products	—	13,785	—	13,785
Health Care Equipment & Supplies	—	2,929	—	2,929
Health Care Providers & Services	5,941	—	—	5,941
Hotels, Restaurants & Leisure	—	2,372	—	2,372
Industrial Conglomerates	—	4,821	—	4,821
Information Technology Services	11,997	5,291	—	17,288
Insurance	—	10,780	—	10,780
Interactive Media & Services	9,391	53,535	—	62,926
Internet & Direct Marketing Retail	41,388	9,860	—	51,248
Life Sciences Tools & Services	—	3,900	—	3,900
Metals & Mining	3,452	3,870	—	7,322
Multi-Line Retail	6,206	106	—	6,312
Oil, Gas & Consumable Fuels	10,855	20,944	—	31,799
Paper & Forest Products	—	6,906	—	6,906
Personal Products	—	375	—	375
Pharmaceuticals	—	26,584	—	26,584
Real Estate Management & Development	—	7,328	—	7,328
Road & Rail	12,441	—	—	12,441
Semiconductors & Semiconductor Equipment	4,069	69,727	—	73,796
Software	6,103	3,964	—	10,067
Specialty Retail	—	1,980	—	1,980
Tech Hardware, Storage & Peripherals	—	29,405	—	29,405
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Textiles, Apparel & Luxury Goods	$7,010	$14,743	$—	$21,753
Transportation Infrastructure	2,727	—	—	2,727
Wireless Telecommunication Services	—	14,285	—	14,285
Total Common Stocks	163,065	465,278	—	628,343
Short-Term Investments
Investment Company	15,191	—	—	15,191
Total Assets	$178,256	$465,278	$—	$643,534

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transac-

tions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of June 30, 2020, the Fund did not have any open foreign currency forward exchange contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1,280)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$510

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$90,991,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$9,106	(a)	$—	$(9,106	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

(b) The Fund received cash collateral of approximately $4,948,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $4,493,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4,948	$—	$—	$—	$4,948
Total Borrowings	$4,948	$—	$—	$—	$4,948
Gross amount of recognized liabilities for securities lending transactions					$4,948

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares, 0.95% for Class IS shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020,

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

approximately $258,000 of advisory fees were waived and approximately $34,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $206,242,000 and $302,875,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,572	$100,992	$95,373	$24
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$15,191

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,000	$91,318	$17,069	$9,096

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and tax adjustments related to the Reorganization A and B, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(26,073)	$26,073

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,837	$4,178

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 50.8%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

30

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
3178993 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Small Cap Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Emerging Markets Small Cap Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Small Cap Portfolio Class I	$1,000.00	$872.60	$1,018.40	$6.05	$6.52	1.30%
Emerging Markets Small Cap Portfolio Class A	1,000.00	871.50	1,016.66	7.68	8.27	1.65
Emerging Markets Small Cap Portfolio Class C	1,000.00	868.50	1,012.93	11.15	12.01	2.40
Emerging Markets Small Cap Portfolio Class IS	1,000.00	873.40	1,018.65	5.82	6.27	1.25

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)
Portfolio of Investments

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Brazil (8.3%)
Afya Ltd., Class A (a)	40,600	$952
Fleury SA	196,527	888
Grupo SBF SA (a)	87,295	525
Randon SA Implementos e Participacoes (Preference) (a)	324,100	573
TOTVS SA	116,708	497
YDUQS Part	96,775	599
		4,034
China (17.5%)
Baozun, Inc. ADR (a)(b)	29,417	1,131
Beijing Thunisoft Corp., Ltd., Class A	126,454	507
Chengdu Jiafaantai Education Technology Co., Ltd.	253,950	764
China Education Group Holdings Ltd. (c)	298,000	481
China New Higher Education Group Ltd. (c)	1,148,000	765
DouYu International Holdings Ltd. ADR (a)(b)	61,858	714
Focused Photonics Hangzhou, Inc., Class A (a)	276,200	654
Grandblue Environment Co., Ltd.	157,800	490
GreenTree Hospitality Group Ltd. ADR	33,775	455
Hua Hong Semiconductor Ltd. (a)(b)(c)	315,000	1,104
Laobaixing Pharmacy Chain JSC, Class A	37,300	528
LexinFintech Holdings Ltd. ADR (a)	87,174	927
		8,520
Egypt (2.5%)
Cairo Investment & Real Estate Development Co. SAE	898,862	723
Cleopatra Hospital (a)	1,546,529	505
		1,228
Hong Kong (1.1%)
Yeahka Ltd. (a)	238,800	530
India (18.5%)
Aarti Industries Ltd.	49,695	614
Amber Enterprises India Ltd.	24,980	476
Apollo Hospitals Enterprise Ltd.	26,535	475
Blue Star Ltd.	82,002	545
Cholamandalam Investment and Finance Co., Ltd.	279,506	701
CreditAccess Grameen Ltd. (a)	109,939	757
Dr Lal PathLabs Ltd.	22,900	474
Gujarat Gas Ltd.	126,679	535
Gulf Oil Lubricants India Ltd.	82,179	621
Info Edge India Ltd.	19,421	709
Phoenix Mills Ltd.	93,757	728
Spandana Sphoorty Financial Ltd. (a)	67,859	489
TCI Express Ltd.	86,597	769
Varun Beverages Ltd.	65,471	591
Westlife Development Ltd. (a)	124,982	511
		8,995
Indonesia (4.8%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	3,196,400	716
Map Aktif Adiperkasa PT (a)	2,570,200	458
	Shares	Value (000)
Mitra Keluarga Karyasehat Tbk PT	4,244,000	$675
Nippon Indosari Corpindo Tbk PT	5,658,700	472
		2,321
Kazakhstan (1.0%)
NAC Kazatomprom JSC GDR	35,716	496
Korea, Republic of (14.2%)
AfreecaTV Co., Ltd.	20,810	1,104
Cowintech Co. Ltd.	23,263	480
Douzone Bizon Co., Ltd.	5,226	446
Innocean Worldwide, Inc.	8,592	320
JYP Entertainment Corp.	41,834	743
KINX, Inc.	14,166	701
MegaStudyEdu Co., Ltd.	21,427	639
Nasmedia Co., Ltd.	19,945	469
SaraminHR Co., Ltd.	36,105	697
Settle Bank, Inc./Korea	30,178	677
Studio Dragon Corp. (a)	8,484	609
		6,885
Malaysia (1.0%)
Carlsberg Brewery Malaysia Bhd, Class B	85,600	498
Mexico (1.6%)
Gentera SAB de CV	1,640,553	797
Pakistan (1.0%)
MCB Bank Ltd.	506,405	489
Philippines (2.9%)
Puregold Price Club, Inc.	538,600	503
Shakey's Pizza Asia Ventures, Inc.	3,757,400	447
Wilcon Depot, Inc.	1,509,300	469
		1,419
Poland (1.5%)
11 bit studios SA (a)	5,675	700
South Africa (1.3%)
Transaction Capital Ltd.	592,525	637
Taiwan (16.2%)
Acer Cyber Security, Inc.	142,900	856
ASPEED Technology, Inc.	10,000	423
Bizlink Holding, Inc.	134,560	965
Chief Telecom, Inc. (a)	73,000	929
Innodisk Corp.	92,000	555
Merida Industry Co., Ltd.	111,000	759
Power Wind Health Industry, Inc.	74,000	466
Poya International Co., Ltd.	36,492	721
Sunny Friend Environmental Technology Co., Ltd.	81,000	709
Taiwan Hon Chuan Enterprise Co., Ltd.	273,000	510
Taiwan Paiho Ltd.	219,000	482
Voltronic Power Technology Corp. (a)	17,000	490
		7,865
United Arab Emirates (1.5%)
Network International Holdings PLC (a)	129,405	709

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
United Kingdom (2.0%)
Avast PLC	77,525	$507
DP Eurasia N.V. (a)(b)	962,584	451
		958
United States (1.5%)
Arco Platform Ltd., Class A (a)	16,746	728
Total Common Stocks (Cost $44,576)		47,809
Short-Term Investment (1.9%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $920)	920,333	920
Total Investments (100.3%) (Cost $45,496) Including $2,473 of Securities Loaned (d)(e)(f)		48,729
Liabilities in Excess of Other Assets (–0.3%)		(146)
Net Assets (100.0%)		$48,583

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2020.

(c)  Security trades on the Hong Kong exchange.

(d)  The approximate fair value and percentage of net assets, $38,493,000 and 79.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(f)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,492,000 and the aggregate gross unrealized depreciation is approximately $3,261,000, resulting in net unrealized appreciation of approximately $3,231,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation Depreciation (000)
UBS AG	HKD	16,358		$2,108	7/16/20	$(3)
UBS AG		$2,110	HKD	16,358	7/16/20	1
						$(2)

HKD  —  Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	62.9%
Diversified Consumer Services	10.2
Consumer Finance	9.0
Health Care Providers & Services	6.3
Information Technology Services	5.8
Entertainment	5.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with unrealized depreciation of approximately $2,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $44,576)	$47,809
Investment in Security of Affiliated Issuer, at Value (Cost $920)	920
Total Investments in Securities, at Value (Cost $45,496)	48,729
Foreign Currency, at Value (Cost $318)	318
Receivable for Investments Sold	807
Dividends Receivable	63
Receivable for Fund Shares Sold	15
Receivable from Securities Lending Income	2
Unrealized Appreciation on Foreign Currency Forward Exchange Contract	1
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	48
Total Assets	49,983
Liabilities:
Collateral on Securities Loaned, at Value	920
Bank Overdraft	315
Payable for Investments Purchased	45
Payable for Advisory Fees	42
Payable for Professional Fees	41
Payable for Sub Transfer Agency Fees — Class I	15
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	5
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	3
Payable for Administration Fees	3
Deferred Capital Gain Country Tax	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	9
Total Liabilities	1,400
Net Assets	$48,583
Net Assets Consist of:
Paid-in-Capital	$56,130
Total Accumulated Loss	(7,547)
Net Assets	$48,583

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$48,359
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,643,789
Net Asset Value, Offering and Redemption Price Per Share	$10.41
CLASS A:
Net Assets	$182
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,673
Net Asset Value, Redemption Price Per Share	$10.31
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$10.88
CLASS C:
Net Assets	$32
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,137
Net Asset Value, Offering and Redemption Price Per Share	$10.04
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,005
Net Asset Value, Offering and Redemption Price Per Share	$10.42
(1) Including: Securities on Loan, at Value:	$2,473

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $68 of Foreign Taxes Withheld)	$328
Income from Securities Loaned — Net	15
Dividends from Security of Affiliated Issuer (Note G)	7
Total Investment Income	350
Expenses:
Advisory Fees (Note B)	357
Professional Fees	64
Custodian Fees (Note F)	54
Registration Fees	24
Administration Fees (Note C)	23
Sub Transfer Agency Fees — Class I	20
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	3
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	6
Expenses Before Non-Operating Expenses	566
Bank Overdraft Expense	1
Total Expenses	567
Waiver of Advisory Fees (Note B)	(185)
Reimbursement of Class Specific Expenses — Class I (Note B)	(8)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	370
Net Investment Loss	(20)
Realized Loss:
Investments Sold	(8,792)
Foreign Currency Forward Exchange Contracts	(38)
Foreign Currency Translation	(112)
Net Realized Loss	(8,942)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $20)	(2,243)
Foreign Currency Forward Exchange Contracts	20
Foreign Currency Translation	6
Net Change in Unrealized Appreciation (Depreciation)	(2,217)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(11,159)
Net Decrease in Net Assets Resulting from Operations	$(11,179)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Emerging Markets Small Cap Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(20)	$475
Net Realized Loss	(8,942)	(363)
Net Change in Unrealized Appreciation (Depreciation)	(2,217)	7,401
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,179)	7,513
Dividends and Distributions to Shareholders:
Class I	—	(276)
Class A	—	(— @)
Class IS	—	(42)
Total Dividends and Distributions to Shareholders	—	(318)
Capital Share Transactions:(1)
Class I:
Subscribed	5,950	7,917
Distributions Reinvested	—	192
Redeemed	(6,952)	(3,998)
Class A:
Subscribed	18	85
Distributions Reinvested	—	— @
Redeemed	(39)	(59)
Class C:
Redeemed	(1)	—
Class IS:
Distributions Reinvested	—	42
Redeemed	(7,045)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,069)	4,179
Redemption Fees	1	— @
Total Increase (Decrease) in Net Assets	(19,247)	11,374
Net Assets:
Beginning of Period	67,830	56,456
End of Period	$48,583	$67,830
(1) Capital Share Transactions:
Class I:
Shares Subscribed	513	693
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(844)	(349)
Net Increase (Decrease) in Class I Shares Outstanding	(331)	360
Class A:
Shares Subscribed	2	8
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(4)	(5)
Net Increase (Decrease) in Class A Shares Outstanding	(2)	3
Class C:
Shares Redeemed	(— @@)	—
Class IS:
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(688)	—
Net Increase (Decrease) in Class IS Shares Outstanding	(688)	4

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 15, 2015(1) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$11.93		$10.61		$12.77		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	0.09		0.02		(0.01)		0.02		0.01
Net Realized and Unrealized Gain (Loss)	(1.52)		1.29		(2.01)		3.38		(0.35)		0.27
Total from Investment Operations	(1.52)		1.38		(1.99)		3.37		(0.33)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		(0.10)		—
Net Realized Gain	—		—		(0.17)		(0.45)		—		—
Total Distributions	—		(0.06)		(0.17)		(0.45)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—		—		—
Net Asset Value, End of Period	$10.41		$11.93		$10.61		$12.77		$9.85		$10.28
Total Return(4)	(12.74	)%(8)	12.98%		(15.73)%		34.29%		(3.19)%		2.80	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,359		$59,335		$48,965		$25,762		$19,673		$20,536
Ratio of Expenses Before Expense Limitation	1.98	%(9)	1.83%		2.18%		2.58%		2.63%		7.62	%(9)
Ratio of Expenses After Expense Limitation	1.30	%(5)(9)	1.30	%(5)	1.41	%(5)(6)	1.57	%(5)	1.61	%(5)	1.58	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.30	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.09	)%(5)(9)	0.74	%(5)	0.14	%(5)	(0.09	)%(5)	0.16	%(5)	1.01	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.04%		0.00	%(7)	0.03	%(9)
Portfolio Turnover Rate	74	%(8)	69%		70%		71%		69%		5	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class I shares. Prior to July 13, 2018, the maximum ratio was 1.65% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 15, 2015(1) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$11.83		$10.53		$12.72		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		0.05		(0.01)		(0.06)		(0.02)		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(1.50)		1.27		(2.01)		3.38		(0.35)		0.28
Total from Investment Operations	(1.52)		1.32		(2.02)		3.32		(0.37)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		—		(0.06)		—
Net Realized Gain	—		—		(0.17)		(0.45)		—		—
Total Distributions	—		(0.02)		(0.17)		(0.45)		(0.06)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—		—		—
Net Asset Value, End of Period	$10.31		$11.83		$10.53		$12.72		$9.85		$10.28
Total Return(4)	(12.85	)%(8)	12.51%		(16.03)%		33.79%		(3.58)%		2.80	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$182		$233		$179		$188		$10		$10
Ratio of Expenses Before Expense Limitation	3.26	%(9)	2.88%		3.49%		12.38%		22.65%		21.45	%(9)
Ratio of Expenses After Expense Limitation	1.65	%(5)(9)	1.65	%(5)	1.83	%(5)(6)	1.96	%(5)	2.00	%(5)	1.97	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.65	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.42	)%(5)(9)	0.42	%(5)	(0.11	)%(5)	(0.50	)%(5)	(0.22	)%(5)	0.62	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.04%		0.00	%(7)	0.03	%(9)
Portfolio Turnover Rate	74	%(8)	69%		70%		71%		69%		5	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class A shares. Prior to July 13, 2018, the maximum ratio was 2.00% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 15, 2015(1) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$11.56		$10.35		$12.60		$9.84		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.04)		(0.10)		(0.15)		(0.10)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(1.46)		1.25		(1.98)		3.36		(0.34)		0.28
Total from Investment Operations	(1.52)		1.21		(2.08)		3.21		(0.44)		0.28
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.17)		(0.45)		—		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—		—		—
Net Asset Value, End of Period	$10.04		$11.56		$10.35		$12.60		$9.84		$10.28
Total Return(4)	(13.15	)%(8)	11.69%		(16.66)%		32.70%		(4.28)%		2.80	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32		$37		$33		$24		$10		$10
Ratio of Expenses Before Expense Limitation	9.34	%(9)	8.37%		9.02%		20.48%		23.48%		22.20	%(9)
Ratio of Expenses After Expense Limitation	2.40	%(5)(9)	2.40	%(5)	2.58	%(5)(6)	2.71	%(5)	2.75	%(5)	2.73	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	2.40	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.20	)%(5)(9)	(0.36	)%(5)	(0.84	)%(5)	(1.27	)%(5)	(0.99	)%(5)	(0.14	)%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.04%		0.00	%(7)	0.02	%(9)
Portfolio Turnover Rate	74	%(8)	69%		70%		71%		69%		5	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.40% for Class C shares. Prior to July 13, 2018, the maximum ratio was 2.75% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 15, 2015(1) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$11.93		$10.62		$12.77		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	0.09		0.00	(3)	(0.01)		0.02		0.01
Net Realized and Unrealized Gain (Loss)	(1.51)		1.28		(1.98)		3.38		(0.35)		0.27
Total from Investment Operations	(1.51)		1.37		(1.98)		3.37		(0.33)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		(0.10)		—
Net Realized Gain	—		—		(0.17)		(0.45)		—		—
Total Distributions	—		(0.06)		(0.17)		(0.45)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—		—		—
Net Asset Value, End of Period	$10.42		$11.93		$10.62		$12.77		$9.85		$10.28
Total Return(4)	(12.66	)%(8)	12.93%		(15.65)%		34.29%		(3.18)%		2.80	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$8,225		$7,279		$13		$10		$10
Ratio of Expenses Before Expense Limitation	1.93	%(9)	1.78%		2.10%		19.47%		21.37%		21.20	%(9)
Ratio of Expenses After Expense Limitation	1.25	%(5)(9)	1.25	%(5)	1.26	%(5)(6)	1.55	%(5)	1.60	%(5)	1.58	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.25	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.05	%(5)(9)	0.79	%(5)	0.03	%(5)	(0.08	)%(5)	0.16	%(5)	1.01	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.05%		0.00	%(7)	0.02	%(9)
Portfolio Turnover Rate	74	%(8)	69%		70%		71%		69%		5	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class IS shares. Prior to July 13, 2018, the maximum ratio was 1.60% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Small Cap Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the

Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$769	$—	$769
Banks	—	1,205	—	1,205
Beverages	—	1,089	—	1,089
Building Products	—	545	—	545
Chemicals	—	1,235	—	1,235
Commercial Services & Supplies	—	1,363	—	1,363
Communications Equipment	—	764	—	764
Computers & Peripherals	—	555	—	555
Consumer Finance	1,724	2,584	—	4,308
Containers & Packaging	—	510	—	510
Diversified Consumer Services	2,279	2,608	—	4,887
Diversified Telecommunication Services	—	1,630	—	1,630
Electrical Equipment	—	1,455	—	1,455
Entertainment	714	2,052	—	2,766
Food & Staples Retailing	—	1,031	—	1,031
Food Products	—	472	—	472
Gas Utilities	—	535	—	535
Health Care Providers & Services	888	2,129	—	3,017
Hotels, Restaurants & Leisure	455	1,875	—	2,330
Household Durables	—	476	—	476
Information Technology Services	530	2,242	—	2,772
Interactive Media & Services	—	1,813	—	1,813
Internet & Direct Marketing Retail	1,131	—	—	1,131
Leisure Products	—	759	—	759
Machinery	573	480	—	1,053
Media	—	789	—	789
Multi-Line Retail	—	721	—	721
Oil, Gas & Consumable Fuels	—	496	—	496
Professional Services	—	697	—	697
Real Estate Management & Development	—	728	—	728
Semiconductors & Semiconductor Equipment	—	1,527	—	1,527
Software	497	1,460	—	1,957
Specialty Retail	525	927	—	1,452
Textiles, Apparel & Luxury Goods	—	482	—	482
Water Utilities	—	490	—	490
Total Common Stocks	9,316	38,493	—	47,809
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investment
Investment Company	$920	$—	$—	$920
Foreign Currency Forward Exchange Contract	—	1	—	1
Total Assets	10,236	38,494	—	48,730
Liability:
Foreign Currency Forward Exchange Contract	—	(3)	—	(3)
Total	$10,236	$38,491	$—	$48,727

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$1
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(3)

The following tables set forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(38)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$20

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$1	$(3)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$1	$(1)	$—	$0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$3	$(1)	$—	$2

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$3,160,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,473	(b)	$—	$(2,473	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Fund received cash collateral of approximately $920,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,636,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$920	$—	$—	$—	$920
Total Borrowings	$920	$—	$—	$—	$920
Gross amount of recognized liabilities for securities lending transactions					$920

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares, 1.65% for Class A shares, 2.40% for Class C shares and 1.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $185,000 of advisory fees were waived and approximately $11,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $41,378,000 and $49,131,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,586	$20,183	$20,849	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$920

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$318	$—	$—	$892

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$12	$—

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $1,650,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.6%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year period and the period since the end of December 2015, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, actual management fee was higher than its peer group average and total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were acceptable and (ii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Privacy Notice (unaudited) (cont'd)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSCSAN
3180195 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
Privacy Notice	25
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Frontier Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Frontier Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Frontier Markets Portfolio Class I	$1,000.00	$913.50	$1,015.42	$9.04	$9.52	1.90%
Frontier Markets Portfolio Class A	1,000.00	911.40	1,013.63	10.74	11.31	2.26
Frontier Markets Portfolio Class L	1,000.00	908.90	1,011.14	13.10	13.80	2.76
Frontier Markets Portfolio Class C	1,000.00	908.00	1,009.90	14.28	15.04	3.01
Frontier Markets Portfolio Class IS	1,000.00	913.50	1,015.61	8.85	9.32	1.86

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Frontier Markets Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Argentina (3.9%)
Globant SA (a)	16,083	$2,410
Bangladesh (1.3%)
Brac Bank Ltd.	2,115,113	793
Egypt (6.4%)
Cairo Investment & Real Estate Development Co. SAE	1,161,175	934
Cleopatra Hospital (a)	1,940,263	633
Commercial International Bank Egypt SAE	585,319	2,355
		3,922
Kazakhstan (3.7%)
Halyk Savings Bank of Kazakhstan JSC GDR (a)	64,814	808
NAC Kazatomprom JSC GDR	108,118	1,501
		2,309
Kenya (6.1%)
Safaricom PLC	13,809,428	3,737
Kuwait (10.2%)
Boubyan Bank KSCP	768,697	1,339
National Bank of Kuwait	1,845,286	4,940
		6,279
Morocco (8.1%)
Label Vie	6,835	2,231
Maroc Telecom	150,487	2,148
Societe d'Exploitation des Ports	32,421	641
		5,020
Nigeria (2.0%)
Nestle Nigeria PLC	405,894	1,261
Pakistan (2.1%)
MCB Bank Ltd.	1,328,544	1,282
Philippines (1.0%)
Wilcon Depot, Inc.	2,052,300	638
Poland (6.1%)
11 bit studios SA (a)	9,688	1,196
CD Projekt SA	25,181	2,537
		3,733
Romania (6.4%)
Banca Transilvania SA	4,469,398	2,218
BRD-Groupe Societe Generale SA (a)	288,074	775
Societatea Nationala de Gaze Naturale Romgaz SA	128,553	954
		3,947
Russia (1.0%)
TCS Group Holding PLC GDR	31,756	645
Singapore (7.7%)
Sea Ltd. ADR (a)	44,255	4,746
	Shares	Value (000)
Slovenia (2.3%)
Krka dd Novo mesto	14,997	$1,398
United Arab Emirates (2.0%)
Network International Holdings PLC (a)	223,212	1,222
United Kingdom (3.9%)
Avast PLC	369,815	2,417
United States (6.5%)
MercadoLibre, Inc. (a)	4,061	4,003
Vietnam (19.1%)
Bank for Foreign Trade of Vietnam JSC	777,710	2,721
FPT Corp.	528,436	1,155
Mobile World Investment Corp.	619,463	2,522
Sai Gon Cargo Service Corp.	287,020	1,432
Saigon Beer Alcohol Beverage Corp.	169,320	1,148
Vietnam Dairy Products JSC	570,200	2,787
		11,765
Total Investments (99.8%) (Cost $47,260) (b)(c)		61,527
Other Assets in Excess of Liabilities (0.2%)		124
Net Assets (100.0%)		$61,651

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $45,191,000 and 73.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,818,000 and the aggregate gross unrealized depreciation is approximately $2,551,000, resulting in net unrealized appreciation of approximately $14,267,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	28.0%
Other*	26.1
Entertainment	13.8
Software	7.8
Food Products	6.6
Internet & Direct Marketing Retail	6.5
Wireless Telecommunication Services	6.1
Specialty Retail	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Frontier Markets Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $47,260)	$61,527
Foreign Currency, at Value (Cost $1,039)	1,039
Dividends Receivable	134
Receivable for Fund Shares Sold	—	@
Other Assets	76
Total Assets	62,776
Liabilities:
Bank Overdraft	594
Payable for Custodian Fees	213
Payable for Fund Shares Redeemed	82
Payable for Professional Fees	78
Payable for Advisory Fees	50
Payable for Investments Purchased	32
Payable for Sub Transfer Agency Fees — Class I	21
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	4
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Other Liabilities	40
Total Liabilities	1,125
Net Assets	$61,651
Net Assets Consist of:
Paid-in-Capital	$140,293
Total Accumulated Loss	(78,642)
Net Assets	$61,651

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Frontier Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$51,560
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,301,442
Net Asset Value, Offering and Redemption Price Per Share	$15.62
CLASS A:
Net Assets	$7,653
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	489,565
Net Asset Value, Redemption Price Per Share	$15.63
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.87
Maximum Offering Price Per Share	$16.50
CLASS L:
Net Assets	$360
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	23,143
Net Asset Value, Offering and Redemption Price Per Share	$15.56
CLASS C:
Net Assets	$689
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	44,999
Net Asset Value, Offering and Redemption Price Per Share	$15.30
CLASS IS:
Net Assets	$1,389
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	88,964
Net Asset Value, Offering and Redemption Price Per Share	$15.62

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Frontier Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $39 of Foreign Taxes Withheld)	$753
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	753
Expenses:
Advisory Fees (Note B)	553
Custodian Fees (Note F)	275
Sub Transfer Agency Fees — Class I	47
Sub Transfer Agency Fees — Class A	7
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	87
Administration Fees (Note C)	35
Registration Fees	28
Shareholder Services Fees — Class A (Note D)	11
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	3
Shareholder Reporting Fees	17
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	2
Other Expenses	6
Expenses Before Non-Operating Expenses	1,083
Bank Overdraft Expense	23
Total Expenses	1,106
Waiver of Advisory Fees (Note B)	(206)
Reimbursement of Class Specific Expenses — Class I (Note B)	(34)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	860
Net Investment Loss	(107)
Realized Loss:
Investments Sold	(8,509)
Foreign Currency Translation	(331)
Net Realized Loss	(8,840)
Change in Unrealized Appreciation (Depreciation):
Investments	(11,861)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(11,861)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(20,701)
Net Decrease in Net Assets Resulting from Operations	$(20,808)

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Frontier Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(107)	$4,621
Net Realized Loss	(8,840)	(477)
Net Change in Unrealized Appreciation (Depreciation)	(11,861)	23,772
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,808)	27,916
Dividends and Distributions to Shareholders:
Class I	—	(3,717)
Class A	—	(261)
Class L	—	(10)
Class C	—	(21)
Class IS	—	(46)
Total Dividends and Distributions to Shareholders	—	(4,055)
Capital Share Transactions:(1)
Class I:
Subscribed	6,393	18,572
Distributions Reinvested	—	3,144
Redeemed	(61,287)	(145,539)
Class A:
Subscribed	416	5,119
Distributions Reinvested	—	261
Redeemed	(3,604)	(31,321)
Class L:
Distributions Reinvested	—	10
Redeemed	(167)	(780)
Class C:
Subscribed	15	29
Distributions Reinvested	—	21
Redeemed	(117)	(977)
Class IS:
Subscribed	163	307
Distributions Reinvested	—	46
Redeemed	(205)	(3,781)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(58,393)	(154,889)
Redemption Fees	1	6
Total Decrease in Net Assets	(79,200)	(131,022)
Net Assets:
Beginning of Period	140,851	271,873
End of Period	$61,651	$140,851

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Frontier Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	414	1,103
Shares Issued on Distributions Reinvested	—	184
Shares Redeemed	(4,468)	(8,625)
Net Decrease in Class I Shares Outstanding	(4,054)	(7,338)
Class A:
Shares Subscribed	27	299
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(240)	(1,832)
Net Decrease in Class A Shares Outstanding	(213)	(1,518)
Class L:
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(10)	(47)
Net Decrease in Class L Shares Outstanding	(10)	(46)
Class C:
Shares Subscribed	1	2
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(8)	(59)
Net Decrease in Class C Shares Outstanding	(7)	(56)
Class IS:
Shares Subscribed	11	18
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(14)	(225)
Net Decrease in Class IS Shares Outstanding	(3)	(204)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Frontier Markets Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$17.10		$15.63		$21.02		$17.39		$16.98		$19.15
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		0.39		0.33		0.16		0.31		0.19
Net Realized and Unrealized Gain (Loss)	(1.46)		1.58		(5.07)		3.47		0.33		(2.21)
Total from Investment Operations	(1.48)		1.97		(4.74)		3.63		0.64		(2.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.50)		(0.65)		—		(0.23)		(0.14)
Paid-in-Capital	—		—		—		—		(0.00	)(3)	(0.01)
Total Distributions	—		(0.50)		(0.65)		—		(0.23)		(0.15)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.62		$17.10		$15.63		$21.02		$17.39		$16.98
Total Return(4)	(8.65	)%(8)	12.53%		(22.60)%		20.82%		3.83%		(10.58)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,560		$125,780		$229,688		$632,435		$525,664		$531,927
Ratio of Expenses Before Expense Limitation	2.40	%(9)	1.92%		N/A		N/A		1.69%		N/A
Ratio of Expenses After Expense Limitation	1.90	%(5)(6)(9)	1.90	%(5)(6)	1.77	%(5)	1.73	%(5)	1.67	%(5)	1.72	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.85	%(5)(9)	1.85	%(5)	1.76	%(5)	1.73	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.28	)%(5)(9)	2.33	%(5)	1.68	%(5)	0.82	%(5)	1.82	%(5)	1.02	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	39	%(8)	68%		61%		52%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Frontier Markets Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$17.15		$15.61		$20.86		$17.31		$16.90		$19.06
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		0.42		0.34		0.11		0.24		0.11
Net Realized and Unrealized Gain (Loss)	(1.49)		1.48		(5.10)		3.44		0.35		(2.18)
Total from Investment Operations	(1.52)		1.90		(4.76)		3.55		0.59		(2.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.49)		—		(0.18)		(0.08)
Paid-in-Capital	—		—		—		—		(0.00	)(3)	(0.01)
Total Distributions	—		(0.36)		(0.49)		—		(0.18)		(0.09)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.63		$17.15		$15.61		$20.86		$17.31		$16.90
Total Return(4)	(8.86	)%(8)	12.13%		(22.80)%		20.39%		3.49%		(10.90)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,653		$12,044		$34,654		$86,324		$90,817		$82,480
Ratio of Expenses Before Expense Limitation	2.73	%(9)	2.23%		N/A		N/A		2.03%		N/A
Ratio of Expenses After Expense Limitation	2.26	%(5)(6)(9)	2.25	%(5)(6)	2.07	%(5)	2.05	%(5)	2.01	%(5)	2.07	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	2.20	%(5)(9)	2.20	%(5)	2.06	%(5)	2.05	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.43	)%(5)(9)	2.48	%(5)	1.71	%(5)	0.59	%(5)	1.40	%(5)	0.60	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	39	%(8)	68%		61%		52%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Frontier Markets Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$17.11		$15.59		$20.65		$17.25		$16.79		$18.96
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.07)		0.25		0.17		(0.02)		0.15		0.05
Net Realized and Unrealized Gain (Loss)	(1.48)		1.56		(4.98)		3.42		0.32		(2.22)
Total from Investment Operations	(1.55)		1.81		(4.81)		3.40		0.47		(2.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		(0.25)		—		(0.01)		—
Paid-in-Capital	—		—		—		—		(0.00	)(3)	—
Total Distributions	—		(0.29)		(0.25)		—		(0.01)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.56		$17.11		$15.59		$20.65		$17.25		$16.79
Total Return(4)	(9.11	)%(8)	11.58%		(23.19)%		19.59%		2.77%		(11.49)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$360		$570		$1,241		$2,570		$2,630		$4,490
Ratio of Expenses Before Expense Limitation	3.68	%(9)	2.90%		N/A		2.76%		2.80%		2.73%
Ratio of Expenses After Expense Limitation	2.76	%(5)(6)(9)	2.75	%(5)(6)	2.57	%(5)	2.70	%(5)	2.70	%(5)	2.70	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	2.70	%(5)(9)	2.70	%(5)	2.56	%(5)	2.70	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.94	)%(5)(9)	1.47	%(5)	0.88	%(5)	(0.13	)%(5)	0.88	%(5)	0.26	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	39	%(8)	68%		61%		52%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Frontier Markets Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$16.85		$15.38		$20.41		$17.07		$16.69		$19.53
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.08)		0.20		0.11		(0.05)		0.10		(0.16)
Net Realized and Unrealized Gain (Loss)	(1.47)		1.56		(4.90)		3.39		0.34		(2.60)
Total from Investment Operations	(1.55)		1.76		(4.79)		3.34		0.44		(2.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		(0.24)		—		(0.06)		(0.07)
Paid-in-Capital	—		—		—		—		(0.00	)(4)	(0.01)
Total Distributions	—		(0.29)		(0.24)		—		(0.06)		(0.08)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$15.30		$16.85		$15.38		$20.41		$17.07		$16.69
Total Return(5)	(9.20	)%(9)	11.34%		(23.42)%		19.51%		2.63%		(14.10	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$689		$877		$1,657		$2,857		$1,925		$1,400
Ratio of Expenses Before Expense Limitation	3.70	%(10)	3.07%		N/A		N/A		2.89%		3.17	%(10)
Ratio of Expenses After Expense Limitation	3.01	%(6)(7)(10)	2.99	%(6)(7)	2.83	%(6)	2.81	%(6)	2.88	%(6)	2.95	%(6)(10)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	2.95	%(6)(10)	2.95	%(6)	2.82	%(6)	2.81	%(6)	N/A		N/A
Ratio of Net Investment Income (Loss)	(1.16	)%(6)(10)	1.17	%(6)	0.56	%(6)	(0.26	)%(6)	0.57	%(6)	(1.38	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)(10)
Portfolio Turnover Rate	39	%(9)	68%		61%		52%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Frontier Markets Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from February 27, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$17.09		$15.63		$21.02		$17.39		$16.97		$19.28
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.01		0.33		0.58		0.13		0.30		0.26
Net Realized and Unrealized Gain (Loss)	(1.48)		1.64		(5.33)		3.50		0.36		(2.41)
Total from Investment Operations	(1.47)		1.97		(4.75)		3.63		0.66		(2.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.51)		(0.64)		—		(0.24)		(0.15)
Paid-in-Capital	—		—		—		—		(0.00	)(4)	(0.01)
Total Distributions	—		(0.51)		(0.64)		—		(0.24)		(0.16)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$15.62		$17.09		$15.63		$21.02		$17.39		$16.97
Total Return(5)	(8.65	)%(9)	12.60%		(22.61)%		20.83%		3.88%		(11.14	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,389		$1,580		$4,633		$16,344		$12,055		$7,732
Ratio of Expenses Before Expense Limitation	2.46	%(10)	1.91%		N/A		N/A		1.64%		1.68	%(10)
Ratio of Expenses After Expense Limitation	1.86	%(6)(7)(10)	1.85	%(6)(7)	1.74	%(6)	1.69	%(6)	1.62	%(6)	1.68	%(6)(10)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.80	%(6)(10)	1.80	%(6)	1.73	%(6)	1.69	%(6)	N/A		N/A
Ratio of Net Investment Income	0.02	%(6)(10)	1.95	%(6)	2.85	%(6)	0.65	%(6)	1.75	%(6)	1.67	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)(10)
Portfolio Turnover Rate	39	%(9)	68%		61%		52%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Frontier Markets Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.   Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,432	$—	$1,432
Banks	—	17,231	—	17,231
Beverages	—	1,148	—	1,148
Commercial Banks	—	645	—	645
Diversified Consumer Services	—	934	—	934
Diversified Telecommunication Services	—	2,148	—	2,148
Electronic Equipment, Instruments & Components	—	1,155	—	1,155
Entertainment	4,746	3,733	—	8,479
Food & Staples Retailing	—	2,231	—	2,231
Food Products	—	4,048	—	4,048
Health Care Providers & Services	—	633	—	633
Information Technology Services	—	1,222	—	1,222
Internet & Direct Marketing Retail	4,003	—	—	4,003
Oil, Gas & Consumable Fuels	—	2,455	—	2,455
Pharmaceuticals	—	1,398	—	1,398
Software	2,410	2,417	—	4,827
Specialty Retail	—	3,160	—	3,160
Transportation Infrastructure	—	641	—	641
Wireless Telecommunication Services	—	3,737	—	3,737
Total Assets	$11,159	$50,368	$—	$61,527

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under cer-

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

tain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premi-

ums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I shares, 2.20% for Class A shares, 2.70% for Class L shares, 2.95% for Class C shares and 1.80% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $206,000 of advisory fees were waived and approximately $40,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $34,540,000 and $93,338,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$3,868	$3,868	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$—

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From: Ordinary Income (000)	2018 Distributions Paid From: Ordinary Income (000)
$4,055	$14,633

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$24	$—

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $82,830,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 50.1%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was lower than its peer group averages, actual management fee was higher than but close to its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were acceptable and (ii) management fee was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Privacy Notice (unaudited)   April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

25

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIFEMSAN
3183612 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
Privacy Notice	27
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Advantage Portfolio Class I	$1,000.00	$1,378.60	$1,019.44	$6.45	$5.47	1.09%
Global Advantage Portfolio Class A	1,000.00	1,376.80	1,017.85	8.33	7.07	1.41
Global Advantage Portfolio Class L	1,000.00	1,373.40	1,015.22	11.45	9.72	1.94
Global Advantage Portfolio Class C	1,000.00	1,371.20	1,014.02	12.85	10.92	2.18

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Advantage Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
Canada (9.2%)
FirstService Corp.	34,903	$3,516
Shopify, Inc., Class A (a)	18,062	17,144
		20,660
Denmark (1.4%)
Chr Hansen Holding A/S	30,381	3,134
France (4.1%)
Christian Dior SE	10,940	4,655
Hermes International	5,575	4,681
		9,336
India (1.4%)
HDFC Bank Ltd. ADR	70,575	3,208
Netherlands (6.5%)
Adyen N.V. (a)	8,051	11,730
JDE Peet's N.V. (a)	70,974	2,877
		14,607
New Zealand (3.2%)
Xero Ltd. (a)	115,684	7,267
Singapore (6.2%)
Sea Ltd. ADR (a)	128,961	13,830
United Kingdom (9.0%)
Atlassian Corp., PLC, Class A (a)	54,944	9,905
Royalty Pharma PLC, Class A (a)	211,705	10,278
		20,183
United States (52.5%)
Activision Blizzard, Inc.	37,427	2,841
Amazon.com, Inc. (a)	1,978	5,457
Coupa Software, Inc. (a)	29,783	8,251
Ecolab, Inc.	23,005	4,577
Farfetch Ltd., Class A (a)	255,487	4,412
HEICO Corp., Class A	37,129	3,016
Intercontinental Exchange, Inc.	18,289	1,675
Intuitive Surgical, Inc. (a)	16,927	9,646
MercadoLibre, Inc. (a)	8,041	7,927
Okta, Inc. (a)	37,723	7,553
Royal Gold, Inc.	3,317	412
S&P Global, Inc.	5,669	1,868
ServiceNow, Inc. (a)	17,801	7,211
Slack Technologies, Inc., Class A (a)	183,669	5,710
Spotify Technology SA (a)	49,077	12,671
Square, Inc., Class A (a)	77,667	8,150
Texas Pacific Land Trust	876	521
Twilio, Inc., Class A (a)	35,051	7,691
Twitter, Inc. (a)	138,753	4,133
Veeva Systems, Inc., Class A (a)	43,663	10,236
Zoom Video Communications, Inc., Class A (a)	15,135	3,837
		117,795
Total Common Stocks (Cost $142,032)		210,020
	Shares	Value (000)
Preferred Stocks (0.1%)
United States (0.1%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $77; acquired 4/16/14)	1,917	$154
Lookout, Inc. Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	16
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $9; acquired 7/19/12)	2,935	20
Palantir Technologies, Inc. Series H (a)(b)(c) (acquisition cost — $6; acquired 10/25/13)	1,572	11
Palantir Technologies, Inc. Series H1 (a)(b)(c) (acquisition cost — $6; acquired 10/25/13)	1,572	11
Total Preferred Stocks (Cost $171)		212
Short-Term Investment (6.9%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $15,575)	15,574,586	15,575
Total Investments Excluding Purchased Options (100.5%) (Cost $157,778)		225,807
Total Purchased Options Outstanding (0.1%) (Cost $452)		151
Total Investments (100.6%) (Cost $158,230) (d)(e)		225,958
Liabilities in Excess of Other Assets (-0.6%)		(1,459)
Net Assets (100.0%)		$224,499

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2020 amounts to approximately $212,000 and represents 0.1% of net assets.

(c)  At June 30, 2020, the Fund held fair valued securities valued at approximately $212,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  The approximate fair value and percentage of net assets, $31,467,000 and 14.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $69,733,000 and the aggregate gross unrealized depreciation is approximately $2,005,000, resulting in net unrealized appreciation of approximately $67,728,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.49	May-21	29,023,770	29,024	$63	$169	$(106)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan-21	32,872,723	32,873	84	144	(60)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	25,839,776	25,840	4	139	(135)
							$151	$452	$(301)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.3%
Information Technology Services	23.1
Software	18.7
Entertainment	13.0
Internet & Direct Marketing Retail	8.0
Short-Term Investment	6.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $142,655)	$210,383
Investment in Security of Affiliated Issuer, at Value (Cost $15,575)	15,575
Total Investments in Securities, at Value (Cost $158,230)	225,958
Foreign Currency, at Value (Cost $6)	6
Receivable for Fund Shares Sold	3,144
Tax Reclaim Receivable	47
Dividends Receivable	18
Receivable from Affiliate	1
Receivable for Investments Sold	—	@
Receivable from Securities Lending Income	—	@
Other Assets	58
Total Assets	229,232
Liabilities:
Payable for Investments Purchased	4,120
Payable for Advisory Fees	309
Due to Broker	120
Payable for Fund Shares Redeemed	59
Payable for Professional Fees	39
Payable for Sub Transfer Agency Fees — Class I	13
Payable for Sub Transfer Agency Fees — Class A	7
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	10
Payable for Administration Fees	13
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	2
Payable for Custodian Fees	4
Other Liabilities	20
Total Liabilities	4,733
Net Assets	$224,499
Net Assets Consist of:
Paid-in-Capital	$147,493
Total Distributable Earnings	77,006
Net Assets	$224,499

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$158,312
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,391,576
Net Asset Value, Offering and Redemption Price Per Share	$24.77
CLASS A:
Net Assets	$52,277
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,160,483
Net Asset Value, Redemption Price Per Share	$24.20
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.34
Maximum Offering Price Per Share	$25.54
CLASS L:
Net Assets	$668
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	28,925
Net Asset Value, Offering and Redemption Price Per Share	$23.10
CLASS C:
Net Assets	$13,242
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	583,619
Net Asset Value, Offering and Redemption Price Per Share	$22.69

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	$102
Dividends from Security of Affiliated Issuer (Note G)	14
Income from Securities Loaned — Net	— @
Total Investment Income	116
Expenses:
Advisory Fees (Note B)	607
Shareholder Services Fees — Class A (Note D)	54
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	54
Sub Transfer Agency Fees — Class I	39
Sub Transfer Agency Fees — Class A	24
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	3
Administration Fees (Note C)	61
Professional Fees	59
Registration Fees	26
Transfer Agency Fees — Class I (Note E)	16
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	5
Shareholder Reporting Fees	16
Custodian Fees (Note F)	13
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	10
Total Expenses	995
Reimbursement of Class Specific Expenses — Class I (Note B)	(28)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	962
Net Investment Loss	(846)
Realized Gain (Loss):
Investments Sold	9,232
Foreign Currency Translation	(18)
Net Realized Gain	9,214
Change in Unrealized Appreciation (Depreciation):
Investments	45,253
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	45,253
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	54,467
Net Increase in Net Assets Resulting from Operations	$53,621

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(846)	$(400)
Net Realized Gain	9,214	8,401
Net Change in Unrealized Appreciation (Depreciation)	45,253	24,236
Net Increase in Net Assets Resulting from Operations	53,621	32,237
Dividends and Distributions to Shareholders:
Class I	—	(1,881)
Class A	—	(956)
Class L	—	(13)
Class C	—	(250)
Total Dividends and Distributions to Shareholders	—	(3,100)
Capital Share Transactions:(1)
Class I:
Subscribed	58,868	29,609
Distributions Reinvested	—	1,880
Redeemed	(23,902)	(21,827)
Class A:
Subscribed	7,263	10,308
Distributions Reinvested	—	955
Redeemed	(12,754)	(9,908)
Class L:
Exchanged	6	—
Distributions Reinvested	—	13
Redeemed	(95)	(28)
Class C:
Subscribed	1,022	1,557
Distributions Reinvested	—	250
Redeemed	(2,258)	(2,463)
Net Increase in Net Assets Resulting from Capital Share Transactions	28,150	10,346
Total Increase in Net Assets	81,771	39,483
Net Assets:
Beginning of Period	142,728	103,245
End of Period	$224,499	$142,728
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,821	1,751
Shares Issued on Distributions Reinvested	—	106
Shares Redeemed	(1,307)	(1,296)
Net Increase in Class I Shares Outstanding	1,514	561
Class A:
Shares Subscribed	352	615
Shares Issued on Distributions Reinvested	—	55
Shares Redeemed	(673)	(614)
Net Increase (Decrease) in Class A Shares Outstanding	(319)	56
Class L:
Shares Exchanged	—- @@	—
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(5)	(2)
Net Decrease in Class L Shares Outstanding	(5)	(1)
Class C:
Shares Subscribed	55	97
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(135)	(160)
Net Decrease in Class C Shares Outstanding	(80)	(48)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Advantage Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$17.96		$13.96		$15.43		$12.12		$12.36		$12.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.09)		(0.02)		(0.03)		(0.03)		0.00	(3)	0.05
Net Realized and Unrealized Gain (Loss)	6.90		4.41		(0.80)		5.07		0.02		0.46
Total from Investment Operations	6.81		4.39		(0.83)		5.04		0.02		0.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		(0.39)		(0.64)		(1.73)		(0.26)		(0.86)
Total Distributions	—		(0.39)		(0.64)		(1.73)		(0.26)		(0.89)
Net Asset Value, End of Period	$24.77		$17.96		$13.96		$15.43		$12.12		$12.36
Total Return(4)	37.86	%(8)	31.49%		(5.75)%		41.56%		0.21%		3.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$158,312		$87,595		$60,271		$7,005		$3,229		$1,785
Ratio of Expenses Before Expense Limitation	1.16	%(9)	1.21%		1.82%		3.67%		3.82%		5.38%
Ratio of Expenses After Expense Limitation	1.09	%(5)(9)	1.09	%(5)	1.09	%(5)	1.09	%(5)	1.09	%(5)	1.11	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.09	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.94	)%(5)(9)	(0.11	)%(5)	(0.19	)%(5)	(0.19	)%(5)	0.04	%(5)	0.37	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	45	%(8)	95%		130%		103%		90%		90%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.30% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Advantage Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$17.57		$13.71		$15.21		$12.01		$12.29		$12.70
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.07)		(0.08)		(0.08)		(0.05)		(0.04)
Net Realized and Unrealized Gain (Loss)	6.75		4.32		(0.78)		5.01		0.03		0.49
Total from Investment Operations	6.63		4.25		(0.86)		4.93		(0.02)		0.45
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.39)		(0.64)		(1.73)		(0.26)		(0.86)
Net Asset Value, End of Period	$24.20		$17.57		$13.71		$15.21		$12.01		$12.29
Total Return(3)	37.68	%(7)	31.04%		(6.03)%		41.02%		(0.11)%		3.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,277		$43,576		$33,240		$4,577		$2,640		$3,414
Ratio of Expenses Before Expense Limitation	N/A		1.48%		1.95%		3.88%		4.09%		5.92%
Ratio of Expenses After Expense Limitation	1.41	%(4)(8)	1.41	%(4)	1.41	%(4)(6)	1.41	%(4)	1.44	%(4)	1.45	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.41	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.26	)%(4)(8)	(0.43	)%(4)	(0.54	)%(4)	(0.52	)%(4)	(0.38	)%(4)	(0.34	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	45	%(7)	95%		130%		103%		90%		90%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class A shares.

(6)  Effective November 19, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class A shares. Prior to November 19, 2018, the maximum ratio was 1.45% for Class A shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Advantage Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$16.82		$13.21		$14.75		$11.74		$12.09		$12.56
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.16)		(0.16)		(0.16)		(0.15)		(0.10)		(0.08)
Net Realized and Unrealized Gain (Loss)	6.44		4.16		(0.74)		4.89		0.01		0.47
Total from Investment Operations	6.28		4.00		(0.90)		4.74		(0.09)		0.39
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.39)		(0.64)		(1.73)		(0.26)		(0.86)
Net Asset Value, End of Period	$23.10		$16.82		$13.21		$14.75		$11.74		$12.09
Total Return(3)	37.34	%(7)	30.32%		(6.50)%		40.34%		(0.70)%		2.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$668		$573		$462		$327		$217		$382
Ratio of Expenses Before Expense Limitation	2.22	%(8)	2.16%		3.29%		5.07%		5.12%		6.58%
Ratio of Expenses After Expense Limitation	1.94	%(4)(8)	1.94	%(4)	1.94	%(4)	1.94	%(4)	1.94	%(4)	1.96	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.94	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.78	)%(4)(8)	(0.96	)%(4)	(1.03	)%(4)	(1.05	)%(4)	(0.86	)%(4)	(0.60	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	45	%(7)	95%		130%		103%		90%		90%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class L shares. Prior to January 23, 2015, the maximum ratio was 2.15% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Advantage Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$16.54		$13.03		$14.60		$11.66		$12.04		$13.30
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.18)		(0.19)		(0.18)		(0.19)		(0.13)		(0.11)
Net Realized and Unrealized Gain (Loss)	6.33		4.09		(0.75)		4.86		0.01		(0.26)
Total from Investment Operations	6.15		3.90		(0.93)		4.67		(0.12)		(0.37)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		(0.39)		(0.64)		(1.73)		(0.26)		(0.86)
Total Distributions	—		(0.39)		(0.64)		(1.73)		(0.26)		(0.89)
Net Asset Value, End of Period	$22.69		$16.54		$13.03		$14.60		$11.66		$12.04
Total Return(4)	37.12	%(7)	29.97%		(6.77)%		40.02%		(0.95)%		(2.94	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,242		$10,984		$9,272		$549		$180		$59
Ratio of Expenses Before Expense Limitation	N/A		2.24%		2.70%		5.22%		6.12%		12.84	%(8)
Ratio of Expenses After Expense Limitation	2.18	%(5)(8)	2.19	%(5)	2.19	%(5)	2.19	%(5)	2.19	%(5)	2.20	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		2.19	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(2.03	)%(5)(8)	(1.21	)%(5)	(1.29	)%(5)	(1.30	)%(5)	(1.12	)%(5)	(1.33	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	45	%(7)	95%		130%		103%		90%		90%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Fund suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,016	$—	$—	$3,016
Banks	3,208	—	—	3,208
Capital Markets	3,543	—	—	3,543
Chemicals	4,577	3,134	—	7,711
Entertainment	29,342	—	—	29,342
Food Products	2,877	—	—	2,877
Health Care Equipment & Supplies	9,646	—	—	9,646
Health Care Technology	10,236	—	—	10,236
Information Technology Services	40,538	11,730	—	52,268
Interactive Media & Services	4,133	—	—	4,133
Internet & Direct Marketing Retail	17,796	—	—	17,796
Metals & Mining	412	—	—	412
Oil, Gas & Consumable Fuels	521	—	—	521
Pharmaceuticals	10,278	—	—	10,278
Real Estate Management & Development	3,516	—	—	3,516
Software	34,914	7,267	—	42,181
Textiles, Apparel & Luxury Goods	—	9,336	—	9,336
Total Common Stocks	178,553	31,467	—	210,020
Preferred Stocks
Internet & Direct Marketing Retail	—	—	154	154
Software	—	—	58	58
Total Preferred Stocks	—	—	212	212
Call Options Purchased	—	151	—	151
Short-Term Investment
Investment Company	15,575	—	—	15,575
Total Assets	$194,128	$31,618	$212	$225,958

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$306
Purchases
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(94)
Realized gains (losses)	—
Ending Balance	$212
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$(94)

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2020.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$212	Market Transaction Method	Precedent Transaction	$8.41	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%–19.0%/15.1%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5x–30.3x/7.7x	Increase
			Discount for Lack of Marketability	14.0%–17.0%/16.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x–16.0x/11.8x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$151	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(242	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$35	(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$151	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$63	$—	$—	$63
Royal Bank of Scotland	88	—	(88)	0
Total	$151	$—	$(88)	$63

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	89,875,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund.

The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2020, the Fund did not have any outstanding securities on loan.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.42% for Class A shares, 1.95% for Class L shares and 2.20% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $29,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $84,050,000 and $69,117,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,991	$69,503	$56,919	$14
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$15,575

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$—	$3,100	$126	$974	$2

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$699	$(699)

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$1,767

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2019, the Fund intends to defer to January 1, 2020 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$66	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 18.4%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

27

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGASAN
3178370 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
Privacy Notice	21
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Concentrated Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Concentrated Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Portfolio Class I	$1,000.00	$950.90	$1,019.89	$4.85	$5.02	1.00%
Global Concentrated Portfolio Class A	1,000.00	949.30	1,018.40	6.30	6.52	1.30
Global Concentrated Portfolio Class C	1,000.00	945.70	1,014.47	10.11	10.47	2.09
Global Concentrated Portfolio Class IS	1,000.00	950.90	1,020.14	4.61	4.77	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
China (15.7%)
Alibaba Group Holding Ltd. ADR (a)	8,440	$1,821
Tencent Holdings Ltd. ADR	25,444	1,628
		3,449
France (7.2%)
LVMH Moet Hennessy Louis Vuitton SE ADR	17,852	1,579
India (6.6%)
HDFC Bank Ltd. ADR	31,995	1,454
Taiwan (6.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,847	1,354
United Kingdom (6.2%)
Diageo PLC ADR	10,183	1,369
United States (57.2%)
Danaher Corp.	2,574	455
Domino's Pizza, Inc.	1,667	616
Essex Property Trust, Inc. REIT	3,026	693
Estee Lauder Cos., Inc. (The), Class A	5,012	946
JPMorgan Chase & Co.	10,233	963
Lennar Corp., Class A	11,452	706
Lululemon Athletica, Inc. (a)	3,182	993
Mastercard, Inc., Class A	5,464	1,616
Microsoft Corp.	11,142	2,267
NextEra Energy, Inc.	3,346	804
STORE Capital Corp. REIT	23,624	562
SVB Financial Group (a)	4,832	1,041
United Rentals, Inc. (a)	2,100	313
Waste Management, Inc.	5,877	622
		12,597
Total Common Stocks (Cost $19,103)		21,802
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $156)	156,242	156
Total Investments (99.7%) (Cost $19,259) (b)		21,958
Other Assets in Excess of Liabilities (0.3%)		57
Net Assets (100.0%)		$22,015

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,483,000 and the aggregate gross unrealized depreciation is approximately $784,000, resulting in net unrealized appreciation of approximately $2,699,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.0%
Banks	15.8
Textiles, Apparel & Luxury Goods	11.7
Software	10.3
Internet & Direct Marketing Retail	8.3
Interactive Media & Services	7.4
Information Technology Services	7.4
Beverages	6.2
Semiconductors & Semiconductor Equipment	6.2
Equity Real Estate Investment Trusts (REITs)	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,103)	$21,802
Investment in Security of Affiliated Issuer, at Value (Cost $156)	156
Total Investments in Securities, at Value (Cost $19,259)	21,958
Receivable for Fund Shares Sold	70
Dividends Receivable	23
Due from Adviser	23
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	70
Total Assets	22,145
Liabilities:
Payable for Fund Shares Redeemed	93
Payable for Professional Fees	28
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	1
Payable for Administration Fees	1
Other Liabilities	3
Total Liabilities	130
Net Assets	$22,015
Net Assets Consist of:
Paid-in-Capital	$19,998
Total Distributable Earnings	2,017
Net Assets	$22,015
CLASS I:
Net Assets	$15,400
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,168,748
Net Asset Value, Offering and Redemption Price Per Share	$13.18
CLASS A:
Net Assets	$4,188
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	319,659
Net Asset Value, Redemption Price Per Share	$13.10
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.73
Maximum Offering Price Per Share	$13.83
CLASS C:
Net Assets	$2,394
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	185,723
Net Asset Value, Offering and Redemption Price Per Share	$12.89
CLASS IS:
Net Assets	$33
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,488
Net Asset Value, Offering and Redemption Price Per Share	$13.18

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Concentrated Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$125
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	126
Expenses:
Advisory Fees (Note B)	77
Professional Fees	64
Registration Fees	20
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	13
Shareholder Reporting Fees	13
Administration Fees (Note C)	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	3
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	4
Total Expenses	220
Waiver of Advisory Fees (Note B)	(77)
Expenses Reimbursed by Adviser (Note B)	(19)
Reimbursement of Class Specific Expenses — Class I (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	123
Net Investment Income	3
Realized Loss:
Investments Sold	(472)
Change in Unrealized Appreciation (Depreciation):
Investments	(909)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,381)
Net Decrease in Net Assets Resulting from Operations	$(1,378)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Concentrated Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3	$82
Net Realized Gain (Loss)	(472)	559
Net Change in Unrealized Appreciation (Depreciation)	(909)	4,466
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,378)	5,107
Dividends and Distributions to Shareholders:
Class I	—	(164)
Class A	—	(24)
Class C	—	(2)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(190)
Capital Share Transactions: (1)
Class I:
Subscribed	2,668	1,770
Distributions Reinvested	—	164
Redeemed	(1,246)	(2,155)
Class A:
Subscribed	1,314	2,061
Distributions Reinvested	—	24
Redeemed	(935)	(1,014)
Class C:
Subscribed	1,129	590
Distributions Reinvested	—	2
Redeemed	(1,167)	(788)
Class IS:
Subscribed	18	—
Distributions Reinvested	—	— @
Net Increase in Net Assets Resulting from Capital Share Transactions	1,781	654
Total Increase in Net Assets	403	5,571
Net Assets:
Beginning of Period	21,612	16,041
End of Period	$22,015	$21,612
(1) Capital Share Transactions:
Class I:
Shares Subscribed	204	142
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(109)	(177)
Net Increase (Decrease) in Class I Shares Outstanding	95	(23)
Class A:
Shares Subscribed	102	161
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(73)	(84)
Net Increase in Class A Shares Outstanding	29	79
Class C:
Shares Subscribed	89	46
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(102)	(66)
Net Decrease in Class C Shares Outstanding	(13)	(20)
Class IS:
Shares Subscribed	1	—
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class IS Shares Outstanding	1	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Concentrated Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$13.86		$10.53		$12.42		$10.16		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.08		0.14		0.02		0.03
Net Realized and Unrealized Gain (Loss)	(0.69)		3.40		(1.95)		2.28		0.19
Total from Investment Operations	(0.68)		3.48		(1.81)		2.30		0.22
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.08)		(0.03)		(0.06)
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	—		(0.15)		(0.08)		(0.04)		(0.06)
Net Asset Value, End of Period	$13.18		$13.86		$10.53		$12.42		$10.16
Total Return(3)	(4.91	)%(6)	33.10%		(14.61)%		22.64%		2.24	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,400		$14,885		$11,554		$11,814		$6,922
Ratio of Expenses Before Expense Limitation	1.94	%(7)	1.96%		1.90%		3.13%		3.57	%(7)
Ratio of Expenses After Expense Limitation	1.00	%(4)(7)	1.00	%(4)	1.00	%(4)	0.98	%(4)	0.97	%(4)(7)
Ratio of Net Investment Income	0.23	%(4)(7)	0.64	%(4)	1.13	%(4)	0.15	%(4)	0.48	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	29	%(6)	123%		94%		68%		44	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Concentrated Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$13.80		$10.49		$12.37		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		0.04		0.11		(0.03)		0.01
Net Realized and Unrealized Gain (Loss)	(0.69)		3.38		(1.95)		2.28		0.19
Total from Investment Operations	(0.70)		3.42		(1.84)		2.25		0.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.04)		(0.03)		(0.05)
Net Asset Value, End of Period	$13.10		$13.80		$10.49		$12.37		$10.15
Total Return(3)	(5.07	)%(6)	32.64%		(14.91)%		22.17%		2.02	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,188		$4,009		$2,213		$1,666		$782
Ratio of Expenses Before Expense Limitation	2.24	%(7)	2.29%		2.24%		3.61%		4.23	%(7)
Ratio of Expenses After Expense Limitation	1.30	%(4)(7)	1.34	%(4)	1.35	%(4)	1.35	%(4)	1.35	%(4)(7)
Ratio of Net Investment Income (Loss)	(0.09	)%(4)(7)	0.32	%(4)	0.91	%(4)	(0.25	)%(4)	0.16	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	29	%(6)	123%		94%		68%		44	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Concentrated Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$13.63		$10.36		$12.27		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.05)		(0.06)		0.02		(0.11)		(0.04)
Net Realized and Unrealized Gain (Loss)	(0.69)		3.34		(1.93)		2.26		0.21
Total from Investment Operations	(0.74)		3.28		(1.91)		2.15		0.17
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		(0.03)		(0.02)
Net Asset Value, End of Period	$12.89		$13.63		$10.36		$12.27		$10.15
Total Return(3)	(5.43	)%(6)	31.69%		(15.57)%		21.18%		1.69	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,394		$2,704		$2,263		$1,728		$877
Ratio of Expenses Before Expense Limitation	3.03	%(7)	3.06%		2.98%		4.36%		4.81	%(7)
Ratio of Expenses After Expense Limitation	2.09	%(4)(7)	2.10	%(4)	2.09	%(4)	2.10	%(4)	2.10	%(4)(7)
Ratio of Net Investment Income (Loss)	(0.86	)%(4)(7)	(0.46	)%(4)	0.18	%(4)	(0.95	)%(4)	(0.69	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	29	%(6)	123%		94%		68%		44	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Concentrated Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$13.86		$10.53		$12.42		$10.16		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.09		0.16		0.02		0.03
Net Realized and Unrealized Gain (Loss)	(0.70)		3.40		(1.97)		2.28		0.20
Total from Investment Operations	(0.68)		3.49		(1.81)		2.30		0.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.08)		(0.03)		(0.07)
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	—		(0.16)		(0.08)		(0.04)		(0.07)
Net Asset Value, End of Period	$13.18		$13.86		$10.53		$12.42		$10.16
Total Return(3)	(4.91	)%(6)	33.16%		(14.55)%		22.67%		2.25	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$33		$14		$11		$12		$10
Ratio of Expenses Before Expense Limitation	12.76	%(7)	17.68%		17.97%		18.61%		19.43	%(7)
Ratio of Expenses After Expense Limitation	0.95	%(4)(7)	0.95	%(4)	0.95	%(4)	0.95	%(4)	0.95	%(4)(7)
Ratio of Net Investment Income	0.35	%(4)(7)	0.68	%(4)	1.27	%(4)	0.22	%(4)	0.56	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	29	%(6)	123%		94%		68%		44	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the

Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$3,458	$—	$—	$3,458
Beverages	1,369	—	—	1,369
Commercial Services & Supplies	622	—	—	622
Electric Utilities	804	—	—	804
Equity Real Estate Investment Trusts (REITs)	1,255	—	—	1,255
Health Care Equipment & Supplies	455	—	—	455
Hotels, Restaurants & Leisure	616	—	—	616
Household Durables	706	—	—	706
Information Technology Services	1,616	—	—	1,616
Interactive Media & Services	1,628	—	—	1,628
Internet & Direct Marketing Retail	1,821	—	—	1,821
Personal Products	946	—	—	946
Semiconductors & Semiconductor Equipment	1,354	—	—	1,354
Software	2,267	—	—	2,267
Textiles, Apparel & Luxury Goods	2,572	—	—	2,572
Trading Companies & Distributors	313	—	—	313
Total Common Stocks	21,802	—	—	21,802
Short-Term Investment
Investment Company	156	—	—	156
Total Assets	$21,958	$—	$—	$21,958

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $77,000 of advisory fees were waived and approximately $20,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act.

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $7,980,000 and $6,037,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$359	$3,426	$3,629	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$156

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:	2018 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$190	$92

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$4	$(4)

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5	$—

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $111,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $484,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.4%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three-year period and for the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

21

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCNPSAN
3183642 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
Privacy Notice	22
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Concentrated Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Concentrated Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Real Estate Portfolio Class I	$1,000.00	$673.00	$1,020.19	$3.91	$4.72	0.94%
Global Concentrated Real Estate Portfolio Class A	1,000.00	671.90	1,018.45	5.36	6.47	1.29
Global Concentrated Real Estate Portfolio Class C	1,000.00	669.80	1,014.67	8.51	10.27	2.05
Global Concentrated Real Estate Portfolio Class IS	1,000.00	673.00	1,020.39	3.74	4.52	0.90

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Concentrated Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Australia (1.6%)
Dexus REIT	2,163	$14
GPT Group (The) REIT	5,159	15
Scentre Group REIT	14,673	22
		51
Canada (0.3%)
RioCan Real Estate Investment Trust REIT	838	9
China (0.5%)
China Overseas Land & Investment Ltd. (a)	1,444	4
China Resources Land Ltd. (a)	3,282	13
		17
Finland (0.3%)
Citycon Oyj	1,361	10
France (5.9%)
Gecina SA REIT	581	72
ICADE REIT	33	2
Klepierre SA REIT	5,252	105
Unibail-Rodamco-Westfield REIT	299	17
		196
Germany (2.5%)
ADO Properties SA (b)	185	5
Deutsche Wohnen SE	1,733	78
		83
Hong Kong (18.2%)
CK Asset Holdings Ltd.	1,935	12
Hongkong Land Holdings Ltd.	32,340	134
Hysan Development Co., Ltd.	10,547	34
Link REIT	4,982	41
Mandarin Oriental International Ltd.	58,076	88
New World Development Co. Ltd.	2,511	12
Sino Land Co., Ltd.	10,338	13
Sun Hung Kai Properties Ltd.	10,824	138
Swire Properties Ltd.	31,656	81
Wharf Real Estate Investment Co., Ltd.	9,733	47
		600
Ireland (0.5%)
Hibernia REIT PLC	13,592	17
Japan (8.3%)
GLP J-REIT	1	1
Japan Hotel REIT Investment Corp.	81	34
Mitsubishi Estate Co., Ltd.	6,432	96
Mitsui Fudosan Co., Ltd.	4,413	78
Nippon Building Fund, Inc. REIT	8	46
Sumitomo Realty & Development Co., Ltd.	702	19
		274
Netherlands (1.0%)
Eurocommercial Properties N.V. CVA REIT	2,567	33
Norway (0.3%)
Entra ASA	746	10
	Shares	Value (000)
Singapore (0.3%)
CapitaLand Ltd. (b)	3,097	$6
UOL Group Ltd.	937	5
		11
Spain (1.5%)
Inmobiliaria Colonial Socimi SA REIT	1,071	10
Merlin Properties Socimi SA REIT	4,576	38
		48
Sweden (0.4%)
Hufvudstaden AB, Class A	1,162	14
United Kingdom (8.4%)
British Land Co., PLC (The) REIT	14,209	68
Derwent London PLC REIT	1,201	41
Great Portland Estates PLC REIT	7,069	55
Hammerson PLC REIT	24,700	25
Land Securities Group PLC REIT	11,944	82
St. Modwen Properties PLC	1,003	4
Urban & Civic PLC	1,129	3
		278
United States (47.0%)
American Campus Communities, Inc. REIT	465	16
AvalonBay Communities, Inc. REIT	601	93
Boston Properties, Inc. REIT	1,494	135
Camden Property Trust REIT	303	28
CubeSmart REIT	32	1
DiamondRock Hospitality Co. REIT	156	1
Equity Residential REIT	1,400	82
Essex Property Trust, Inc. REIT	93	21
Federal Realty Investment Trust REIT	188	16
Healthcare Realty Trust, Inc. REIT	552	16
Healthpeak Properties, Inc. REIT	64	2
Host Hotels & Resorts, Inc. REIT	8,894	96
Hudson Pacific Properties, Inc. REIT	2,132	54
Invitation Homes, Inc. REIT	421	12
JBG SMITH Properties REIT	783	23
Life Storage, Inc. REIT	242	23
Mack-Cali Realty Corp. REIT	2,613	40
Mid-America Apartment Communities, Inc. REIT	117	13
Paramount Group, Inc. REIT	3,340	26
ProLogis, Inc. REIT	342	32
Public Storage REIT	157	30
QTS Realty Trust, Inc., Class A REIT	64	4
Regency Centers Corp. REIT	1,239	57
RLJ Lodging Trust REIT	2,560	24
Simon Property Group, Inc. REIT	2,900	198
SITE Centers Corp. REIT	459	4
SL Green Realty Corp. REIT	4,367	215
Sunstone Hotel Investors, Inc. REIT	5,183	42
Taubman Centers, Inc. REIT	424	16
Ventas, Inc. REIT	1,820	67
Vornado Realty Trust REIT	3,165	121
Weingarten Realty Investors REIT	2,116	40
		1,548
Total Common Stocks (Cost $4,608)		3,199
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Concentrated Real Estate Portfolio

	Shares	Value (000)
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $17)	17,088	$17
Total Investments (97.5%) (Cost $4,625) (c)(d)		3,216
Other Assets in Excess of Liabilities (2.5%)		81
Net Assets (100.0%)		$3,297

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $1,630,000 and 49.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $66,000 and the aggregate gross unrealized depreciation is approximately $1,475,000, resulting in net unrealized depreciation of approximately $1,409,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	31.4%
Office	24.1
Retail	18.4
Residential	11.3
Lodging/Resorts	8.9
Other*	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Concentrated Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,608)	$3,199
Investment in Security of Affiliated Issuer, at Value (Cost $17)	17
Total Investments in Securities, at Value (Cost $4,625)	3,216
Foreign Currency, at Value (Cost $7)	6
Due from Adviser	50
Dividends Receivable	10
Tax Reclaim Receivable	4
Receivable from Affiliate	—	@
Other Assets	62
Total Assets	3,348
Liabilities:
Payable for Professional Fees	32
Payable for Investments Purchased	6
Payable for Custodian Fees	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	10
Total Liabilities	51
Net Assets	$3,297
Net Assets Consist of:
Paid-in-Capital	$5,066
Total Accumulated Loss	(1,769)
Net Assets	$3,297
CLASS I:
Net Assets	$3,277
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	513,587
Net Asset Value, Offering and Redemption Price Per Share	$6.38
CLASS A:
Net Assets	$7
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,052
Net Asset Value, Redemption Price Per Share	$6.37
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.35
Maximum Offering Price Per Share	$6.72
CLASS C:
Net Assets	$6
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,022
Net Asset Value, Offering and Redemption Price Per Share	$6.35
CLASS IS:
Net Assets	$7
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,034
Net Asset Value, Offering and Redemption Price Per Share	$6.38

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Concentrated Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$77
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	78
Expenses:
Professional Fees	58
Registration Fees	16
Advisory Fees (Note B)	14
Custodian Fees (Note F)	10
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Administration Fees (Note C)	2
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	9
Total Expenses	124
Expenses Reimbursed by Adviser (Note B)	(88)
Waiver of Advisory Fees (Note B)	(14)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	19
Net Investment Income	59
Realized Loss:
Investments Sold	(364)
Foreign Currency Translation	(— @)
Net Realized Loss	(364)
Change in Unrealized Appreciation (Depreciation):
Investments	(1,294)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(1,294)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,658)
Net Decrease in Net Assets Resulting from Operations	$(1,599)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Concentrated Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)		Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$59		$77
Net Realized Gain (Loss)	(364)		53
Net Change in Unrealized Appreciation (Depreciation)	(1,294)		443
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,599)		573
Dividends and Distributions to Shareholders:
Class I	—		(154)
Class A	—		(—	@)
Class C	—		(—	@)
Class IS	—		(—	@)
Total Dividends and Distributions to Shareholders	—		(154)
Capital Share Transactions:(1)
Class I:
Distributions Reinvested	—		154
Class A:
Subscribed	—	@	1
Distributions Reinvested	—		—	@
Redeemed	—		(—	@)
Class C:
Distributions Reinvested	—		—	@
Class IS:
Distributions Reinvested	—		—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	—	@	155
Total Increase (Decrease) in Net Assets	(1,599)		574
Net Assets:
Beginning of Period	4,896		4,322
End of Period	$3,297		$4,896
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	—		17
Class A:
Shares Subscribed	—	@@	—	@@
Shares Issued on Distributions Reinvested	—		—	@@
Shares Redeemed	—		(—	@@)
Net Increase in Class A Shares Outstanding	—	@@	—	@@
Class C:
Shares Issued on Distributions Reinvested	—		—	@@
Class IS:
Shares Issued on Distributions Reinvested	—		—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.48		$8.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.16		0.23
Net Realized and Unrealized Gain (Loss)	(3.21)		0.99		(1.16)
Total from Investment Operations	(3.10)		1.15		(0.93)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		(0.29)
Paid-in-Capital	—		—		(0.14)
Total Distributions	—		(0.31)		(0.43)
Net Asset Value, End of Period	$6.38		$9.48		$8.64
Total Return(3)	(32.70	)%(6)	13.38%		(9.49	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,277		$4,866		$4,295
Ratio of Expenses Before Expense Limitation	6.35	%(7)	6.15%		8.58	%(7)
Ratio of Expenses After Expense Limitation	0.94	%(4)(7)	0.94	%(4)	0.94	%(4)(7)
Ratio of Net Investment Income	3.13	%(4)(7)	1.67	%(4)	4.42	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	13	%(6)	21%		19	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.48		$8.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.12		0.21
Net Realized and Unrealized Gain (Loss)	(3.21)		0.99		(1.15)
Total from Investment Operations	(3.11)		1.11		(0.94)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.27)
Paid-in-Capital	—		—		(0.14)
Total Distributions	—		(0.28)		(0.41)
Net Asset Value, End of Period	$6.37		$9.48		$8.65
Total Return(3)	(32.81	)%(6)	12.85%		(9.57	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7		$10		$9
Ratio of Expenses Before Expense Limitation	30.10	%(7)	26.09%		26.73	%(7)
Ratio of Expenses After Expense Limitation	1.29	%(4)(7)	1.30	%(4)	1.30	%(4)(7)
Ratio of Net Investment Income	2.80	%(4)(7)	1.31	%(4)	4.06	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	13	%(6)	21%		19	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.48		$8.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.05		0.17
Net Realized and Unrealized Gain (Loss)	(3.20)		0.98		(1.15)
Total from Investment Operations	(3.13)		1.03		(0.98)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.23)
Paid-in-Capital	—		—		(0.14)
Total Distributions	—		(0.20)		(0.37)
Net Asset Value, End of Period	$6.35		$9.48		$8.65
Total Return(3)	(33.02	)%(6)	12.01%		(9.94	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6		$10		$9
Ratio of Expenses Before Expense Limitation	31.76	%(7)	26.91%		27.50	%(7)
Ratio of Expenses After Expense Limitation	2.05	%(4)(7)	2.05	%(4)	2.05	%(4)(7)
Ratio of Net Investment Income	2.02	%(4)(7)	0.55	%(4)	3.30	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	13	%(6)	21%		19	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.48		$8.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.16		0.23
Net Realized and Unrealized Gain (Loss)	(3.22)		0.99		(1.16)
Total from Investment Operations	(3.10)		1.15		(0.93)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		(0.29)
Paid-in-Capital	—		—		(0.14)
Total Distributions	—		(0.31)		(0.43)
Net Asset Value, End of Period	$6.38		$9.48		$8.64
Total Return(3)	(32.70	)%(6)	13.43%		(9.47	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7		$10		$9
Ratio of Expenses Before Expense Limitation	29.87	%(7)	25.85%		26.46	%(7)
Ratio of Expenses After Expense Limitation	0.90	%(4)(7)	0.90	%(4)	0.90	%(4)(7)
Ratio of Net Investment Income	3.17	%(4)(7)	1.71	%(4)	4.45	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	13	%(6)	21%		19	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$200	$810	$—	$1,010
Health Care	85	—	—	85
Industrial	32	1	—	33
Lodging/Resorts	163	122	—	285
Office	430	344	—	774
Residential	265	100	—	365
Retail	340	253	—	593
Self Storage	54	—	—	54
Total Common Stocks	1,569	1,630	—	3,199
Short-Term Investment
Investment Company	17	—	—	17
Total Assets	$1,586	$1,630	$—	$3,216

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.75%	0.70%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $14,000 of advisory fees were waived and approximately $91,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $675,000 and $470,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$231	$296	$510	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$17

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$149	$5	$141	$71

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to an adjustment to prior period distributions, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$18	$(18)

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$4

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2019, the Fund intends to defer to

January 1, 2020 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$7	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund did not have record owners of 10% or greater.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since the middle of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and its actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Privacy Notice (unaudited) (cont'd)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

22

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCRESAN
3183730 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
Privacy Notice	21
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Core Portfolio Class I	$1,000.00	$948.40	$1,019.94	$4.80	$4.97	0.99%
Global Core Portfolio Class A	1,000.00	946.80	1,018.15	6.53	6.77	1.35
Global Core Portfolio Class C	1,000.00	942.90	1,014.42	10.14	10.52	2.10
Global Core Portfolio Class IS	1,000.00	949.20	1,020.14	4.60	4.77	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Canada (0.4%)
Franco-Nevada Corp.	250	$35
China (15.2%)
Alibaba Group Holding Ltd. ADR (a)	2,902	626
NetEase, Inc. ADR	460	198
Tencent Holdings Ltd. ADR	11,086	709
		1,533
France (4.2%)
Airbus SE ADR (a)	1,648	29
LVMH Moet Hennessy Louis Vuitton SE	890	393
		422
India (2.7%)
HDFC Bank Ltd. ADR	6,054	275
Ireland (1.3%)
CRH PLC ADR	3,652	125
Japan (1.8%)
Nippon Telegraph & Telephone Corp. ADR	7,687	179
Panama (0.8%)
Copa Holdings SA, Class A	1,593	81
Taiwan (3.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,924	336
United Kingdom (8.6%)
Diageo PLC ADR	3,194	429
Experian PLC ADR	5,117	180
London Stock Exchange Group PLC	1,572	164
Ryanair Holdings PLC ADR (a)	1,429	95
		868
United States (60.8%)
Adobe, Inc. (a)	219	95
Ameriprise Financial, Inc.	1,484	223
Apple, Inc.	1,822	665
Charles Schwab Corp. (The)	1,943	65
Chevron Corp.	845	75
Cigna Corp. (a)	617	116
Comcast Corp., Class A	3,993	156
Danaher Corp.	1,733	306
Essex Property Trust, Inc. REIT	867	199
Estee Lauder Cos., Inc. (The), Class A	1,214	229
Ferrari N.V.	2,139	366
First Republic Bank	846	90
Fortune Brands Home & Security, Inc.	1,963	125
JPMorgan Chase & Co.	3,676	346
Lennar Corp., Class A	3,515	216
Lululemon Athletica, Inc. (a)	1,183	369
Mastercard, Inc., Class A	2,388	706
McDonald's Corp.	1,156	213
Microsoft Corp.	2,308	470
NextEra Energy, Inc.	1,098	264
S&P Global, Inc.	285	94
Starbucks Corp.	689	51
STORE Capital Corp. REIT	7,671	183
	Shares	Value (000)
SVB Financial Group (a)	732	$158
Target Corp.	695	83
Veeva Systems, Inc., Class A (a)	533	125
Welltower, Inc. REIT	2,702	140
		6,128
Total Common Stocks (Cost $7,478)		9,982
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $22)	22,252	22
Total Investments (99.3%) (Cost $7,500) (b)(c)		10,004
Other Assets in Excess of Liabilities (0.7%)		74
Net Assets (100.0%)		$10,078

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $557,000 and 5.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,934,000 and the aggregate gross unrealized depreciation is approximately $430,000, resulting in net unrealized appreciation of approximately $2,504,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.3%
Banks	8.7
Textiles, Apparel & Luxury Goods	7.6
Interactive Media & Services	7.1
Information Technology Services	7.1
Tech Hardware, Storage & Peripherals	6.6
Internet & Direct Marketing Retail	6.3
Software	5.6
Capital Markets	5.5
Equity Real Estate Investment Trusts (REITs)	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $7,478)	$9,982
Investment in Security of Affiliated Issuer, at Value (Cost $22)	22
Total Investments in Securities, at Value (Cost $7,500)	10,004
Due from Adviser	37
Receivable for Investments Sold	16
Receivable for Fund Shares Sold	14
Dividends Receivable	9
Tax Reclaim Receivable	2
Receivable from Affiliate	—	@
Other Assets	64
Total Assets	10,146
Liabilities:
Payable for Investments Purchased	34
Payable for Professional Fees	30
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	1
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	1
Total Liabilities	68
Net Assets	$10,078
Net Assets Consist of:
Paid-in-Capital	$7,947
Total Distributable Earnings	2,131
Net Assets	$10,078
CLASS I:
Net Assets	$7,024
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	561,426
Net Asset Value, Offering and Redemption Price Per Share	$12.51
CLASS A:
Net Assets	$1,715
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	137,533
Net Asset Value, Redemption Price Per Share	$12.47
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.69
Maximum Offering Price Per Share	$13.16
CLASS C:
Net Assets	$1,326
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	108,424
Net Asset Value, Offering and Redemption Price Per Share	$12.23
CLASS IS:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,008
Net Asset Value, Offering and Redemption Price Per Share	$12.51

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Core Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$69
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	69
Expenses:
Professional Fees	58
Advisory Fees (Note B)	38
Registration Fees	20
Shareholder Reporting Fees	11
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Administration Fees (Note C)	4
Custodian Fees (Note F)	3
Directors' Fees and Expenses	2
Pricing Fees	2
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Other Expenses	6
Total Expenses	157
Expenses Reimbursed by Adviser (Note B)	(56)
Waiver of Advisory Fees (Note B)	(38)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	61
Net Investment Income	8
Realized Gain (Loss):
Investments Sold	(80)
Foreign Currency Translation	— @
Net Realized Loss	(80)
Change in Unrealized Appreciation (Depreciation):
Investments	(603)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(683)
Net Decrease in Net Assets Resulting from Operations	$(675)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$8	$42
Net Realized Gain (Loss)	(80)	54
Net Change in Unrealized Appreciation (Depreciation)	(603)	2,613
Net Increase (Decrease) in Net Assets Resulting from Operations	(675)	2,709
Dividends and Distributions to Shareholders:
Class I	—	(57)
Class A	—	(9)
Class IS	—	(— @)
Paid-in-Capital:
Class I	—	(3)
Class A	—	(1)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(70)
Capital Share Transactions:(1)
Class I:
Subscribed	123	342
Distributions Reinvested	—	60
Redeemed	(772)	(821)
Class A:
Subscribed	74	1,100
Distributions Reinvested	—	10
Redeemed	(436)	(688)
Class C:
Subscribed	55	135
Redeemed	(95)	(352)
Class IS:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,051)	(214)
Total Increase (Decrease) in Net Assets	(1,726)	2,425
Net Assets:
Beginning of Period	11,804	9,379
End of Period	$10,078	$11,804
(1) Capital Share Transactions:
Class I:
Shares Subscribed	10	27
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(67)	(77)
Net Decrease in Class I Shares Outstanding	(57)	(45)
Class A:
Shares Subscribed	7	95
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(35)	(60)
Net Increase (Decrease) in Class A Shares Outstanding	(28)	36
Class C:
Shares Subscribed	5	12
Shares Redeemed	(8)	(31)
Net Decrease in Class C Shares Outstanding	(3)	(19)
Class IS:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Core Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$13.19		$10.15		$12.20		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.07		0.12		0.07		0.05
Net Realized and Unrealized Gain (Loss)	(0.70)		3.07		(2.09)		2.16		0.06
Total from Investment Operations	(0.68)		3.14		(1.97)		2.23		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.08)		(0.06)		(0.08)
Paid-in-Capital	—		(0.01)		—		(0.00	)(3)	—
Total Distributions	—		(0.10)		(0.08)		(0.06)		(0.08)
Net Asset Value, End of Period	$12.51		$13.19		$10.15		$12.20		$10.03
Total Return(4)	(5.16	)%(7)	30.96%		(16.15)%		22.27%		1.08	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,024		$8,157		$6,738		$10,398		$6,517
Ratio of Expenses Before Expense Limitation	2.83	%(8)	2.73%		2.53%		2.89%		3.73	%(8)
Ratio of Expenses After Expense Limitation	0.99	%(5)(8)	0.98	%(5)	1.00	%(5)	0.97	%(5)	0.98	%(5)(8)
Ratio of Net Investment Income	0.36	%(5)(8)	0.61	%(5)	0.97	%(5)	0.64	%(5)	0.82	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	9	%(7)	61%		50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Core Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$13.17		$10.15		$12.18		$10.02		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	0.03		0.07		0.03		0.02
Net Realized and Unrealized Gain (Loss)	(0.70)		3.05		(2.07)		2.15		0.06
Total from Investment Operations	(0.70)		3.08		(2.00)		2.18		0.08
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.03)		(0.02)		(0.06)
Paid-in-Capital	—		(0.01)		—		(0.00	)(3)	—
Total Distributions	—		(0.06)		(0.03)		(0.02)		(0.06)
Net Asset Value, End of Period	$12.47		$13.17		$10.15		$12.18		$10.02
Total Return(4)	(5.32	)%(7)	30.36%		(16.41)%		21.82%		0.83	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,715		$2,186		$1,320		$1,962		$1,263
Ratio of Expenses Before Expense Limitation	3.22	%(8)	3.12%		2.89%		3.36%		4.16	%(8)
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)(8)
Ratio of Net Investment Income (Loss)	(0.02	)%(5)(8)	0.26	%(5)	0.62	%(5)	0.25	%(5)	0.39	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	9	%(7)	61%		50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Core Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$12.97		$10.02		$12.08		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.05)		(0.01)		(0.06)		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.70)		3.00		(2.05)		2.15		0.06
Total from Investment Operations	(0.74)		2.95		(2.06)		2.09		0.04
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.04)
Net Asset Value, End of Period	$12.23		$12.97		$10.02		$12.08		$10.00
Total Return(3)	(5.71	)%(6)	29.44%		(17.05)%		20.92%		0.41	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,326		$1,448		$1,311		$1,246		$901
Ratio of Expenses Before Expense Limitation	4.02	%(7)	3.92%		3.66%		4.19%		5.02	%(7)
Ratio of Expenses After Expense Limitation	2.10	%(4)(7)	2.10	%(4)	2.10	%(4)	2.10	%(4)	2.10	%(4)(7)
Ratio of Net Investment Loss	(0.75	)%(4)(7)	(0.45	)%(4)	(0.05	)%(4)	(0.50	)%(4)	(0.36	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	9	%(6)	61%		50%		41%		22	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Core Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$13.18		$10.15		$12.20		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.07		0.13		0.07		0.05
Net Realized and Unrealized Gain (Loss)	(0.69)		3.06		(2.09)		2.17		0.06
Total from Investment Operations	(0.67)		3.13		(1.96)		2.24		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.09)		(0.07)		(0.08)
Paid-in-Capital	—		(0.01)		—		(0.00	)(3)	—
Total Distributions	—		(0.10)		(0.09)		(0.07)		(0.08)
Net Asset Value, End of Period	$12.51		$13.18		$10.15		$12.20		$10.03
Total Return(4)	(5.08	)%(7)	30.90%		(16.10)%		22.29%		1.10	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$13		$10		$12		$10
Ratio of Expenses Before Expense Limitation	18.46	%(8)	18.98%		19.09%		18.67%		19.70	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)(8)
Ratio of Net Investment Income	0.40	%(5)(8)	0.63	%(5)	1.06	%(5)	0.66	%(5)	0.84	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	9	%(7)	61%		50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$29	$—	$—	$29
Airlines	176	—	—	176
Automobiles	366	—	—	366
Banks	869	—	—	869
Beverages	429	—	—	429
Building Products	125	—	—	125
Capital Markets	382	164	—	546
Construction Materials	125	—	—	125
Diversified Telecommunication Services	179	—	—	179
Electric Utilities	264	—	—	264
Entertainment	198	—	—	198
Equity Real Estate Investment Trusts (REITs)	522	—	—	522
Health Care Equipment & Supplies	306	—	—	306
Health Care Providers & Services	116	—	—	116
Health Care Technology	125	—	—	125
Hotels, Restaurants & Leisure	264	—	—	264
Household Durables	216	—	—	216
Information Technology Services	706	—	—	706
Interactive Media & Services	709	—	—	709
Internet & Direct Marketing Retail	626	—	—	626
Media	156	—	—	156
Metals & Mining	35	—	—	35
Multi-Line Retail	83	—	—	83
Oil, Gas & Consumable Fuels	75	—	—	75
Personal Products	229	—	—	229
Professional Services	180	—	—	180
Semiconductors & Semiconductor Equipment	336	—	—	336
Software	565	—	—	565
Tech Hardware, Storage & Peripherals	665	—	—	665
Textiles, Apparel & Luxury Goods	369	393	—	762
Total Common Stocks	9,425	557	—	9,982
Short-Term Investment
Investment Company	22	—	—	22
Total Assets	$9,447	$557	$—	$10,004

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

lower levels of governmental supervision and regulation of foreign security markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $38,000 of advisory fees were waived and approximately $58,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $892,000 and $1,930,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-

rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$80	$529	$587	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$22

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)
based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Ordinary Income (000)
$66	$4	$58

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $258,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $41,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 28.0%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three-year period and for the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

21

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPSAN
3183743 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
Privacy Notice	23
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Endurance Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Endurance Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Endurance Portfolio Class I	$1,000.00	$1,279.40	$1,019.89	$5.67	$5.02	1.00%
Global Endurance Portfolio Class A	1,000.00	1,277.10	1,018.20	7.59	6.72	1.34
Global Endurance Portfolio Class C	1,000.00	1,272.30	1,014.42	11.86	10.52	2.10
Global Endurance Portfolio Class IS	1,000.00	1,279.90	1,020.14	5.39	4.77	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Canada (11.0%)
Brookfield Asset Management, Inc., Class A	1,957	$64
Colliers International Group, Inc.	2,828	162
Constellation Software, Inc.	159	180
		406
Finland (1.2%)
Revenio Group Oyj	1,365	43
Germany (2.6%)
CompuGroup Medical SE	1,236	97
New Zealand (3.7%)
Ryman Healthcare Ltd.	16,332	139
Poland (1.0%)
Dino Polska SA (a)	700	36
Sweden (4.5%)
AddLife AB (a)	11,692	124
Cellavision AB (a)	1,492	45
		169
United Kingdom (8.0%)
Blue Prism Group PLC (a)	3,882	55
Royalty Pharma PLC, Class A (a)	3,365	163
Victoria PLC (a)	22,763	78
		296
United States (65.8%)
Alteryx, Inc., Class A (a)	399	65
Appfolio, Inc., Class A (a)	626	102
Appian Corp. (a)(b)	3,076	158
At Home Group, Inc. (a)	10,419	68
Cardlytics, Inc. (a)	2,816	197
Carvana Co. (a)	2,522	303
Collier Creek Holdings, Class A (a)	3,267	45
Fastly, Inc., Class A (a)	6,091	518
Floor & Decor Holdings, Inc. (a)	1,050	60
Party City Holdco, Inc. (a)(b)	28,630	43
Slack Technologies, Inc., Class A (a)	1,341	42
Smartsheet, Inc., Class A (a)	2,866	146
Stitch Fix, Inc., Class A (a)(b)	3,521	88
TransDigm Group, Inc.	119	53
UnitedHealth Group, Inc.	366	108
Wayfair, Inc., Class A (a)	924	182
XPO Logistics, Inc. (a)	2,419	187
Zoom Video Communications, Inc., Class A (a)	269	68
		2,433
Total Common Stocks (Cost $2,348)		3,619
Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	110,033	110
	Face Amount (000)	Value (000)
Repurchase Agreements (0.8%)
HSBC Securities USA, Inc. (0.07%, dated 6/30/20, due 7/1/20; proceeds $11; fully collateralized by a U.S. Government obligation; 0.5% due 3/15/23; valued at $11)	$10,823	$11
Merrill Lynch & Co., Inc. (0.07%, dated 6/30/20, due 7/1/20; proceeds $19; fully collateralized by U.S. Government obligations; 1.38% – 3.88% due 9/30/20 – 8/15/40; valued at $19)	19,032	19
		30
Total Securities held as Collateral on Loaned Securities (Cost $140)		140
	Shares
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $6)	6,135	6
Total Short-Term Investments (Cost $146)		146
Total Investments (101.8%) (Cost $2,494) Including $281 of Securities Loaned (c)(d)		3,765
Liabilities in Excess of Other Assets (–1.8%)		(67)
Net Assets (100.0%)		$3,698

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2020.

(c)  The approximate fair value and percentage of net assets, $520,000 and 14.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,353,000 and the aggregate gross unrealized depreciation is approximately $82,000, resulting in net unrealized appreciation of approximately $1,271,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Endurance Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	25.3%
Software	22.5
Information Technology Services	14.3
Specialty Retail	13.1
Internet & Direct Marketing Retail	7.4
Health Care Providers & Services	6.8
Media	5.4
Air Freight & Logistics	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Endurance Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,378)	$3,649
Investment in Security of Affiliated Issuer, at Value (Cost $116)	116
Total Investments in Securities, at Value (Cost $2,494)	3,765
Cash	—	@
Receivable for Investments Sold	76
Due from Adviser	48
Dividends Receivable	1
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	39
Total Assets	3,930
Liabilities:
Collateral on Securities Loaned, at Value	140
Payable for Investments Purchased	49
Payable for Professional Fees	28
Payable for Offering Costs	5
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	8
Total Liabilities	232
Net Assets	$3,698
Net Assets Consist of:
Paid-in-Capital	$2,256
Total Distributable Earnings	1,442
Net Assets	$3,698
CLASS I:
Net Assets	$3,603
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	216,280
Net Asset Value, Offering and Redemption Price Per Share	$16.66
CLASS A:
Net Assets	$17
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,016
Net Asset Value, Redemption Price Per Share	$16.57
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.92
Maximum Offering Price Per Share	$17.49
CLASS C:
Net Assets	$61
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,704
Net Asset Value, Offering and Redemption Price Per Share	$16.39
CLASS IS:
Net Assets	$17
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$16.67
(1) Including: Securities on Loan, at Value:	$281

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Endurance Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$4
Income from Securities Loaned — Net	4
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	8
Expenses:
Professional Fees	58
Registration Fees	22
Advisory Fees (Note B)	11
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Administration Fees (Note C)	1
Directors' Fees and Expenses	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Other Expenses	6
Total Expenses	113
Expenses Reimbursed by Adviser (Note B)	(85)
Waiver of Advisory Fees (Note B)	(11)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	14
Net Investment Loss	(6)
Realized Gain (Loss):
Investments Sold	191
Foreign Currency Translation	(—	@)
Net Realized Gain	191
Change in Unrealized Appreciation (Depreciation):
Investments	616
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	616
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	807
Net Increase in Net Assets Resulting from Operations	$801

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Endurance Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)		Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(6)		$(11)
Net Realized Gain (Loss)	191		(3)
Net Change in Unrealized Appreciation (Depreciation)	616		658
Net Increase in Net Assets Resulting from Operations	801		644
Capital Share Transactions:(1)
Class I:
Subscribed	59		105
Class A:
Subscribed	—	@	—
Class C:
Subscribed	43		—
Redeemed	(1)		—
Net Increase in Net Assets Resulting from Capital Share Transactions	101		105
Total Increase in Net Assets	902		749
Net Assets:
Beginning of Period	2,796		2,047
End of Period	$3,698		$2,796
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5		9
Class A:
Shares Subscribed	—	@@	—
Class C:
Shares Subscribed	3		—
Shares Redeemed	(—	@@)	—
Net Increase in Class C Shares Outstanding	3		—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Endurance Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Net Asset Value, Beginning of Period	$13.03		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	3.66		3.10		(0.02)
Total from Investment Operations	3.63		3.05		(0.02)
Net Asset Value, End of Period	$16.66		$13.03		$9.98
Total Return(4)	27.94	%(7)	30.30%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,603		$2,757		$2,017
Ratio of Expenses Before Expense Limitation	7.88	%(8)	14.17%		913.94	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	1.00	%(5)	1.00	%(8)
Ratio of Net Investment Loss	(0.45	)%(5)(8)	(0.42	)%(5)	(1.00	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	N/A
Portfolio Turnover Rate	30	%(7)	74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Endurance Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Net Asset Value, Beginning of Period	$12.99		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.09)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	3.63		3.10		(0.02)
Total from Investment Operations	3.58		3.01		(0.02)
Net Asset Value, End of Period	$16.57		$12.99		$9.98
Total Return(4)	27.71	%(7)	29.90%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$13		$10
Ratio of Expenses Before Expense Limitation	22.57	%(8)	29.52%		927.90	%(8)
Ratio of Expenses After Expense Limitation	1.34	%(5)(8)	1.35	%(5)	1.35	%(8)
Ratio of Net Investment Loss	(0.77	)%(5)(8)	(0.77	)%(5)	(1.35	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	N/A
Portfolio Turnover Rate	30	%(7)	74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Endurance Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Net Asset Value, Beginning of Period	$12.89		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.18)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	3.59		3.09		(0.02)
Total from Investment Operations	3.50		2.91		(0.02)
Net Asset Value, End of Period	$16.39		$12.89		$9.98
Total Return(4)	27.23	%(7)	28.90%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$61		$13		$10
Ratio of Expenses Before Expense Limitation	19.18	%(8)	30.23%		928.63	%(8)
Ratio of Expenses After Expense Limitation	2.10	%(5(8)	2.10	%(5)	2.10	%(8)
Ratio of Net Investment Loss	(1.32	)%(5)(8)	(1.52	)%(5)	(2.10	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	N/A
Portfolio Turnover Rate	30	%(7)	74	%(7)	0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Endurance Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018(1)
Net Asset Value, Beginning of Period	$13.04		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	3.66		3.10		(0.02)
Total from Investment Operations	3.63		3.06		(0.02)
Net Asset Value, End of Period	$16.67		$13.04		$9.98
Total Return(4)	27.99	%(7)	30.40%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$13		$10
Ratio of Expenses Before Expense Limitation	21.86	%(8)	29.13%		927.65	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(8)
Ratio of Net Investment Loss	(0.40	)%(5)(8)	(0.37	)%(5)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	N/A
Portfolio Turnover Rate	30	%(7)	74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Endurance Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.   Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$53	$—	$—	$53
Air Freight & Logistics	187	—	—	187
Capital Markets	64	—	—	64
Food & Staples Retailing	—	36	—	36
Health Care Equipment & Supplies	—	88	—	88
Health Care Providers & Services	108	139	—	247
Health Care Technology	97	—	—	97
Household Durables	—	78	—	78
Information Technology Services	518	—	—	518
Internet & Direct Marketing Retail	270	—	—	270
Investment Companies	45	—	—	45
Life Sciences Tools & Services	—	124	—	124
Media	197	—	—	197
Pharmaceuticals	163	—	—	163
Real Estate Management & Development	162	—	—	162
Software	761	55	—	816
Specialty Retail	474	—	—	474
Total Common Stocks	3,099	520	—	3,619
Short-Term Investments
Investment Company	116	—	—	116
Repurchase Agreements	—	30	—	30
Total Short-Term Investments	116	30	—	146
Total Assets	$3,215	$550	$—	$3,765

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign
Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$281	(a)	$—	$(281	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $140,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $150,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$140	$—	$—	$—	$140
Total Borrowings	$140	$—	$—	$—	$140
Gross amount of recognized liabilities for securities lending transactions					$140

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $11,000 of advisory fees were waived and approximately $88,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $848,000 and $864,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$62	$770	$716	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$116

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2019 and 2018.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 45.0%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and for the period since the end of December 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

23

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGENDSAN
3185001 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
Privacy Notice	24
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Franchise Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$1,006.30	$1,020.39	$4.49	$4.52	0.90%
Global Franchise Portfolio Class A	1,000.00	1,004.70	1,019.10	5.78	5.82	1.16
Global Franchise Portfolio Class L	1,000.00	1,002.50	1,016.61	8.26	8.32	1.66
Global Franchise Portfolio Class C	1,000.00	1,001.10	1,015.42	9.45	9.52	1.90
Global Franchise Portfolio Class IS	1,000.00	1,006.70	1,020.74	4.14	4.17	0.83

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
France (5.5%)
L'Oreal SA (a)	232,291	$74,971
LVMH Moet Hennessy Louis Vuitton SE	60,973	26,919
Pernod Ricard SA	226,609	35,683
		137,573
Germany (4.8%)
SAP SE	860,048	120,225
Italy (0.4%)
Davide Campari-Milano SpA	1,237,067	10,462
Netherlands (2.2%)
Heineken N.V.	596,997	55,048
United Kingdom (17.9%)
British American Tobacco PLC	1,788,283	68,586
Experian PLC	819,124	28,750
Reckitt Benckiser Group PLC	2,473,024	227,514
RELX PLC (Euronext N.V)	945,180	21,898
RELX PLC (LSE)	2,444,052	56,570
Unilever PLC	816,979	44,069
		447,387
United States (67.1%)
Abbott Laboratories	993,553	90,841
Accenture PLC, Class A	633,595	136,045
Automatic Data Processing, Inc.	602,412	89,693
Baxter International, Inc.	1,179,455	101,551
Becton Dickinson & Co.	413,989	99,055
Coca-Cola Co. (The)	1,002,993	44,814
Danaher Corp.	530,692	93,842
Factset Research Systems, Inc.	96,514	31,702
Fidelity National Information Services, Inc.	477,367	64,010
Fox Corp., Class A	798,272	21,410
Fox Corp., Class B (a)	436,540	11,717
Microsoft Corp.	1,177,382	239,609
Moody's Corp.	103,564	28,452
NIKE, Inc., Class B	334,905	32,837
Philip Morris International, Inc.	2,679,665	187,737
Procter & Gamble Co. (The)	940,804	112,492
Roper Technologies, Inc.	61,334	23,814
Thermo Fisher Scientific, Inc.	216,652	78,502
Visa, Inc., Class A	712,041	137,545
Zoetis, Inc.	357,274	48,961
		1,674,629
Total Common Stocks (Cost $1,949,888)		2,445,324
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $48,805)	48,805,169	48,805
Total Investments (99.9%) (Cost $1,998,693) (b)(c)		2,494,129
Other Assets in Excess of Liabilities (0.1%)		2,145
Net Assets (100.0%)		$2,496,274

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $770,695,000 and 30.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $553,084,000 and the aggregate gross unrealized depreciation is approximately $57,648,000, resulting in net unrealized appreciation of approximately $495,436,000.

Euronext N.V.  Euronext Amsterdam Stock Market.

LSE    London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.2%
Information Technology Services	17.1
Health Care Equipment & Supplies	15.5
Software	14.4
Household Products	13.6
Tobacco	10.3
Beverages	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,949,888)	$2,445,324
Investment in Security of Affiliated Issuer, at Value (Cost $48,805)	48,805
Total Investments in Securities, at Value (Cost $1,998,693)	2,494,129
Dividends Receivable	4,670
Receivable for Fund Shares Sold	3,292
Tax Reclaim Receivable	760
Receivable from Affiliate	3
Other Assets	240
Total Assets	2,503,094
Liabilities:
Payable for Advisory Fees	4,222
Payable for Fund Shares Redeemed	2,031
Payable for Sub Transfer Agency Fees — Class I	82
Payable for Sub Transfer Agency Fees — Class A	27
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	7
Payable for Shareholder Services Fees — Class A	55
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	89
Payable for Administration Fees	161
Payable for Professional Fees	40
Payable for Custodian Fees	19
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	77
Total Liabilities	6,820
Net Assets	$2,496,274
Net Assets Consist of:
Paid-in-Capital	$1,964,786
Total Distributable Earnings	531,488
Net Assets	$2,496,274

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$1,944,466
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	67,736,878
Net Asset Value, Offering and Redemption Price Per Share	$28.71
CLASS A:
Net Assets	$272,034
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,718,042
Net Asset Value, Redemption Price Per Share	$27.99
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.55
Maximum Offering Price Per Share	$29.54
CLASS L:
Net Assets	$7,669
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	274,817
Net Asset Value, Offering and Redemption Price Per Share	$27.91
CLASS C:
Net Assets	$109,049
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,990,147
Net Asset Value, Offering and Redemption Price Per Share	$27.33
CLASS IS:
Net Assets	$163,056
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,677,105
Net Asset Value, Offering and Redemption Price Per Share	$28.72

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $383 of Foreign Taxes Withheld)	$22,481
Dividends from Security of Affiliated Issuer (Note G)	198
Total Investment Income	22,679
Expenses:
Advisory Fees (Note B)	8,274
Administration Fees (Note C)	903
Shareholder Services Fees — Class A (Note D)	348
Distribution and Shareholder Services Fees — Class L (Note D)	29
Distribution and Shareholder Services Fees — Class C (Note D)	509
Sub Transfer Agency Fees — Class I	567
Sub Transfer Agency Fees — Class A	110
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	35
Registration Fees	72
Professional Fees	50
Custodian Fees (Note F)	41
Shareholder Reporting Fees	37
Transfer Agency Fees — Class I (Note E)	10
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class IS (Note E)	2
Pricing Fees	1
Other Expenses	13
Total Expenses	11,010
Rebate from Morgan Stanley Affiliate (Note G)	(55)
Net Expenses	10,955
Net Investment Income	11,724
Realized Gain (Loss):
Investments Sold	32,881
Foreign Currency Translation	(249)
Net Realized Gain	32,632
Change in Unrealized Appreciation (Depreciation):
Investments	(15,377)
Foreign Currency Translation	(11)
Net Change in Unrealized Appreciation (Depreciation)	(15,388)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	17,244
Net Increase in Net Assets Resulting from Operations	$28,968

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$11,724	$18,037
Net Realized Gain	32,632	75,417
Net Change in Unrealized Appreciation (Depreciation)	(15,388)	342,113
Net Increase in Net Assets Resulting from Operations	28,968	435,567
Dividends and Distributions to Shareholders:
Class I	—	(69,422)
Class A	—	(12,386)
Class L	—	(324)
Class C	—	(3,695)
Class IS	—	(6,101)
Total Dividends and Distributions to Shareholders	—	(91,928)
Capital Share Transactions:(1)
Class I:
Subscribed	583,656	610,415
Distributions Reinvested	—	66,894
Redeemed	(263,505)	(243,674)
Class A:
Subscribed	48,515	129,760
Distributions Reinvested	—	11,893
Redeemed	(69,242)	(42,410)
Class L:
Exchanged	20	153
Distributions Reinvested	—	324
Redeemed	(679)	(971)
Class C:
Subscribed	22,963	39,565
Distributions Reinvested	—	3,620
Redeemed	(13,001)	(13,421)
Class IS:
Subscribed	128,453	27,633
Distributions Reinvested	—	6,101
Redeemed	(100,269)	(145,085)
Net Increase in Net Assets Resulting from Capital Share Transactions	336,911	450,797
Total Increase in Net Assets	365,879	794,436
Net Assets:
Beginning of Period	2,130,395	1,335,959
End of Period	$2,496,274	$2,130,395

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	21,955	22,755
Shares Issued on Distributions Reinvested	—	2,357
Shares Redeemed	(10,058)	(9,143)
Net Increase in Class I Shares Outstanding	11,897	15,969
Class A:
Shares Subscribed	1,844	4,988
Shares Issued on Distributions Reinvested	—	429
Shares Redeemed	(2,626)	(1,617)
Net Increase (Decrease) in Class A Shares Outstanding	(782)	3,800
Class L:
Shares Exchanged	1	5
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(28)	(41)
Net Decrease in Class L Shares Outstanding	(27)	(24)
Class C:
Shares Subscribed	867	1,520
Shares Issued on Distributions Reinvested	—	133
Shares Redeemed	(509)	(519)
Net Increase in Class C Shares Outstanding	358	1,134
Class IS:
Shares Subscribed	4,575	988
Shares Issued on Distributions Reinvested	—	215
Shares Redeemed	(3,709)	(5,250)
Net Increase (Decrease) in Class IS Shares Outstanding	866	(4,047)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$28.53		$23.03		$24.72		$20.56		$20.33		$20.27
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.30		0.29		0.27		0.30		0.31
Net Realized and Unrealized Gain (Loss)	0.03		6.51		(0.63)		5.05		0.84		1.02
Total from Investment Operations	0.18		6.81		(0.34)		5.32		1.14		1.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.27)		(0.24)		(0.28)		(0.35)
Net Realized Gain	—		(1.04)		(1.08)		(0.92)		(0.63)		(0.92)
Total Distributions	—		(1.31)		(1.35)		(1.16)		(0.91)		(1.27)
Net Asset Value, End of Period	$28.71		$28.53		$23.03		$24.72		$20.56		$20.33
Total Return(3)	0.63	%(6)	29.60%		(1.50)%		25.85%		5.64%		6.50%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,944,466		$1,593,092		$918,409		$753,107		$601,340		$505,321
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		0.98%		0.99%
Ratio of Expenses After Expense Limitation	0.90	%(4)(7)	0.93	%(4)	0.94	%(4)	0.98	%(4)	0.97	%(4)	0.98	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.93	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.11	%(4)(7)	1.09	%(4)	1.14	%(4)	1.17	%(4)	1.40	%(4)	1.46	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	16	%(6)	16%		27%		28%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$27.86		$22.53		$24.21		$20.16		$19.96		$19.92
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.23		0.21		0.22		0.23		0.24
Net Realized and Unrealized Gain (Loss)	0.02		6.35		(0.61)		4.94		0.83		1.02
Total from Investment Operations	0.13		6.58		(0.40)		5.16		1.06		1.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.20)		(0.19)		(0.23)		(0.30)
Net Realized Gain	—		(1.04)		(1.08)		(0.92)		(0.63)		(0.92)
Total Distributions	—		(1.25)		(1.28)		(1.11)		(0.86)		(1.22)
Net Asset Value, End of Period	$27.99		$27.86		$22.53		$24.21		$20.16		$19.96
Total Return(3)	0.47	%(6)	29.24%		(1.77)%		25.58%		5.36%		6.25%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$272,034		$292,491		$150,936		$146,722		$104,306		$75,297
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		1.23%		1.25%
Ratio of Expenses After Expense Limitation	1.16	%(4)(7)	1.19	%(4)	1.23	%(4)	1.21	%(4)	1.22	%(4)	1.25	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.19	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.80	%(4)(7)	0.83	%(4)	0.84	%(4)	0.94	%(4)	1.13	%(4)	1.15	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	16	%(6)	16%		27%		28%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$27.84		$22.51		$24.18		$20.13		$19.91		$19.87
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.09		0.09		0.10		0.13		0.15
Net Realized and Unrealized Gain (Loss)	0.03		6.35		(0.62)		4.93		0.82		1.00
Total from Investment Operations	0.07		6.44		(0.53)		5.03		0.95		1.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.06)		(0.06)		(0.10)		(0.19)
Net Realized Gain	—		(1.04)		(1.08)		(0.92)		(0.63)		(0.92)
Total Distributions	—		(1.11)		(1.14)		(0.98)		(0.73)		(1.11)
Net Asset Value, End of Period	$27.91		$27.84		$22.51		$24.18		$20.13		$19.91
Total Return(3)	0.25	%(6)	28.62%		(2.29)%		24.98%		4.82%		5.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,669		$8,388		$7,312		$7,993		$7,449		$8,898
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		1.72%		1.73%
Ratio of Expenses After Expense Limitation	1.66	%(4)(7)	1.69	%(4)	1.73	%(4)	1.70	%(4)	1.71	%(4)	1.72	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.69	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.29	%(4)(7)	0.31	%(4)	0.36	%(4)	0.44	%(4)	0.65	%(4)	0.72	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	16	%(6)	16%		27%		28%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Franchise Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from September 30, 2015(2) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$27.30		$22.13		$23.82		$19.88		$19.75		$19.79
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.01		0.02		0.03		0.04		0.06		0.01
Net Realized and Unrealized Gain (Loss)	0.02		6.23		(0.60)		4.86		0.84		1.02
Total from Investment Operations	0.03		6.25		(0.57)		4.90		0.90		1.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.04)		(0.04)		(0.14)		(0.28)
Net Realized Gain	—		(1.04)		(1.08)		(0.92)		(0.63)		(0.79)
Total Distributions	—		(1.08)		(1.12)		(0.96)		(0.77)		(1.07)
Net Asset Value, End of Period	$27.33		$27.30		$22.13		$23.82		$19.88		$19.75
Total Return(4)	0.11	%(7)	28.27%		(2.51)%		24.63%		4.58%		5.11	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$109,049		$99,141		$55,271		$47,726		$29,650		$5,765
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		2.00%		N/A
Ratio of Expenses After Expense Limitation	1.90	%(5)(8)	1.95	%(5)	1.96	%(5)	1.98	%(5)	1.99	%(5)	2.03	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.95	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.08	%(5)(8)	0.07	%(5)	0.12	%(5)	0.16	%(5)	0.29	%(5)	0.11	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	16	%(7)	16%		27%		28%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Franchise Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from December 15, 2015(2) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$28.53		$23.03		$24.72		$20.55		$20.33		$21.49
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.17		0.32		0.32		0.29		0.21		0.12
Net Realized and Unrealized Gain (Loss)	0.02		6.51		(0.65)		5.05		0.93		0.00	(4)
Total from Investment Operations	0.19		6.83		(0.33)		5.34		1.14		0.12
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		(0.28)		(0.25)		(0.29)		(0.36)
Net Realized Gain	—		(1.04)		(1.08)		(0.92)		(0.63)		(0.92)
Total Distributions	—		(1.33)		(1.36)		(1.17)		(0.92)		(1.28)
Net Asset Value, End of Period	$28.72		$28.53		$23.03		$24.72		$20.55		$20.33
Total Return(5)	0.67	%(8)	29.67%		(1.45)%		26.00%		5.70%		0.45	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$163,056		$137,283		$204,031		$90,488		$19,334		$9
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		N/A		0.94%		16.54	%(9)
Ratio of Expenses After Expense Limitation	0.83	%(6)(9)	0.86	%(6)	0.88	%(6)	0.91	%(6)	0.92	%(6)	0.94	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.86	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.27	%(6)(9)	1.21	%(6)	1.30	%(6)	1.23	%(6)	0.99	%(6)	0.95	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	16	%(8)	16%		27%		28%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$44,814	$101,193	$—	$146,007
Capital Markets	60,154	—	—	60,154
Health Care Equipment & Supplies	385,289	—	—	385,289
Household Products	112,492	227,514	—	340,006
Industrial Conglomerates	23,814	—	—	23,814
Information Technology Services	427,293	—	—	427,293
Life Sciences Tools & Services	78,502	—	—	78,502
Media	33,127	—	—	33,127
Personal Products	—	119,040	—	119,040
Pharmaceuticals	48,961	—	—	48,961
Professional Services	—	107,218	—	107,218
Software	239,609	120,225	—	359,834
Textiles, Apparel & Luxury Goods	32,837	26,919	—	59,756
Tobacco	187,737	68,586	—	256,323
Total Common Stocks	1,674,629	770,695	—	2,445,324
Short-Term Investment
Investment Company	48,805	—	—	48,805
Total Assets	$1,723,434	$770,695	$—	$2,494,129

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.73% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2020.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $701,639,000 and $346,464,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $55,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$52,999	$454,205	$458,399	$198
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$48,805

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$22,253	$69,675	$12,935	$55,773

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(8,583)	$8,583

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$575	$1,469

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.3%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was higher than but close to its peer group average and the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

24

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
3178594 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
Privacy Notice	27
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Infrastructure Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$895.90	$1,020.04	$4.57	$4.87	0.97%
Global Infrastructure Portfolio Class A	1,000.00	895.00	1,018.85	5.70	6.07	1.21
Global Infrastructure Portfolio Class L	1,000.00	892.10	1,016.01	8.37	8.92	1.78
Global Infrastructure Portfolio Class C	1,000.00	891.20	1,014.57	9.73	10.37	2.07
Global Infrastructure Portfolio Class IS	1,000.00	896.70	1,020.19	4.43	4.72	0.94
Global Infrastructure Portfolio Class IR	1,000.00	895.80	1,020.19	4.43	4.72	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Australia (6.1%)
APA Group (Units) (a)	301,951	$2,335
Atlas Arteria Ltd. (Units) (a)	670,672	3,097
Spark Infrastructure Group	1,846,939	2,758
Sydney Airport (Units) (a)	387,634	1,530
Transurban Group (Units) (a)	691,052	6,777
		16,497
Brazil (0.3%)
Energisa SA (Units) (a)	102,700	925
Canada (10.8%)
Canadian Pacific Railway Ltd.	1,100	280
Enbridge, Inc.	233,395	7,097
Gibson Energy, Inc.	531,710	8,276
Pembina Pipeline Corp.	125,038	3,126
TC Energy Corp. (b)	244,892	10,462
		29,241
China (5.5%)
China Everbright International Ltd. (c)	8,665,000	4,597
China Gas Holdings Ltd. (c)	2,028,600	6,284
China Tower Corp. Ltd. H Shares (c)	8,210,000	1,459
ENN Energy Holdings Ltd. (c)	126,700	1,432
Jiangsu Expressway Co., Ltd. H Shares (c)	848,000	997
		14,769
France (5.2%)
Aeroports de Paris	8,610	889
Getlink SE (d)	176,170	2,548
Vinci SA	113,590	10,532
		13,969
India (2.8%)
Azure Power Global Ltd. (d)	468,016	7,470
Italy (3.9%)
Atlantia SpA (d)	146,342	2,367
Infrastrutture Wireless Italiane SpA	276,000	2,771
Snam SpA	293,940	1,433
Terna Rete Elettrica Nazionale SpA	592,390	4,086
		10,657
Japan (1.4%)
Tokyo Gas Co., Ltd.	155,300	3,719
Mexico (2.8%)
Promotora y Operadora de Infraestructura SAB de CV (d)	1,030,606	7,443
New Zealand (0.8%)
Auckland International Airport Ltd.	512,584	2,180
Spain (5.5%)
Aena SME SA (d)	18,220	2,437
Atlantica Yield PLC	152,512	4,438
Cellnex Telecom SA	52,181	3,187
Ferrovial SA	142,683	3,814
Red Electrica Corp., SA (b)	54,270	1,015
		14,891
	Shares	Value (000)
Switzerland (0.5%)
Flughafen Zurich AG (Registered) (d)	9,260	$1,209
United Kingdom (6.9%)
National Grid PLC	898,218	10,959
Pennon Group PLC	284,513	3,940
Severn Trent PLC	77,746	2,379
United Utilities Group PLC	130,318	1,464
		18,742
United States (46.5%)
Ameren Corp.	20,990	1,477
American Electric Power Co., Inc.	17,700	1,410
American Tower Corp. REIT	105,770	27,346
American Water Works Co., Inc.	52,660	6,775
Atmos Energy Corp.	77,336	7,701
Cheniere Energy, Inc. (d)	81,763	3,951
CMS Energy Corp.	37,770	2,206
Crown Castle International Corp. REIT	91,262	15,273
Edison International	93,947	5,102
Essential Utilities, Inc.	108,779	4,595
Evergy, Inc.	42,720	2,533
Eversource Energy	85,961	7,158
Kinder Morgan, Inc.	372,300	5,648
NiSource, Inc.	193,618	4,403
ONEOK, Inc.	81,840	2,719
SBA Communications Corp. REIT	21,530	6,414
Sempra Energy	65,166	7,639
Targa Resources Corp.	58,320	1,170
Union Pacific Corp.	1,620	274
Waste Management, Inc.	51,600	5,465
Williams Cos., Inc. (The)	199,520	3,795
Xcel Energy, Inc.	43,690	2,730
		125,784
Total Common Stocks (Cost $219,257)		267,496
Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class(See Note G)	8,259,588	8,260
	Face Amount (000)
Repurchase Agreements (0.8%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $812; fully collateralized by a U.S. Government obligation; 0.50% due 3/15/23; valued at $829)	$812	812

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $1,429; fully collateralized by U.S. Government obligations; 1.38% – 3.88% due 9/30/20 – 8/15/40; valued at $1,457)	$1,429	$1,429
		2,241
Total Securities held as Collateral on Loaned Securities (Cost $10,501)		10,501
	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $2,258)	2,258,054	2,258
Total Short-Term Investments (Cost $12,759)		12,759
Total Investments (103.7%) (Cost $232,016) Including $11,099 of Securities Loaned (e)(f)		280,255
Liabilities in Excess of Other Assets (–3.7%)		(9,897)
Net Assets (100.0%)		$270,358

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2020.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $92,195,000 and 34.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $59,766,000 and the aggregate gross unrealized depreciation is approximately $11,527,000, resulting in net unrealized appreciation of approximately $48,239,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	30.1%
Communications	20.9
Electricity Transmission & Distribution	14.4
Other**	11.9
Water	8.8
Toll Roads	8.6
Diversified	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $221,498)	$269,737
Investment in Security of Affiliated Issuer, at Value (Cost $10,518)	10,518
Total Investments in Securities, at Value (Cost $232,016)	280,255
Foreign Currency, at Value (Cost $513)	511
Dividends Receivable	882
Receivable for Investments Sold	408
Tax Reclaim Receivable	18
Receivable for Fund Shares Sold	11
Receivable from Securities Lending Income	2
Receivable from Affiliate	—	@
Other Assets	93
Total Assets	282,180
Liabilities:
Collateral on Securities Loaned, at Value	10,501
Payable for Investments Purchased	481
Payable for Advisory Fees	434
Payable for Fund Shares Redeemed	155
Payable for Sub Transfer Agency Fees — Class I	17
Payable for Sub Transfer Agency Fees — Class A	34
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	42
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Directors' Fees and Expenses	42
Payable for Professional Fees	34
Payable for Administration Fees	18
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	11
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	13
Other Liabilities	34
Total Liabilities	11,822
Net Assets	$270,358
Net Assets Consist of:
Paid-in-Capital	$225,673
Total Distributable Earnings	44,685
Net Assets	$270,358

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$62,010
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,503,334
Net Asset Value, Offering and Redemption Price Per Share	$13.77
CLASS A:
Net Assets	$202,809
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,781,742
Net Asset Value, Redemption Price Per Share	$13.72
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.76
Maximum Offering Price Per Share	$14.48
CLASS L:
Net Assets	$3,126
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	229,152
Net Asset Value, Offering and Redemption Price Per Share	$13.64
CLASS C:
Net Assets	$2,393
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	178,070
Net Asset Value, Offering and Redemption Price Per Share	$13.44
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	751
Net Asset Value, Offering and Redemption Price Per Share	$13.71
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	732
Net Asset Value, Offering and Redemption Price Per Share	$13.76
(1) Including: Securities on Loan, at Value:	$11,099

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $186 of Foreign Taxes Withheld)	$4,019
Dividends from Security of Affiliated Issuer (Note G)	21
Income from Securities Loaned — Net	7
Total Investment Income	4,047
Expenses:
Advisory Fees (Note B)	1,228
Shareholder Services Fees — Class A (Note D)	266
Distribution and Shareholder Services Fees — Class L (Note D)	12
Distribution and Shareholder Services Fees — Class C (Note D)	13
Sub Transfer Agency Fees — Class I	51
Sub Transfer Agency Fees — Class A	77
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	116
Professional Fees	52
Registration Fees	30
Custodian Fees (Note F)	29
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	21
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	25
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	10
Total Expenses	1,942
Waiver of Advisory Fees (Note B)	(135)
Reimbursement of Class Specific Expenses — Class I (Note B)	(43)
Reimbursement of Class Specific Expenses — Class A (Note B)	(77)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Net Expenses	1,678
Net Investment Income	2,369
Realized Loss:
Investments Sold	(3,246)
Foreign Currency Translation	(29)
Net Realized Loss	(3,275)
Change in Unrealized Appreciation (Depreciation):
Investments	(32,114)
Foreign Currency Translation	(11)
Net Change in Unrealized Appreciation (Depreciation)	(32,125)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(35,400)
Net Decrease in Net Assets Resulting from Operations	$(33,031)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,369	$7,490
Net Realized Gain (Loss)	(3,275)	8,302
Net Change in Unrealized Appreciation (Depreciation)	(32,125)	65,191
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,031)	80,983
Dividends and Distributions to Shareholders:
Class I	—	(2,674)
Class A	—	(6,686)
Class L	—	(83)
Class C	—	(60)
Class IS	—	(— @)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(9,503)
Capital Share Transactions:(1)
Class I:
Subscribed	6,756	16,736
Distributions Reinvested	—	2,669
Redeemed	(26,716)	(11,724)
Class A:
Subscribed	1,001	4,129
Distributions Reinvested	—	6,562
Redeemed	(13,633)	(32,462)
Class L:
Exchanged	16	2
Distributions Reinvested	—	81
Redeemed	(221)	(985)
Class C:
Subscribed	36	146
Distributions Reinvested	—	60
Redeemed	(212)	(465)
Class IS:
Subscribed	—	3,143
Distributions Reinvested	—	— @
Redeemed	—	(32,096)
Class IR:
Subscribed	—	—
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(32,973)	(44,204)
Total Increase (Decrease) in Net Assets	(66,004)	27,276
Net Assets:
Beginning of Period	336,362	309,086
End of Period	$270,358	$336,362

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	472	1,194
Shares Issued on Distributions Reinvested	—	177
Shares Redeemed	(1,785)	(826)
Net Increase (Decrease) in Class I Shares Outstanding	(1,313)	545
Class A:
Shares Subscribed	73	280
Shares Issued on Distributions Reinvested	—	435
Shares Redeemed	(972)	(2,261)
Net Decrease in Class A Shares Outstanding	(899)	(1,546)
Class L:
Shares Exchanged	1	— @@
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(15)	(70)
Net Decrease in Class L Shares Outstanding	(14)	(65)
Class C:
Shares Subscribed	3	10
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(17)	(34)
Net Decrease in Class C Shares Outstanding	(14)	(20)
Class IS:
Shares Subscribed	—	224
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(2,198)
Net Decrease in Class IS Shares Outstanding	—	(1,974)
Class IR:
Shares Subscribed	—	—
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class IR Shares Outstanding	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$15.37		$12.39		$14.64		$14.02		$12.59		$15.41
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.35		0.31		0.44		0.40		0.40
Net Realized and Unrealized Gain (Loss)	(1.73)		3.11		(1.45)		1.33		1.55		(2.54)
Total from Investment Operations	(1.60)		3.46		(1.14)		1.77		1.95		(2.14)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.37)		(0.42)		(0.37)		(0.35)
Net Realized Gain	—		(0.12)		(0.74)		(0.73)		(0.15)		(0.32)
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.48)		(1.11)		(1.15)		(0.52)		(0.68)
Net Asset Value, End of Period	$13.77		$15.37		$12.39		$14.64		$14.02		$12.59
Total Return(3)	(10.41	)%(8)	27.94%		(8.02)%		12.70%		15.55%		(13.90)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$62,010		$89,371		$65,311		$95,219		$58,794		$47,878
Ratio of Expenses Before Expense Limitation	1.19	%(9)	1.16%		1.16%		1.08%		1.04%		1.10%
Ratio of Expenses After Expense Limitation	0.97	%(4)(9)	0.97	%(4)	0.97	%(4)	0.91	%(4)(5)	0.85	%(4)	0.88	%(4)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.97	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.77	%(4)(9)	2.40	%(4)	2.21	%(4)	2.93	%(4)	2.85	%(4)	2.70	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	34	%(8)	30%		43%		45%		48%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.87% for Class I shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class I shares. Prior to March 30, 2015, the maximum ratio was 1.15% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$15.33		$12.36		$14.60		$13.99		$12.56		$15.38
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.31		0.28		0.39		0.36		0.39
Net Realized and Unrealized Gain (Loss)	(1.72)		3.10		(1.45)		1.33		1.55		(2.56)
Total from Investment Operations	(1.61)		3.41		(1.17)		1.72		1.91		(2.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.33)		(0.38)		(0.33)		(0.32)
Net Realized Gain	—		(0.12)		(0.74)		(0.73)		(0.15)		(0.32)
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.44)		(1.07)		(1.11)		(0.48)		(0.65)
Net Asset Value, End of Period	$13.72		$15.33		$12.36		$14.60		$13.99		$12.56
Total Return(3)	(10.50	)%(8)	27.62%		(8.22)%		12.37%		15.29%		(14.08)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$202,809		$240,350		$212,919		$278,780		$275,481		$263,702
Ratio of Expenses Before Expense Limitation	1.38	%(9)	1.37%		1.37%		1.38%		1.37%		1.35%
Ratio of Expenses After Expense Limitation	1.21	%(4)(9)	1.21	%(4)	1.21	%(4)	1.15	%(4)(5)	1.10	%(4)	1.12	%(4)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.21	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.61	%(4)(9)	2.16	%(4)	2.00	%(4)	2.63	%(4)	2.60	%(4)	2.67	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	34	%(8)	30%		43%		45%		48%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.21% for Class A shares. Prior to July 1, 2017, the maximum ratio was 1.11% for Class A shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.11% for Class A shares. Prior to March 30, 2015, the maximum ratio was 1.50% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$15.29		$12.33		$14.55		$13.94		$12.52		$15.34
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.23		0.20		0.31		0.28		0.30
Net Realized and Unrealized Gain (Loss)	(1.72)		3.08		(1.44)		1.33		1.54		(2.55)
Total from Investment Operations	(1.65)		3.31		(1.24)		1.64		1.82		(2.25)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.24)		(0.30)		(0.25)		(0.24)
Net Realized Gain	—		(0.12)		(0.74)		(0.73)		(0.15)		(0.32)
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.35)		(0.98)		(1.03)		(0.40)		(0.57)
Net Asset Value, End of Period	$13.64		$15.29		$12.33		$14.55		$13.94		$12.52
Total Return(3)	(10.79	)%(8)	26.87%		(8.73)%		11.80%		14.57%		(14.64)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,126		$3,718		$3,805		$5,634		$5,534		$5,529
Ratio of Expenses Before Expense Limitation	1.92	%(9)	1.93%		1.87%		1.95%		1.95%		1.95%
Ratio of Expenses After Expense Limitation	1.78	%(4)(9)	1.78	%(4)	1.78	%(4)	1.72	%(4)(5)	1.67	%(4)	1.69	%(4)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.78	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.04	%(4)(9)	1.58	%(4)	1.41	%(4)	2.06	%(4)	2.03	%(4)	2.06	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	34	%(8)	30%		43%		45%		48%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.78% for Class L shares. Prior to July 1, 2017, the maximum ratio was 1.68% for Class L shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.68% for Class L shares. Prior to March 30, 2015, the maximum ratio was 2.00% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Infrastructure Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$15.08		$12.17		$14.36		$13.81		$12.47		$15.87
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.05		0.18		0.16		0.29		0.26		0.17
Net Realized and Unrealized Gain (Loss)	(1.69)		3.05		(1.42)		1.28		1.52		(2.97)
Total from Investment Operations	(1.64)		3.23		(1.26)		1.57		1.78		(2.80)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.19)		(0.29)		(0.29)		(0.27)
Net Realized Gain	—		(0.12)		(0.74)		(0.73)		(0.15)		(0.32)
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.32)		(0.93)		(1.02)		(0.44)		(0.60)
Net Asset Value, End of Period	$13.44		$15.08		$12.17		$14.36		$13.81		$12.47
Total Return(4)	(10.88	)%(8)	26.55%		(9.02)%		11.42%		14.35%		(17.62	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,393		$2,901		$2,580		$3,601		$784		$516
Ratio of Expenses Before Expense Limitation	2.21	%(9)	2.20%		2.20%		2.23%		2.69%		2.34	%(9)
Ratio of Expenses After Expense Limitation	2.07	%(5)(9)	2.07	%(5)	2.07	%(5)	2.02	%(5)(6)	1.96	%(5)	1.97	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		2.07	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.74	%(5)(9)	1.30	%(5)	1.14	%(5)	1.96	%(5)	1.90	%(5)	1.81	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.00	%(7)(9)
Portfolio Turnover Rate	34	%(8)	30%		43%		45%		48%		48	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.07% for Class C shares. Prior to July 1, 2017, the maximum ratio was 1.97% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Infrastructure Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$15.29		$12.38		$14.63		$14.02		$12.58		$15.41
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.38		0.32		0.45		0.43		0.53
Net Realized and Unrealized Gain (Loss)	(1.71)		3.01		(1.46)		1.32		1.53		(2.68)
Total from Investment Operations	(1.58)		3.39		(1.14)		1.77		1.96		(2.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.37)		(0.43)		(0.37)		(0.35)
Net Realized Gain	—		(0.12)		(0.74)		(0.73)		(0.15)		(0.32)
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.48)		(1.11)		(1.16)		(0.52)		(0.68)
Net Asset Value, End of Period	$13.71		$15.29		$12.38		$14.63		$14.02		$12.58
Total Return(3)	(10.33	)%(8)	27.31%		(7.92)%		12.65%		15.66%		(13.96)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$11		$24,462		$9,516		$5,921		$2,167
Ratio of Expenses Before Expense Limitation	17.60	%(9)	1.05%		1.05%		1.06%		1.08%		1.41%
Ratio of Expenses After Expense Limitation	0.94	%(4)(9)	0.94	%(4)	0.94	%(4)	0.89	%(4)(5)	0.83	%(4)	0.84	%(4)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.94	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.90	%(4)(9)	2.71	%(4)	2.26	%(4)	2.95	%(4)	3.02	%(4)	3.91	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	34	%(8)	30%		43%		45%		48%		48%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2017, the maximum ratio was 0.84% for Class IS shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.84% for Class IS shares. Prior to March 30, 2015, the maximum ratio was 1.08% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Infrastructure Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$15.36		$12.38		$14.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.35		0.20
Net Realized and Unrealized Gain on Investments Gain (Loss)	(1.73)		3.11		(0.81)
Total from Investment Operations	(1.60)		3.46		(0.61)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.37)
Net Realized Gain	—		(0.12)		(0.74)
Total Distributions	—		(0.48)		(1.11)
Net Asset Value, End of Period	$13.76		$15.36		$12.38
Total Return(3)	(10.42	)%(6)	27.99%		(4.54	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10		$11		$9
Ratio of Expenses Before Expense Limitation	18.54	%(7)	19.62%		18.47	%(7)
Ratio of Expenses After Expense Limitation	0.94	%(4)(7)	0.94	%(4)	0.94	%(4)(7)
Ratios of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.94	%(4)	N/A
Ratio of Net Investment Income	1.90	%(4)(7)	2.65	%(4)	2.67	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	34	%(6)	30%		43%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks to provide both capital appreciation and income.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value

Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$8,245	$—	$8,245
Commercial Services & Supplies	5,465	—	—	5,465
Communications	49,033	7,417	—	56,450
Diversified	—	14,346	—	14,346
Electricity Transmission & Distribution	19,858	18,818	—	38,676
Oil & Gas Storage & Transportation	65,987	15,203	—	81,190
Railroads	554	—	—	554
Renewables	11,908	—	—	11,908
Toll Roads	7,443	15,786	—	23,229
Utilities	3,683	—	—	3,683
Water	11,370	12,380	—	23,750
Total Common Stocks	175,301	92,195	—	267,496
Short-Term Investments
Investment Company	10,518	—	—	10,518
Repurchase Agreements	—	2,241	—	2,241
Total Short-Term Investments	10,518	2,241	—	12,759
Total Assets	$185,819	$94,436	$—	$280,255

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$11,099	(a)	$—	$(11,099	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $10,501,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $955,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$10,501	$—	$—	$—	$10,501
Total Borrowings	$10,501	$—	$—	$—	$10,501
Gross amount of recognized liabilities for securities lending transactions					$10,501

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class I shares, 1.21% for Class A shares, 1.78% for Class L shares, 2.07% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $135,000 of advisory fees were waived and approximately $124,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $97,657,000 and $125,172,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,217	$68,814	$67,513	$21
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$10,518

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,000	$2,503	$7,366	$18,949

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$112	$(112)

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$655	$3,290

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.7%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was higher than but close to its peer group average and actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

27

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISGISAN
3178622 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	16
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
Privacy Notice	29
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Opportunity Portfolio Class I	$1,000.00	$1,162.40	$1,020.34	$4.89	$4.57	0.91%
Global Opportunity Portfolio Class A	1,000.00	1,160.90	1,018.85	6.50	6.07	1.21
Global Opportunity Portfolio Class L	1,000.00	1,160.50	1,018.55	6.82	6.37	1.27
Global Opportunity Portfolio Class C	1,000.00	1,157.20	1,015.37	10.24	9.57	1.91
Global Opportunity Portfolio Class IS	1,000.00	1,163.50	1,020.74	4.46	4.17	0.83
Global Opportunity Portfolio Class IR	1,000.00	1,163.20	1,020.74	4.46	4.17	0.83

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (91.6%)
Argentina (0.4%)
Globant SA (a)	149,725	$22,436
Canada (2.2%)
Shopify, Inc., Class A (a)	114,252	108,448
China (14.1%)
Alibaba Group Holding Ltd. ADR (a)	529,684	114,253
China Resources Beer Holdings Co., Ltd. (b)	3,549,333	19,813
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,596,854	45,741
Meituan Dianping, Class B (a)(b)	7,638,200	170,686
TAL Education Group ADR (a)	4,143,846	283,356
Trip.com Group Ltd. ADR (a)	2,773,120	71,879
		705,728
Denmark (3.8%)
DSV A/S	1,530,820	188,038
France (2.8%)
Hermes International	167,152	140,342
India (4.2%)
HDFC Bank Ltd.	14,765,402	207,536
Italy (2.1%)
Moncler SpA (a)	2,783,211	107,024
Japan (2.1%)
Keyence Corp.	250,500	104,975
Korea, Republic of (0.9%)
NAVER Corp.	195,954	44,086
United Kingdom (0.7%)
Fevertree Drinks PLC	1,324,303	33,570
United States (58.3%)
Adobe, Inc. (a)	438,076	190,699
Agilon Health Topco, Inc. (a)(c)(d) (acquisition cost — $11,376; acquired 11/7/18)	30,083	13,765
Alphabet, Inc., Class C (a)	139,211	196,790
Amazon.com, Inc. (a)	133,487	368,267
EPAM Systems, Inc. (a)	561,101	141,403
Facebook, Inc., Class A (a)	793,360	180,148
Farfetch Ltd., Class A (a)	2,431,966	42,000
Intuitive Surgical, Inc. (a)	112,277	63,979
Martin Marietta Materials, Inc.	117,692	24,312
Mastercard, Inc., Class A	991,945	293,318
salesforce.com, Inc. (a)	718,647	134,624
ServiceNow, Inc. (a)	605,160	245,126
Spotify Technology SA (a)	609,003	157,239
Square, Inc., Class A (a)	829,658	87,064
Uber Technologies, Inc. (a)	5,926,457	184,194
Veeva Systems, Inc., Class A (a)	192,868	45,212
Visa, Inc., Class A	869,740	168,008
Walt Disney Co. (The)	671,690	74,900
Workday, Inc., Class A (a)	368,637	69,068
	Shares	Value (000)
Zillow Group, Inc., Class A (a)	615,873	$35,400
Zoom Video Communications, Inc., Class A (a)	749,627	190,061
		2,905,577
Total Common Stocks (Cost $2,668,130)		4,567,760
Preferred Stocks (0.1%)
United States (0.1%)
Airbnb, Inc. Series D (a)(c)(d) (acquisition cost — $1,594; acquired 4/16/14)	39,153	3,134
Magic Leap Series C (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	137,829	—
Total Preferred Stocks (Cost $4,769)		3,134
Short-Term Investment (8.4%)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $418,922)	418,922,211	418,922
Total Investments Excluding Purchased Options (100.1%) (Cost $3,091,821)		4,989,816
Total Purchased Options Outstanding (0.0%) (Cost $3,320)		97
Total Investments (100.1%) (Cost $3,095,141) (e)(f)		4,989,913
Liabilities in Excess of Other Assets (–0.1%)		(6,695)
Net Assets (100.0%)		$4,983,218

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2020 amounts to approximately $16,899,000 and represents 0.3% of net assets.

(d)  At June 30, 2020, the Fund held fair valued securities valued at approximately $16,899,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $1,061,811,000 and 21.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Opportunity Portfolio

(f)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,945,522,000 and the aggregate gross unrealized depreciation is approximately $50,750,000, resulting in net unrealized appreciation of approximately $1,894,772,000.

ADR  American Depositary Receipt.

Call Option Purchased:

The Fund had the following call option purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	615,152,760	615,153	$97	$3,320	$(3,223)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.3%
Software	17.1
Information Technology Services	16.0
Internet & Direct Marketing Retail	15.4
Interactive Media & Services	9.1
Short-Term Investments	8.4
Diversified Consumer Services	5.7
Textiles, Apparel & Luxury Goods	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,676,219)	$4,570,991
Investment in Security of Affiliated Issuer, at Value (Cost $418,922)	418,922
Total Investments in Securities, at Value (Cost $3,095,141)	4,989,913
Foreign Currency, at Value (Cost $4)	4
Receivable for Fund Shares Sold	6,574
Tax Reclaim Receivable	311
Dividends Receivable	34
Receivable from Affiliate	19
Other Assets	456
Total Assets	4,997,311
Liabilities:
Payable for Advisory Fees	7,472
Payable for Fund Shares Redeemed	3,954
Deferred Capital Gain Country Tax	977
Payable for Shareholder Services Fees — Class A	247
Payable for Distribution and Shareholder Services Fees — Class L	11
Payable for Distribution and Shareholder Services Fees — Class C	248
Due to Broker	320
Payable for Administration Fees	313
Payable for Sub Transfer Agency Fees — Class I	146
Payable for Sub Transfer Agency Fees — Class A	111
Payable for Sub Transfer Agency Fees — Class L	3
Payable for Sub Transfer Agency Fees — Class C	16
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	55
Payable for Transfer Agency Fees — Class L	9
Payable for Transfer Agency Fees — Class C	3
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Professional Fees	59
Payable for Custodian Fees	24
Other Liabilities	125
Total Liabilities	14,093
Net Assets	$4,983,218
Net Assets Consist of:
Paid-in-Capital	$3,106,709
Total Distributable Earnings	1,876,509
Net Assets	$4,983,218

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$3,072,597
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	90,757,960
Net Asset Value, Offering and Redemption Price Per Share	$33.85
CLASS A:
Net Assets	$1,244,426
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	38,148,285
Net Asset Value, Redemption Price Per Share	$32.62
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.81
Maximum Offering Price Per Share	$34.43
CLASS L:
Net Assets	$45,172
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,404,097
Net Asset Value, Offering and Redemption Price Per Share	$32.17
CLASS C:
Net Assets	$313,843
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,082,473
Net Asset Value, Offering and Redemption Price Per Share	$31.13
CLASS IS:
Net Assets	$221,601
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,527,651
Net Asset Value, Offering and Redemption Price Per Share	$33.95
CLASS IR:
Net Assets	$85,579
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,517,723
Net Asset Value, Offering and Redemption Price Per Share	$33.99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $325 of Foreign Taxes Withheld)	$3,778
Dividends from Security of Affiliated Issuer (Note G)	949
Total Investment Income	4,727
Expenses:
Advisory Fees (Note B)	14,580
Shareholder Services Fees — Class A (Note D)	1,343
Distribution and Shareholder Services Fees — Class L (Note D)	149
Distribution and Shareholder Services Fees — Class C (Note D)	1,307
Sub Transfer Agency Fees — Class I	997
Sub Transfer Agency Fees — Class A	596
Sub Transfer Agency Fees — Class L	10
Sub Transfer Agency Fees — Class C	97
Administration Fees (Note C)	1,602
Custodian Fees (Note F)	238
Transfer Agency Fees — Class I (Note E)	27
Transfer Agency Fees — Class A (Note E)	104
Transfer Agency Fees — Class L (Note E)	18
Transfer Agency Fees — Class C (Note E)	13
Transfer Agency Fees — Class IS (Note E)	3
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	124
Registration Fees	95
Professional Fees	65
Directors' Fees and Expenses	38
Pricing Fees	2
Other Expenses	50
Total Expenses	21,459
Rebate from Morgan Stanley Affiliate (Note G)	(276)
Distribution Fees — Class L Shares Waived (Note D)	(89)
Net Expenses	21,094
Net Investment Loss	(16,367)
Realized Gain (Loss):
Investments Sold	65,529
Foreign Currency Translation	(355)
Net Realized Gain	65,174
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1,889)	634,888
Foreign Currency Translation	9
Net Change in Unrealized Appreciation (Depreciation)	634,897
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	700,071
Net Increase in Net Assets Resulting from Operations	$683,704

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(16,367)	$(19,027)
Net Realized Gain (Loss)	65,174	(32,839)
Net Change in Unrealized Appreciation (Depreciation)	634,897	951,506
Net Increase in Net Assets Resulting from Operations	683,704	899,640
Capital Share Transactions: (1)
Class I:
Subscribed	931,846	904,534
Redeemed	(503,756)	(546,491)
Class A:
Subscribed	196,932	219,604
Redeemed	(190,166)	(216,191)
Class L:
Exchanged	35	46
Redeemed	(1,934)	(4,481)
Class C:
Subscribed	49,700	70,635
Redeemed	(28,447)	(36,622)
Class IS:
Subscribed	83,686	115,916
Redeemed	(18,463)	(4,208)
Net Increase in Net Assets Resulting from Capital Share Transactions	519,433	502,742
Total Increase in Net Assets	1,203,137	1,402,382
Net Assets:
Beginning of Period	3,780,081	2,377,699
End of Period	$4,983,218	$3,780,081
(1) Capital Share Transactions:
Class I:
Shares Subscribed	32,678	34,981
Shares Redeemed	(18,174)	(20,909)
Net Increase in Class I Shares Outstanding	14,504	14,072
Class A:
Shares Subscribed	7,085	8,760
Shares Redeemed	(7,025)	(8,663)
Net Increase in Class A Shares Outstanding	60	97
Class L:
Shares Exchanged	2	2
Shares Redeemed	(71)	(180)
Net Decrease in Class L Shares Outstanding	(69)	(178)
Class C:
Shares Subscribed	1,850	2,895
Shares Redeemed	(1,103)	(1,514)
Net Increase in Class C Shares Outstanding	747	1,381
Class IS:
Shares Subscribed	2,889	4,310
Shares Redeemed	(616)	(155)
Net Increase in Class IS Shares Outstanding	2,273	4,155

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$29.12		$21.50		$22.94		$15.41		$16.36		$13.98
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.12)		(0.07)		(0.06)		(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss)	4.83		7.74		(1.20)		7.68		0.18		2.64
Total from Investment Operations	4.73		7.62		(1.27)		7.62		0.13		2.59
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.17)		(0.09)		(1.08)		(0.21)
Net Asset Value, End of Period	$33.85		$29.12		$21.50		$22.94		$15.41		$16.36
Total Return(3)	16.24	%(7)	35.44%		(5.66)%		49.44%		1.05%		18.50%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,072,597		$2,220,219		$1,337,133		$898,008		$255,187		$238,920
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		0.99%		1.07%		1.20%
Ratio of Expenses After Expense Limitation	0.91	%(4)(8)	0.94	%(4)	0.94	%(4)(6)	0.79	%(4)	0.80	%(4)	0.98	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.94	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.68	)%(4)(8)	(0.44	)%(4)	(0.30	)%(4)	(0.31	)%(4)	(0.34	)%(4)	(0.33	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	17	%(7)	15%		28%		30%		37%		115%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class I shares. Prior to December 7, 2015, the maximum ratio was 1.10% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.25% for Class I shares.

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to January 1, 2018, the maximum ratio was 0.81% for Class I shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$28.10		$20.81		$22.28		$15.01		$16.03		$13.75
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)		(0.18)		(0.14)		(0.12)		(0.11)		(0.10)
Net Realized and Unrealized Gain (Loss)	4.66		7.47		(1.16)		7.48		0.17		2.59
Total from Investment Operations	4.52		7.29		(1.30)		7.36		0.06		2.49
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.17)		(0.09)		(1.08)		(0.21)
Net Asset Value, End of Period	$32.62		$28.10		$20.81		$22.28		$15.01		$16.03
Total Return(3)	16.09	%(7)	35.03%		(5.96)%		49.03%		0.62%		18.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,244,426		$1,070,124		$790,571		$780,705		$340,092		$347,683
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		1.32%		1.41%		1.50%
Ratio of Expenses After Expense Limitation	1.21	%(4)(8)	1.22	%(4)	1.26	%(4)(6)	1.12	%(4)	1.17	%(4)	1.25	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.22	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.97	)%(4)(8)	(0.72	)%(4)	(0.59	)%(4)	(0.63	)%(4)	(0.70	)%(4)	(0.64	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	17	%(7)	15%		28%		30%		37%		115%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class A Shares. Prior to December 7, 2015, the maximum ratio was 1.45% for Class A Share. Prior to January 23,2015, the maximum ratio was 1.60% for class A shares.

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to January 1, 2018, the maximum ratio was 1.23% for Class A shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$27.72		$20.54		$22.01		$14.84		$15.87		$13.62
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)		(0.19)		(0.15)		(0.13)		(0.12)		(0.11)
Net Realized and Unrealized Gain (Loss)	4.59		7.37		(1.15)		7.39		0.17		2.57
Total from Investment Operations	4.45		7.18		(1.30)		7.26		0.05		2.46
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.17)		(0.09)		(1.08)		(0.21)
Net Asset Value, End of Period	$32.17		$27.72		$20.54		$22.01		$14.84		$15.87
Total Return(3)	16.05	%(7)	34.96%		(6.04)%		48.91%		0.56%		18.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,172		$40,836		$33,913		$39,979		$30,133		$34,628
Ratio of Expenses Before Expense Limitation	1.73	%(8)	1.74%		1.78%		1.86%		1.93%		2.03%
Ratio of Expenses After Expense Limitation	1.27	%(4)(8)	1.28	%(4)	1.32	%(4)(6)	1.20	%(4)	1.25	%(4)	1.30	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.28	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.03	)%(4)(8)	(0.78	)%(4)	(0.65	)%(4)	(0.67	)%(4)	(0.79	)%(4)	(0.70	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	17	%(7)	15%		28%		30%		37%		115%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class L shares.

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class L shares. Prior to January 1, 2018, the maximum ratio was 1.50% for Class L shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$26.90		$20.07		$21.64		$14.69		$15.80		$15.25
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.22)		(0.35)		(0.30)		(0.26)		(0.21)		(0.15)
Net Realized and Unrealized Gain (Loss)	4.45		7.18		(1.10)		7.30		0.18		0.91
Total from Investment Operations	4.23		6.83		(1.40)		7.04		(0.03)		0.76
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.17)		(0.09)		(1.08)		(0.21)
Net Asset Value, End of Period	$31.13		$26.90		$20.07		$21.64		$14.69		$15.80
Total Return(4)	15.72	%(7)	34.03%		(6.61)%		47.92%		0.05%		4.95	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$313,843		$251,160		$159,642		$104,364		$33,801		$20,475
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		2.01%		2.08%		2.22	%(8)
Ratio of Expenses After Expense Limitation	1.91	%(5)(8)	1.94	%(5)	1.95	%(5)(6)	1.81	%(5)	1.84	%(5)	2.03	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.94	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.67	)%(5)(8)	(1.45	)%(5)	(1.30	)%(5)	(1.33	)%(5)	(1.38	)%(5)	(1.40	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	17	%(7)	15%		28%		30%		37%		115%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to January 1, 2018, the maximum ratio was 2.20% for Class C shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$29.18		$21.53		$23.00		$15.44		$16.38		$13.99
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.14)		(0.00	)(3)	(0.05)		(0.06)		(0.05)
Net Realized and Unrealized Gain (Loss)	4.86		7.79		(1.30)		7.70		0.20		2.65
Total from Investment Operations	4.77		7.65		(1.30)		7.65		0.14		2.60
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.17)		(0.09)		(1.08)		(0.21)
Net Asset Value, End of Period	$33.95		$29.18		$21.53		$23.00		$15.44		$16.38
Total Return(4)	16.35	%(8)	35.53%		(5.78)%		49.54%		1.11%		18.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$221,601		$124,173		$2,156		$1,650		$23		$804
Ratio of Expenses Before Expense Limitation	N/A		0.86%		N/A		1.24%		3.82%		3.56%
Ratio of Expenses After Expense Limitation	0.83	%(5)(9)	0.84	%(5)	0.88	%(5)(7)	0.71	%(5)	0.71	%(5)	0.77	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.84	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.60	)%(5)(9)	(0.51	)%(5)	(0.02	)%(5)	(0.23	)%(5)	(0.41	)%(5)	(0.28	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	17	%(8)	15%		28%		30%		37%		115%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.72% for Class IS shares. Prior to December 7, 2015, the maximum ratio was 1.03% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.18% for Class IS shares.

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to January 1, 2018, the maximum ratio was 0.72% for Class IS shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Opportunity Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$29.22		$21.56		$26.67
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.09)		(0.06)
Net Realized and Unrealized Gain on Investments Gain (Loss)	4.86		7.75		(4.88)
Total from Investment Operations	4.77		7.66		(4.94)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.17)
Net Asset Value, End of Period	$33.99		$29.22		$21.56
Total Return(3)	16.32	%(5)	35.53%		(18.63	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$85,579		$73,569		$54,284
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.83	%(4)(6)	0.84	%(4)	0.88	%(4)(6)
Ratios of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.84	%(4)	N/A
Ratio of Net Investment Loss	(0.59	)%(4)(6)	(0.35	)%(4)	(0.46	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		(0.01	)%(6)
Portfolio Turnover Rate	17	%(5)	15%		28%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$188,038	$—		$188,038
Banks	—	207,536	—		207,536
Beverages	—	53,383	—		53,383
Construction Materials	24,312	—	—		24,312
Diversified Consumer Services	283,356	—	—		283,356
Electronic Equipment, Instruments & Components	—	104,975	—		104,975
Entertainment	232,139	—	—		232,139
Food Products	—	45,741	—		45,741
Health Care Equipment & Supplies 63,979 — — 63,979 Health Care Technology	45,212	—	13,765		58,977
Information Technology Services	798,241	—	—		798,241
Interactive Media & Services	412,338	44,086	—		456,424
Internet & Direct Marketing Retail	596,399	170,686	—		767,085
Road & Rail	184,194	—	—		184,194
Software	852,014	—	—		852,014
Textiles, Apparel & Luxury Goods	—	247,366	—		247,366
Total Common Stocks	3,492,184	1,061,811	13,765		4,567,760
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Internet & Direct Marketing Retail	—	—	3,134		3,134
Total Preferred Stocks	—	—	3,134	†	3,134	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Call Option Purchased	$—	$97	$—		$97
Short-Term Investment
Investment Company	418,922	—	—		418,922
Total Assets	$3,911,106	$1,061,908	$16,899	†	$4,989,913	†

†  Includes one security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$13,521	$8,503
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	244	(5,369)
Realized gains (losses)	—	—
Ending Balance	$13,765	$3,134 †
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$244	$(5,369)

†  Includes one security valued at zero.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2020.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$13,765	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.4	x	Increase
			Discount for Lack of Marketability	12.0%		Decrease
Preferred Stocks	$3,134	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.6	x	Increase
			Discount for Lack of Marketability	16.5%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Option	Investments, at Value (Purchased Options)	Currency Risk	$97	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(5,789	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$4,786	(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Option	$97	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$97	(a)	$—	$(97)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,143,938,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.71% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.40% for Class L shares, 2.10% for Class C shares, 0.95% for Class IS shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2020.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2020, this waiver amounted to approximately $89,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,026,822,000 and $647,882,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $276,000 relating to the Fund's investment in the Liquidity Funds.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$295,110	$795,904	$672,092	$949
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$418,922

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$12,718	$6,448

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$18,982	$(18,982)

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $50,341,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2019, the Fund intends to defer to January 1, 2020 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$12,127	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 33.6%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
29

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
3180182 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
Privacy Notice	24
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Permanence Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Permanence Portfolio Class I	$1,000.00	$1,045.20	$1,019.89	$5.09	$5.02	1.00%
Global Permanence Portfolio Class A	1,000.00	1,042.40	1,018.20	6.80	6.72	1.34
Global Permanence Portfolio Class C	1,000.00	1,038.80	1,014.42	10.65	10.52	2.10
Global Permanence Portfolio Class IS	1,000.00	1,044.20	1,020.14	4.83	4.77	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
Canada (9.4%)
Brookfield Asset Management, Inc., Class A	1,169	$38
Canadian National Railway Co.	427	38
Constellation Software, Inc.	60	68
FirstService Corp.	1,049	106
		250
Denmark (3.6%)
Chr Hansen Holding A/S	935	96
France (13.8%)
Christian Dior SE	278	118
EssilorLuxottica SA (a)	307	40
Hermes International	144	121
L'Oreal SA (a)	138	45
Remy Cointreau SA	333	45
		369
India (2.4%)
HDFC Bank Ltd. ADR	1,407	64
Netherlands (3.4%)
JDE Peet's BV (a)	2,202	89
United Kingdom (9.3%)
Abcam PLC	2,140	35
Intertek Group PLC	584	39
Rentokil Initial PLC	5,976	38
Royalty Pharma PLC, Class A (a)	2,819	137
		249
United States (54.2%)
Amazon.com, Inc. (a)	55	152
ASML Holding NV	385	142
Autodesk, Inc. (a)	342	82
Costco Wholesale Corp.	200	61
Ecolab, Inc.	489	97
Facebook, Inc., Class A (a)	171	39
HEICO Corp., Class A	1,212	98
IHS Markit Ltd.	549	41
Intercontinental Exchange, Inc.	661	61
Intuitive Surgical, Inc. (a)	223	127
Linde PLC	189	40
Microsoft Corp.	211	43
NIKE, Inc., Class B	388	38
Royal Gold, Inc.	187	23
S&P Global, Inc.	218	72
Sherwin-Williams Co. (The)	73	42
Starbucks Corp.	482	36
	Shares	Value (000)
Texas Pacific Land Trust	83	$49
Veeva Systems, Inc., Class A (a)	701	164
Waste Connections, Inc.	426	40
		1,447
Total Investments Excluding Purchased Options (96.1%) (Cost $2,182)		2,564
Total Purchased Options Outstanding (0.1%) (Cost $8)		3
Total Investments (96.2%) (Cost $2,190) (b)(c)		2,567
Other Assets in Excess of Liabilities (3.8%)		102
Net Assets (100.0%)		$2,669

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $577,000 and 21.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $401,000 and the aggregate gross unrealized depreciation is approximately $24,000, resulting in net unrealized appreciation of approximately $377,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	CNH/USD	USD	8.48	May-21	402,840	403	$1		$3	$(2)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan-21	584,065	584	2		3	(1)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	457,174	457	—	@	2	(2)
							$3		$8	$(5)

@  —  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.6%
Textiles, Apparel & Luxury Goods	12.4
Chemicals	10.7
Software	7.5
Capital Markets	6.7
Health Care Technology	6.4
Internet & Direct Marketing Retail	5.9
Semiconductors & Semiconductor Equipment	5.5
Pharmaceuticals	5.3
Health Care Equipment & Supplies	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Permanence Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,190)	$2,567
Foreign Currency, at Value (Cost $10)	10
Receivable for Investments Sold	61
Due from Adviser	53
Dividends Receivable	1
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	52
Total Assets	2,744
Liabilities:
Payable for Offering Costs	40
Payable for Professional Fees	25
Bank Overdraft	4
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	—	@
Payable for Administration Fees	—	@
Other Liabilities	6
Total Liabilities	75
Net Assets	$2,669
Net Assets Consist of:
Paid-in-Capital	$2,410
Total Distributable Earnings	259
Net Assets	$2,669
CLASS I:
Net Assets	$2,635
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	237,221
Net Asset Value, Offering and Redemption Price Per Share	$11.11
CLASS A:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,046
Net Asset Value, Redemption Price Per Share	$11.06
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.61
Maximum Offering Price Per Share	$11.67
CLASS C:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.97
CLASS IS:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$11.11

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Permanence Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $-@ of Foreign Taxes Withheld)	$7
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	7
Expenses:
Professional Fees	49
Offering Costs	42
Registration Fees	11
Advisory Fees (Note B)	10
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Administration Fees (Note C)	1
Directors' Fees and Expenses	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	9
Total Expenses	138
Expenses Reimbursed by Adviser (Note B)	(112)
Waiver of Advisory Fees (Note B)	(10)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	12
Net Investment Loss	(5)
Realized Gain (Loss):
Investments Sold	(124)
Foreign Currency Translation	— @
Net Realized Loss	(124)
Change in Unrealized Appreciation (Depreciation):
Investments	251
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	251
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	127
Net Increase in Net Assets Resulting from Operations	$122

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Permanence Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)		Period from April 30, 2019^ to December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(5)		$8
Net Realized Gain (Loss)	(124)		3
Net Change in Unrealized Appreciation (Depreciation)	251		126
Net Increase in Net Assets Resulting from Operations	122		137
Capital Share Transactions:(1)
Class I:
Subscribed	42		2,337
Class A:
Subscribed	1		11
Redeemed	(—	@)	(1)
Class C:
Subscribed	—		10
Class IS:
Subscribed	—		10
Net Increase in Net Assets Resulting from Capital Share Transactions	43		2,367
Total Increase in Net Assets	165		2,504
Net Assets:
Beginning of Period	2,504		—
End of Period	$2,669		$2,504
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5		232
Class A:
Shares Subscribed	—	@@	1
Shares Redeemed	(—	@@)	(—	@@)
Net Increase in Class A Shares Outstanding	—	@@	1
Class C:
Shares Subscribed	—		1
Class IS:
Shares Subscribed	—		1

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Permanence Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from April 30, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$10.63		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		0.04
Net Realized and Unrealized Gain	0.50		0.59
Total from Investment Operations	0.48		0.63
Net Asset Value, End of Period	$11.11		$10.63
Total Return(3)	4.52	%(6)	6.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,635		$2,471
Ratio of Expenses Before Expense Limitation	11.17	%(7)	12.79	%(7)
Ratio of Expenses After Expense Limitation	1.00	%(4)(7)	0.99	%(4)(7)
Ratio of Net Investment Income (Loss)	(0.39	)%(4)(7)	0.53	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01	%(7)
Portfolio Turnover Rate	82	%(6)	35	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Permanence Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from April 30, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$10.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)		0.01
Net Realized and Unrealized Gain	0.49		0.60
Total from Investment Operations	0.45		0.61
Net Asset Value, End of Period	$11.06		$10.61
Total Return(3)	4.24	%(5)	6.10	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11
Ratio of Expenses Before Expense Limitation	29.51	%(6)	30.61	%(6)
Ratio of Expenses After Expense Limitation	1.34	%(4)(6)	1.34	%(4)(6)
Ratio of Net Investment Income (Loss)	(0.74	)%(4)(6)	0.17	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	82	%(5)	35	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Permanence Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from April 30, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$10.56		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.04)
Net Realized and Unrealized Gain	0.48		0.60
Total from Investment Operations	0.41		0.56
Net Asset Value, End of Period	$10.97		$10.56
Total Return(3)	3.88	%(6)	5.60	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$11
Ratio of Expenses Before Expense Limitation	30.63	%(7)	31.59	%(7)
Ratio of Expenses After Expense Limitation	2.10	%(4)(7)	2.09	%(4)(7)
Ratio of Net Investment Loss	(1.49	)%(4)(7)	(0.57	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01	%(7)
Portfolio Turnover Rate	82	%(6)	35	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Permanence Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Period from April 30, 2019(1) to December 31, 2019
Net Asset Value, Beginning of Period	$10.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		0.04
Net Realized and Unrealized Gain	0.49		0.60
Total from Investment Operations	0.47		0.64
Net Asset Value, End of Period	$11.11		$10.64
Total Return(3)	4.42	%(6)	6.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$11
Ratio of Expenses Before Expense Limitation	28.98	%(7)	30.53	%(7)
Ratio of Expenses After Expense Limitation	0.95	%(4)(7)	0.94	%(4)(7)
Ratio of Net Investment Income (Loss)	(0.35	)%(4)(7)	0.59	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01	%(7)
Portfolio Turnover Rate	82	%(6)	35	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$98	$—	$—	$98
Banks	64	—	—	64
Beverages	—	45	—	45
Biotechnology	—	35	—	35
Capital Markets	171	—	—	171
Chemicals	179	96	—	275
Commercial Services & Supplies	40	38	—	78
Food & Staples Retailing	61	—	—	61
Food Products	89	—	—	89
Health Care Equipment & Supplies	127	—	—	127
Health Care Technology	164	—	—	164
Hotels, Restaurants & Leisure	36	—	—	36
Interactive Media & Services	39	—	—	39
Internet & Direct Marketing Retail	152	—	—	152
Metals & Mining	23	—	—	23
Oil, Gas & Consumable Fuels	49	—	—	49
Personal Products	—	45	—	45
Pharmaceuticals	137	—	—	137
Professional Services	41	39	—	80
Real Estate Management & Development	106	—	—	106
Road & Rail	38	—	—	38
Semiconductors & Semiconductor Equipment	142	—	—	142
Software	193	—	—	193
Textiles, Apparel & Luxury Goods	38	279	—	317
Total Common Stocks	1,987	577	—	2,564
Call Options Purchased	—	3	—	3
Total Assets	$1,987	$580	$—	$2,567

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$3	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$3	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$3	(a)	$—	$—	$3

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,506,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $10,000 of advisory fees were waived and approximately $116,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,983,000 and $2,039,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$51	$788	$839	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$—

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2019.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$22	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 34.9%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the period since the end of April 2019, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer average and actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

24

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGPERMSAN
3183629 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
Privacy Notice	29
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class I	$1,000.00	$733.50	$1,019.89	$4.31	$5.02	1.00%
Global Real Estate Portfolio Class A	1,000.00	732.00	1,018.15	5.81	6.77	1.35
Global Real Estate Portfolio Class L	1,000.00	730.30	1,015.66	7.96	9.27	1.85
Global Real Estate Portfolio Class C	1,000.00	729.10	1,014.42	9.03	10.52	2.10
Global Real Estate Portfolio Class IS	1,000.00	733.50	1,020.19	4.05	4.72	0.94
Global Real Estate Portfolio Class IR	1,000.00	733.50	1,020.19	4.05	4.72	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Australia (2.4%)
Dexus REIT	472,436	$3,032
Goodman Group REIT	30,175	311
GPT Group (The) REIT	519,694	1,510
Mirvac Group REIT	592,837	896
Scentre Group REIT	830,034	1,260
Stockland REIT	46,347	107
Vicinity Centres REIT	480,595	482
		7,598
Austria (0.0%)
CA Immobilien Anlagen AG	1,334	45
Canada (1.5%)
Boardwalk REIT	2,331	51
Crombie Real Estate Investment Trust REIT	56,705	535
First Capital Real Estate Investment Trust	177,412	1,814
H&R Real Estate Investment Trust REIT	40,053	288
RioCan Real Estate Investment Trust REIT	161,163	1,823
SmartCentres Real Estate Investment Trust REIT	14,294	220
		4,731
China (1.8%)
China Overseas Land & Investment Ltd. (a)	113,000	345
China Resources Land Ltd. (a)	434,000	1,659
KWG Property Holding Ltd. (a)(b)	88,000	150
Longfor Group Holdings Ltd. (a)	541,500	2,592
Poly Property Development Co., Ltd., Class H (a)	18,000	182
Shimao Property Holdings Ltd. (a)	117,000	500
Sunac China Holdings Ltd. (a)	28,000	119
		5,547
Finland (0.3%)
Kojamo Oyj	43,493	919
France (3.7%)
Carmila SA REIT	27,463	378
Covivio REIT	3,757	272
Gecina SA REIT	25,397	3,137
ICADE REIT	825	58
Klepierre SA REIT	189,802	3,794
Mercialys SA REIT	143,841	1,206
Unibail-Rodamco-Westfield REIT	46,165	2,602
		11,447
Germany (4.4%)
ADO Properties SA (b)	12,322	336
Alstria Office AG REIT	94,590	1,408
Deutsche Wohnen SE	89,759	4,033
LEG Immobilien AG	11,735	1,489
Vonovia SE	105,907	6,473
		13,739
Hong Kong (7.8%)
CK Asset Holdings Ltd.	235,000	1,409
Hang Lung Properties Ltd.	642,000	1,526
Hongkong Land Holdings Ltd.	721,300	3,001
	Shares	Value (000)
Hysan Development Co., Ltd.	97,014	$313
Link REIT	538,875	4,424
New World Development Co. Ltd.	383,439	1,821
Sun Hung Kai Properties Ltd.	518,367	6,622
Swire Properties Ltd.	1,254,700	3,204
Wharf Real Estate Investment Co., Ltd.	418,075	2,007
		24,327
Ireland (0.7%)
Hibernia REIT PLC	1,635,973	2,065
Japan (10.9%)
Activia Properties, Inc. REIT	106	367
Advance Residence Investment Corp. REIT	420	1,250
Daiwa Office Investment Corp. REIT	157	867
GLP J-REIT	881	1,273
Hulic Co., Ltd.	72,500	684
Hulic REIT, Inc.	249	310
Invincible Investment Corp. REIT	1,756	456
Japan Hotel REIT Investment Corp.	1,434	595
Japan Prime Realty Investment Corp. REIT	75	220
Japan Real Estate Investment Corp. REIT	522	2,679
Japan Retail Fund Investment Corp. REIT	184	230
Kenedix Office Investment Corp. REIT	144	805
Kenedix, Inc.	63,200	312
Mitsubishi Estate Co., Ltd.	321,900	4,797
Mitsubishi Estate Logistics REIT Investment Corp. REIT	216	795
Mitsui Fudosan Co., Ltd.	263,400	4,679
Mitsui Fudosan Logistics Park, Inc. REIT	279	1,247
Mori Trust Sogo Reit, Inc.	289	357
Nippon Building Fund, Inc. REIT	701	3,992
Nippon Prologis, Inc. REIT	684	2,078
Nomura Real Estate Master Fund, Inc. REIT	1,033	1,237
Orix, Inc. J-REIT	239	315
Premier Investment Corp. REIT	284	316
Sumitomo Realty & Development Co., Ltd.	120,900	3,337
United Urban Investment Corp. REIT	765	824
		34,022
Malta (0.0%)
BGP Holdings PLC (b)(c)	12,867,024	19
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	80,517	1,038
NSI N.V. REIT	20,797	803
		1,841
Norway (0.5%)
Entra ASA	105,195	1,348
Norwegian Property ASA	235,558	300
		1,648
Singapore (1.8%)
Ascendas Real Estate Investment Trust REIT	669,189	1,535
CapitaLand Commercial Trust REIT	131,395	161
CapitaLand Mall Trust REIT	168,800	240
Frasers Logistics & Industrial Trust REIT	122,400	105

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
Keppel DC REIT	781,300	$1,431
Mapletree Commercial Trust REIT	461,246	645
Mapletree Industrial Trust REIT	298,800	622
Mapletree Logistics Trust REIT	356,500	501
UOL Group Ltd.	54,976	270
		5,510
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	146,418	1,294
Merlin Properties Socimi SA REIT	252,917	2,108
		3,402
Sweden (1.1%)
Atrium Ljungberg AB, Class B	36,105	510
Castellum AB	19,207	360
Fabege AB	99,684	1,172
Hufvudstaden AB, Class A	87,960	1,097
Kungsleden AB	58,038	434
		3,573
Switzerland (0.3%)
PSP Swiss Property AG (Registered)	9,256	1,043
United Kingdom (5.4%)
British Land Co., PLC (The) REIT	858,143	4,105
Capital & Counties Properties PLC	249,310	452
Derwent London PLC REIT	66,600	2,291
Grainger PLC	67,765	240
Great Portland Estates PLC REIT	244,258	1,914
Hammerson PLC REIT	583,870	579
Land Securities Group PLC REIT	641,563	4,384
Segro PLC REIT	63,374	701
Shaftesbury PLC REIT	21,709	142
St. Modwen Properties PLC	95,061	408
Urban & Civic PLC	414,133	1,197
Workspace Group PLC REIT	44,661	362
		16,775
United States (54.3%)
Alexandria Real Estate Equities, Inc. REIT	18,387	2,983
American Campus Communities, Inc. REIT	125,230	4,378
American Homes 4 Rent, Class A REIT	41,784	1,124
AvalonBay Communities, Inc. REIT	67,909	10,501
Boston Properties, Inc. REIT	86,002	7,773
Brixmor Property Group, Inc. REIT	5,990	77
Camden Property Trust REIT	58,622	5,348
Cousins Properties, Inc. REIT	77,500	2,312
CubeSmart REIT	117,054	3,159
DiamondRock Hospitality Co. REIT	130,922	724
Digital Realty Trust, Inc. REIT	46,390	6,593
Duke Realty Corp. REIT	54,870	1,942
Equity Lifestyle Properties, Inc. REIT	7,017	438
Equity Residential REIT	99,105	5,829
Essex Property Trust, Inc. REIT	15,146	3,471
Exeter Industrial Value Fund, LP (b)(c)(d)	1,860,000	110
Extra Space Storage, Inc. REIT	20,565	1,900
	Shares	Value (000)
Five Star Senior Living, Inc. (b)	3,789	$15
Gaming and Leisure Properties, Inc. REIT	56,332	1,949
Healthcare Realty Trust, Inc. REIT	152,038	4,453
Healthcare Trust of America, Inc., Class A REIT	61,219	1,624
Healthpeak Properties, Inc. REIT	74,727	2,060
Highwoods Properties, Inc. REIT	18,700	698
Host Hotels & Resorts, Inc. REIT	627,759	6,774
Hudson Pacific Properties, Inc. REIT	151,449	3,810
Invitation Homes, Inc. REIT	182,261	5,018
JBG SMITH Properties REIT	64,369	1,903
Kilroy Realty Corp. REIT	53,707	3,153
Lexington Realty Trust REIT	80,680	851
Life Storage, Inc. REIT	7,874	748
Macerich Co. (The) REIT	24,650	221
Mack-Cali Realty Corp. REIT	95,012	1,453
Mid-America Apartment Communities, Inc. REIT	15,372	1,763
Paramount Group, Inc. REIT	194,928	1,503
ProLogis, Inc. REIT	165,641	15,459
Public Storage REIT	22,056	4,232
QTS Realty Trust, Inc., Class A REIT	4,839	310
Regency Centers Corp. REIT	70,255	3,224
RLJ Lodging Trust REIT	178,070	1,681
Simon Property Group, Inc. REIT	211,676	14,474
SL Green Realty Corp. REIT	271,480	13,381
Sunstone Hotel Investors, Inc. REIT	318,659	2,597
Taubman Centers, Inc. REIT	26,480	1,000
UDR, Inc. REIT	8,834	330
Ventas, Inc. REIT	194,849	7,135
Vornado Realty Trust REIT	98,943	3,781
Weingarten Realty Investors REIT	184,911	3,500
Welltower, Inc. REIT	28,085	1,453
		169,215
Total Common Stocks (Cost $274,319)		307,466
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $958)	958,234	958
Total Investments (98.9%) (Cost $275,277) (e)(f)		308,424
Other Assets in Excess of Liabilities (1.1%)		3,461
Net Assets (100.0%)		$311,885

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

(c)  At June 30, 2020, the Fund held fair valued securities valued at approximately $129,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of $0. At June 30, 2020, this security had an aggregate market value of approximately $110,000, representing less than 0.05% of net assets.

(e)  The approximate fair value and percentage of net assets, $131,680,000 and 42.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $66,704,000 and the aggregate gross unrealized depreciation is approximately $33,557,000, resulting in net unrealized appreciation of approximately $33,147,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	24.2%
Office	21.0
Residential	17.9
Retail	14.0
Other*	9.3
Industrial	8.2
Health Care	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $274,319)	$307,466
Investment in Security of Affiliated Issuer, at Value (Cost $958)	958
Total Investments in Securities, at Value (Cost $275,277)	308,424
Foreign Currency, at Value (Cost $584)	582
Cash	32
Receivable for Fund Shares Sold	2,517
Dividends Receivable	1,238
Receivable for Investments Sold	466
Tax Reclaim Receivable	105
Receivable from Affiliate	—	@
Other Assets	145
Total Assets	313,509
Liabilities:
Payable for Advisory Fees	592
Payable for Investments Purchased	342
Deferred Capital Gain Country Tax	206
Payable for Fund Shares Redeemed	180
Payable for Sub Transfer Agency Fees — Class I	114
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	41
Payable for Custodian Fees	28
Payable for Administration Fees	22
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	3
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	85
Total Liabilities	1,624
Net Assets	$311,885
Net Assets Consist of:
Paid-in-Capital	$317,246
Total Accumulated Loss	(5,361)
Net Assets	$311,885

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$91,417
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,626,230
Net Asset Value, Offering and Redemption Price Per Share	$7.24
CLASS A:
Net Assets	$4,591
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	636,691
Net Asset Value, Redemption Price Per Share	$7.21
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.40
Maximum Offering Price Per Share	$7.61
CLASS L:
Net Assets	$814
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	114,336
Net Asset Value, Offering and Redemption Price Per Share	$7.12
CLASS C:
Net Assets	$271
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	38,936
Net Asset Value, Offering and Redemption Price Per Share	$6.97
CLASS IS:
Net Assets	$214,785
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,671,308
Net Asset Value, Offering and Redemption Price Per Share	$7.24
CLASS IR:
Net Assets	$7
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	994
Net Asset Value, Offering and Redemption Price Per Share	$7.24

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $317 of Foreign Taxes Withheld)	$7,377
Dividends from Security of Affiliated Issuer (Note G)	10
Total Investment Income	7,387
Expenses:
Advisory Fees (Note B)	1,776
Administration Fees (Note C)	178
Sub Transfer Agency Fees — Class I	152
Sub Transfer Agency Fees — Class A	6
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	62
Professional Fees	58
Registration Fees	34
Shareholder Reporting Fees	30
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	15
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	3
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class L (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	2
Directors' Fees and Expenses	6
Pricing Fees	5
Other Expenses	15
Expenses Before Non Operating Expenses	2,364
Bank Overdraft Expense	43
Total Expenses	2,407
Reimbursement of Class Specific Expenses — Class I (Note B)	(111)
Reimbursement of Class Specific Expenses — Class A (Note B)	(15)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(3)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Waiver of Advisory Fees (Note B)	(78)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	2,194
Net Investment Income	5,193
Realized Loss:
Investments Sold (Net of $107 of Capital Gain Country Tax)	(8,722)
Foreign Currency Translation	(101)
Net Realized Loss	(8,823)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $10)	(141,790)
Foreign Currency Translation	(31)
Net Change in Unrealized Appreciation (Depreciation)	(141,821)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(150,644)
Net Decrease in Net Assets Resulting from Operations	$(145,451)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,193	$19,731
Net Realized Gain (Loss)	(8,823)	51,608
Net Change in Unrealized Appreciation (Depreciation)	(141,821)	74,806
Net Increase (Decrease) in Net Assets Resulting from Operations	(145,451)	146,145
Dividends and Distributions to Shareholders:
Class I	—	(30,795)
Class A	—	(992)
Class L	—	(121)
Class C	—	(33)
Class IS	—	(31,992)
Class IR	—	(1)
Total Dividends and Distributions to Shareholders	—	(63,934)
Capital Share Transactions:(1)
Class I:
Subscribed	24,082	52,386
Distributions Reinvested	—	21,514
Redeemed	(200,281)	(143,648)
Class A:
Subscribed	232	1,398
Distributions Reinvested	—	985
Redeemed	(3,295)	(5,586)
Class L:
Exchanged	101	25
Distributions Reinvested	—	121
Redeemed	(328)	(39)
Class C:
Subscribed	—	110
Distributions Reinvested	—	33
Redeemed	(19)	(208)
Class IS:
Subscribed	31,151	44,869
Distributions Reinvested	—	30,673
Redeemed	(80,610)	(292,311)
Class IR:
Distributions Reinvested	—	1
Net Decrease in Net Assets Resulting from Capital Share Transactions	(228,967)	(289,677)
Total Decrease in Net Assets	(374,418)	(207,466)
Net Assets:
Beginning of Period	686,303	893,769
End of Period	$311,885	$686,303

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,360	5,134
Shares Issued on Distributions Reinvested	—	2,227
Shares Redeemed	(23,487)	(13,954)
Net Decrease in Class I Shares Outstanding	(20,127)	(6,593)
Class A:
Shares Subscribed	28	136
Shares Issued on Distributions Reinvested	—	102
Shares Redeemed	(481)	(543)
Net Decrease in Class A Shares Outstanding	(453)	(305)
Class L:
Shares Exchanged	15	3
Shares Issued on Distributions Reinvested	—	13
Shares Redeemed	(47)	(4)
Net Increase (Decrease) in Class L Shares Outstanding	(32)	12
Class C:
Shares Subscribed	—	11
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(3)	(21)
Net Decrease in Class C Shares Outstanding	(3)	(6)
Class IS:
Shares Subscribed	4,468	4,341
Shares Issued on Distributions Reinvested	—	3,175
Shares Redeemed	(10,294)	(28,336)
Net Decrease in Class IS Shares Outstanding	(5,826)	(20,820)
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.87		$9.19		$11.13		$10.76		$10.80		$11.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.24		0.27		0.25		0.21		0.18
Net Realized and Unrealized Gain (Loss)	(2.72)		1.43		(1.11)		0.80		0.15		(0.28)
Total from Investment Operations	(2.63)		1.67		(0.84)		1.05		0.36		(0.10)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.54)		(0.51)		(0.15)		(0.34)		(0.20)
Net Realized Gain	—		(0.45)		(0.59)		(0.53)		(0.04)		—
Paid-in-Capital	—		—		—		—		(0.02)		—
Total Distributions	—		(0.99)		(1.10)		(0.68)		(0.40)		(0.20)
Net Asset Value, End of Period	$7.24		$9.87		$9.19		$11.13		$10.76		$10.80
Total Return(3)	(26.65	)%(8)	18.35%		(7.92)%		9.73%		3.42%		(0.94)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$91,417		$323,386		$361,680		$553,319		$471,790		$1,192,624
Ratio of Expenses Before Expense Limitation	1.18	%(9)	1.05%		1.10%		1.07%		1.04%		1.05%
Ratio of Expenses After Expense Limitation	1.02	%(4)(6)(9)	1.00	%(4)	1.03	%(4)(5)	1.05	%(4)	1.04	%(4)	1.05	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.00	%(4)(9)	1.00	%(4)	1.03	%(4)	1.05	%(4)	N/A		1.05	%(4)
Ratio of Net Investment Income	2.20	%(4)(9)	2.36	%(4)	2.54	%(4)	2.20	%(4)	1.88	%(4)	1.65	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20	%(8)	24%		38%		39%		26%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2018, the maximum ratio was 1.05% for Class I shares.

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.85		$9.17		$11.10		$10.71		$10.74		$11.05
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.21		0.23		0.17		0.17		0.16
Net Realized and Unrealized Gain (Loss)	(2.72)		1.41		(1.10)		0.84		0.16		(0.30)
Total from Investment Operations	(2.64)		1.62		(0.87)		1.01		0.33		(0.14)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)		(0.47)		(0.09)		(0.30)		(0.17)
Net Realized Gain	—		(0.45)		(0.59)		(0.53)		(0.04)		—
Paid-in-Capital	—		—		—		—		(0.02)		—
Total Distributions	—		(0.94)		(1.06)		(0.62)		(0.36)		(0.17)
Net Asset Value, End of Period	$7.21		$9.85		$9.17		$11.10		$10.71		$10.74
Total Return(3)	(26.80	)%(8)	17.90%		(8.19)%		9.44%		3.12%		(1.25)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,591		$10,728		$12,775		$17,701		$92,730		$135,517
Ratio of Expenses Before Expense Limitation	1.77	%(9)	1.37%		1.39%		N/A		1.36%		N/A
Ratio of Expenses After Expense Limitation	1.37	%(4)(6)(9)	1.35	%(4)	1.38	%(4)(5)	1.35	%(4)	1.35	%(4)	1.34	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.35	%(4)(9)	1.35	%(4)	1.38	%(4)	1.35	%(4)	N/A		1.34	%(4)
Ratio of Net Investment Income	1.98	%(4)(9)	2.00	%(4)	2.18	%(4)	1.55	%(4)	1.51	%(4)	1.47	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20	%(8)	24%		38%		39%		26%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class A shares.

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.75		$9.09		$11.01		$10.64		$10.61		$10.91
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.16		0.17		0.14		0.12		0.12
Net Realized and Unrealized Gain (Loss)	(2.69)		1.40		(1.09)		0.81		0.16		(0.31)
Total from Investment Operations	(2.63)		1.56		(0.92)		0.95		0.28		(0.19)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.45)		(0.41)		(0.05)		(0.19)		(0.11)
Net Realized Gain	—		(0.45)		(0.59)		(0.53)		(0.04)		—
Paid-in-Capital	—		—		—		—		(0.02)		—
Total Distributions	—		(0.90)		(1.00)		(0.58)		(0.25)		(0.11)
Net Asset Value, End of Period	$7.12		$9.75		$9.09		$11.01		$10.64		$10.61
Total Return(3)	(26.97	)%(8)	17.37%		(8.74)%		8.89%		2.65%		(1.71)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$814		$1,419		$1,220		$1,344		$1,483		$4,509
Ratio of Expenses Before Expense Limitation	2.00	%(9)	1.91%		2.02%		1.93%		1.82%		N/A
Ratio of Expenses After Expense Limitation	1.87	%(4)(6)(9)	1.85	%(4)	1.88	%(4)(5)	1.90	%(4)	1.82	%(4)	1.78	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.85	%(4)(9)	1.85	%(4)	1.88	%(4)	1.90	%(4)	N/A		1.77	%(4)
Ratio of Net Investment Income	1.47	%(4)(9)	1.54	%(4)	1.64	%(4)	1.32	%(4)	1.07	%(4)	1.12	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20	%(8)	24%		38%		39%		26%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2018, the maximum ratio was 1.90% for Class L shares.

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$9.56		$8.92		$10.83		$10.49		$10.56		$11.23
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.05		0.13		0.16		0.12		0.08		0.07
Net Realized and Unrealized Gain (Loss)	(2.64)		1.37		(1.09)		0.78		0.16		(0.60)
Total from Investment Operations	(2.59)		1.50		(0.93)		0.90		0.24		(0.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)		(0.39)		(0.03)		(0.25)		(0.14)
Net Realized Gain	—		(0.45)		(0.59)		(0.53)		(0.04)		—
Paid-in-Capital	—		—		—		—		(0.02)		—
Total Distributions	—		(0.86)		(0.98)		(0.56)		(0.31)		(0.14)
Net Asset Value, End of Period	$6.97		$9.56		$8.92		$10.83		$10.49		$10.56
Total Return(4)	(27.09	)%(9)	16.98%		(8.93)%		8.54%		2.31%		(4.71	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$271		$397		$428		$327		$305		$191
Ratio of Expenses Before Expense Limitation	2.84	%(10)	2.51%		2.47%		2.69%		2.86%		3.25	%(10)
Ratio of Expenses After Expense Limitation	2.12	%(5)(7)(10)	2.10	%(5)	2.12	%(5)(6)	2.15	%(5)	2.15	%(5)	2.15	%(5)(10)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	2.10	%(5)(10)	2.10	%(5)	2.12	%(5)	2.15	%(5)	N/A		2.15	%(5)(10)
Ratio of Net Investment Income	1.24	%(5)(10)	1.26	%(5)	1.53	%(5)	1.11	%(5)	0.75	%(5)	1.01	%(5)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)(10)
Portfolio Turnover Rate	20	%(9)	24%		38%		39%		26%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.15% for Class C shares.

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.87		$9.19		$11.13		$10.76		$10.81		$11.11
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.25		0.28		0.25		0.22		0.20
Net Realized and Unrealized Gain (Loss)	(2.73)		1.43		(1.11)		0.81		0.15		(0.29)
Total from Investment Operations	(2.63)		1.68		(0.83)		1.06		0.37		(0.09)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.55)		(0.52)		(0.16)		(0.36)		(0.21)
Net Realized Gain	—		(0.45)		(0.59)		(0.53)		(0.04)		—
Paid-in-Capital	—		—		—		—		(0.02)		—
Total Distributions	—		(1.00)		(1.11)		(0.69)		(0.42)		(0.21)
Net Asset Value, End of Period	$7.24		$9.87		$9.19		$11.13		$10.76		$10.81
Total Return(3)	(26.65	)%(8)	18.43%		(7.83)%		9.80%		3.45%		(0.84)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$214,785		$350,363		$517,658		$1,049,646		$1,255,498		$1,012,883
Ratio of Expenses Before Expense Limitation	0.98	%(9)	0.94%		N/A		N/A		0.97%		N/A
Ratio of Expenses After Expense Limitation	0.96	%(4)(6)(9)	0.94	%(4)	0.95	%(4)(5)	0.97	%(4)	0.96	%(4)	0.97	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.94	%(4)(9)	0.94	%(4)	0.95	%(4)	0.97	%(4)	N/A		0.97	%(4)
Ratio of Net Investment Income	2.40	%(4)(9)	2.41	%(4)	2.58%		2.26	%(4)	2.01	%(4)	1.78	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20	%(8)	24%		38%		39%		26%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class IS shares.

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Real Estate Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.87		$9.19		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.25		0.23
Net Realized and Unrealized Gain (Loss)	(2.74)		1.43		(1.02)
Total from Investment Operations	(2.63)		1.68		(0.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.55)		(0.52)
Net Realized Gain	—		(0.45)		(0.59)
Total Distributions	—		(1.00)		(1.11)
Net Asset Value, End of Period	$7.24		$9.87		$9.19
Total Return(3)	(26.65	)%(8)	18.44%		(7.49	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$7		$10		$8
Ratio of Expenses Before Expense Limitation	26.73	%(9)	21.38%		18.72	%(9)
Ratio of Expenses After Expense Limitation	0.96	%(4)(6)(9)	0.94	%(4)	0.94	%(4)(5)(9)
Ratios of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.94	%(4)(9)	0.94	%(4)	N/A
Ratio of Net Investment Income	2.44	%(4)(9)	2.45	%(4)	3.94	%(4)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	20	%(8)	24%		38%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class IR shares.

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund has capital subscription commitments to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS, and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$16,149	$58,526	$—	$74,675
Health Care	16,740	—	—	16,740
Industrial	18,252	7,011	110	25,373
Industrial/Office Mixed	—	2,951	—	2,951
Lodging/Resorts	11,776	1,051	—	12,827
Office	35,613	28,982	—	64,595
Residential	38,251	16,926	19	55,196
Retail	26,888	16,233	—	43,121
Self Storage	10,039	—	—	10,039
Specialty	1,949	—	—	1,949
Total Common Stocks	175,657	131,680	129	307,466
Short-Term Investment
Investment Company	958	—	—	958
Total Assets	$176,615	$131,680	$129	$308,424

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$147
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(18)
Realized gains (losses)	—
Ending Balance	$129
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$(18)

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stocks	$129	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance Transaction Valuation	$0.001	Increase
		Market Transaction Method	Discount for Lack of Marketability	50.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2020, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000, which represents 93.0% of the commitment.

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6. Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment in-

come, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8. Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $78,000 of advisory fees were waived and approximately $132,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $88,494,000 and $308,701,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

ended June 30, 2020, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$287	$92,018	$91,347	$10
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$958

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$37,385	$26,549	$53,497	$50,771

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(13,077)	$13,077

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$3,138

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 42.0%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
3181965 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
Privacy Notice	24
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Sustain Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Global Sustain Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Sustain Portfolio Class I	$1,000.00	$1,014.30	$1,020.39	$4.51	$4.52	0.90%
Global Sustain Portfolio Class A	1,000.00	1,012.30	1,018.70	6.20	6.22	1.24
Global Sustain Portfolio Class L	1,000.00	1,010.40	1,016.16	8.75	8.77	1.75
Global Sustain Portfolio Class C	1,000.00	1,008.40	1,014.92	9.99	10.02	2.00
Global Sustain Portfolio Class IS	1,000.00	1,014.30	1,020.64	4.26	4.27	0.85

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Global Sustain Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Canada (2.9%)
Constellation Software, Inc.	1,007	$1,137
France (2.6%)
L'Oreal SA (a)	2,342	756
Sanofi	2,283	233
		989
Germany (10.5%)
Henkel AG & Co., KGaA (Preference)	19,053	1,778
SAP SE	16,013	2,238
		4,016
Hong Kong (1.6%)
AIA Group Ltd.	64,800	606
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,235	581
United Kingdom (13.5%)
Experian PLC	3,255	114
GlaxoSmithKline PLC	20,882	422
Prudential PLC	34,945	527
Reckitt Benckiser Group PLC	29,561	2,720
RELX PLC (Euronext N.V)	10,395	241
RELX PLC (LSE)	32,749	758
Unilever PLC	7,851	423
		5,205
United States (65.4%)
Abbott Laboratories	13,737	1,256
Accenture PLC, Class A	9,600	2,061
Alphabet, Inc., Class A (a)	1,341	1,902
Amphenol Corp., Class A	7,922	759
Automatic Data Processing, Inc.	7,540	1,123
Baxter International, Inc.	18,900	1,627
Becton Dickinson & Co.	6,805	1,628
Cerner Corp.	8,991	616
Coca-Cola Co. (The)	8,351	373
Danaher Corp.	6,559	1,160
Factset Research Systems, Inc.	1,248	410
Fidelity National Information Services, Inc.	5,782	775
Fox Corp., Class A	9,182	246
Fox Corp., Class B (a)	7,855	211
Medtronic PLC	14,123	1,295
Microsoft Corp.	13,913	2,831
Moody's Corp.	808	222
NIKE, Inc., Class B	4,470	438
Procter & Gamble Co. (The)	12,218	1,461
Roper Technologies, Inc.	1,001	389
Texas Instruments, Inc.	3,517	447
Thermo Fisher Scientific, Inc.	2,709	982
Visa, Inc., Class A	11,122	2,148
Zoetis, Inc.	5,195	712
		25,072
Total Common Stocks (Cost $31,502)		37,606
	Shares	Value (000)
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $603)	602,640	$603
Total Investments (99.6%) (Cost $32,105) (b)(c)		38,209
Other Assets in Excess of Liabilities (0.4%)		146
Net Assets (100.0%)		$38,355

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)    Non-income producing security.

(b)    The approximate fair value and percentage of net assets, $10,816,000 and 28.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)    At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,513,000 and the aggregate gross unrealized depreciation is approximately $409,000, resulting in net unrealized appreciation of approximately $6,104,000.

ADR    American Depositary Receipt.

LSE    London Stock Exchange.

Euronext N.V.  Euronext Amsterdam Stock Market.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.0%
Health Care Equipment & Supplies	18.2
Software	16.2
Information Technology Services	16.0
Household Products	15.6
Interactive Media & Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $31,502)	$37,606
Investment in Security of Affiliated Issuer, at Value (Cost $603)	603
Total Investments in Securities, at Value (Cost $32,105)	38,209
Receivable for Fund Shares Sold	97
Dividends Receivable	40
Tax Reclaim Receivable	22
Interest Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	54
Total Assets	38,422
Liabilities:
Payable for Professional Fees	41
Payable for Advisory Fees	9
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Custodian Fees	3
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Fund Shares Redeemed	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	5
Total Liabilities	67
Net Assets	$38,355
Net Assets Consist of:
Paid-in-Capital	$31,767
Total Distributable Earnings	6,588
Net Assets	$38,355

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$22,351
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,502,874
Net Asset Value, Offering and Redemption Price Per Share	$14.87
CLASS A:
Net Assets	$3,336
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	225,365
Net Asset Value, Redemption Price Per Share	$14.80
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.82
Maximum Offering Price Per Share	$15.62
CLASS L:
Net Assets	$1,352
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	92,458
Net Asset Value, Offering and Redemption Price Per Share	$14.63
CLASS C:
Net Assets	$3,168
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	220,833
Net Asset Value, Offering and Redemption Price Per Share	$14.34
CLASS IS:
Net Assets	$8,148
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	547,886
Net Asset Value, Offering and Redemption Price Per Share	$14.87

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Global Sustain Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $13 of Foreign Taxes Withheld)	$293
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	296
Expenses:
Advisory Fees (Note B)	116
Professional Fees	56
Registration Fees	25
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	14
Administration Fees (Note C)	13
Custodian Fees (Note F)	12
Sub Transfer Agency Fees — Class I	5
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	—	@
Sub Transfer Agency Fees — Class C	1
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Directors' Fees and Expenses	1
Pricing Fees	1
Other Expenses	6
Total Expenses	273
Waiver of Advisory Fees (Note B)	(96)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	172
Net Investment Income	124
Realized Gain:
Investments Sold	454
Foreign Currency Translation	1
Net Realized Gain	455
Change in Unrealized Appreciation (Depreciation):
Investments	469
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	469
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	924
Net Increase in Net Assets Resulting from Operations	$1,048

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Sustain Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$124	$118
Net Realized Gain	455	553
Net Change in Unrealized Appreciation (Depreciation)	469	4,945
Net Increase in Net Assets Resulting from Operations	1,048	5,616
Dividends and Distributions to Shareholders:
Class I	—	(382)
Class A	—	(66)
Class L	—	(31)
Class C	—	(62)
Class IS	—	(198)
Total Dividends and Distributions to Shareholders	—	(739)
Capital Share Transactions:(1)
Class I:
Subscribed	11,407	7,782
Distributions Reinvested	—	383
Redeemed	(4,623)	(1,403)
Class A:
Subscribed	996	1,369
Distributions Reinvested	—	66
Redeemed	(601)	(871)
Class L:
Exchanged	34	—
Distributions Reinvested	—	31
Redeemed	(130)	(303)
Class C:
Subscribed	474	715
Distributions Reinvested	—	62
Redeemed	(214)	(264)
Class IS:
Subscribed	500	1,000
Distributions Reinvested	—	199
Redeemed	(— @)	(— @)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,843	8,766
Total Increase in Net Assets	8,891	13,643
Net Assets:
Beginning of Period	29,464	15,821
End of Period	$38,355	$29,464

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Global Sustain Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	840	573
Shares Issued on Distributions Reinvested	—	26
Shares Redeemed	(343)	(102)
Net Increase in Class I Shares Outstanding	497	497
Class A:
Shares Subscribed	70	101
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(47)	(65)
Net Increase in Class A Shares Outstanding	23	41
Class L:
Shares Exchanged	2	—
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(9)	(22)
Net Decrease in Class L Shares Outstanding	(7)	(20)
Class C:
Shares Subscribed	35	55
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(16)	(20)
Net Increase in Class C Shares Outstanding	19	39
Class IS:
Shares Subscribed	40	75
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(— @@)	(— @@)
Net Increase in Class IS Shares Outstanding	40	89

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Sustain Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.66		$11.58		$12.47		$10.81		$11.43		$11.34
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.09		0.12		0.13		0.17		0.15
Net Realized and Unrealized Gain (Loss)	0.14		3.38		(0.04)		2.35		0.29		0.46
Total from Investment Operations	0.21		3.47		0.08		2.48		0.46		0.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.07)		(0.13)		(0.20)		(0.18)
Net Realized Gain	—		(0.31)		(0.90)		(0.69)		(0.88)		(0.34)
Total Distributions	—		(0.39)		(0.97)		(0.82)		(1.08)		(0.52)
Net Asset Value, End of Period	$14.87		$14.66		$11.58		$12.47		$10.81		$11.43
Total Return(3)	1.43	%(7)	30.03%		0.60%		22.86%		4.20%		5.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,351		$14,756		$5,891		$5,334		$3,993		$8,531
Ratio of Expenses Before Expense Limitation	1.50	%(8)	1.92%		2.86%		3.54%		2.45%		2.21%
Ratio of Expenses After Expense Limitation	0.90	%(4)(8)	0.90	%(4)	0.93	%(4)(5)	1.00	%(4)	0.99	%(4)	0.97	%(4)
Ratio of Net Investment Income	0.93	%(4)(8)	0.68	%(4)	0.97	%(4)	1.10	%(4)	1.46	%(4)	1.26	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	14%		76%		39%		35%		61%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to April 30, 2018, the maximum ratio was 1.00% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Sustain Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.62		$11.56		$12.44		$10.79		$11.40		$11.32
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.05		0.07		0.08		0.11		0.11
Net Realized and Unrealized Gain (Loss)	0.14		3.36		(0.03)		2.35		0.32		0.45
Total from Investment Operations	0.18		3.41		0.04		2.43		0.43		0.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.02)		(0.09)		(0.16)		(0.14)
Net Realized Gain	—		(0.31)		(0.90)		(0.69)		(0.88)		(0.34)
Total Distributions	—		(0.35)		(0.92)		(0.78)		(1.04)		(0.48)
Net Asset Value, End of Period	$14.80		$14.62		$11.56		$12.44		$10.79		$11.40
Total Return(3)	1.23	%(7)	29.53%		0.26%		22.45%		3.83%		4.91%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,336		$2,949		$1,872		$2,243		$2,182		$3,246
Ratio of Expenses Before Expense Limitation	1.82	%(8)	2.25%		3.21%		3.90%		2.85%		2.52%
Ratio of Expenses After Expense Limitation	1.24	%(4)(8)	1.25	%(4)	1.28	%(4)(5)	1.35	%(4)	1.33	%(4)	1.30	%(4)
Ratio of Net Investment Income	0.50	%(4)(8)	0.35	%(4)	0.57	%(4)	0.66	%(4)	0.98	%(4)	0.98	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	14%		76%		39%		35%		61%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to April 30, 2018, the maximum ratio was 1.35% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Sustain Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.48		$11.47		$12.41		$10.76		$11.37		$11.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	(0.01)		0.01		0.03		0.06		0.05
Net Realized and Unrealized Gain (Loss)	0.15		3.33		(0.04)		2.32		0.31		0.45
Total from Investment Operations	0.15		3.32		(0.03)		2.35		0.37		0.50
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.01)		(0.10)		(0.08)
Net Realized Gain	—		(0.31)		(0.90)		(0.69)		(0.88)		(0.34)
Total Distributions	—		(0.31)		(0.91)		(0.70)		(0.98)		(0.42)
Net Asset Value, End of Period	$14.63		$14.48		$11.47		$12.41		$10.76		$11.37
Total Return(4)	1.04	%(8)	28.87%		(0.25)%		21.80%		3.31%		4.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,352		$1,437		$1,365		$1,611		$2,194		$2,848
Ratio of Expenses Before Expense Limitation	2.38	%(9)	2.77%		3.73%		4.39%		3.35%		3.06%
Ratio of Expenses After Expense Limitation	1.75	%(5)(9)	1.75	%(5)	1.78	%(5)(6)	1.85	%(5)	1.81	%(5)	1.81	%(5)
Ratio of Net Investment Income (Loss)	(0.06	)%(5)(9)	(0.09	)%(5)	0.04	%(5)	0.24	%(5)	0.52	%(5)	0.46	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13	%(8)	14%		76%		39%		35%		61%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to April 30, 2018, the maximum ratio was 1.85% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Sustain Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$14.22		$11.30		$12.26		$10.67		$11.30		$11.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.02)		(0.05)		(0.03)		(0.01)		0.02		(0.03)
Net Realized and Unrealized Gain (Loss)	0.14		3.28		(0.02)		2.30		0.32		0.02
Total from Investment Operations	0.12		3.23		(0.05)		2.29		0.34		(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.01)		(0.09)		(0.12)
Net Realized Gain	—		(0.31)		(0.90)		(0.69)		(0.88)		(0.34)
Total Distributions	—		(0.31)		(0.91)		(0.70)		(0.97)		(0.46)
Net Asset Value, End of Period	$14.34		$14.22		$11.30		$12.26		$10.67		$11.30
Total Return(4)	0.84	%(8)	28.63%		(0.50)%		21.46%		3.06%		(0.13	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,168		$2,872		$1,846		$1,430		$819		$648
Ratio of Expenses Before Expense Limitation	2.58	%(9)	2.97%		4.00%		4.71%		3.83%		3.80	%(9)
Ratio of Expenses After Expense Limitation	2.00	%(5)(9)	1.98	%(5)	2.02	%(5)(6)	2.10	%(5)	2.10	%(5)	2.10	%(5)(9)
Ratio of Net Investment Income (Loss)	(0.25	)%(5)(9)	(0.38	)%(5)	(0.24	)%(5)	(0.06	)%(5)	0.17	%(5)	(0.39	)%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	13	%(8)	14%		76%		39%		35%		61%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to April 30, 2018, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Global Sustain Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.66		$11.58		$12.47		$10.81		$11.43		$11.34
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.11		0.05		0.14		0.16		0.16
Net Realized and Unrealized Gain	0.15		3.37		0.04		2.34		0.31		0.45
Total from Investment Operations	0.21		3.48		0.09		2.48		0.47		0.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.08)		(0.13)		(0.21)		(0.18)
Net Realized Gain	—		(0.31)		(0.90)		(0.69)		(0.88)		(0.34)
Total Distributions	—		(0.40)		(0.98)		(0.82)		(1.09)		(0.52)
Net Asset Value, End of Period	$14.87		$14.66		$11.58		$12.47		$10.81		$11.43
Total Return(3)	1.43	%(7)	30.08%		0.66%		22.91%		4.17%		5.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,148		$7,450		$4,847		$12		$11		$11
Ratio of Expenses Before Expense Limitation	1.48	%(8)	1.88%		3.12%		19.10%		19.36%		16.35%
Ratio of Expenses After Expense Limitation	0.85	%(4)(8)	0.85	%(4)	0.85	%(4)(5)	0.95	%(4)	0.95	%(4)	0.95	%(4)
Ratio of Net Investment Income	0.90	%(4)(8)	0.79	%(4)	0.41	%(4)	1.15	%(4)	1.35	%(4)	1.31	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	14%		76%		39%		35%		61%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class IS shares. Prior to April 30, 2018, the maximum ratio was 0.95% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Sustain Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$373	$—	$—	$373
Capital Markets	632	—	—	632
Electronic Equipment, Instruments & Components	759	—	—	759
Health Care Equipment & Supplies	6,966	—	—	6,966
Health Care Technology	616	—	—	616
Household Products	1,461	4,498	—	5,959
Industrial Conglomerates	389	—	—	389
Information Technology Services	6,107	—	—	6,107
Insurance	—	1,133	—	1,133
Interactive Media & Services	1,902	—	—	1,902
Life Sciences Tools & Services	982	—	—	982
Media	457	—	—	457
Personal Products	—	1,179	—	1,179
Pharmaceuticals	712	655	—	1,367
Professional Services	—	1,113	—	1,113
Semiconductors & Semiconductor Equipment	1,028	—	—	1,028
Software	3,968	2,238	—	6,206
Textiles, Apparel & Luxury Goods	438	—	—	438
Total Common Stocks	26,790	10,816	—	37,606
Short-Term Investment
Investment Company	603	—	—	603
Total Assets	$27,393	$10,816	$—	$38,209

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result,

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.12% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $96,000 of advisory fees were waived and approximately $4,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $12,483,000 and $4,376,000, respectively. There were no purchases and sales of long-term

U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$848	$10,006	$10,251	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$603

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$294	$445	$66	$1,105

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$8	$9

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 44.9%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

24

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGQSAN
3179087 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
Privacy Notice	30
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,522.30	$1,022.13	$3.45	$2.77	0.55%
Growth Portfolio Class A	1,000.00	1,520.80	1,020.84	5.08	4.07	0.81
Growth Portfolio Class L	1,000.00	1,517.00	1,018.40	8.14	6.52	1.30
Growth Portfolio Class C	1,000.00	1,515.00	1,017.16	9.69	7.77	1.55
Growth Portfolio Class IS	1,000.00	1,523.20	1,022.53	2.95	2.36	0.47
Growth Portfolio Class IR	1,000.00	1,523.00	1,022.53	2.95	2.36	0.47

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (96.0%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	406,899	$60,266
Moderna, Inc. (a)	1,301,682	83,581
		143,847
Entertainment (6.8%)
Netflix, Inc. (a)	329,394	149,888
Spotify Technology SA (a)	2,456,433	634,226
		784,114
Health Care Equipment & Supplies (6.9%)
DexCom, Inc. (a)	1,053,019	426,894
Intuitive Surgical, Inc. (a)	650,921	370,914
		797,808
Health Care Providers & Services (1.9%)
Covetrus, Inc. (a)	3,882,112	69,451
Guardant Health, Inc. (a)	1,823,480	147,939
		217,390
Health Care Technology (4.9%)
Agilon Health Topco, Inc. (a)(b)(c) (acquisition cost — $25,030; acquired 11/7/18)	66,188	30,286
Veeva Systems, Inc., Class A (a)	2,300,497	539,283
		569,569
Information Technology Services (26.1%)
Adyen N.V. (Netherlands) (a)	157,981	230,178
MongoDB, Inc. (a)	1,306,628	295,742
Okta, Inc. (a)	2,572,549	515,101
Shopify, Inc., Class A (Canada) (a)	892,186	846,862
Square, Inc., Class A (a)	5,794,864	608,113
Twilio, Inc., Class A (a)	2,378,141	521,812
		3,017,808
Interactive Media & Services (5.5%)
Snap, Inc., Class A (a)	8,327,270	195,608
Twitter, Inc. (a)	9,178,431	273,425
Zillow Group, Inc., Class C (a)	2,898,467	166,981
		636,014
Internet & Direct Marketing Retail (10.8%)
Amazon.com, Inc. (a)	237,763	655,945
Chewy, Inc., Class A (a) (See Note G)	5,335,900	238,462
Farfetch Ltd., Class A (a)	6,302,533	108,845
Wayfair, Inc., Class A (a)	1,242,681	245,566
		1,248,818
Life Sciences Tools & Services (4.8%)
10X Genomics, Inc., Class A (a)	1,919,088	171,394
Illumina, Inc. (a)	1,043,559	386,482
		557,876
Metals & Mining (0.2%)
Royal Gold, Inc.	163,583	20,337
Oil, Gas & Consumable Fuels (0.2%)
Texas Pacific Land Trust	41,372	24,603
	Shares	Value (000)
Road & Rail (3.7%)
Uber Technologies, Inc. (a)	13,917,429	$432,554
Semiconductors & Semiconductor Equipment (1.4%)
NVIDIA Corp.	427,211	162,302
Software (18.9%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	860,817	155,180
Coupa Software, Inc. (a)	1,493,735	413,824
Datadog, Inc., Class A (a)	2,150,563	186,991
Slack Technologies, Inc., Class A (a)	14,411,808	448,063
Trade Desk, Inc. (The), Class A (a)	858,722	349,071
Zoom Video Communications, Inc., Class A (a)	2,520,969	639,166
		2,192,295
Specialty Retail (2.7%)
Carvana Co. (a)	2,563,416	308,122
Total Common Stocks (Cost $6,083,819)		11,113,457
Preferred Stocks (0.3%)
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap Series C (a)(b)(c) (acquisition cost — $18,812; acquired 12/22/15)	816,725	—
Internet & Direct Marketing Retail (0.3%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $20,638; acquired 4/16/14)	506,928	40,570
Total Preferred Stocks (Cost $39,450)		40,570
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $428,826)	428,826,250	428,826
Total Investments Excluding Purchased Options (100.0%) (Cost $6,552,095)		11,582,853
Total Purchased Options Outstanding (0.1%) (Cost $24,138)		7,844
Total Investments (100.1%) (Cost $6,576,233) (d)(e)		11,590,697
Liabilities in Excess of Other Assets (–0.1%)		(14,705)
Net Assets (100.0%)		$11,575,992

(a)  Non-income producing security.

(b)  At June 30, 2020, the Fund held fair valued securities valued at approximately $70,856,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2020 amounts to approximately $70,856,000 and represents 0.6% of net assets.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

(d)  The approximate fair value and percentage of net assets, $230,178,000 and 2.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,171,858,000 and the aggregate gross unrealized depreciation is approximately $157,394,000, resulting in net unrealized appreciation of approximately $5,014,464,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan-21	1,640,578,609	1,640,579	$4,193	$7,164	$(2,971)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	1,328,514,158	1,328,514	209	7,170	(6,961)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May-21	1,570,361,464	1,570,361	3,442	9,804	(6,362)
							$7,844	$24,138	$(16,294)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	26.1%
Other*	24.7
Software	18.9
Internet & Direct Marketing Retail	11.1
Health Care Equipment & Supplies	6.9
Entertainment	6.8
Interactive Media & Services	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,985,470)	$10,923,409
Investment in Security of Affiliated Issuer, at Value (Cost $590,763)	667,288
Total Investments in Securities, at Value (Cost $6,576,233)	11,590,697
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	14,228
Dividends Receivable	85
Receivable from Affiliate	20
Receivable from Securities Lending Income	—	@
Other Assets	704
Total Assets	11,605,735
Liabilities:
Payable for Fund Shares Redeemed	9,579
Due to Broker	8,801
Payable for Advisory Fees	8,509
Payable for Shareholder Services Fees — Class A	703
Payable for Distribution and Shareholder Services Fees — Class L	78
Payable for Distribution and Shareholder Services Fees — Class C	234
Payable for Administration Fees	713
Payable for Sub Transfer Agency Fees — Class I	207
Payable for Sub Transfer Agency Fees — Class A	458
Payable for Sub Transfer Agency Fees — Class L	13
Payable for Sub Transfer Agency Fees — Class C	16
Payable for Directors' Fees and Expenses	42
Payable for Custodian Fees	38
Payable for Transfer Agency Fees — Class I	7
Payable for Transfer Agency Fees — Class A	25
Payable for Transfer Agency Fees — Class L	3
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Professional Fees	19
Other Liabilities	296
Total Liabilities	29,743
Net Assets	$11,575,992
Net Assets Consist of:
Paid-in-Capital	$5,967,738
Total Distributable Earnings	5,608,254
Net Assets	$11,575,992

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$4,589,196
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	65,062,794
Net Asset Value, Offering and Redemption Price Per Share	$70.53
CLASS A:
Net Assets	$3,637,290
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	54,893,230
Net Asset Value, Redemption Price Per Share	$66.26
Maximum Sales Load	5.25%
Maximum Sales Charge	$3.67
Maximum Offering Price Per Share	$69.93
CLASS L:
Net Assets	$132,783
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,146,846
Net Asset Value, Offering and Redemption Price Per Share	$61.85
CLASS C:
Net Assets	$309,532
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,078,085
Net Asset Value, Offering and Redemption Price Per Share	$60.95
CLASS IS:
Net Assets	$2,560,294
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	35,971,620
Net Asset Value, Offering and Redemption Price Per Share	$71.18
CLASS IR:
Net Assets	$346,897
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,873,985
Net Asset Value, Offering and Redemption Price Per Share	$71.17

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note G)	$747
Income from Securities Loaned — Net	189
Dividends from Securities of Unaffiliated Issuers	32
Total Investment Income	968
Expenses:
Advisory Fees (Note B)	15,737
Shareholder Services Fees — Class A (Note D)	3,339
Distribution and Shareholder Services Fees — Class L (Note D)	384
Distribution and Shareholder Services Fees — Class C (Note D)	1,013
Administration Fees (Note C)	3,256
Sub Transfer Agency Fees — Class I	1,201
Sub Transfer Agency Fees — Class A	1,063
Sub Transfer Agency Fees — Class L	30
Sub Transfer Agency Fees — Class C	64
Shareholder Reporting Fees	157
Transfer Agency Fees — Class I (Note E)	40
Transfer Agency Fees — Class A (Note E)	91
Transfer Agency Fees — Class L (Note E)	8
Transfer Agency Fees — Class C (Note E)	12
Transfer Agency Fees — Class IS (Note E)	4
Transfer Agency Fees — Class IR (Note E)	1
Professional Fees	142
Registration Fees	128
Custodian Fees (Note F)	75
Directors' Fees and Expenses	72
Pricing Fees	2
Other Expenses	96
Total Expenses	26,915
Rebate from Morgan Stanley Affiliate (Note G)	(248)
Net Expenses	26,667
Net Investment Loss	(25,699)
Realized Gain (Loss):
Investments Sold	549,226
Foreign Currency Translation	(—	@)
Net Realized Gain	549,226
Change in Unrealized Appreciation (Depreciation):
Investments	3,232,882
Investments in Affiliates	66,715
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	3,299,597
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,848,823
Net Increase in Net Assets Resulting from Operations	$3,823,124

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(25,699)	$(33,430)
Net Realized Gain	549,226	905,247
Net Change in Unrealized Appreciation (Depreciation)	3,299,597	374,645
Net Increase in Net Assets Resulting from Operations	3,823,124	1,246,462
Dividends and Distributions to Shareholders:
Class I	—	(250,375)
Class A	—	(249,460)
Class L	—	(10,223)
Class C	—	(18,689)
Class IS	—	(141,597)
Class IR	—	(25,723)
Total Dividends and Distributions to Shareholders	—	(696,067)
Capital Share Transactions:(1)
Class I:
Subscribed	1,392,832	1,270,157
Distributions Reinvested	—	224,217
Redeemed	(706,395)	(1,016,032)
Class A:
Subscribed	386,014	531,381
Distributions Reinvested	—	241,503
Redeemed	(369,646)	(629,164)
Class L:
Exchanged	23	74
Distributions Reinvested	—	10,041
Redeemed	(6,137)	(9,094)
Class C:
Subscribed	69,645	91,888
Distributions Reinvested	—	16,680
Redeemed	(21,956)	(36,785)
Class IS:
Subscribed	277,145	304,283
Distributions Reinvested	—	140,426
Redeemed	(151,504)	(226,568)
Class IR:
Subscribed	20,104	93,649
Distributions Reinvested	—	25,723
Redeemed	(66,092)	(12,024)
Net Increase in Net Assets Resulting from Capital Share Transactions	824,033	1,020,355
Total Increase in Net Assets	4,647,157	1,570,750
Net Assets:
Beginning of Period	6,928,835	5,358,085
End of Period	$11,575,992	$6,928,835

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	26,049	25,589
Shares Issued on Distributions Reinvested	—	4,970
Shares Redeemed	(13,669)	(20,652)
Net Increase in Class I Shares Outstanding	12,380	9,907
Class A:
Shares Subscribed	7,455	11,250
Shares Issued on Distributions Reinvested	—	5,690
Shares Redeemed	(7,628)	(13,463)
Net Increase (Decrease) in Class A Shares Outstanding	(173)	3,477
Class L:
Shares Exchanged	— @@	2
Shares Issued on Distributions Reinvested	—	253
Shares Redeemed	(135)	(207)
Net Increase (Decrease) in Class L Shares Outstanding	(135)	48
Class C:
Shares Subscribed	1,450	2,072
Shares Issued on Distributions Reinvested	—	426
Shares Redeemed	(506)	(851)
Net Increase in Class C Shares Outstanding	944	1,647
Class IS:
Shares Subscribed	5,484	6,239
Shares Issued on Distributions Reinvested	—	3,086
Shares Redeemed	(2,901)	(4,547)
Net Increase in Class IS Shares Outstanding	2,583	4,778
Class IR:
Shares Subscribed	416	1,883
Shares Issued on Distributions Reinvested	—	565
Shares Redeemed	(1,304)	(244)
Net Increase (Decrease) in Class IR Shares Outstanding	(888)	2,204

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$46.33		$41.75		$41.65		$35.19		$40.44		$38.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.14)		(0.19)		(0.08)		(0.11)		0.01		(0.07)
Net Realized and Unrealized Gain (Loss)	24.34		9.73		3.50		15.39		(0.79)		4.70
Total from Investment Operations	24.20		9.54		3.42		15.28		(0.78)		4.63
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.96)		(3.32)		(8.82)		(4.47)		(3.05)
Net Asset Value, End of Period	$70.53		$46.33		$41.75		$41.65		$35.19		$40.44
Total Return(3)	52.23	%(7)	23.16%		7.66%		43.83%		(1.91)%		11.91%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,589,196		$2,440,640		$1,785,893		$991,362		$726,787		$876,660
Ratio of Expenses Before Expense Limitation	N/A		0.59%		N/A		N/A		0.63%		N/A
Ratio of Expenses After Expense Limitation	0.55	%(4)(8)	0.58	%(4)	0.58	%(4)	0.61	%(4)	0.63	%(4)(5)	0.61	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.58	%(4)	N/A		0.61	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.53	)%(4)(8)	(0.38	)%(4)	(0.17	)%(4)	(0.25	)%(4)	0.02	%(4)	(0.18	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	18	%(7)	87%		41%		55%		39%		34%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to April 7, 2016, the maximum ratio was 0.70% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$43.57		$39.61		$39.77		$33.97		$39.31		$37.98
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.20)		(0.30)		(0.19)		(0.22)		(0.10)		(0.21)
Net Realized and Unrealized Gain (Loss)	22.89		9.22		3.35		14.84		(0.77)		4.59
Total from Investment Operations	22.69		8.92		3.16		14.62		(0.87)		4.38
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.96)		(3.32)		(8.82)		(4.47)		(3.05)
Net Asset Value, End of Period	$66.26		$43.57		$39.61		$39.77		$33.97		$39.31
Total Return(3)	52.08	%(7)	22.81%		7.39%		43.45%		(2.21)%		11.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,637,290		$2,399,450		$2,043,706		$1,827,833		$1,376,836		$1,630,538
Ratio of Expenses Before Expense Limitation	N/A		0.84%		N/A		N/A		0.92%		0.96%
Ratio of Expenses After Expense Limitation	0.81	%(4)(8)	0.83	%(4)	0.84	%(4)	0.88	%(4)	0.92	%(4)(5)	0.96	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.83	%(4)	N/A		0.88	%(4)	N/A		N/A
Ratio of Net Investment Loss	(0.79	)%(4)(8)	(0.64	)%(4)	(0.43	)%(4)	(0.52	)%(4)	(0.26	)%(4)	(0.52	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	18	%(7)	87%		41%		55%		39%		34%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.005% higher and the Ratio of Net Investment Loss would have been 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to April 7, 2016, the maximum ratio was 1.05% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$40.77		$37.51		$37.99		$32.90		$38.41		$37.40
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.30)		(0.50)		(0.39)		(0.43)		(0.29)		(0.44)
Net Realized and Unrealized Gain (Loss)	21.38		8.72		3.23		14.34		(0.75)		4.50
Total from Investment Operations	21.08		8.22		2.84		13.91		(1.04)		4.06
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.96)		(3.32)		(8.82)		(4.47)		(3.05)
Net Asset Value, End of Period	$61.85		$40.77		$37.51		$37.99		$32.90		$38.41
Total Return(3)	51.70	%(7)	22.22%		6.89%		42.69%		(2.72)%		10.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$132,783		$93,053		$83,818		$90,177		$74,324		$89,277
Ratio of Expenses Before Expense Limitation	N/A		1.33%		N/A		N/A		1.45%		1.57%
Ratio of Expenses After Expense Limitation	1.30	%(4)(8)	1.32	%(4)	1.31	%(4)	1.42	%(4)	1.45	%(4)(5)	1.55	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.32	%(4)	N/A		1.42	%(4)	N/A		N/A
Ratio of Net Investment Loss	(1.28	)%(4)(8)	(1.12	)%(4)	(0.90	)%(4)	(1.05	)%(4)	(0.79	)%(4)	(1.11	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	18	%(7)	87%		41%		55%		39%		34%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to April 7, 2016, the maximum ratio was 1.55% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Growth Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$40.23		$37.17		$37.76		$32.81		$38.40		$40.33
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.35)		(0.61)		(0.51)		(0.51)		(0.38)		(0.35)
Net Realized and Unrealized Gain (Loss)	21.07		8.63		3.24		14.28		(0.74)		1.47
Total from Investment Operations	20.72		8.02		2.73		13.77		(1.12)		1.12
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.96)		(3.32)		(8.82)		(4.47)		(3.05)
Net Asset Value, End of Period	$60.95		$40.23		$37.17		$37.76		$32.81		$38.40
Total Return(4)	51.50	%(8)	21.91%		6.61%		42.37%		(2.93)%		2.71	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$309,532		$166,303		$92,431		$37,524		$16,613		$13,544
Ratio of Expenses Before Expense Limitation	N/A		1.59%		N/A		N/A		1.70%		N/A
Ratio of Expenses After Expense Limitation	1.55	%(5)(9)	1.58	%(5)	1.57	%(5)	1.63	%(5)	1.70	%(5)(6)	1.62	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.58	%(5)	N/A		1.63%		N/A		N/A
Ratio of Net Investment Loss	(1.53	)%(5)(9)	(1.38	)%(5)	(1.17	)%(5)	(1.26	)%(5)	(1.04	)%(5)	(1.29	)%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	18	%(8)	87%		41%		55%		39%		34%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class C shares. Prior to April 7, 2016, the maximum ratio was 1.80% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Growth Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$46.73		$42.04		$41.89		$35.32		$40.54		$38.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.12)		(0.15)		(0.04)		(0.07)		0.05		(0.04)
Net Realized and Unrealized Gain (Loss)	24.57		9.80		3.51		15.46		(0.80)		4.71
Total from Investment Operations	24.45		9.65		3.47		15.39		(0.75)		4.67
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.96)		(3.32)		(8.82)		(4.47)		(3.05)
Net Asset Value, End of Period	$71.18		$46.73		$42.04		$41.89		$35.32		$40.54
Total Return(3)	52.32	%(7)	23.26%		7.74%		43.98%		(1.83)%		11.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,560,294		$1,560,148		$1,202,659		$1,131,543		$875,021		$1,019,889
Ratio of Expenses Before Expense Limitation	N/A		0.50%		N/A		N/A		0.54%		N/A
Ratio of Expenses After Expense Limitation	0.47	%(4)(8)	0.49	%(4)	0.50	%(4)	0.53	%(4)	0.54	%(4)(5)	0.54	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.49	%(4)	N/A		0.53	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.44	)%(4)(8)	(0.29	)%(4)	(0.09	)%(4)	(0.16	)%(4)	0.12	%(4)	(0.10	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	18	%(7)	87%		41%		55%		39%		34%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares. Prior to April 7, 2016, the maximum ratio was 0.67% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Growth Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$46.73		$42.04		$52.16
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.15)		(0.04)
Net Realized and Unrealized Gain (Loss)	24.56		9.80		(6.76)
Total from Investment Operations	24.44		9.65		(6.80)
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.96)		(3.32)
Net Asset Value, End of Period	$71.17		$46.73		$42.04
Total Return(3)	52.30	%(5)	23.26%		(13.48	)(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$346,897		$269,241		$149,578
Ratio of Expenses Before Expense Limitation	N/A		0.50%		N/A
Ratio of Expenses After Expense Limitation	0.47	%(4)(6)	0.49	%(4)	0.49	%(4)(6)
Ratios of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.49	%(4)	N/A
Ratio of Net Investment Loss	(0.44	)%(4)(6)	(0.30	)%(4)	(0.14	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01	%(6)
Portfolio Turnover Rate	18	%(5)	87%		41%

(1)  Commencement of Offering

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$143,847	$—	$—	$143,847
Entertainment	784,114	—	—	784,114
Health Care Equipment & Supplies	797,808	—	—	797,808
Health Care Providers & Services	217,390	—	—	217,390
Health Care Technology	539,283	—	30,286	569,569
Information Technology Services	2,787,630	230,178	—	3,017,808
Interactive Media & Services	636,014	—	—	636,014
Internet & Direct Marketing Retail	1,248,818	—	—	1,248,818
Life Sciences Tools & Services	557,876	—	—	557,876
Metals & Mining	20,337	—	—	20,337
Oil, Gas & Consumable Fuels	24,603	—	—	24,603
Road & Rail	432,554	—	—	432,554
Semiconductors & Semiconductor Equipment	162,302	—	—	162,302
Software	2,192,295	—	—	2,192,295
Specialty Retail	308,122	—	—	308,122
Total Common Stocks	10,852,993	230,178	30,286	11,113,457
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Preferred Stocks
Electronic Equipment, Instruments & Components	$—	$—	$—	†	$—	†
Internet & Direct Marketing Retail	—	—	40,570		40,570
Total Preferred Stocks	—	—	40,570	†	40,570	†
Call Options Purchased	—	7,844	—		7,844
Short-Term Investment
Investment Company	428,826	—	—		428,826
Total Assets	$11,281,819	$238,022	$70,856	†	$11,590,697	†

†  Includes one security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$29,749	$86,499
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	537	(45,929	)†
Realized gains (losses)	—	—
Ending Balance	$30,286	$40,570	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$537	$(45,929	)†

†  Includes one security valued at zero.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2020.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$30,286	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.4	x	Increase
			Discount for Lack of Marketability	12.0%		Decrease
Preferred Stock	$40,570	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	5.6	x	Increase
			Discount for Lack of Marketability	16.5%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and
Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$7,844	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(13,293	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$1,734	(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$7,884	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$7,844	$—	$(7,844)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	4,708,227,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2020, the Fund did not have any outstanding securities on loan.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.38% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares, 0.73% for Class IS shares and 0.73% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2020.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,941,740,000 and $1,430,152,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $248,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$81,979	$1,207,517	$860,670	$747
Chewy, Inc.	108,298	63,448	—	—
	$190,277	$1,270,965	$860,670	$747
Affiliated Investment Company/Issuer (cont'd)	Realized Gain Loss (Loss)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$428,826
Chewy, Inc.	—	66,716	238,462
	$—	$66,716	$667,288

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trade purchases of approximately $9,714,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$32,348	$663,719	$21,258	$387,224

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(91,874)	$91,874

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$72,193	$5,391

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 30.3%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

30

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
3179778 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
Privacy Notice	30
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Inception Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Inception Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Inception Portfolio Class I	$1,000.00	$1,436.60	$1,019.94	$6.00	$4.97	0.99%
Inception Portfolio Class A	1,000.00	1,434.80	1,018.45	7.81	6.47	1.29
Inception Portfolio Class L	1,000.00	1,430.80	1,015.71	11.12	9.22	1.84
Inception Portfolio Class C	1,000.00	1,429.60	1,014.47	12.63	10.47	2.09
Inception Portfolio Class IS	1,000.00	1,437.60	1,020.29	5.58	4.62	0.92

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (90.2%)
Biotechnology (1.8%)
Editas Medicine, Inc. (a)	41,435	$1,226
Intellia Therapeutics, Inc. (a)(b)	50,954	1,071
Passage Bio, Inc. (a)	92,252	2,521
		4,818
Diversified Holding Companies (0.2%)
Healthcare Merger Corp. (a)	55,502	605
Diversified Telecommunication Services (3.4%)
Anterix, Inc.	197,890	8,972
Health Care Equipment & Supplies (5.8%)
Penumbra, Inc. (a)	31,936	5,711
Quotient Ltd. (a)(b)	767,558	5,680
Shockwave Medical, Inc. (a)	75,645	3,583
		14,974
Health Care Providers & Services (2.0%)
Covetrus, Inc. (a)	99,142	1,774
HealthEquity, Inc. (a)	57,239	3,358
		5,132
Health Care Technology (3.9%)
Inspire Medical Systems, Inc. (a)	91,201	7,936
Phreesia, Inc. (a)	75,558	2,137
		10,073
Hotels, Restaurants & Leisure (1.2%)
Shake Shack, Inc., Class A (a)	60,954	3,229
Information Technology Services (8.8%)
Fastly, Inc., Class A (a)	269,243	22,922
Internet & Direct Marketing Retail (13.7%)
Farfetch Ltd., Class A (a)	241,008	4,162
Overstock.com, Inc. (a)	338,032	9,610
RealReal, Inc. (The) (a)	74,296	950
Stitch Fix, Inc., Class A (a)(b)	692,779	17,278
zooplus AG (Germany) (a)	21,642	3,555
		35,555
Investment Companies (4.5%)
Collier Creek Holdings, Class A (a)	854,045	11,701
Life Sciences Tools & Services (4.5%)
Adaptive Biotechnologies Corp. (a)	28,689	1,388
NanoString Technologies, Inc. (a)	351,255	10,309
		11,697
Media (4.6%)
Cardlytics, Inc. (a)	170,440	11,927
Metals & Mining (0.2%)
Royal Gold, Inc.	4,520	562
Oil, Gas & Consumable Fuels (0.2%)
Texas Pacific Land Trust	968	576
Real Estate Management & Development (9.8%)
FirstService Corp. (Canada)	117,788	11,865
Redfin Corp. (a)	325,652	13,648
		25,513
	Shares	Value (000)
Software (19.1%)
Appfolio, Inc., Class A (a)	74,311	$12,091
Appian Corp. (a)(b)	234,688	12,028
Avalara, Inc. (a)	54,738	7,285
Bill.Com Holdings, Inc. (a)	54,164	4,886
Elastic N.V. (a)	39,560	3,648
Smartsheet, Inc., Class A (a)	121,624	6,193
Zynga, Inc., Class A (a)	364,873	3,481
		49,612
Specialty Retail (4.7%)
Party City Holdco, Inc. (a)(b)	1,705,970	2,542
Vroom, Inc. (a)	183,912	9,589
		12,131
Textiles, Apparel & Luxury Goods (1.1%)
Brunello Cucinelli SpA (Italy) (a)	100,507	2,994
Trading Companies & Distributors (0.7%)
EVI Industries, Inc. (a)(b)	88,238	1,916
Total Common Stocks (Cost $187,612)		234,909
Preferred Stocks (3.6%)
Health Care Technology (2.4%)
Grand Rounds, Inc. Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	6,179
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1	14,625	287
Software (1.1%)
Lookout, Inc. Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	2,996
Total Preferred Stocks (Cost $16,933)		9,462
Short-Term Investments (19.3%)
Securities held as Collateral on Loaned Securities (12.6%)
Investment Company (9.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	25,742,716	25,743
	Face Amount (000)
Repurchase Agreements (2.7%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $2,532; fully collateralized by a U.S. Government obligation; 0.50% due 3/15/23; valued at $2,583)	$2,532	2,532
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $4,452; fully collateralized by U.S. Government obligations; 1.38% - 3.88% due 9/30/20 - 8/15/40; valued at $4,542)	4,452	4,452
		6,984
Total Securities held as Collateral on Loaned Securities (Cost $32,727)		32,727

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Inception Portfolio

	Shares	Value (000)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $17,481)	17,481,164	$17,481
Total Short-Term Investments (Cost $50,208)		50,208
Total Investments Excluding Purchased Options (113.1%) (Cost $254,753)		294,579
Total Purchased Options Outstanding (0.1%) (Cost $589)		181
Total Investments (113.2%) (Cost $255,342) Including $32,587 of Securities Loaned (e)(f)		294,760
Liabilities in Excess of Other Assets (–13.2%)		(34,465)
Net Assets (100.0%)		$260,295

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2020.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2020 amounts to approximately $9,175,000 and represents 3.5% of net assets.

(d)  At June 30, 2020, the Fund held fair valued securities valued at approximately $9,175,000, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $6,549,000 and 2.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,439,000 and the aggregate gross unrealized depreciation is approximately $18,021,000, resulting in net unrealized appreciation of approximately $39,418,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan-21	39,285,388	39,285	$100	$172	$(72)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	37,829,268	37,829	6	204	(198)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May-21	34,162,018	34,162	75	213	(138)
							$181	$589	$(408)

CNH  Chinese Yuan Renminbi Offshore

USD  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.1%
Software	20.1
Internet & Direct Marketing Retail	13.7
Real Estate Management & Development	9.7
Information Technology Services	8.8
Short-Term Investments	6.7
Health Care Technology	6.2
Health Care Equipment & Supplies	5.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Inception Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $212,118)	$251,536
Investment in Security of Affiliated Issuer, at Value (Cost $43,224)	43,224
Total Investments in Securities, at Value (Cost $255,342)	294,760
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	7,956
Receivable for Fund Shares Sold	616
Receivable from Securities Lending Income	103
Dividends Receivable	15
Receivable from Affiliate	1
Other Assets	93
Total Assets	303,545
Liabilities:
Collateral on Securities Loaned, at Value	32,727
Payable for Investments Purchased	9,174
Payable for Fund Shares Redeemed	529
Due to Broker	350
Payable for Advisory Fees	323
Payable for Professional Fees	35
Payable for Sub Transfer Agency Fees — Class I	13
Payable for Sub Transfer Agency Fees — Class A	11
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	16
Payable for Shareholder Services Fees — Class A	12
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Custodian Fees	4
Other Liabilities	49
Total Liabilities	43,250
Net Assets	$260,295
Net Assets Consist of:
Paid-in-Capital	$168,775
Total Distributable Earnings	91,520
Net Assets	$260,295

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Inception Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$96,037
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,967,475
Net Asset Value, Offering and Redemption Price Per Share	$16.09
CLASS A:
Net Assets	$63,584
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,207,630
Net Asset Value, Redemption Price Per Share	$12.21
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.68
Maximum Offering Price Per Share	$12.89
CLASS L:
Net Assets	$1,571
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	143,340
Net Asset Value, Offering and Redemption Price Per Share	$10.96
CLASS C:
Net Assets	$1,751
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	148,656
Net Asset Value, Offering and Redemption Price Per Share	$11.78
CLASS IS:
Net Assets	$97,352
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,998,088
Net Asset Value, Offering and Redemption Price Per Share	$16.23
(1) Including: Securities on Loan, at Value:	$32,587

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Inception Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Income from Securities Loaned — Net	$354
Dividends from Security of Affiliated Issuer (Note G)	30
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	24
Total Investment Income	408
Expenses:
Advisory Fees (Note B)	856
Administration Fees (Note C)	74
Professional Fees	70
Shareholder Services Fees — Class A (Note D)	59
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	5
Sub Transfer Agency Fees — Class I	28
Sub Transfer Agency Fees — Class A	23
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Registration Fees	32
Shareholder Reporting Fees	21
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	9
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	15
Expenses Before Non Operating Expenses	1,213
Bank Overdraft Expense	1
Total Expenses	1,214
Waiver of Advisory Fees (Note B)	(216)
Reimbursement of Class Specific Expenses — Class I (Note B)	(10)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(8)
Net Expenses	977
Net Investment Loss	(569)
Realized Gain (Loss):
Investments Sold	55,111
Foreign Currency Translation	(26)
Net Realized Gain	55,085
Change in Unrealized Appreciation (Depreciation):
Investments	19,924
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	19,924
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	75,009
Net Increase in Net Assets Resulting from Operations	$74,440

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Inception Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(569)	$67
Net Realized Gain	55,085	39,847
Net Change in Unrealized Appreciation (Depreciation)	19,924	33,285
Net Increase in Net Assets Resulting from Operations	74,440	73,199
Dividends and Distributions to Shareholders:
Class I	—	(11,439)
Class A	—	(8,493)
Class L	—	(248)
Class C	—	(123)
Class IS	—	(10,309)
Total Dividends and Distributions to Shareholders	—	(30,612)
Capital Share Transactions:(1)
Class I:
Subscribed	27,580	32,246
Distributions Reinvested	—	11,410
Redeemed	(17,023)	(55,438)
Class A:
Subscribed	10,071	16,436
Distributions Reinvested	—	8,337
Redeemed	(9,900)	(17,154)
Class L:
Distributions Reinvested	—	248
Redeemed	(123)	(355)
Class C:
Subscribed	726	528
Distributions Reinvested	—	123
Redeemed	(42)	(6)
Class IS:
Subscribed	13,491	27,521
Distributions Reinvested	—	10,309
Redeemed	(9,738)	(113,142)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	15,042	(78,937)
Redemption Fees	6	22
Total Increase (Decrease) in Net Assets	89,488	(36,328)
Net Assets:
Beginning of Period	170,807	207,135
End of Period	$260,295	$170,807

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Inception Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,139	2,532
Shares Issued on Distributions Reinvested	—	1,045
Shares Redeemed	(1,450)	(4,613)
Net Increase (Decrease) in Class I Shares Outstanding	689	(1,036)
Class A:
Shares Subscribed	969	1,626
Shares Issued on Distributions Reinvested	—	1,005
Shares Redeemed	(1,064)	(1,777)
Net Increase (Decrease) in Class A Shares Outstanding	(95)	854
Class L:
Shares Issued on Distributions Reinvested	—	33
Shares Redeemed	(16)	(37)
Net Decrease in Class L Shares Outstanding	(16)	(4)
Class C:
Shares Subscribed	72	54
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(7)	(1)
Net Increase in Class C Shares Outstanding	65	68
Class IS:
Shares Subscribed	1,097	2,199
Shares Issued on Distributions Reinvested	—	936
Shares Redeemed	(833)	(8,850)
Net Increase (Decrease) in Class IS Shares Outstanding	264	(5,715)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Inception Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.19		$9.62		$10.90		$13.26		$13.75		$16.50
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		0.01		(0.05)		(0.11)		0.00	(3)	(0.05)
Net Realized and Unrealized Gain (Loss)	4.93		3.50		0.16		2.91		(0.05)		(1.51)
Total from Investment Operations	4.90		3.51		0.11		2.80		(0.05)		(1.56)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.94)		(1.39)		(5.16)		(0.44)		(1.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$16.09		$11.19		$9.62		$10.90		$13.26		$13.75
Total Return(4)	43.66	%(8)	37.11%		0.29%		21.87%		(0.35)%		(9.58)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$96,037		$59,092		$60,777		$141,954		$305,945		$718,386
Ratio of Expenses Before Expense Limitation	1.26	%(9)	1.21%		1.17%		1.20%		1.17%		1.11%
Ratio of Expenses After Expense Limitation	0.99	%(5)(9)	0.99	%(5)	0.98	%(5)	0.99	%(5)	1.02	%(5)(6)	1.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.99	%(5)(9)	N/A		0.98	%(5)	0.99	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.55	)%(5)(9)	0.09	%(5)	(0.41	)%(5)	(0.77	)%(5)	0.02	%(5)	(0.29	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	100	%(8)	99%		79%		97%		51%		42%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2016, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Inception Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$8.51		$7.68		$8.99		$11.72		$12.25		$14.89
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.02)		(0.07)		(0.14)		(0.04)		(0.09)
Net Realized and Unrealized Gain (Loss)	3.74		2.79		0.15		2.57		(0.05)		(1.36)
Total from Investment Operations	3.70		2.77		0.08		2.43		(0.09)		(1.45)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.94)		(1.39)		(5.16)		(0.44)		(1.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$12.21		$8.51		$7.68		$8.99		$11.72		$12.25
Total Return(4)	43.48	%(8)	36.71%		0.02%		21.57%		(0.73)%		(9.88)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$63,584		$45,097		$34,166		$40,531		$87,864		$136,621
Ratio of Expenses Before Expense Limitation	1.53	%(9)	1.52%		1.44%		1.51%		1.45%		1.38%
Ratio of Expenses After Expense Limitation	1.29	%(5)(9)	1.29	%(5)	1.25	%(5)	1.34	%(5)	1.37	%(5)(6)	1.37	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.29	%(5)(9)	N/A		1.25	%(5)	1.34	%(5)	N/A		N/A
Ratio of Net Investment Loss	(0.85	)%(5)(9)	(0.23	)%(5)	(0.69	)%(5)	(1.12	)%(5)	(0.35	)%(5)	(0.61	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	100	%(8)	99%		79%		97%		51%		42%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2016, the maximum ratio was 1.40% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Inception Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$7.65		$7.10		$8.46		$11.34		$11.92		$14.60
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.07)		(0.11)		(0.19)		(0.10)		(0.16)
Net Realized and Unrealized Gain (Loss)	3.37		2.56		0.14		2.47		(0.04)		(1.33)
Total from Investment Operations	3.31		2.49		0.03		2.28		(0.14)		(1.49)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.94)		(1.39)		(5.16)		(0.44)		(1.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$10.96		$7.65		$7.10		$8.46		$11.34		$11.92
Total Return(4)	43.08	%(8)	35.91%		(0.58)%		20.95%		(1.17)%		(10.36)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,571		$1,218		$1,157		$1,310		$1,524		$1,874
Ratio of Expenses Before Expense Limitation	2.20	%(9)	2.15%		2.07%		2.27%		2.21%		2.10%
Ratio of Expenses After Expense Limitation	1.84	%(5)(9)	1.84	%(5)	1.84	%(5)	1.84	%(5)	1.87	%(5)(6)	1.90	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.84	%(5)(9)	N/A		1.84	%(5)	1.84	%(5)	N/A		N/A
Ratio of Net Investment Loss	(1.41	)%(5)(9)	(0.78	)%(5)	(1.28	)%(5)	(1.61	)%(5)	(0.88	)%(5)	(1.33	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	100	%(8)	99%		79%		97%		51%		42%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2016, the maximum ratio was 1.90% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Inception Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,				Period from May 31, 2017(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		December 31, 2017
Net Asset Value, Beginning of Period	$8.24		$7.55		$8.93		$13.59
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.10)		(0.03)		(0.13)
Net Realized and Unrealized Gain	3.61		2.73		0.04		0.63
Total from Investment Operations	3.54		2.63		0.01		0.50
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.94)		(1.39)		(5.16)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$11.78		$8.24		$7.55		$8.93
Total Return(4)	42.96	%(7)	35.48%		(0.78)%		4.36	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,751		$688		$116		$30
Ratio of Expenses Before Expense Limitation	2.50	%(8)	2.75%		4.73%		21.29	%(8)
Ratio of Expenses After Expense Limitation	2.09	%(5)(8)	2.09	%(5)	2.09	%(5)	2.10	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	2.09	%(5)(8)	N/A		2.09	%(5)	2.10	%(5)(8)
Ratio of Net Investment Loss	(1.63	)%(5)(8)	(0.99	)%(5)	(1.50	)%(5)	(1.82	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	100	%(7)	99%		79%		97%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Inception Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.29		$9.69		$10.96		$13.29		$13.77		$16.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		0.01		(0.04)		(0.10)		0.01		(0.03)
Net Realized and Unrealized Gain (Loss)	4.97		3.53		0.16		2.93		(0.05)		(1.52)
Total from Investment Operations	4.94		3.54		0.12		2.83		(0.04)		(1.55)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.94)		(1.39)		(5.16)		(0.44)		(1.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$16.23		$11.29		$9.69		$10.96		$13.29		$13.77
Total Return(4)	43.76	%(8)	37.04%		0.38%		22.08%		(0.28)%		(9.52)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$97,352		$64,712		$110,919		$129,126		$361,586		$660,134
Ratio of Expenses Before Expense Limitation	1.17	%(9)	1.15%		1.11%		1.09%		1.03%		0.99%
Ratio of Expenses After Expense Limitation	0.92	%(5)(9)	0.92	%(5)	0.92	%(5)	0.92	%(5)	0.95	%(5)(6)	0.98	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.92	%(5)(9)	N/A		0.92	%(5)	0.92	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.49	)%(5)(9)	0.12	%(5)	(0.36	)%(5)	(0.71	)%(5)	0.08	%(5)	(0.21	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	100	%(8)	99%		79%		97%		51%		42%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.93% for Class IS shares. Prior to July 1, 2016, the maximum ratio was 0.98% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Inception Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$4,818	$—	$—	$4,818
Diversified Holding Companies	605	—	—	605
Diversified Telecommunication Services	8,972	—	—	8,972
Health Care Equipment & Supplies	14,974	—	—	14,974
Health Care Providers & Services	5,132	—	—	5,132
Health Care Technology	10,073	—	—	10,073
Hotels, Restaurants & Leisure	3,229	—	—	3,229
Information Technology Services	22,922	—	—	22,922
Internet & Direct Marketing Retail	32,000	3,555	—	35,555
Investment Companies	11,701	—	—	11,701
Life Sciences Tools & Services	11,697	—	—	11,697
Media	11,927	—	—	11,927
Metals & Mining	562	—	—	562
Oil, Gas & Consumable Fuels	576	—	—	576
Real Estate Management & Development	25,513	—	—	25,513
Software	49,612	—	—	49,612
Specialty Retail	12,131	—	—	12,131
Textiles, Apparel & Luxury Goods	—	2,994	—	2,994
Trading Companies & Distributors	1,916	—	—	1,916
Total Common Stocks	228,360	6,549	—	234,909
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stocks
Health Care Technology	$—	$—	$6,179	$6,179
Internet & Direct Marketing Retail	287	—	—	287
Software	—	—	2,996	2,996
Total Preferred Stocks	287	—	9,175	9,462
Call Options Purchased	—	181	—	181
Short-Term Investments
Investment Company	43,224	—	—	43,224
Repurchase Agreements	—	6,984	—	6,984
Total Short-Term Investments	43,224	6,984	—	50,208
Total Assets	$271,871	$13,714	$9,175	$294,760

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$9,440
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(265)
Realized gains (losses)	—
Ending Balance	$9,175
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$(265)

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2020.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$9,175	Market Transaction Method	Precedent Transaction	$8.41	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%–19.0%/16.3%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.7x–27.1x/6.4x	Increase
			Discount for Lack of Marketability	17.0%–20.0%/19.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x–7.9x/3.6x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$181	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(460	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$183	(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$181	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$181	$—	$(181)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	127,856,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$32,587	(f)	$—	$(32,587	)(g)(h)	$0

(f)  Represents market value of loaned securities at period end.

(g)  The Fund received cash collateral of approximately $32,727,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $650,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h)  The actual collateral received is greater than the amount shown here due to overcollateralization.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$32,727	$—	$—	$—	$32,727
Total Borrowings	$32,727	$—	$—	$—	$32,727
Gross amount of recognized liabilities for securities lending transactions					$32,727

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.68% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $216,000 of advisory fees were waived and approximately $13,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $184,772,000 and $182,784,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$12,044	$99,525	$68,345	$30
Affiliated Investment Company (cont'd)	Realized Gain Loss (Loss)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$43,224

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trade purchases of approximately $185,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,250	$26,362	$9,040	$18,960

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(8,021)	$8,021

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$642	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.4%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the five-year period but better than its peer group average for the one- and three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

30

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISCGSAN
3179182 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
Privacy Notice	29
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

International Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Advantage Portfolio Class I	$1,000.00	$1,026.40	$1,020.04	$4.89	$4.87	0.97%
International Advantage Portfolio Class A	1,000.00	1,024.30	1,018.60	6.34	6.32	1.26
International Advantage Portfolio Class L	1,000.00	1,021.50	1,015.76	9.20	9.17	1.83
International Advantage Portfolio Class C	1,000.00	1,021.20	1,015.07	9.90	9.87	1.97
International Advantage Portfolio Class IS	1,000.00	1,026.90	1,020.49	4.43	4.42	0.88

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

  Effective April 30, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (90.7%)
Australia (3.2%)
Brookfield Infrastructure Partners LP	2,287,632	$94,045
Canada (6.9%)
Brookfield Asset Management, Inc., Class A	2,379,804	78,296
Brookfield Infrastructure Partners LP (a)	212,692	9,686
Canada Goose Holdings, Inc. (See Note G) (a)(b)	3,660,686	84,818
Constellation Software, Inc.	26,484	29,903
		202,703
China (10.0%)
Alibaba Group Holding Ltd. ADR (b)	317,090	68,396
Foshan Haitian Flavouring & Food Co., Ltd., Class A	5,125,742	90,285
TAL Education Group ADR (b)	1,972,152	134,856
		293,537
Denmark (10.5%)
Chr Hansen Holding A/S	844,349	87,091
DSV A/S	1,807,589	222,035
		309,126
France (9.6%)
Dassault Systemes SE	284,473	49,383
Hermes International	218,968	183,847
Pernod Ricard SA	300,204	47,272
		280,502
Germany (1.5%)
Adidas AG (b)	163,841	43,197
Hong Kong (2.9%)
AIA Group Ltd.	9,220,300	86,280
India (6.4%)
HDFC Bank Ltd.	10,345,607	145,413
Kotak Mahindra Bank Ltd.	2,406,582	43,439
		188,852
Italy (5.5%)
Davide Campari-Milano SpA	5,547,015	46,911
Moncler SpA (b)	3,006,132	115,596
		162,507
Japan (9.6%)
Keyence Corp.	404,600	169,552
Pigeon Corp.	2,908,200	112,562
		282,114
Netherlands (7.5%)
Adyen N.V. (b)	50,379	73,402
ASML Holding N.V.	401,784	146,978
		220,380
Sweden (1.8%)
Vitrolife AB (b)	2,338,681	52,253
Switzerland (5.0%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	603	52,013
Kuehne & Nagel International AG (Registered) (b)	252,744	42,099
	Shares	Value (000)
Straumann Holding AG (Registered)	60,160	$52,008
		146,120
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,270,106	72,104
United Kingdom (3.7%)
Diageo PLC	1,046,395	34,779
Rightmove PLC	11,079,261	74,891
		109,670
United States (4.1%)
EPAM Systems, Inc. (b)	475,348	119,792
Total Common Stocks (Cost $2,219,065)		2,663,182
Short-Term Investments (9.7%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	5,946,617	5,947
	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $585; fully collateralized by a U.S. Government obligation; 0.5% due 3/15/23; valued at $597)	$585	585
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $1,028; fully collateralized by U.S. Government obligations; 1.38% - 3.88% due 9/30/20 - 8/15/40; valued at $1,049)	1,028	1,028
		1,613
Total Securities held as Collateral on Loaned Securities (Cost $7,560)		7,560
	Shares
Investment Company (9.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $278,649)	278,649,344	278,649
Total Short-Term Investments (Cost $286,209)		286,209
Total Investments Excluding Purchased Options (100.4%) (Cost $2,505,274)		2,949,391
Total Purchased Options Outstanding (0.0%) (Cost $1,858)		54
Total Investments (100.4%) (Cost $2,507,132) Including $31,955 of Securities Loaned (c)(d)		2,949,445
Liabilities in Excess of Other Assets (–0.4%)		(12,045)
Net Assets (100.0%)		$2,937,400

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

International Advantage Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  All or a portion of this security was on loan at June 30, 2020.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $1,971,286,000 and 67.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $483,565,000 and the aggregate gross unrealized depreciation is approximately $41,252,000, resulting in net unrealized appreciation of approximately $442,313,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	344,233,201	344,233	$54	$1,858	$(1,804)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	42.3%
Textiles, Apparel & Luxury Goods	14.5
Short-Term Investments	9.5
Air Freight & Logistics	7.5
Semiconductors & Semiconductor Equipment	7.4
Information Technology Services	6.6
Banks	6.4
Electronic Equipment, Instruments & Components	5.8
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,125,494)	$2,580,031
Investment in Security of Affiliated Issuer, at Value (Cost $381,638)	369,414
Total Investments in Securities, at Value (Cost $2,507,132)	2,949,445
Foreign Currency, at Value (Cost $1,793)	1,783
Cash	1,293
Receivable for Fund Shares Sold	4,477
Dividends Receivable	1,317
Tax Reclaim Receivable	1,198
Receivable from Securities Lending Income	35
Receivable from Affiliate	13
Other Assets	312
Total Assets	2,959,873
Liabilities:
Payable for Fund Shares Redeemed	9,325
Collateral on Securities Loaned, at Value	7,560
Payable for Advisory Fees	4,752
Payable for Sub Transfer Agency Fees — Class I	198
Payable for Sub Transfer Agency Fees — Class A	52
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Administration Fees	188
Due to Broker	180
Payable for Shareholder Services Fees — Class A	84
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	14
Payable for Custodian Fees	46
Payable for Professional Fees	42
Deferred Capital Gain Country Tax	9
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	12
Total Liabilities	22,473
Net Assets	$2,937,400
Net Assets Consist of:
Paid-in-Capital	$2,523,030
Total Distributable Earnings	414,370
Net Assets	$2,937,400

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$2,452,528
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	116,867,949
Net Asset Value, Offering and Redemption Price Per Share	$20.99
CLASS A:
Net Assets	$414,153
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,052,527
Net Asset Value, Redemption Price Per Share	$20.65
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.14
Maximum Offering Price Per Share	$21.79
CLASS L:
Net Assets	$231
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,557
Net Asset Value, Offering and Redemption Price Per Share	$19.98
CLASS C:
Net Assets	$17,545
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	889,854
Net Asset Value, Offering and Redemption Price Per Share	$19.72
CLASS IS:
Net Assets	$52,943
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,520,319
Net Asset Value, Offering and Redemption Price Per Share	$21.01
(1) Including: Securities on Loan, at Value:	$31,955

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,098 of Foreign Taxes Withheld)	$10,263
Dividends from Security of Affiliated Issuer (Note G)	768
Income from Securities Loaned — Net	185
Total Investment Income	11,216
Expenses:
Advisory Fees (Note B)	9,381
Sub Transfer Agency Fees — Class I	919
Sub Transfer Agency Fees — Class A	248
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	7
Administration Fees (Note C)	974
Shareholder Services Fees — Class A (Note D)	469
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	85
Custodian Fees (Note F)	173
Registration Fees	109
Transfer Agency Fees — Class I (Note E)	60
Transfer Agency Fees — Class A (Note E)	8
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Professional Fees	63
Shareholder Reporting Fees	56
Directors' Fees and Expenses	23
Pricing Fees	1
Other Expenses	62
Expenses Before Non-Operating Expenses	12,643
Bank Overdraft Expense	1
Total Expenses	12,644
Rebate from Morgan Stanley Affiliate (Note G)	(217)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Net Expenses	12,426
Net Investment Loss	(1,210)
Realized Gain (Loss):
Investments Sold	(18,780)
Foreign Currency Translation	179
Net Realized Loss	(18,601)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $2,317)	121,568
Investments in Affiliates	(12,224)
Foreign Currency Translation	44
Net Change in Unrealized Appreciation (Depreciation)	109,388
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	90,787
Net Increase in Net Assets Resulting from Operations	$89,577

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

International Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(1,210)	$3,976
Net Realized Loss	(18,601)	(6,448)
Net Change in Unrealized Appreciation (Depreciation)	109,388	360,936
Net Increase in Net Assets Resulting from Operations	89,577	358,464
Dividends and Distributions to Shareholders:
Class I	—	(2,413)
Class A	—	(439)
Class L	—	(— @)
Class C	—	(23)
Class IS	—	(2)
Total Dividends and Distributions to Shareholders	—	(2,877)
Capital Share Transactions:(1)
Class I:
Subscribed	835,098	1,253,603
Distributions Reinvested	—	2,396
Redeemed	(356,863)	(210,412)
Class A:
Subscribed	122,158	233,415
Distributions Reinvested	—	439
Redeemed	(96,204)	(124,341)
Class L:
Exchanged	—	53
Distributions Reinvested	—	— @
Redeemed	(— @)	(42)
Class C:
Subscribed	2,549	9,422
Distributions Reinvested	—	23
Redeemed	(3,230)	(5,722)
Class IS:
Subscribed	47,886	750
Distributions Reinvested	—	1
Redeemed	(2,207)	(— @)
Net Increase in Net Assets Resulting from Capital Share Transactions	549,187	1,159,585
Redemption Fees	—	68
Total Increase in Net Assets	638,764	1,515,240
Net Assets:
Beginning of Period	2,298,636	783,396
End of Period	$2,937,400	$2,298,636

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

International Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	43,255	67,897
Shares Issued on Distributions Reinvested	—	117
Shares Redeemed	(19,306)	(11,270)
Net Increase in Class I Shares Outstanding	23,949	56,744
Class A:
Shares Subscribed	6,381	12,831
Shares Issued on Distributions Reinvested	—	22
Shares Redeemed	(5,143)	(7,067)
Net Increase in Class A Shares Outstanding	1,238	5,786
Class L:
Shares Exchanged	—	3
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(2)
Net Increase (Decrease) in Class L Shares Outstanding	(— @@)	1
Class C:
Shares Subscribed	135	530
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(187)	(328)
Net Increase (Decrease) in Class C Shares Outstanding	(52)	203
Class IS:
Shares Subscribed	2,604	37
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(122)	(— @@)
Net Increase in Class IS Shares Outstanding	2,482	37

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$20.45		$15.74		$16.89		$11.91		$11.80		$12.36
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.00	(3)	0.06		0.04		0.00	(3)	0.02		0.10
Net Realized and Unrealized Gain (Loss)	0.54		4.67		(0.91)		5.32		0.29		1.18
Total from Investment Operations	0.54		4.73		(0.87)		5.32		0.31		1.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(3)	—		—		—		(0.10)
Net Realized Gain	—		(0.02)		(0.28)		(0.34)		(0.20)		(1.74)
Total Distributions	—		(0.02)		(0.28)		(0.34)		(0.20)		(1.84)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$20.99		$20.45		$15.74		$16.89		$11.91		$11.80
Total Return(4)	2.64	%(8)	30.09%		(5.19)%		44.75%		2.47%		10.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,452,528		$1,900,219		$569,408		$166,189		$29,781		$2,361
Ratio of Expenses Before Expense Limitation	0.99	%(9)	1.03%		1.11%		1.21%		2.26%		4.82%
Ratio of Expenses After Expense Limitation	0.97	%(5)(9)	0.98	%(5)	0.98	%(5)	0.98	%(5)	0.99	%(5)	1.16	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.97	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.05	)%(5)(9)	0.32	%(5)	0.21	%(5)	0.02	%(5)	0.20	%(5)	0.76	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(9)	0.02%		0.02%		0.02%		0.01%		0.00	%(7)
Portfolio Turnover Rate	17	%(8)	15%		29%		30%		23%		96%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2015, the maximum ratio was 1.25% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$20.16		$15.56		$16.75		$11.86		$11.79		$12.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		0.01		(0.02)		(0.07)		(0.00	)(3)	0.01
Net Realized and Unrealized Gain (Loss)	0.52		4.61		(0.89)		5.30		0.27		1.23
Total from Investment Operations	0.49		4.62		(0.91)		5.23		0.27		1.24
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.08)
Net Realized Gain	—		(0.02)		(0.28)		(0.34)		(0.20)		(1.74)
Total Distributions	—		(0.02)		(0.28)		(0.34)		(0.20)		(1.82)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$20.65		$20.16		$15.56		$16.75		$11.86		$11.79
Total Return(4)	2.43	%(8)	29.72%		(5.48)%		44.18%		2.13%		9.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$414,153		$379,237		$202,732		$144,112		$10,822		$2,966
Ratio of Expenses Before Expense Limitation	1.28	%(9)	1.30%		1.37%		1.42%		2.55%		5.77%
Ratio of Expenses After Expense Limitation	1.26	%(5)(9)	1.28	%(5)	1.33	%(5)	1.31	%(5)	1.34	%(5)	1.46	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.26	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.35	)%(5)(9)	0.04	%(5)	(0.10	)%(5)	(0.46	)%(5)	(0.04	)%(5)	0.09	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(9)	0.02%		0.02%		0.02%		0.01%		0.00	%(7)
Portfolio Turnover Rate	17	%(8)	15%		29%		30%		23%		96%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2015, the maximum ratio was 1.60% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$19.56		$15.18		$16.43		$11.70		$11.69		$12.31
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.09)		(0.09)		(0.11)		(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss)	0.51		4.49		(0.88)		5.18		0.27		1.20
Total from Investment Operations	0.42		4.40		(0.97)		5.07		0.21		1.16
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.04)
Net Realized Gain	—		(0.02)		(0.28)		(0.34)		(0.20)		(1.74)
Total Distributions	—		(0.02)		(0.28)		(0.34)		(0.20)		(1.78)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$19.98		$19.56		$15.18		$16.43		$11.70		$11.69
Total Return(4)	2.15	%(8)	29.01%		(5.95)%		43.41%		1.64%		9.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$231		$226		$161		$135		$75		$211
Ratio of Expenses Before Expense Limitation	2.60	%(9)	2.59%		2.82%		3.82%		3.96%		6.87%
Ratio of Expenses After Expense Limitation	1.83	%(5)(9)	1.83	%(5)	1.83	%(5)	1.84	%(5)	1.84	%(5)	1.97	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.83	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.93	)%(5)(9)	(0.48	)%(5)	(0.55	)%(5)	(0.77	)%(5)	(0.52	)%(5)	(0.31	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(9)	0.02%		0.02%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	17	%(8)	15%		29%		30%		23%		96%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2015, the maximum ratio was 2.10% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Advantage Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$19.31		$15.02		$16.30		$11.63		$11.66		$13.80
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.10)		(0.12)		(0.15)		(0.17)		(0.11)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.51		4.43		(0.85)		5.18		0.28		(0.26)
Total from Investment Operations	0.41		4.31		(1.00)		5.01		0.17		(0.34)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.06)
Net Realized Gain	—		(0.02)		(0.28)		(0.34)		(0.20)		(1.74)
Total Distributions	—		(0.02)		(0.28)		(0.34)		(0.20)		(1.80)
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$19.72		$19.31		$15.02		$16.30		$11.63		$11.66
Total Return(5)	2.12	%(9)	28.72%		(6.18)%		43.16%		1.38%		(2.63	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,545		$18,180		$11,087		$6,760		$1,067		$247
Ratio of Expenses Before Expense Limitation	1.99	%(10)	2.03%		2.10%		2.25%		3.60%		9.11	%(10)
Ratio of Expenses After Expense Limitation	1.97	%(6)(10)	2.01	%(6)	2.07	%(6)	2.08	%(6)	2.09	%(6)	2.11	%(6)(7)(10)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.97	%(6)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.08	)%(6)(10)	(0.69	)%(6)	(0.88	)%(6)	(1.12	)%(6)	(0.91	)%(6)	(0.94	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.02%		0.02%		0.01%		0.00	%(8)(10)
Portfolio Turnover Rate	17	%(9)	15%		29%		30%		23%		96%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2015, the maximum ratio was 2.35% for Class C shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Advantage Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$20.46		$15.75		$18.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		0.05		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.53		4.69		(2.87)
Total from Investment Operations	0.55		4.74		(2.87)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—
Net Realized Gain	—		(0.02)		(0.28)
Total Distributions	—		(0.03)		(0.28)
Redemption Fees	—		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.01		$20.46		$15.75
Total Return(4)	2.69	%(6)	30.14%		(15.22	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,943		$774		$8
Ratio of Expenses Before Expense Limitation	0.90	%(7)	3.28%		19.51	%(7)
Ratio of Expenses After Expense Limitation	0.88	%(5)(7)	0.93	%(5)	0.93	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.88	%(5)(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.21	%(5)(7)	0.24	%(5)	(0.04	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02	%(7)
Portfolio Turnover Rate	17	%(6)	15%		29%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$222,035	$—	$222,035
Banks	—	188,852	—	188,852
Beverages	—	128,962	—	128,962
Biotechnology	—	52,253	—	52,253
Capital Markets	78,296	—	—	78,296
Chemicals	—	87,091	—	87,091
Diversified Consumer Services	134,856	—	—	134,856
Electric Utilities	9,686	—	—	9,686
Electronic Equipment, Instruments & Components	—	169,552	—	169,552
Food Products	—	142,298	—	142,298
Health Care Equipment & Supplies	—	52,008	—	52,008
Household Products	—	112,562	—	112,562
Information Technology Services	119,792	73,402	—	193,194
Insurance	—	86,280	—	86,280
Interactive Media & Services	—	74,891	—	74,891
Internet & Direct Marketing Retail	68,396	—	—	68,396
Marine	—	42,099	—	42,099
Multi-Utilities	94,045	—	—	94,045
Semiconductors & Semiconductor Equipment	72,104	146,978	—	219,082
Software	29,903	49,383	—	79,286
Textiles, Apparel & Luxury Goods	84,818	342,640	—	427,458
Total Common Stocks	691,896	1,971,286	—	2,663,182
Call Options Purchased	—	54	—	54
Short-Term Investments
Investment Company	284,596	—	—	284,596
Repurchase Agreements	—	1,613	—	1,613
Total Short-Term Investments	284,596	1,613	—	286,209
Total Assets	$976,492	$1,972,953	$—	$2,949,445

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$54	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,352)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$1,829(c)

c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$54	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$54	(a)	$—	$(54)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	590,459,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$31,955	(f)	$—	$(31,955	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $7,560,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $24,830,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$7,560	$—	$—	$—	$7,560
Total Borrowings	$7,560	$—	$—	$—	$7,560
Gross amount of recognized liabilities for securities lending transactions					$7,560

7.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets. Effective April 30, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $831,911,000 and $373,231,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $217,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$215,987	$553,101	$484,492	$768
Canada Goose Holdings, Inc.	—	97,042	—	—
	$215,987	$650,143	$484,492	$768
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$284,596
Canada Goose Holdings, Inc.	—	(12,224)	84,818
	$—	$(12,224)	$369,414

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$258	$2,619	$44	$11,201

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(2,217)	$2,217

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,506	$—

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2019, the Fund intends to defer to January 1, 2020 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$6,330

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.8%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIASAN
3182113 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

International Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$941.70	$1,020.14	$4.59	$4.77	0.95%
International Equity Portfolio Class A	1,000.00	940.00	1,018.40	6.27	6.52	1.30
International Equity Portfolio Class L	1,000.00	937.20	1,015.91	8.67	9.02	1.80
International Equity Portfolio Class C	1,000.00	936.20	1,014.67	9.87	10.27	2.05
International Equity Portfolio Class IS	1,000.00	941.70	1,020.34	4.39	4.57	0.91

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

  Effective April 30, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Australia (0.5%)
Aristocrat Leisure Ltd.	554,759	$9,934
Canada (6.6%)
Barrick Gold Corp.	1,997,451	53,747
Cameco Corp.	1,889,031	19,369
Constellation Software, Inc.	49,117	55,459
		128,575
China (3.3%)
Tencent Holdings Ltd. (a)	996,800	63,873
Finland (1.2%)
Neste Oyj	610,387	23,973
France (12.3%)
AXA SA	1,572,422	33,088
L'Oreal SA (BSRM) (b)	43,196	13,941
LVMH Moet Hennessy Louis Vuitton SE	66,377	29,305
Pernod Ricard SA	208,565	32,842
Safran SA (b)	365,301	36,746
Sanofi	670,999	68,432
Thales SA	313,188	25,348
		239,702
Germany (16.0%)
Adidas AG (b)	40,871	10,776
Bayer AG (Registered)	612,159	45,375
Deutsche Post AG (Registered)	1,165,630	42,802
Fresenius SE & Co., KGaA	1,243,103	61,786
Henkel AG & Co., KGaA (Preference)	791,839	73,873
Infineon Technologies AG	420,826	9,861
SAP SE	488,478	68,284
		312,757
Hong Kong (3.3%)
AIA Group Ltd.	5,642,600	52,801
Minth Group Ltd.	4,050,000	11,626
		64,427
Italy (1.4%)
Moncler SpA (b)	727,381	27,970
Japan (11.3%)
FANUC Corp.	197,000	35,316
Hoya Corp.	277,100	26,535
Keyence Corp.	77,400	32,435
Kirin Holdings Co., Ltd. (c)	1,654,200	34,870
Lion Corp.	1,603,900	38,576
Shiseido Co., Ltd.	233,500	14,879
Sumitomo Mitsui Financial Group, Inc.	1,072,851	30,278
USS Co., Ltd.	556,300	8,918
		221,807
Korea, Republic of (2.8%)
LG Household & Health Care Ltd.	23,737	26,605
Samsung Electronics Co., Ltd.	619,767	27,435
		54,040
	Shares	Value (000)
Netherlands (3.6%)
Heineken N.V.	299,205	$27,589
ING Groep N.V.	2,088,706	14,560
Unilever N.V. CVA	549,451	29,296
		71,445
Norway (1.0%)
Mowi ASA	1,042,071	19,864
Portugal (0.1%)
Banco Comercial Portugues SA (b)	21,927,977	2,634
Singapore (1.1%)
United Overseas Bank Ltd.	1,442,100	21,072
Spain (0.5%)
Bankinter SA	2,024,379	9,703
Sweden (2.3%)
Boliden AB	245,827	5,638
Epiroc AB, Class A	974,006	12,205
Hexagon AB, Class B (b)	452,475	26,572
		44,415
Switzerland (5.9%)
Alcon, Inc. (b)	143,885	8,268
Novartis AG (Registered)	675,547	58,854
Roche Holding AG (Genusschein)	137,694	47,704
		114,826
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	509,559	28,928
United Kingdom (23.7%)
Anglo American PLC	489,869	11,293
Associated British Foods PLC	1,263,277	29,869
Aviva PLC	3,139,141	10,640
BHP Group PLC (c)	1,574,979	32,229
British American Tobacco PLC	1,549,518	59,428
Experian PLC	253,570	8,900
GlaxoSmithKline PLC	2,828,625	57,137
Imperial Brands PLC	1,863,614	35,477
M&G PLC	4,706,110	9,772
Man Group PLC	7,502,872	12,147
Prudential PLC	2,907,701	43,814
Reckitt Benckiser Group PLC	996,209	91,650
RELX PLC (Euronext N.V.)	1,418,867	32,873
RELX PLC (LSE)	1,184,893	27,425
		462,654
Total Common Stocks (Cost $1,478,185)		1,922,599
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $24,013)	24,013,365	$24,013
Total Investments (99.6%) (Cost $1,502,198) Including $42,933 of Securities Loaned (d)(e)		1,946,612
Other Assets in Excess of Liabilities (0.4%)		8,318
Net Assets (100.0%)		$1,954,930

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2020.

(d)  The approximate fair value and percentage of net assets, $1,765,096,000 and 90.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $546,293,000 and the aggregate gross unrealized depreciation is approximately $101,879,000, resulting in net unrealized appreciation of approximately $444,414,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

Euronext N.V.  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	56.4%
Pharmaceuticals	14.2
Household Products	10.5
Insurance	7.2
Software	6.4
Metals & Mining	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,478,185)	$1,922,599
Investment in Security of Affiliated Issuer, at Value (Cost $24,013)	24,013
Total Investments in Securities, at Value (Cost $1,502,198)	1,946,612
Foreign Currency, at Value (Cost $4,027)	4,026
Tax Reclaim Receivable	7,452
Dividends Receivable	1,563
Receivable for Fund Shares Sold	552
Receivable from Securities Lending Income	4
Receivable from Affiliate	1
Other Assets	294
Total Assets	1,960,504
Liabilities:
Payable for Advisory Fees	3,431
Payable for Fund Shares Redeemed	1,353
Payable for Sub Transfer Agency Fees — Class I	260
Payable for Sub Transfer Agency Fees — Class A	70
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	129
Payable for Custodian Fees	69
Payable for Professional Fees	36
Payable for Shareholder Services Fees — Class A	11
Payable for Distribution and Shareholder Services Fees — Class H	3
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Other Liabilities	194
Total Liabilities	5,574
Net Assets	$1,954,930
Net Assets Consist of:
Paid-in-Capital	$1,544,222
Total Distributable Earnings	410,708
Net Assets	$1,954,930

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$1,482,302
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	106,782,279
Net Asset Value, Offering and Redemption Price Per Share	$13.88
CLASS A:
Net Assets	$53,751
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,898,122
Net Asset Value, Redemption Price Per Share	$13.79
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.76
Maximum Offering Price Per Share	$14.55
CLASS L:
Net Assets	$4,984
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	366,697
Net Asset Value, Offering and Redemption Price Per Share	$13.59
CLASS C:
Net Assets	$646
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	48,388
Net Asset Value, Offering and Redemption Price Per Share	$13.35
CLASS IS:
Net Assets	$413,247
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,766,634
Net Asset Value, Offering and Redemption Price Per Share	$13.88
(1) Including: Securities on Loan, at Value:	$42,933

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2,391 of Foreign Taxes Withheld)	$25,177
Dividends from Security of Affiliated Issuer (Note G)	119
Income from Securities Loaned — Net	52
Total Investment Income	25,348
Expenses:
Advisory Fees (Note B)	7,752
Sub Transfer Agency Fees — Class I	670
Sub Transfer Agency Fees — Class A	140
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	775
Shareholder Services Fees — Class A (Note D)	154
Distribution and Shareholder Services Fees — Class L (Note D)	19
Distribution and Shareholder Services Fees — Class C (Note D)	3
Custodian Fees (Note F)	136
Professional Fees	57
Registration Fees	41
Shareholder Reporting Fees	32
Transfer Agency Fees — Class I (Note E)	10
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Directors' Fees and Expenses	21
Pricing Fees	2
Other Expenses	34
Total Expenses	9,859
Reimbursement of Class Specific Expenses — Class I (Note B)	(398)
Reimbursement of Class Specific Expenses — Class A (Note B)	(60)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Waiver of Advisory Fees (Note B)	(32)
Rebate from Morgan Stanley Affiliate (Note G)	(29)
Net Expenses	9,336
Net Investment Income	16,012
Realized Loss:
Investments Sold	(13,518)
Foreign Currency Translation	(169)
Net Realized Loss	(13,687)
Change in Unrealized Appreciation (Depreciation):
Investments	(132,137)
Foreign Currency Translation	80
Net Change in Unrealized Appreciation (Depreciation)	(132,057)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(145,744)
Net Decrease in Net Assets Resulting from Operations	$(129,732)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$16,012	$43,378
Net Realized Gain (Loss)	(13,687)	158,994
Net Change in Unrealized Appreciation (Depreciation)	(132,057)	245,605
Net Increase (Decrease) in Net Assets Resulting from Operations	(129,732)	447,977
Dividends and Distributions to Shareholders:
Class I	—	(143,434)
Class A	—	(20,667)
Class L	—	(514)
Class C	—	(58)
Class IS	—	(43,082)
Total Dividends and Distributions to Shareholders	—	(207,755)
Capital Share Transactions:(1)
Class I:
Subscribed	185,118	107,722
Distributions Reinvested	—	138,564
Redeemed	(169,336)	(600,557)
Class A:
Subscribed	36,326	15,796
Distributions Reinvested	—	20,480
Redeemed	(165,983)	(92,281)
Class L:
Exchanged	178	24
Distributions Reinvested	—	509
Redeemed	(653)	(1,210)
Class C:
Subscribed	147	41
Distributions Reinvested	—	58
Redeemed	(124)	(280)
Class IS:
Subscribed	8,638	15,435
Distributions Reinvested	—	37,186
Redeemed	(25,116)	(105,825)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(130,805)	(464,338)
Redemption Fees	—	8
Total Decrease in Net Assets	(260,537)	(224,108)
Net Assets:
Beginning of Period	2,215,467	2,439,575
End of Period	$1,954,930	$2,215,467

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	15,215	7,357
Shares Issued on Distributions Reinvested	—	9,420
Shares Redeemed	(12,868)	(40,279)
Net Increase (Decrease) in Class I Shares Outstanding	2,347	(23,502)
Class A:
Shares Subscribed	3,144	1,090
Shares Issued on Distributions Reinvested	—	1,400
Shares Redeemed	(13,740)	(6,224)
Net Decrease in Class A Shares Outstanding	(10,596)	(3,734)
Class L:
Shares Exchanged	16	2
Shares Issued on Distributions Reinvested	—	35
Shares Redeemed	(55)	(84)
Net Decrease in Class L Shares Outstanding	(39)	(47)
Class C:
Shares Subscribed	11	3
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(10)	(20)
Net Increase (Decrease) in Class C Shares Outstanding	1	(13)
Class IS:
Shares Subscribed	645	1,046
Shares Issued on Distributions Reinvested	—	2,528
Shares Redeemed	(1,852)	(6,916)
Net Decrease in Class IS Shares Outstanding	(1,207)	(3,342)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.74		$13.49		$17.97		$14.64		$15.10		$15.47
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.28		0.31		0.26		0.27		0.30
Net Realized and Unrealized Gain (Loss)	(0.97)		2.47		(2.78)		3.41		(0.57)		(0.23)
Total from Investment Operations	(0.86)		2.75		(2.47)		3.67		(0.30)		0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.39)		(0.34)		(0.16)		(0.44)
Net Realized Gain	—		(1.18)		(1.62)		—		—		—
Total Distributions	—		(1.50)		(2.01)		(0.34)		(0.16)		(0.44)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.88		$14.74		$13.49		$17.97		$14.64		$15.10
Total Return(4)	(5.83	)%(7)	20.37%		(13.80)%		25.17%		(2.00)%		0.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,482,302		$1,539,709		$1,725,392		$1,691,807		$1,719,699		$2,073,782
Ratio of Expenses Before Expense Limitation	1.01	%(8)	1.00%		0.99%		0.99%		0.98%		1.01%
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		0.95	%(5)	N/A		N/A		0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income	1.71	%(5)(8)	1.86	%(5)	1.82	%(5)	1.54	%(5)	1.86	%(5)	1.85	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	20%		34%		18%		33%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.67		$13.42		$17.75		$14.46		$14.91		$15.28
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.24		0.32		0.19		0.23		0.24
Net Realized and Unrealized Gain (Loss)	(0.94)		2.46		(2.82)		3.38		(0.58)		(0.23)
Total from Investment Operations	(0.88)		2.70		(2.50)		3.57		(0.35)		0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.21)		(0.28)		(0.10)		(0.38)
Net Realized Gain	—		(1.18)		(1.62)		—		—		—
Total Distributions	—		(1.45)		(1.83)		(0.28)		(0.10)		(0.38)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.79		$14.67		$13.42		$17.75		$14.46		$14.91
Total Return(4)	(6.00	)%(7)	20.11%		(14.13)%		24.77%		(2.33)%		(0.02)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,751		$212,578		$244,622		$1,231,279		$1,176,835		$1,369,566
Ratio of Expenses Before Expense Limitation	1.40	%(8)	1.25%		1.31%		1.31%		1.30%		1.32%
Ratio of Expenses After Expense Limitation	1.30	%(5)(8)	1.25	%(5)	1.30	%(5)	1.30	%(5)	1.29	%(5)	1.30	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.25	%(5)	N/A		N/A		1.29	%(5)	1.30	%(5)
Ratio of Net Investment Income	0.91	%(5)(8)	1.62	%(5)	1.83%		1.16%		1.60%		1.48%
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)
Portfolio Turnover Rate	15	%(7)	20%		34%		18%		33%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.50		$13.28		$17.70		$14.43		$14.87		$15.23
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.15		0.10		0.11		0.16		0.15
Net Realized and Unrealized Gain (Loss)	(0.96)		2.44		(2.66)		3.35		(0.58)		(0.21)
Total from Investment Operations	(0.91)		2.59		(2.56)		3.46		(0.42)		(0.06)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.24)		(0.19)		(0.02)		(0.30)
Net Realized Gain	—		(1.18)		(1.62)		—		—		—
Total Distributions	—		(1.37)		(1.86)		(0.19)		(0.02)		(0.30)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.59		$14.50		$13.28		$17.70		$14.43		$14.87
Total Return(4)	(6.28	)%(7)	19.48%		(14.49)%		24.06%		(2.82)%		(0.47)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,984		$5,888		$6,022		$7,099		$7,008		$9,053
Ratio of Expenses Before Expense Limitation	1.84	%(8)	1.79%		N/A		1.90%		1.93%		1.89%
Ratio of Expenses After Expense Limitation	1.80	%(5)(8)	1.78	%(5)	1.72	%(5)	1.80	%(5)	1.80	%(5)	1.80	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.78	%(5)	N/A		N/A		1.80	%(5)	1.80	%(5)
Ratio of Net Investment Income	0.79	%(5)(8)	1.06	%(5)	1.17	%(5)	0.69	%(5)	1.09	%(5)	0.97	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	20%		34%		18%		33%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Equity Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$14.26		$13.08		$17.51		$14.31		$14.77		$16.70
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.04		0.10		0.05		0.04		0.14		(0.03)
Net Realized and Unrealized Gain (Loss)	(0.95)		2.41		(2.64)		3.35		(0.58)		(1.53)
Total from Investment Operations	(0.91)		2.51		(2.59)		3.39		(0.44)		(1.56)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.22)		(0.19)		(0.02)		(0.37)
Net Realized Gain	—		(1.18)		(1.62)		—		—		—
Total Distributions	—		(1.33)		(1.84)		(0.19)		(0.02)		(0.37)
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$13.35		$14.26		$13.08		$17.51		$14.31		$14.77
Total Return(5)	(6.38	)%(8)	19.18%		(14.82)%		23.78%		(3.01)%		(9.41	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$646		$674		$787		$677		$476		$372
Ratio of Expenses Before Expense Limitation	2.47	%(9)	2.35%		2.27%		2.41%		2.40%		2.75	%(9)
Ratio of Expenses After Expense Limitation	2.05	%(6)(9)	2.05	%(6)	2.05	%(6)	2.05	%(6)	2.05	%(6)	2.05	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		2.05	%(6)	N/A		N/A		2.05	%(6)	2.05	%(6)(9)
Ratio of Net Investment Income (Loss)	0.59	%(6)(9)	0.73	%(6)	0.83	%(6)	0.22	%(6)	0.95	%(6)	(0.27	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	15	%(8)	20%		34%		18%		33%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Equity Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.74		$13.48		$17.97		$14.64		$15.10		$15.47
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.29		0.38		0.26		0.29		0.30
Net Realized and Unrealized Gain (Loss)	(0.97)		2.48		(2.86)		3.42		(0.59)		(0.23)
Total from Investment Operations	(0.86)		2.77		(2.48)		3.68		(0.30)		0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.39)		(0.35)		(0.16)		(0.44)
Net Realized Gain	—		(1.18)		(1.62)		—		—		—
Total Distributions	—		(1.51)		(2.01)		(0.35)		(0.16)		(0.44)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.88		$14.74		$13.48		$17.97		$14.64		$15.10
Total Return(4)	(5.83	)%(7)	20.42%		(13.76)%		25.22%		(1.95)%		0.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$413,247		$456,618		$462,752		$1,230,104		$1,058,165		$872,167
Ratio of Expenses Before Expense Limitation	0.91	%(8)	0.91%		N/A		0.91%		0.91%		0.91%
Ratio of Expenses After Expense Limitation	0.91	%(5)(8)	0.91	%(5)	0.90	%(5)	0.91	%(5)	0.91	%(5)	0.91	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		0.91	%(5)	N/A		N/A		0.91	%(5)	0.91	%(5)
Ratio of Net Investment Income	1.71	%(5)(8)	1.94	%(5)	2.19	%(5)	1.52	%(5)	1.96	%(5)	1.84	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	20%		34%		18%		33%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$62,094	$—	$62,094
Air Freight & Logistics	—	42,802	—	42,802
Auto Components	—	11,626	—	11,626
Banks	—	78,247	—	78,247
Beverages	—	95,301	—	95,301
Capital Markets	—	12,147	—	12,147
Diversified Financial Services	—	9,772	—	9,772
Electronic Equipment, Instruments & Components	—	59,007	—	59,007
Food Products	—	49,733	—	49,733
Health Care Equipment & Supplies	—	34,803	—	34,803
Health Care Providers & Services	—	61,786	—	61,786
Hotels, Restaurants & Leisure	—	9,934	—	9,934
Household Products	—	204,099	—	204,099
Insurance	—	140,343	—	140,343
Interactive Media & Services	—	63,873	—	63,873
Machinery	—	47,521	—	47,521
Metals & Mining	53,747	49,160	—	102,907
Oil, Gas & Consumable Fuels	19,369	23,973	—	43,342
Personal Products	—	84,721	—	84,721
Pharmaceuticals	—	277,502	—	277,502
Professional Services	—	69,198	—	69,198
Semiconductors & Semiconductor Equipment	28,928	9,861	—	38,789
Software	55,459	68,284	—	123,743
Specialty Retail	—	8,918	—	8,918
Tech Hardware, Storage & Peripherals	—	27,435	—	27,435
Textiles, Apparel & Luxury Goods	—	68,051	—	68,051
Tobacco	—	94,905	—	94,905
Total Common Stocks	157,503	1,765,096	—	1,922,599
Short-Term Investment
Investment Company	24,013	—	—	24,013
Total Assets	$181,516	$1,765,096	$—	$1,946,612

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$42,933	(a)	$—	$(42,933	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received non-cash collateral of approximately $44,802,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets. Effective April 30, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $3 billion	Over $3 billion
0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $32,000 of advisory fees were waived and approximately $462,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's

Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $287,945,000 and $393,412,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $29,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$33,370	$204,090	$213,447	$119
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$24,013

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$43,718	$164,037	$62,556	$274,501

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and redemptions in kind, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(18,012)	$18,012

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

For the year ended December 31, 2019, the Fund realized gains from in-kind redemptions of approximately $7,831,000. The gains are not taxable income to the Fund.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.8%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIESAN
3179151 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	16
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
Privacy Notice	29
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

International Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Opportunity Portfolio Class I	$1,000.00	$1,139.20	$1,019.99	$5.21	$4.92	0.98%
International Opportunity Portfolio Class A	1,000.00	1,137.60	1,018.55	6.75	6.37	1.27
International Opportunity Portfolio Class L	1,000.00	1,134.40	1,015.76	9.71	9.17	1.83
International Opportunity Portfolio Class C	1,000.00	1,133.10	1,014.97	10.55	9.97	1.99
International Opportunity Portfolio Class IS	1,000.00	1,139.70	1,020.49	4.68	4.42	0.88
International Opportunity Portfolio Class IR	1,000.00	1,139.70	1,020.49	4.68	4.42	0.88

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (90.5%)
Argentina (1.3%)
Globant SA (a)	193,942	$29,062
Canada (7.6%)
Canada Goose Holdings, Inc. (See Note G) (a)(b)	3,661,007	84,826
Shopify, Inc., Class A (a)	98,064	93,082
		177,908
China (24.3%)
Alibaba Group Holding Ltd. ADR (a)	330,873	71,369
China Resources Beer Holdings Co., Ltd. (c)	6,626,666	36,990
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,588,704	63,212
Meituan Dianping, Class B (a)(c)	5,242,200	117,144
New Frontier Health Corp. (a)	1,583,308	13,110
Shenzhou International Group Holdings Ltd. (c)	1,371,600	16,675
TAL Education Group ADR (a)	2,421,460	165,580
Tencent Holdings Ltd. (c)	457,300	29,303
Trip.com Group Ltd. ADR (a)	1,996,489	51,749
		565,132
Denmark (4.3%)
DSV A/S	824,099	101,228
France (3.5%)
Hermes International	98,156	82,412
Germany (3.5%)
Adidas AG (a)	125,576	33,109
HelloFresh SE (a)	892,744	47,757
		80,866
India (6.7%)
HDFC Bank Ltd.	7,653,164	107,569
ICICI Bank Ltd. ADR	2,427,946	22,556
Kotak Mahindra Bank Ltd.	1,417,109	25,579
		155,704
Italy (3.7%)
Moncler SpA (a)	2,233,086	85,870
Japan (4.8%)
Keyence Corp.	203,400	85,237
Pigeon Corp.	696,000	26,939
		112,176
Korea, Republic of (2.5%)
NAVER Corp.	261,381	58,806
Netherlands (5.3%)
Adyen N.V. (a)	33,379	48,633
ASML Holding N.V.	126,435	46,252
Just Eat Takeaway.com N.V (a)	274,530	28,695
		123,580
	Shares	Value (000)
Sweden (1.6%)
Vitrolife AB (a)	1,677,497	$37,480
Switzerland (1.5%)
Straumann Holding AG (Registered)	39,651	34,278
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	6,135,000	65,519
United Kingdom (2.6%)
Fevertree Drinks PLC	1,274,493	32,307
Rightmove PLC	4,129,835	27,916
		60,223
United States (14.5%)
EPAM Systems, Inc. (a)	352,745	88,895
Farfetch Ltd., Class A (a)	2,938,763	50,753
MercadoLibre, Inc. (a)	47,650	46,972
Spotify Technology SA (a)	588,014	151,819
		338,439
Total Common Stocks (Cost $1,506,610)		2,108,683
Short-Term Investments (9.3%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	2,452,908	2,453
	Face Amount (000)
Repurchase Agreements (0.0%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $241; fully collateralized by a U.S. Government obligation; 0.5% due 3/15/23; valued at $246)	$241	241
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $424; fully collateralized by U.S. Government obligations; 1.38% - 3.88% due 9/30/20 - 8/15/40; valued at $433)	424	424
		665
Total Securities held as Collateral on Loaned Securities (Cost $3,118)		3,118

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

International Opportunity Portfolio

	Shares	Value (000)
Investment Company (9.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $213,097)	213,096,668	$213,097
Total Short-Term Investments (Cost $216,215)		216,215
Total Investments Excluding Purchased Options (99.8%) (Cost $1,722,825)		2,324,898
Total Purchased Options Outstanding (0.0%) (Cost $1,522)		44
Total Investments (99.8%) (Cost $1,724,347) Including $3,075 of Securities Loaned (d)(e)		2,324,942
Other Assets in Excess of Liabilities (0.2%)		3,740
Net Assets (100.0%)		$2,328,682

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2020.

(c)  Security trades on the Hong Kong exchange.

(d)  The approximate fair value and percentage of net assets, $1,238,910,000 and 53.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $655,737,000 and the aggregate gross unrealized depreciation is approximately $55,142,000, resulting in net unrealized appreciation of approximately $600,595,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	282,130,187	282,130	$44	$1,522	$(1,478)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.6%
Internet & Direct Marketing Retail	17.9
Textiles, Apparel & Luxury Goods	13.1
Information Technology Services	9.9
Short-Term Investments	9.2
Diversified Consumer Services	7.1
Banks	6.7
Entertainment	6.5
Interactive Media & Services	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,416,813)	$2,024,566
Investment in Security of Affiliated Issuer, at Value (Cost $307,534)	300,376
Total Investments in Securities, at Value (Cost $1,724,347)	2,324,942
Foreign Currency, at Value (Cost $906)	897
Receivable for Fund Shares Sold	11,921
Dividends Receivable	620
Tax Reclaim Receivable	314
Receivable from Affiliate	10
Receivable from Securities Lending Income	10
Other Assets	224
Total Assets	2,338,938
Liabilities:
Payable for Advisory Fees	3,614
Collateral on Securities Loaned, at Value	3,118
Payable for Fund Shares Redeemed	2,585
Due to Broker	270
Payable for Sub Transfer Agency Fees — Class I	124
Payable for Sub Transfer Agency Fees — Class A	47
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	5
Payable for Administration Fees	144
Payable for Shareholder Services Fees — Class A	75
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	44
Deferred Capital Gain Country Tax	100
Payable for Professional Fees	65
Payable for Transfer Agency Fees — Class I	11
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	8
Other Liabilities	41
Total Liabilities	10,256
Net Assets	$2,328,682
Net Assets Consist of:
Paid-in-Capital	$1,767,801
Total Distributable Earnings	560,881
Net Assets	$2,328,682

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$1,727,142
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	56,729,129
Net Asset Value, Offering and Redemption Price Per Share	$30.45
CLASS A:
Net Assets	$387,763
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,995,756
Net Asset Value, Redemption Price Per Share	$29.84
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.65
Maximum Offering Price Per Share	$31.49
CLASS L:
Net Assets	$491
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,151
Net Asset Value, Offering and Redemption Price Per Share	$28.62
CLASS C:
Net Assets	$56,653
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,004,416
Net Asset Value, Offering and Redemption Price Per Share	$28.26
CLASS IS:
Net Assets	$65,108
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,133,829
Net Asset Value, Offering and Redemption Price Per Share	$30.51
CLASS IR:
Net Assets	$91,525
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,998,491
Net Asset Value, Offering and Redemption Price Per Share	$30.52
(1) Including: Securities on Loan, at Value:	$3,075

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $524 of Foreign Taxes Withheld)	$3,723
Dividends from Security of Affiliated Issuer (Note G)	472
Income from Securities Loaned — Net	285
Total Investment Income	4,480
Expenses:
Advisory Fees (Note B)	7,194
Sub Transfer Agency Fees — Class I	603
Sub Transfer Agency Fees — Class A	212
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	19
Shareholder Services Fees — Class A (Note D)	401
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	250
Administration Fees (Note C)	741
Custodian Fees (Note F)	184
Registration Fees	73
Transfer Agency Fees — Class I (Note E)	46
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	8
Transfer Agency Fees — Class IS (Note E)	4
Transfer Agency Fees — Class IR (Note E)	1
Professional Fees	50
Shareholder Reporting Fees	45
Pricing Fees	2
Other Expenses	12
Total Expenses	9,854
Rebate from Morgan Stanley Affiliate (Note G)	(144)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(3)
Net Expenses	9,706
Net Investment Loss	(5,226)
Realized Gain (Loss):
Investments Sold	8,536
Investments in Affiliates	(71)
Foreign Currency Translation	(64)
Net Realized Gain	8,401
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1,331)	279,506
Investments in Affiliates	(7,158)
Foreign Currency Translation	11
Net Change in Unrealized Appreciation (Depreciation)	272,359
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	280,760
Net Increase in Net Assets Resulting from Operations	$275,534

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

International Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(5,226)	$(3,384)
Net Realized Gain (Loss)	8,401	(17,368)
Net Change in Unrealized Appreciation (Depreciation)	272,359	417,116
Net Increase in Net Assets Resulting from Operations	275,534	396,364
Capital Share Transactions:(1)
Class I:
Subscribed	507,227	585,257
Redeemed	(267,861)	(219,531)
Class A:
Subscribed	78,823	121,390
Redeemed	(71,646)	(88,729)
Class L:
Exchanged	11	—
Redeemed	(83)	—
Class C:
Subscribed	5,639	15,512
Redeemed	(8,033)	(9,844)
Class IS:
Subscribed	14,216	43,659
Redeemed	(10,226)	(13,026)
Class IR:
Redeemed	(30,000)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	218,067	434,688
Redemption Fees	41	23
Total Increase in Net Assets	493,642	831,075
Net Assets:
Beginning of Period	1,835,040	1,003,965
End of Period	$2,328,682	$1,835,040
(1) Capital Share Transactions:
Class I:
Shares Subscribed	19,555	24,447
Shares Redeemed	(10,893)	(9,242)
Net Increase in Class I Shares Outstanding	8,662	15,205
Class A:
Shares Subscribed	3,064	5,170
Shares Redeemed	(2,881)	(3,822)
Net Increase in Class A Shares Outstanding	183	1,348
Class L:
Shares Exchanged	— @@	—
Shares Redeemed	(3)	—
Net Increase (Decrease) in Class L Shares Outstanding	(3)	—
Class C:
Shares Subscribed	227	682
Shares Redeemed	(358)	(440)
Net Increase (Decrease) in Class C Shares Outstanding	(131)	242
Class IS:
Shares Subscribed	629	1,703
Shares Redeemed	(366)	(540)
Net Increase in Class IS Shares Outstanding	263	1,163
Class IR:
Shares Redeemed	(1,124)	—
Net Increase (Decrease) in Class IR Shares Outstanding	(1,124)	—

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$26.73		$19.77		$22.52		$14.93		$15.03		$13.92
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.04)		(0.04)		(0.08)		(0.03)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	3.78		7.00		(2.66)		8.04		(0.07)		1.58
Total from Investment Operations	3.72		6.96		(2.70)		7.96		(0.10)		1.58
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.00	)(3)	(0.03)
Net Realized Gain	—		—		(0.05)		(0.37)		—		(0.44)
Total Distributions	—		—		(0.05)		(0.37)		(0.00	)(3)	(0.47)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$30.45		$26.73		$19.77		$22.52		$14.93		$15.03
Total Return(4)	13.92	%(8)	35.20%		(12.04)%		53.38%		(0.65)%		11.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,727,142		$1,284,678		$649,580		$358,141		$62,440		$52,128
Ratio of Expenses Before Expense Limitation	0.99	%(9)	1.03%		1.04%		1.10%		1.34%		1.95%
Ratio of Expenses After Expense Limitation	0.98	%(5)(9)	0.99	%(5)	0.99	%(5)	0.98	%(5)	1.00	%(5)	1.01	%(5)(6)
Ratio of Net Investment Loss	(0.49	)%(5)(9)	(0.15	)%(5)	(0.19	)%(5)	(0.42	)%(5)	(0.22	)%(5)	(0.01	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.02%		0.00	%(7)	0.01%
Portfolio Turnover Rate	29	%(8)	20%		36%		30%		42%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2015, the maximum ratio was 1.15% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$26.23		$19.46		$22.25		$14.79		$14.93		$13.87
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.10)		(0.11)		(0.15)		(0.08)		(0.06)
Net Realized and Unrealized Gain (Loss)	3.71		6.87		(2.63)		7.98		(0.06)		1.57
Total from Investment Operations	3.61		6.77		(2.74)		7.83		(0.14)		1.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		—		(0.05)		(0.37)		—		(0.44)
Total Distributions	—		—		(0.05)		(0.37)		—		(0.45)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$29.84		$26.23		$19.46		$22.25		$14.79		$14.93
Total Return(4)	13.76	%(8)	34.79%		(12.36)%		53.01%		(1.00)%		10.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$387,763		$336,109		$223,098		$186,988		$11,727		$9,520
Ratio of Expenses Before Expense Limitation	1.28	%(9)	1.30%		1.34%		1.36%		1.66%		2.28%
Ratio of Expenses After Expense Limitation	1.27	%(5)(9)	1.29	%(5)	1.33	%(5)	1.27	%(5)	1.35	%(5)	1.34	%(5)(6)
Ratio of Net Investment Loss	(0.78	)%(5)(9)	(0.44	)%(5)	(0.51	)%(5)	(0.74	)%(5)	(0.55	)%(5)	(0.39	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.02%		0.00	%(7)	0.01%
Portfolio Turnover Rate	29	%(8)	20%		36%		30%		42%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2015, the maximum ratio was 1.50% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$25.23		$18.82		$21.63		$14.47		$14.69		$13.71
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.16)		(0.23)		(0.22)		(0.22)		(0.14)		(0.12)
Net Realized and Unrealized Gain (Loss)	3.55		6.64		(2.54)		7.75		(0.08)		1.54
Total from Investment Operations	3.39		6.41		(2.76)		7.53		(0.22)		1.42
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.05)		(0.37)		—		(0.44)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$28.62		$25.23		$18.82		$21.63		$14.47		$14.69
Total Return(4)	13.44	%(8)	34.06%		(12.81)%		52.11%		(1.50)%		10.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$491		$512		$382		$364		$221		$266
Ratio of Expenses Before Expense Limitation	2.18	%(9)	2.19%		2.28%		2.51%		3.16%		3.54%
Ratio of Expenses After Expense Limitation	1.83	%(5)(9)	1.84	%(5)	1.84	%(5)	1.84	%(5)	1.85	%(5)	1.91	%(5)(6)
Ratio of Net Investment Loss	(1.36	)%(5)(9)	(0.99	)%(5)	(1.02	)%(5)	(1.16	)%(5)	(1.00	)%(5)	(0.80	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.01%
Portfolio Turnover Rate	29	%(8)	20%		36%		30%		42%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2015, the maximum ratio was 2.00% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$24.94		$18.63		$21.46		$14.39		$14.63		$15.39
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.18)		(0.26)		(0.27)		(0.29)		(0.19)		(0.13)
Net Realized and Unrealized Gain (Loss)	3.50		6.57		(2.51)		7.73		(0.05)		(0.16)
Total from Investment Operations	3.32		6.31		(2.78)		7.44		(0.24)		(0.29)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		—		(0.05)		(0.37)		—		(0.44)
Total Distributions	—		—		(0.05)		(0.37)		—		(0.47)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$28.26		$24.94		$18.63		$21.46		$14.39		$14.63
Total Return(5)	13.31	%(9)	33.87%		(13.00)%		51.77%		(1.71)%		(1.85	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$56,653		$53,257		$35,297		$23,334		$1,862		$1,776
Ratio of Expenses Before Expense Limitation	2.00	%(10)	2.03%		2.06%		2.10%		2.43%		3.03	%(10)
Ratio of Expenses After Expense Limitation	1.99	%(6)(10)	2.02	%(6)	2.04	%(6)	2.01	%(6)	2.10	%(6)	2.10	%(6)(7)(10)
Ratio of Net Investment Loss	(1.51	)%(6)(10)	(1.17	)%(6)	(1.24	)%(6)	(1.45	)%(6)	(1.32	)%(6)	(1.28	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.01%		0.02%		0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	29	%(9)	20%		36%		30%		42%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2015, the maximum ratio was 2.25% for Class C shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$26.77		$19.79		$22.54		$14.94		$15.03		$13.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.05)		(0.02)		0.02		(0.12)		(0.03)		0.02
Net Realized and Unrealized Gain (Loss)	3.79		7.00		(2.72)		8.09		(0.06)		1.56
Total from Investment Operations	3.74		6.98		(2.70)		7.97		(0.09)		1.58
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.00	)(3)	(0.03)
Net Realized Gain	—		—		(0.05)		(0.37)		—		(0.44)
Total Distributions	—		—		(0.05)		(0.37)		(0.00	)(3)	(0.47)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$30.51		$26.77		$19.79		$22.54		$14.94		$15.03
Total Return(4)	13.97	%(8)	35.27%		(12.03)%		53.41%		(0.64)%		11.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$65,108		$50,083		$14,016		$57,629		$1,030		$12
Ratio of Expenses Before Expense Limitation	0.91	%(9)	0.98%		0.95%		1.03%		5.64%		15.79%
Ratio of Expenses After Expense Limitation	0.88	%(5)(9)	0.91	%(5)	0.92	%(5)	0.92	%(5)	0.93	%(5)	1.01	%(5)(6)
Ratio of Net Investment Income (Loss)	(0.39	)%(5)(9)	(0.07	)%(5)	0.09	%(5)	(0.56	)%(5)	(0.20	)%(5)	0.12	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.02%		0.02%		0.01%		0.00	%(7)
Portfolio Turnover Rate	29	%(8)	20%		36%		30%		42%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2015, the maximum ratio was 1.09% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Opportunity Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$26.78		$19.79		$25.37
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.02)		(0.06)
Net Realized and Unrealized Gain (Loss)	3.79		7.01		(5.47)
Total from Investment Operations	3.74		6.99		(5.53)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.05)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$30.52		$26.78		$19.79
Total Return(4)	13.97	%(6)	35.32%		(21.84	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$91,525		$110,401		$81,592
Ratio of Expenses Before Expense Limitation	0.90	%(7)	0.93%		0.95	%(7)
Ratio of Expenses After Expense Limitation	0.88	%(5)(7)	0.91	%(5)	0.93	%(5)(7)
Ratio of Net Investment Loss	(0.42	)%(5)(7)	(0.07	)%(5)	(0.46	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	29	%(6)	20%		36%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015 the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$101,228	$—	$101,228
Banks	22,556	133,148	—	155,704
Beverages	—	69,297	—	69,297
Biotechnology	—	37,480	—	37,480
Diversified Consumer Services	165,580	—	—	165,580
Electronic Equipment, Instruments & Components	—	85,237	—	85,237
Entertainment	151,819	—	—	151,819
Food Products	—	63,212	—	63,212
Health Care Equipment & Supplies	—	34,278	—	34,278
Health Care Providers & Services	13,110	—	—	13,110
Household Products	—	26,939	—	26,939
Information Technology Services	181,977	48,633	—	230,610
Interactive Media & Services	—	116,025	—	116,025
Internet & Direct Marketing Retail	220,843	193,596	—	414,439
Semiconductors & Semiconductor Equipment	—	111,771	—	111,771
Software	29,062	—	—	29,062
Textiles, Apparel & Luxury Goods	84,826	218,066	—	302,892
Total Common Stocks	869,773	1,238,910	—	2,108,683
Call Options Purchased	—	44	—	44
Short-Term Investments
Investment Company	215,550	—	—	215,550
Repurchase Agreements	—	665	—	665
Total Short-Term Investments	215,550	665	—	216,215
Total Assets	$1,085,323	$1,239,619	$—	$2,324,942

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options (Purchased Options)	Investments, at Value Currency Risk	$44(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,480	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$2,029	(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$44	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$44	(a)	$—	$(44)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	512,338,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,075	(f)	$—	$(3,075	)(g)(h)	$0

(f)  Represents market value of loaned securities at period end.

(g)  The Fund received cash collateral of approximately $3,118,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(h)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,118	$—	$—	$—	$3,118
Total Borrowings	$3,118	$—	$—	$—	$3,118
Gross amount of recognized liabilities for securities lending transactions					$3,118

7.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $4,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $643,363,000 and $502,842,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $144,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company/ Issuer	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$161,533	$452,791	$398,774	$472
Canada Goose Holdings, Inc.	—	92,863	808	—
	$161,533	$545,654	$399,582	$472
Affiliated Investment Company/ Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$215,550
Canada Goose Holdings, Inc.	(71)	(7,158)	84,826
	$(71)	$(7,158)	$300,376

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$608	$1,906

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$7,247	$(7,247)

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $34,868,000 and $5,162,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2019, the Fund intends to defer to January 1, 2020 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$66	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 26.3%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIIOSAN
3182135 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
Privacy Notice	25
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

International Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Real Estate Portfolio Class I	$1,000.00	$758.20	$1,019.89	$4.37	$5.02	1.00%
International Real Estate Portfolio Class A	1,000.00	756.70	1,018.15	5.90	6.77	1.35
International Real Estate Portfolio Class L	1,000.00	751.80	1,015.66	8.06	9.27	1.85
International Real Estate Portfolio Class C	1,000.00	753.80	1,014.42	9.16	10.52	2.10
International Real Estate Portfolio Class IS	1,000.00	758.10	1,020.04	4.24	4.87	0.97

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

  Effective April 30, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Australia (5.3%)
Dexus REIT	13,945	$89
Goodman Group REIT	1,105	11
GPT Group (The) REIT	14,509	42
Mirvac Group REIT	15,837	24
Scentre Group REIT	28,815	44
Stockland REIT	1,538	4
Vicinity Centres REIT	15,493	16
		230
Austria (0.0%)
CA Immobilien Anlagen AG	44	1
China (4.3%)
China Overseas Land & Investment Ltd. (a)	7,500	23
China Resources Land Ltd. (a)	16,000	61
Longfor Group Holdings Ltd. (a)	16,500	79
Poly Property Development Co., Ltd., Class H (a)	600	6
Shimao Property Holdings Ltd. (a)	3,000	13
Sunac China Holdings Ltd. (a)	1,000	4
		186
Finland (0.8%)
Kojamo Oyj	1,655	35
France (7.8%)
Carmila SA REIT	1,016	14
Covivio REIT	144	11
Gecina SA REIT	933	115
Klepierre SA REIT	3,136	63
Mercialys SA REIT	5,057	42
Unibail-Rodamco-Westfield REIT	1,672	94
		339
Germany (11.6%)
ADO Properties SA (b)	449	12
Alstria Office AG REIT	3,551	53
Deutsche Wohnen SE	3,275	147
LEG Immobilien AG	426	54
Vonovia SE	3,920	240
		506
Hong Kong (17.0%)
CK Asset Holdings Ltd.	6,500	39
Hang Lung Properties Ltd.	20,000	47
Hongkong Land Holdings Ltd.	22,200	92
Hysan Development Co., Ltd.	3,836	12
Link REIT	15,200	125
New World Development Co. Ltd.	13,197	63
Sun Hung Kai Properties Ltd.	15,956	204
Swire Properties Ltd.	36,300	93
Wharf Real Estate Investment Co., Ltd.	13,370	64
		739
Ireland (1.7%)
Hibernia REIT PLC	57,767	73
	Shares	Value (000)
Japan (25.9%)
Activia Properties, Inc. REIT	3	$10
Advance Residence Investment Corp. REIT	17	51
Daiwa Office Investment Corp. REIT	5	28
GLP J-REIT	29	42
Hulic Co., Ltd.	2,700	25
Hulic REIT, Inc.	8	10
Invincible Investment Corp. REIT	50	13
Japan Hotel REIT Investment Corp.	42	17
Japan Prime Realty Investment Corp. REIT	3	9
Japan Real Estate Investment Corp. REIT	20	103
Japan Retail Fund Investment Corp. REIT	6	7
Kenedix Office Investment Corp. REIT	5	28
Kenedix, Inc.	2,100	10
Mitsubishi Estate Co., Ltd.	10,400	155
Mitsubishi Estate Logistics REIT Investment Corp. REIT	7	26
Mitsui Fudosan Co., Ltd.	8,300	147
Mitsui Fudosan Logistics Park, Inc. REIT	9	40
Mori Trust Sogo Reit, Inc.	10	12
Nippon Building Fund, Inc. REIT	23	131
Nippon Prologis, Inc. REIT	15	46
Nomura Real Estate Master Fund, Inc. REIT	38	46
Orix, Inc. J-REIT	9	12
Premier Investment Corp. REIT	7	8
Sumitomo Realty & Development Co., Ltd.	4,300	119
United Urban Investment Corp. REIT	32	34
		1,129
Malta (0.1%)
BGP Holdings PLC (b)(c)	4,769,371	7
Netherlands (1.6%)
Eurocommercial Properties N.V. CVA REIT	2,971	39
NSI N.V. REIT	809	31
		70
Norway (1.3%)
Entra ASA	3,837	49
Norwegian Property ASA	4,968	6
		55
Singapore (3.8%)
Ascendas Real Estate Investment Trust REIT	21,504	49
CapitaLand Commercial Trust REIT	4,560	6
CapitaLand Mall Trust REIT	5,900	8
Frasers Logistics & Industrial Trust REIT	4,000	4
Keppel DC REIT	19,300	35
Mapletree Commercial Trust REIT	14,892	21
Mapletree Industrial Trust REIT	9,000	19
Mapletree Logistics Trust REIT	9,500	13
UOL Group Ltd.	2,013	10
		165

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

	Shares	Value (000)
Spain (2.9%)
Inmobiliaria Colonial Socimi SA REIT	5,124	$45
Merlin Properties Socimi SA REIT	9,578	80
		125
Sweden (2.8%)
Atrium Ljungberg AB, Class B	1,308	19
Castellum AB	495	9
Fabege AB	3,611	42
Hufvudstaden AB, Class A	3,120	39
Kungsleden AB	1,963	15
		124
Switzerland (0.9%)
PSP Swiss Property AG (Registered)	344	39
United Kingdom (10.2%)
British Land Co., PLC (The) REIT	18,949	91
Capital & Counties Properties PLC	8,990	16
Derwent London PLC REIT	1,703	59
Grainger PLC	2,470	9
Great Portland Estates PLC REIT	5,452	43
Hammerson PLC REIT	17,913	18
Land Securities Group PLC REIT	15,745	107
Segro PLC REIT	2,310	25
Shaftesbury PLC REIT	791	5
St. Modwen Properties PLC	3,458	15
Urban & Civic PLC	15,000	43
Workspace Group PLC REIT	1,445	12
		443
Total Common Stocks (Cost $4,237)		4,266
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $14)13,564		14
Total Investments (98.3%) (Cost $4,251) (d)(e)		4,280
Other Assets in Excess of Liabilities (1.7%)		74
Net Assets (100.0%)		$4,354

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  At June 30, 2020, the Fund held a fair valued security valued at approximately $7,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  The approximate fair value and percentage of net assets, $4,196,000 and 96.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $597,000 and the aggregate gross unrealized depreciation is approximately $568,000, resulting in net unrealized appreciation of approximately $29,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	43.2%
Office	22.7
Residential	15.1
Retail	11.0
Other*	8.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,237)	$4,266
Investment in Security of Affiliated Issuer, at Value (Cost $14)	14
Total Investments in Securities, at Value (Cost $4,251)	4,280
Foreign Currency, at Value (Cost $11)	12
Due from Adviser	65
Dividends Receivable	18
Receivable for Investments Sold	7
Tax Reclaim Receivable	6
Receivable from Affiliate	—	@
Other Assets	58
Total Assets	4,446
Liabilities:
Payable for Professional Fees	47
Payable for Custodian Fees	14
Deferred Capital Gain Country Tax	13
Payable for Investments Purchased	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	—	@
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	11
Total Liabilities	92
Net Assets	$4,354
Net Assets Consist of:
Paid-in-Capital	$228,888
Total Accumulated Loss	(224,534)
Net Assets	$4,354

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$3,630
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	241,813
Net Asset Value, Offering and Redemption Price Per Share	$15.02
CLASS A:
Net Assets	$700
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	46,592
Net Asset Value, Redemption Price Per Share	$15.02
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.83
Maximum Offering Price Per Share	$15.85
CLASS L:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	580
Net Asset Value, Offering and Redemption Price Per Share	$14.84
CLASS C:
Net Assets	$7
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	470
Net Asset Value, Offering and Redemption Price Per Share	$14.85
CLASS IS:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	507
Net Asset Value, Offering and Redemption Price Per Share	$15.01

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

International Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$98
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	98
Expenses:
Professional Fees	55
Custodian Fees (Note F)	36
Registration Fees	25
Advisory Fees (Note B)	23
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	3
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Pricing Fees	3
Administration Fees (Note C)	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Directors' Fees and Expenses	— @
Other Expenses	7
Expenses Before Non Operating Expenses	169
Bank Overdraft Expense	3
Total Expenses	172
Expenses Reimbursed by Adviser (Note B)	(108)
Waiver of Advisory Fees (Note B)	(23)
Reimbursement of Class Specific Expenses — Class I (Note B)	(4)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	33
Net Investment Income	65
Realized Gain (Loss):
Investments Sold (Net of $10 of Capital Gain Country Tax)	1,750
Foreign Currency Translation	(23)
Net Realized Gain	1,727
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $3)	(3,589)
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	(3,590)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,863)
Net Decrease in Net Assets Resulting from Operations	$(1,798)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

International Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$65	$484
Net Realized Gain	1,727	863
Net Change in Unrealized Appreciation (Depreciation)	(3,590)	2,103
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,798)	3,450
Dividends and Distributions to Shareholders:
Class I	—	(81)
Class A	—	(7)
Class L	—	(— @)
Class C	—	(— @)
Class IS	—	(104)
Total Dividends and Distributions to Shareholders	—	(192)
Capital Share Transactions:(1)
Class I:
Subscribed	3	403
Distributions Reinvested	—	77
Redeemed	(1,889)	(8,390)
Class A:
Subscribed	3	6
Distributions Reinvested	—	6
Redeemed	(84)	(634)
Class L:
Distributions Reinvested	—	— @
Class C:
Distributions Reinvested	—	— @
Class IS:
Distributions Reinvested	—	104
Redeemed	—	(9,934)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,967)	(18,362)
Total Decrease in Net Assets	(3,765)	(15,104)
Net Assets:
Beginning of Period	8,119	23,223
End of Period	$4,354	$8,119
(1) Capital Share Transactions:
Class I:
Shares Subscribed	— @@	21
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(115)	(449)
Net Decrease in Class I Shares Outstanding	(115)	(424)
Class A:
Shares Subscribed	— @@	— @@
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(4)	(33)
Net Decrease in Class A Shares Outstanding	(4)	(33)
Class L:
Shares Issued on Distributions Reinvested	—	— @@
Class C:
Shares Issued on Distributions Reinvested	—	— @@
Class IS:
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	—	(505)
Net Decrease in Class IS Shares Outstanding	—	(500)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$19.81		$16.99		$19.36		$17.53		$18.72		$19.84
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.46		0.52		0.59		0.46		0.37
Net Realized and Unrealized Gain (Loss)	(4.98)		2.58		(2.05)		2.69		(0.73)		(1.00)
Total from Investment Operations	(4.79)		3.04		(1.53)		3.28		(0.27)		(0.63)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.84)		(1.45)		(0.92)		(0.49)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.02		$19.81		$16.99		$19.36		$17.53		$18.72
Total Return(4)	(24.18	)%(8)	17.94%		(8.14)%		19.13%		(1.38)%		(3.29)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,630		$7,076		$13,276		$19,846		$26,213		$67,459
Ratio of Expenses Before Expense Limitation	5.74	%(9)	2.44%		1.90%		1.76%		1.37%		1.29%
Ratio of Expenses After Expense Limitation	1.10	%(5)(9)	1.02	%(5)(6)	1.00	%(5)	1.00	%(5)	1.00	%(5)	1.00	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.00	%(5)(9)	1.00	%(5)	N/A		1.00	%(5)	N/A		N/A
Ratio of Net Investment Income	2.22	%(5)(9)	2.44	%(5)	2.74	%(5)	3.13	%(5)	2.47	%(5)	1.84	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	41	%(8)	31%		28%		23%		21%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$19.85		$17.01		$19.37		$17.54		$18.73		$19.84
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.40		0.45		0.51		0.39		0.30
Net Realized and Unrealized Gain (Loss)	(5.00)		2.58		(2.04)		2.71		(0.73)		(1.00)
Total from Investment Operations	(4.83)		2.98		(1.59)		3.22		(0.34)		(0.70)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.77)		(1.39)		(0.85)		(0.41)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.02		$19.85		$17.01		$19.37		$17.54		$18.73
Total Return(4)	(24.33	)%(8)	17.53%		(8.45)%		18.78%		(1.78)%		(3.61)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$700		$1,013		$1,422		$1,917		$1,512		$2,308
Ratio of Expenses Before Expense Limitation	6.23	%(9)	2.85%		2.22%		2.23%		1.85%		1.70%
Ratio of Expenses After Expense Limitation	1.45	%(5)(9)	1.37	%(5)(6)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.35	%(5)(9)	1.35	%(5)	N/A		1.35	%(5)	N/A		N/A
Ratio of Net Investment Income	1.96	%(5)(9)	2.11	%(5)	2.40	%(5)	2.71	%(5)	2.10	%(5)	1.48	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	41	%(8)	31%		28%		23%		21%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$19.74		$16.94		$19.29		$17.42		$18.61		$19.69
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.30		0.36		0.50		0.29		0.18
Net Realized and Unrealized Gain (Loss)	(4.97)		2.57		(2.03)		2.59		(0.71)		(0.97)
Total from Investment Operations	(4.90)		2.87		(1.67)		3.09		(0.42)		(0.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.68)		(1.22)		(0.77)		(0.29)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$14.84		$19.74		$16.94		$19.29		$17.42		$18.61
Total Return(4)	(24.82	)%(8)	16.93%		(8.88)%		18.14%		(2.23)%		(4.11)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$11		$10		$11		$53		$55
Ratio of Expenses Before Expense Limitation	28.44	%(9)	20.03%		20.23%		14.81%		5.51%		4.58%
Ratio of Expenses After Expense Limitation	1.95	%(5)(9)	1.87	%(5)(6)	1.85	%(5)	1.85	%(5)	1.85	%(5)	1.85	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.85	%(5)(9)	1.85	%(5)	N/A		1.85	%(5)	N/A		N/A
Ratio of Net Investment Income	1.47	%(5)(9)	1.61	%(5)	1.90	%(5)	2.70	%(5)	1.58	%(5)	0.90	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	41	%(8)	31%		28%		23%		21%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$19.70		$16.91		$19.00		$17.32		$18.50		$21.28
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.25		0.35		0.30		0.25		0.06
Net Realized and Unrealized Gain (Loss)	(4.96)		2.56		(2.04)		2.71		(0.71)		(2.48)
Total from Investment Operations	(4.85)		2.81		(1.69)		3.01		(0.46)		(2.42)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.40)		(1.33)		(0.72)		(0.36)
Redemption Fees	—		—		—		0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$14.85		$19.70		$16.91		$19.00		$17.32		$18.50
Total Return(5)	(24.62	)%(9)	16.62%		(9.11)%		17.78%		(2.44)%		(11.47	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7		$9		$8		$128		$21		$22
Ratio of Expenses Before Expense Limitation	36.92	%(10)	25.57%		5.51%		5.62%		12.39%		10.98	%(10)
Ratio of Expenses After Expense Limitation	2.20	%(6)(10)	2.12	%(6)(7)	2.10	%(6)	2.10	%(6)	2.10	%(6)	2.10	%(6)(10)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	2.10	%(6)(10)	2.10	%(6)	N/A		2.10	%(6)	N/A		N/A
Ratio of Net Investment Income	1.22	%(6)(10)	1.36	%(6)	1.84	%(6)	1.58	%(6)	1.33	%(6)	0.45	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)(10)
Portfolio Turnover Rate	41	%(9)	31%		28%		23%		21%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

International Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$19.80		$16.98		$19.35		$17.52		$18.71		$19.83
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.47		0.52		0.59		0.47		0.37
Net Realized and Unrealized Gain (Loss)	(4.99)		2.58		(2.04)		2.70		(0.73)		(1.00)
Total from Investment Operations	(4.79)		3.05		(1.52)		3.29		(0.26)		(0.63)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.85)		(1.46)		(0.93)		(0.49)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.01		$19.80		$16.98		$19.35		$17.52		$18.71
Total Return(4)	(24.19	)%(8)	18.00%		(8.11)%		19.19%		(1.33)%		(3.26)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$10		$8,507		$11,359		$11,573		$20,944
Ratio of Expenses Before Expense Limitation	31.20	%(9)	2.34%		1.81%		1.70%		1.33%		1.30%
Ratio of Expenses After Expense Limitation	1.07	%(5)(9)	0.99	%(5)(6)	0.97	%(5)	0.97	%(5)	0.97	%(5)	0.97	%(5)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.97	%(5)(9)	0.97	%(5)	N/A		0.97	%(5)	N/A		N/A
Ratio of Net Investment Income	2.35	%(5)(9)	2.51	%(5)	2.76	%(5)	3.11	%(5)	2.52	%(5)	1.86	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	41	%(8)	31%		28%		23%		21%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$63	$1,787	$—	$1,850
Industrial	—	207	—	207
Industrial/Office Mixed	—	92	—	92
Lodging/Resorts	—	30	—	30
Office	—	972	—	972
Residential	—	638	7	645
Retail	—	470	—	470
Total Common Stocks	63	4,196	7	4,266
Short-Term Investment
Investment Company	14	—	—	14
Total Assets	$77	$4,196	$7	$4,280

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Real Estate	Common Stock (000)
Beginning Balance	$7
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—	@
Realized gains (losses)	—
Ending Balance	$7
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	—	@

@  Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an increase in input**
Common Stock	$7	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares,

Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets. Effective April 30, 2020, the Board of Directors of the Fund approved the elimination of redemption fees charged by the Fund.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.97% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $23,000 of advisory fees were waived and approximately $116,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

investments were approximately $2,851,000 and $13,585,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$163	$877	$1,026	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$14

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From: Ordinary Income (000)	2018 Distributions Paid From: Ordinary Income (000)
$192	$1,223

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,039	$—

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,108,000 and $221,640,000, respectively that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 38.1%.

K. Subsequent Events: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

The Directors of the Company approved a Plan of liquidation with respect to the Fund. Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund were liquidated, known liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund's shareholders, and all of the issued and outstanding shares of the Fund were redeemed (the "Liquidation"). The Fund suspended the offering of its shares to all investors at the close of business on July 13, 2020. The Liquidation occurred on July 15, 2020.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

On June 16, 2020, the Board approved a Plan of Liquidation with respect to the Fund. Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund were liquidated, known liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund's shareholders, and all of the issued and outstanding shares of the Fund were redeemed (the "Liquidation"). The Fund suspended the offering of its shares to all investors at the close of business on July 13, 2020 and the Liquidation occurred on July 15, 2020.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

25

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc..
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIRESAN
3179202 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	26
Consolidated Statement of Operations	28
Consolidated Statements of Changes in Net Assets	29
Consolidated Financial Highlights	31
Notes to Consolidated Financial Statements	36
Investment Advisory Agreement Approval	47
Liquidity Risk Management Program	49
Privacy Notice	50
Director and Officer Information	52

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Multi-Asset Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Consolidated Expense Example (unaudited)

Multi-Asset Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Multi-Asset Portfolio Class I	$1,000.00	$898.00	$1,019.84	$4.77	$5.07	1.01%
Multi-Asset Portfolio Class A	1,000.00	896.00	1,018.10	6.41	6.82	1.36
Multi-Asset Portfolio Class L	1,000.00	894.60	1,051.61	8.76	9.32	1.86
Multi-Asset Portfolio Class C	1,000.00	893.50	1,014.37	9.93	10.57	2.11
Multi-Asset Portfolio Class IS	1,000.00	897.90	1,019.99	4.62	4.92	0.98

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Portfolio

	Shares	Value (000)
Common Stocks (22.6%)
Australia (0.0%)
Goodman Group REIT	33	$1
Stockland REIT	70	—	@
		1
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (a)	178,000	—	@
France (0.4%)
Accor SA (a)	3,051	83
Hong Kong (0.0%)
Shangri-La Asia Ltd.	10,000	9
Japan (3.5%)
Mitsubishi Estate Co., Ltd.	12,385	184
Mitsui Fudosan Co., Ltd.	12,294	218
Nomura Real Estate Holdings, Inc.	2,296	43
Sumitomo Realty & Development Co., Ltd.	7,063	195
Tokyo Tatemono Co., Ltd.	5,960	69
Tokyu Fudosan Holdings Corp.	13,387	63
		772
Netherlands (0.1%)
Basic-Fit N.V. (a)	583	15
Spain (0.0%)
Melia Hotels International SA	2,494	11
United Kingdom (0.8%)
InterContinental Hotels Group PLC	2,037	90
InterContinental Hotels Group PLC ADR	900	40
Whitbread PLC (a)	2,006	55
		185
United States (17.8%)
Bank of America Corp.	2,905	69
Choice Hotels International, Inc.	529	42
CIT Group, Inc.	29	1
Citigroup, Inc.	748	38
Citizens Financial Group, Inc.	148	4
Comerica, Inc.	49	2
DR Horton, Inc.	10,964	608
Eagle Materials, Inc.	302	21
East West Bancorp, Inc.	47	2
Extended Stay America, Inc. (Units) (b)	1,936	22
Fidelity National Financial, Inc.	2,097	64
Fifth Third Bancorp	236	4
First American Financial Corp.	715	34
First Republic Bank	54	6
Hilton Worldwide Holdings, Inc.	3,217	236
Huntington Bancshares, Inc.	339	3
Hyatt Hotels Corp., Class A	1,183	59
JPMorgan Chase & Co.	1,048	99
KB Home	2,639	81
KeyCorp	325	4
Lennar Corp., Class A	9,032	557
Louisiana-Pacific Corp.	708	18
	Shares		Value (000)
M&T Bank Corp.		41	$4
M/I Homes, Inc. (a)		770	26
Marriott International, Inc., Class A		3,616	310
Marriott Vacations Worldwide Corp.		405	33
Martin Marietta Materials, Inc.		488	101
Masco Corp.		1,793	90
MDC Holdings, Inc.		1,946	69
Meritage Homes Corp. (a)		1,257	96
MGIC Investment Corp.		2,548	21
Mohawk Industries, Inc. (a)		380	39
NVR, Inc. (a)		122	398
Owens Corning		655	36
People's United Financial, Inc.		138	2
PNC Financial Services Group, Inc. (The)		148	16
Pulte Group, Inc.		7,936	270
Regions Financial Corp.		325	4
Scotts Miracle-Gro Co. (The), Class A		425	57
Signature Bank		20	2
Skyline Champion Corp. (a)		427	10
Stewart Information Services Corp.		177	6
SVB Financial Group (a)		18	4
Toll Brothers, Inc.		3,707	121
Truist Financial Corp.		430	16
UFP Industries, Inc.		432	21
US Bancorp		485	18
Vulcan Materials Co.		908	105
Watsco, Inc.		281	50
Wells Fargo & Co.		1,373	35
Wyndham Hotels & Resorts, Inc.		907	39
Zions Bancorp NA		59	2
			3,975
Total Common Stocks (Cost $5,081)			5,051
	Face Amount (000)
Fixed Income Securities (9.6%)
Sovereign (9.6%)
Argentina (1.0%)
Argentine Republic Government International Bond, 5.88%, 1/11/28 (c)(d)		$554	222
Greece (8.6%)
Hellenic Republic Government Bond, 3.75%, 1/30/28	EUR	1,429	1,925
Total Sovereign (Cost $2,110)			2,147
Total Fixed Income Securities (Cost $2,110)			2,147
	Shares
Short-Term Investments (64.5%)
Investment Company (54.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $12,121)		12,121,202	12,121

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (10.3%)
U.S. Treasury Bill, 0.16%, 1/28/21 (Cost $2,315) (e)(f)	$2,317	$2,315
Total Short-Term Investments (Cost $14,436)		14,436
Total Investments (96.7%) (Cost $21,627) (g)(h)(i)		21,634
Other Assets in Excess of Liabilities (3.3%)		735
Net Assets (100.0%)		$22,369

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Non-income producing security; bond in default.

(d)  Issuer in bankruptcy.

(e)  Rate shown is the yield to maturity at June 30, 2020.

(f)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(h)  The approximate fair value and percentage of net assets, $1,036,000 and 4.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(i)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $816,000 and the aggregate gross unrealized depreciation is approximately $783,000, resulting in net unrealized appreciation of approximately $33,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$51		EUR	45		7/7/20	$	(—	@)
Barclays Bank PLC		$11		EUR	10		7/7/20		(—	@)
BNP Paribas SA	CAD	11			$8		7/7/20		(—	@)
BNP Paribas SA	JPY	7,719			$72		7/7/20		—	@
BNP Paribas SA	JPY	15,563			$145		7/7/20		1
BNP Paribas SA	JPY	6,030			$56		7/7/20		1
BNP Paribas SA		$56		CHF	53		7/7/20		—	@
BNP Paribas SA		$2,642		EUR	2,350		7/7/20		(2)
BNP Paribas SA		$338		GBP	269		7/7/20		(5)
Citibank NA		$327		EUR	291		7/7/20		(—	@)
Goldman Sachs International	HKD	126			$16		7/7/20		—	@
Goldman Sachs International		$941		EUR	836		7/7/20		(1)
JPMorgan Chase Bank NA		$215		EUR	191		7/7/20		(—	@)
State Street Bank and Trust Co.	CAD	15			$11		7/7/20		(—	@)
UBS AG	CHF	11			$11		7/7/20		—	@
UBS AG	HKD	99			$13		7/7/20		(—	@)
UBS AG	MXN	562			$25		7/7/20		1
UBS AG		$589		CHF	560		7/7/20		2
UBS AG		$22		EUR	20		7/7/20		(—	@)
UBS AG		$70		EUR	62		7/7/20		(—	@)
UBS AG		$3,117		EUR	2,772		7/7/20		(2)
UBS AG		$23		GBP	18		7/7/20		—	@
UBS AG		$338		GBP	269		7/7/20		(5)
UBS AG		$29		HKD	226		7/7/20		(—	@)
Barclays Bank PLC	PEN	11			$3		9/17/20		—	@
BNP Paribas SA	COP	1,251			$—	@	9/17/20		—	@
BNP Paribas SA	EUR	40			$45		9/17/20		—	@
BNP Paribas SA		$—	@	CLP	222		9/17/20		(—	@)
BNP Paribas SA		$1		IDR	17,025		9/17/20		—	@
BNP Paribas SA		$2		INR	152		9/17/20		—	@
BNP Paribas SA		$—	@	RUB	22		9/17/20		(—	@)
BNP Paribas SA		$3		TWD	88		9/17/20		(—	@)
Citibank NA		$—	@	KRW	596		9/17/20		(—	@)
UBS AG	EUR	21			$24		9/17/20		—	@
UBS AG	JPY	2,886			$27		9/17/20		—	@
UBS AG	JPY	1,554			$15		9/17/20		—	@
									$(10)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	8	Aug-20		$1	$1,440	$49
NYMEX WTI Crude Oil Futures (United States)	5	Nov-21		5	204	(1)
Short:
Euro FX Currency (United States)	63	Sep-20		(7,875)	(8,862)	52
Euro Stoxx 50 (Germany)	7	Sep-20	EUR	(— @)	(253)	(6)
German Euro BTP (Germany)	10	Sep-20		(1,000)	(1,616)	(30)
MSCI Emerging Market E Mini (United States)	2	Sep-20	$	(— @)	(99)	(2)
NIKKEI 225 Index (Japan)	1	Sep-20	JPY	(1)	(103)	4
S&P 500 E MINI Index (United States)	18	Sep-20		$(1)	(2,781)	(31)
TOPIX Index (Japan)	5	Sep-20	JPY	(50)	(722)	29
U.S. Treasury Ultra Bond (United States)	4	Sep-20		$(400)	(873)	6
U.S. Treasury Ultra Long Bond (United States)	2	Sep-20		(200)	(315)	(1)
						$69

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at June 30, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC* CDX.EM.32	NR	Buy	1.00%	Quarterly	12/20/24	$243	$9	$13	$(4)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2020:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* US CPI All Urban Semi-Annual/	Consumers Index	Receive	1.24%	Quarterly	3/30/30	$267	$6	$—	$6
Morgan Stanley & Co. LLC* US CPI All Urban Semi-Annual/	Consumers Index	Receive	1.27	Quarterly	3/30/30	1,068	19	—	19
Morgan Stanley & Co. LLC* US CPI All Urban Semi-Annual/	Consumers Index	Receive	1.30	Quarterly	3/30/30	267	4	—	4
Morgan Stanley & Co. LLC* US CPI All Urban Semi-Annual/	Consumers Index	Receive	1.18	Quarterly	3/31/30	445	12	—	12
Morgan Stanley & Co. LLC* US CPI All Urban Semi-Annual/	Consumers Index	Receive	1.31	Quarterly	4/28/30	159	2	—	2
Morgan Stanley & Co. LLC* US CPI All Urban Semi-Annual/	Consumers Index	Receive	1.37	Quarterly	5/29/30	50	1	—	1
							$44	$—	$44

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2020:

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA Long SP500 3 Month USD	Value Index††	Receive	LIBOR plus 0.10%	Quarterly	5/14/21		$1,353	$(49)	$—	$(49)
JPMorgan Chase Bank NA Long SP500 3 Month USD	Value Index††	Receive	LIBOR plus 0.10%	Quarterly	5/14/21		1,074	(28)	—	(28)
JPMorgan Chase Bank NA Long SP500 3 Month USD	Value Index††	Receive	LIBOR plus 0.10%	Quarterly	5/14/21		1,078	(26)	—	(26)
JPMorgan Chase Bank NA Long U.S. Value 3 Month USD	(SP1500) Index††	Receive	LIBOR plus 0.10%	Quarterly	5/14/21		879	29	—	29
JPMorgan Chase Bank NA Long U.S. Value 3 Month USD	(SP1500) Index††	Receive	LIBOR plus 0.10%	Quarterly	5/14/21		976	39	—	39
JPMorgan Chase Bank NA Long U.S. Value 3 Month USD	(SP1500) Index††	Receive	LIBOR plus 0.10%	Quarterly	5/14/21		458	— @	—	— @
JPMorgan Chase Bank NA Short SP500 Anti 3 Month USD	Value Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		606	4	—	4
JPMorgan Chase Bank NA Short SP500 Anti 3 Month USD	Value Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		605	2	—	2
JPMorgan Chase Bank NA Short SP500 Anti 3 Month USD	Value Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		605	6	—	6
JPMorgan Chase Bank NA Short SP500 3 Month USD	Low Vol Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		561	8	—	8
JPMorgan Chase Bank NA Short SP500 3 Month USD	Low Vol Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		560	5	—	5
JPMorgan Chase Bank NA Short SP500 3 Month USD	Low Vol Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		562	6	—	6
JPMorgan Chase Bank NA Short U.S. Low Vol 3 Month USD	(SP1500) Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		456	1	—	1
JPMorgan Chase Bank NA Short U.S. Low Vol 3 Month USD	(SP1500) Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		898	(14)	—	(14)
JPMorgan Chase Bank NA Short U.S. Low Vol 3 Month USD	(SP1500) Index††	Pay	LIBOR plus 0.10%	Quarterly	5/14/21		943	(28)	—	(28)
JPMorgan Chase Bank NA Long EMU 3 Month EUR	Value Index††	Pay	EURIBOR plus 0.14%	Quarterly	6/16/21	EUR	492	— @	—	— @
JPMorgan Chase Bank NA Long EMU 3 Month EUR	Value index††	Receive	EURIBOR plus 0.14%	Quarterly	6/16/21		519	(16)	—	(16)
JPMorgan Chase Bank NA Short EMU Anti 3 Month EUR	Value Index††	Pay	EURIBOR plus 0.05%	Quarterly	6/16/21		520	(1)	—	(1)
JPMorgan Chase Bank NA Short EMU Low 3 Month EUR	Vol Index††	Pay	EURIBOR plus 0.05%	Quarterly	6/16/21		503	(11)	—	(11)
								$(73)	$—	$(73)

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with Long SP500 Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long SP500 Value Index
AES Corp.	7,427	$108	1.14%
Alliance Data Systems Corp.	1,911	86	0.90
Allstate Corp.	527	51	0.54
American International Group	3,047	95	1.00
AmerisourceBergen Corp.	1,024	103	1.08
Anthem, Inc.	379	100	1.05
Archer-Daniels-Midland Co.	2,489	99	1.04
Baker Hughes Co.	6,024	93	0.97
Bank Of New York Mellon Corp.	2,620	101	1.06
Biogen, Inc.	360	96	1.01
BorgWarner, Inc.	3,019	107	1.12
Cardinal Health, Inc.	1,861	97	1.02
Carrier Global Corp.	2,366	53	0.55
CBRE Group Inc — A	2,097	95	0.99
Centene Corp.	1,583	101	1.05
CenterPoint Energy, Inc.	5,516	103	1.08
CenturyLink, Inc.	9,708	97	1.02
CF Industries Holdings, Inc.	3,293	93	0.97
Cigna Corp.	526	99	1.03
Cisco Systems, Inc.	2,183	102	1.07
Citigroup, Inc.	1,863	95	1.00
Cognizant Tech Solutions-A	1,832	104	1.09
CVS Health Corp.	1,547	101	1.05
Davita, Inc.	1,285	102	1.07
Delta Air Lines, Inc.	3,241	91	0.95
Devon Energy Corp.	7,628	86	0.91
Discovery, Inc. — A	4,557	96	1.01
Discovery, Inc. — C	5,065	98	1.02
Dow, Inc.	2,401	98	1.03
DXC Technology Co.	6,254	103	1.08
Eastman Chemical Co.	1,418	99	1.03
Edison International	1,676	91	0.95
Exelon Corp.	2,629	95	1.00
FedEx Corp.	748	105	1.10
Fifth Third Bancorp, Inc.	4,603	89	0.93
General Dynamics Corp.	650	97	1.02
General Motors Co.	3,652	92	0.97
Hanesbrands, Inc.	8,384	95	0.99
Harley-Davidson, Inc.	3,991	95	0.99
Hartford Financial SVCS Group	2,445	94	0.99
Hewlett Packard Enterprise	9,745	95	0.99
Host Hotels & Resorts, Inc.	7,919	85	0.90
Howmet Aerospace, Inc.	6,661	106	1.11
HP, Inc.	5,881	103	1.07
Huntington Ingalls Industries	547	95	1.00
Intel Corp.	1,680	100	1.05
International Paper Co.	2,841	100	1.05
Interpublic Group Of Cos, Inc.	2,927	50	0.53
Intl Business Machines Corp.	811	98	1.03
Invesco Ltd.	9,107	98	1.03
JM Smucker Co. (The)	939	99	1.04
Johnson Controls International	2,863	98	1.02
Juniper Networks, Inc.	4,163	95	1.00

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Long SP500 Value Index (cont'd)
Kimco Realty Corp.	7,180	$92	0.97%
Kinder Morgan, Inc.	3,270	50	0.52
Kohls Corp.	4,087	85	0.89
Kraft Heinz Co. (The)	3,100	99	1.04
Kroger Co.	3,119	106	1.11
Lennar Corp. — A	1,587	98	1.02
Lincoln National Corp.	2,389	88	0.92
Lyondellbasell Indu — Class A	1,469	97	1.01
Metlife, Inc.	2,622	96	1.00
Micron Technology, Inc.	1,988	102	1.07
Mohawk Industries, Inc.	1,033	105	1.10
Molson Coors Beverage Co. — B	2,549	88	0.92
Mylan N.V.	6,289	101	1.06
NetApp, Inc.	2,287	101	1.06
Newell Brands, Inc.	6,449	102	1.07
Nielsen Holdings PLC	6,679	99	1.04
NRG Energy, Inc.	3,005	98	1.03
Oneok, Inc.	2,642	88	0.92
Perrigo Co. PLC	1,897	105	1.10
Pfizer, Inc.	1,564	51	0.54
Phillips 66	1,317	95	0.99
PPL Corp.	3,732	96	1.01
Principal Financial Group	2,295	95	1.00
Pultegroup, Inc.	2,777	95	0.99
PVH Corp.	1,930	93	0.97
Quanta Services, Inc.	2,617	103	1.08
Seagate Technology	1,963	95	1.00
Simon Property Group Inc.	1,343	92	0.96
Sl Green Realty Corp.	1,887	93	0.97
Snap-on, Inc.	739	102	1.07
Synchrony Financial	4,032	89	0.94
Tapestry, Inc.	6,768	90	0.94
Te Connectivity Ltd.	1,234	101	1.05
Textron, Inc.	2,900	95	1.00
Tyson Foods, Inc. — Class A	1,564	93	0.98
United Airlines Holdings, Inc.	2,523	87	0.92
United Rentals, Inc.	641	96	1.00
Universal Health Services — B	995	92	0.97
Unum Group	5,777	96	1.00
Viacomcbs, Inc. — Class B	4,194	98	1.03
Vornado Realty Trust	2,450	94	0.98
Wabtec Corp.	1,613	93	0.97
Walgreens Boots Alliance, Inc.	2,407	102	1.07
Wells Fargo & Co.	3,557	91	0.95
Western Digital Corp.	2,281	101	1.06
Western Union Co.	4,613	100	1.05
Westrock Co.	3,507	99	1.04
Xerox Holdings Corp.	5,834	89	0.93
		$9,543.00	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with Long U.S. Value (SP1500) Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index
AAR Corp.	2,576	$53	0.54%
Acuity Brands, Inc.	604	58	0.58
Advansix, Inc.	3,502	41	0.41
Alexion Pharmaceuticals, Inc.	462	52	0.52
Alliance Data Systems Corp.	1,139	51	0.52
American Equity Invt Life Hl	2,326	57	0.58
American International Group	1,698	53	0.53
American Woodmark Corp.	749	57	0.57
Apogee Enterprises, Inc.	2,474	57	0.57
Arcbest Corp.	2,072	55	0.55
Archer-Daniels-Midland Co.	1,350	54	0.54
Archrock, Inc.	8,821	57	0.58
Atlas Air Worldwide Holdings	1,334	57	0.58
Autonation, Inc.	1,412	53	0.53
AZZ, Inc.	1,599	55	0.55
Baker Hughes Co.	3,517	54	0.54
Bank Of New York Mellon Corp.	1,401	54	0.54
Big Lots, Inc.	1,598	67	0.67
Biogen, Inc.	204	55	0.55
Bonanza Creek Energy, Inc.	3,266	48	0.49
Brinker International, Inc.	2,365	57	0.57
Brixmor Property Group, Inc.	4,198	54	0.54
Brunswick Corp.	858	55	0.55
Cadence Bancorp	5,786	51	0.52
Caleres, Inc.	6,673	56	0.56
Callon Petroleum Co.	38,286	44	0.44
Capri Holdings Ltd.	3,421	53	0.54
Cardinal Health, Inc.	1,003	52	0.53
Cardtronics PLC — A	2,246	54	0.54
Carnival Corp.	3,133	51	0.52
Cato Corp. — Class A	3,174	26	0.26
CenterPoint Energy, Inc.	2,991	56	0.56
Central Garden And Pet Co. — A	1,708	58	0.58
Century Communities, Inc.	1,771	54	0.55
CenturyLink, Inc.	5,319	53	0.54
Chart Industries, Inc.	1,285	62	0.63
Cheesecake Factory, Inc. (The)	2,395	55	0.55
Cigna Corp.	57	11	0.11
Citigroup, Inc.	1,037	53	0.53
Citizens Financial Group	2,123	54	0.54
Cno Financial Group, Inc.	3,524	55	0.55
Commercial Metals Co.	2,623	54	0.54
Computer Programs & Systems	1,214	28	0.28
Comtech Telecommunications	3,223	54	0.55
Conn's Inc	5,952	60	0.60
Consol Energy, Inc.	7,596	39	0.39
Cooper-Standard Holding	2,941	39	0.39
Corecivic, Inc.	5,345	50	0.50
Crane Co.	973	58	0.58
Customers Bancorp, Inc.	3,238	39	0.39
Cvs Health Corp.	840	55	0.55
Dana, Inc.	4,525	55	0.55
Darling Ingredients, Inc.	2,238	55	0.55
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index (cont'd)
Dave & Buster'S Entertainment	3,680	$49	0.49%
Deluxe Corp.	2,390	56	0.57
Designer Brands, Inc. — Class A	7,927	54	0.54
Diamondrock Hospitality Co.	9,504	53	0.53
Diodes, Inc.	1,079	55	0.55
Discovery, Inc. — C	2,715	52	0.53
Donnelley Financial Solution	2,510	21	0.21
Dxc Technology Co.	3,485	58	0.58
Eastman Chemical Co.	779	54	0.55
Ebay, Inc.	1,098	58	0.58
Ebix, Inc.	2,357	53	0.53
Edgewell Personal Care Co.	1,914	60	0.60
Endo International PLC	15,293	52	0.53
Enova International, Inc.	3,726	55	0.56
Exelon Corp.	1,437	52	0.52
Fifth Third Bancorp, Inc.	2,568	50	0.50
First Financial Bancorp	3,946	55	0.55
First Horizon National Corp.	5,236	52	0.52
First Solar, Inc.	1,084	54	0.54
Fnb Corp.	7,122	53	0.54
Garrett Motion, Inc.	8,798	49	0.49
Genworth Financial, Inc. — Class A	20,763	48	0.48
Geo Group, Inc. (The)	4,429	52	0.53
G-Iii Apparel Group Ltd.	4,059	54	0.54
Gms, Inc.	2,354	58	0.58
Graham Holdings Co. — Class B	166	57	0.57
Greenbrier Companies, Inc.	2,394	54	0.55
Greif, Inc. — Class A	1,623	56	0.56
Group 1 Automotive, Inc.	826	54	0.55
Hartford Financial SVCS Group	1,380	53	0.54
Heidrick & Struggles International	2,133	46	0.46
Herman Miller, Inc.	2,231	53	0.53
Hologic, Inc.	978	56	0.56
Hope Bancorp, Inc.	5,874	54	0.54
Howmet Aerospace, Inc.	3,685	58	0.59
Ichor Holdings Ltd.	2,292	61	0.61
Insight Enterprises, Inc.	1,099	54	0.54
Integer Holdings, Corp.	731	53	0.54
Integra Lifesciences Holding	1,125	53	0.53
Intel Corp.	180	11	0.11
Interface, Inc.	6,568	53	0.54
Intl Business Machines Corp.	446	54	0.54
Invesco Ltd.	4,765	51	0.52
Istar, Inc.	4,214	52	0.52
J2 Global, Inc.	146	9	0.09
Kelly Services, Inc. — A	2,683	42	0.43
Koppers Holdings, Inc.	2,228	42	0.42
Kraton Corp.	3,336	58	0.58
Lannett Co., Inc.	7,227	52	0.53
Lantheus Holdings, Inc.	3,861	55	0.56
Laredo Petroleum, Inc.	3,463	48	0.48
Lyondellbasell Indu — Class A	809	53	0.54
M/I Homes, Inc.	1,611	55	0.56
Macerich Co. (The)	6,066	54	0.55
Marcus Corp.	3,733	50	0.50

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index (cont'd)
Mastec, Inc.	1,189	$53	0.54%
Matrix Service Co.	2,543	25	0.25
Mdu Resources Group, Inc.	2,504	56	0.56
Medtronic PLC	116	11	0.11
Meredith Corp.	3,458	50	0.51
Meridian Bioscience, Inc.	2,742	64	0.64
Meritor, Inc.	2,709	54	0.54
Meta Financial Group, Inc.	2,969	54	0.54
Metlife, Inc.	1,462	53	0.54
Micron Technology, Inc.	1,055	54	0.55
Minerals Technologies, Inc.	1,180	55	0.56
Molson Coors Beverage Co. — B	1,422	49	0.49
Moog, Inc.- Class A	1,101	58	0.59
Mts Systems Corp.	3,174	56	0.56
Mylan N.V.	3,280	53	0.53
MYR Group, Inc.	1,126	36	0.36
Natus Medical, Inc.	2,557	56	0.56
Navient Corp.	7,029	49	0.50
Netgear, Inc.	2,120	55	0.55
NRG Energy, Inc.	1,581	51	0.52
Oge Energy Corp.	1,750	53	0.53
Oracle Corp.	196	11	0.11
Oshkosh Corp.	744	53	0.54
Owens & Minor, Inc.	7,603	58	0.58
Pebblebrook Hotel Trust	3,952	54	0.54
Penn Virginia Corp.	4,850	46	0.47
Perspecta, Inc.	2,284	53	0.53
Photronics, Inc.	4,868	54	0.55
Pilgrim'S Pride Corp.	3,019	51	0.51
Plantronics, Inc.	3,949	58	0.58
Pra Health Sciences, Inc.	564	55	0.55
Principal Financial Group	1,309	54	0.55
Progress Software Corp.	1,436	56	0.56
Propetro Holding Corp.	9,797	50	0.51
Quinstreet, Inc.	4,792	50	0.50
Renewable Energy Group, Inc.	1,925	48	0.48
Resideo Technologies, Inc.	4,618	54	0.54
Ring Energy, Inc.	8,456	10	0.10
RPT Realty	7,892	55	0.55
Sabra Health Care REIT, Inc.	3,754	54	0.54
Sanmina Corp.	2,139	54	0.54
Scansource, Inc.	1,593	38	0.39
Schweitzer-Mauduit International, Inc.	1,799	60	0.60
Select Medical Holdings Corp.	3,751	55	0.56
Service Properties Trust	6,591	47	0.47
Signet Jewelers Ltd.	4,521	46	0.47
Simmons First National Corp. — Class A	3,128	54	0.54
Skywest, Inc.	1,652	54	0.54
Sl Green Realty Corp.	1,036	51	0.51
Smart Global Holdings, Inc.	2,070	56	0.57
Spartannash Co.	2,885	61	0.62
Standex International Corp.	713	41	0.41
Sterling Bancorp	4,418	52	0.52
Summit Hotel Properties, Inc.	8,938	53	0.53
Suncoke Energy, Inc.	10,948	32	0.33

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index (cont'd)
Sykes Enterprises, Inc.	2,015	$56	0.56%
Syneos Health, Inc.	987	58	0.58
Synnex Corp.	519	62	0.63
Synovus Financial Corp.	2,512	52	0.52
Tanger Factory Outlet Center	7,571	54	0.54
Timken Co.	1,220	56	0.56
Toll Brothers, Inc.	1,667	54	0.55
Tri Pointe Group, Inc.	3,834	56	0.57
Tyson Foods, Inc. — Class A	879	52	0.53
UGI Corp.	1,688	54	0.54
United Therapeutics Corp.	91	11	0.11
Universal Health Services — B	562	52	0.52
Unum Group	3,290	55	0.55
Urban Edge Properties	4,989	59	0.60
Vanda Pharmaceuticals, Inc.	4,606	53	0.53
Varex Imaging Corp.	3,552	54	0.54
Vera Bradley, Inc.	3,455	15	0.15
Veritiv Corp.	1,022	17	0.17
Viacomcbs, Inc. — Class B	2,298	54	0.54
Virtus Investment Partners	471	55	0.55
Wabash National Corp.	5,542	59	0.59
Waddell & Reed Financial — A	3,499	54	0.55
Walgreens Boots Alliance, Inc.	1,248	53	0.53
Walker & Dunlop, Inc.	1,087	55	0.56
Warrior Met Coal, Inc.	3,447	53	0.53
Weingarten Realty Investors	2,865	54	0.55
Wells Fargo & Co.	1,974	51	0.51
Werner Enterprises, Inc.	1,275	56	0.56
Westrock Co.	1,972	56	0.56
Whitestone REIT	5,535	40	0.40
Wyndham Destinations, Inc.	1,775	50	0.50
Xerox Holdings Corp.	3,286	50	0.51
Xperi Holding Corp.	3,990	59	0.59
Total		$9,938.00	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with Short SP500 Anti Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short SP500 Anti Value Index
Abiomed, Inc.	397	$96	0.97%
Adobe, Inc.	241	105	1.05
Advanced Micro Devices	1,818	96	0.96
Air Products & Chemicals, Inc.	416	100	1.01
Alexandria Real Estate Equities	585	95	0.95
Align Technology, Inc.	374	103	1.03
Amazon.Com, Inc.	38	104	1.05
American Tower Corp.	374	97	0.97
American Water Works Co., Inc.	764	98	0.99
Ansys, Inc.	350	102	1.03
Aon PLC — Class A	532	102	1.03
Apache Corp.	6,795	92	0.92
Arthur J Gallagher & Co.	1,035	101	1.01
Autodesk, Inc.	411	98	0.99
Ball Corp.	1,411	98	0.99
Blackrock, Inc.	180	98	0.98
Boeing Co. (The)	501	92	0.92
Booking Holdings, Inc.	59	94	0.95
Brown-Forman Corp. — Class B	1,498	95	0.96
Cadence Design Sys, Inc.	1,076	103	1.04
Cboe Global Markets, Inc.	976	91	0.92
Chipotle Mexican Grill, Inc.	96	101	1.02
Cintas Corp.	362	96	0.97
Clorox Company	474	104	1.05
Cme Group, Inc.	562	91	0.92
Colgate-Palmolive Co.	1,347	99	0.99
Copart, Inc.	1,121	93	0.94
Costco Wholesale Corp.	329	100	1.00
Crown Castle Intl Corp.	584	98	0.98
Dexcom, Inc.	252	102	1.03
Domino'S Pizza, Inc.	264	98	0.98
Ecolab, Inc.	480	96	0.96
Edwards Lifesciences Corp.	1,410	97	0.98
Equifax, Inc.	583	100	1.01
Equinix, Inc.	142	100	1.00
Estee Lauder Companies — Class A	505	95	0.96
Eversource Energy	1,176	98	0.98
Fastenal Co.	2,368	101	1.02
First Republic Bank	891	94	0.95
Firstenergy Corp.	2,444	95	0.95
Fortinet, Inc.	724	99	1.00
Freeport-Mcmoran, Inc.	9,185	106	1.07
Hess Corp.	1,896	98	0.99
Hilton Worldwide Holdings In	1,265	93	0.93
IDEX Corp.	639	101	1.01
Idexx Laboratories, Inc.	317	105	1.05
Illinois Tool Works	584	102	1.03
Illumina, Inc.	279	103	1.04
Incyte Corp.	1,036	108	1.07
Intercontinental Exchange In	1,046	96	0.96
Intuit, Inc.	343	102	1.02
Intuitive Surgical, Inc.	172	98	0.99
Jack Henry & Associates, Inc.	563	104	1.04

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Short SP500 Anti Value Index (cont'd)
Linde PLC	475	$101	1.01%
Live Nation Entertainment In	2,012	89	0.90
Marathon Petroleum Corp.	2,562	96	0.96
Marketaxess Holdings, Inc.	198	99	1.00
Marriott International -Class A	1,053	90	0.91
Marsh & Mclennan Cos	922	99	1.00
Mastercard, Inc. — A	325	96	0.97
Mccormick & Co-Non Vtg Shrs	572	103	1.03
Mcdonald'S Corp.	520	96	0.96
Mettler-Toledo International	126	102	1.02
Monster Beverage Corp.	1,425	99	0.99
Moody'S Corp.	361	99	1.00
Msci, Inc.	307	102	1.03
Nasdaq, Inc.	835	100	1.00
National Oilwell Varco, Inc.	7,628	93	0.94
Netflix, Inc.	227	103	1.04
Nextera Energy, Inc.	399	96	0.96
Nike, Inc. -Class B	1,000	98	0.99
Nvidia Corp.	273	104	1.04
Old Dominion Freight Line	610	103	1.04
Otis Worldwide Corp.	1,711	97	0.98
Paycom Software, Inc.	317	98	0.99
Paypal Holdings, Inc.	614	107	1.08
Resmed, Inc.	586	112	1.12
Rockwell Automation, Inc.	463	99	0.99
Rollins, Inc.	2,337	99	1.00
Roper Technologies, Inc.	248	96	0.97
S&P Global, Inc.	305	100	1.01
Salesforce.Com, Inc.	549	103	1.03
Sba Communications Corp.	328	98	0.98
Schlumberger Ltd.	5,064	93	0.94
Servicenow, Inc.	248	101	1.01
Sherwin-Williams Co. (The)	172	99	1.00
Starbucks Corp.	1,272	94	0.94
T-Mobile Us, Inc.	962	100	1.01
Transdigm Group, Inc.	213	94	0.95
UDR, Inc.	2,469	92	0.93
Under Armour, Inc. — Class A	9,557	93	0.94
Under Armour, Inc. — Class C	10,669	94	0.95
Verisign, Inc.	477	99	0.99
Verisk Analytics, Inc.	595	101	1.02
Visa, Inc.-Class A Shares	513	99	1.00
Wec Energy Group, Inc.	1,090	96	0.96
West Pharmaceutical Services	470	107	1.07
Wynn Resorts Ltd.	1,094	81	0.82
Xcel Energy, Inc.	1,553	97	0.98
Yum! Brands, Inc.	1,078	94	0.94
Zoetis, Inc.	727	100	1.00
Total		$9,944	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with Short SP500 Low Vol Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short SP500 Low Vol Index
Abbott Laboratories	1,173	$107	1.09%
Accenture PLC — Class A	515	111	1.12
Aflac, Inc.	2,818	102	1.03
Air Products & Chemicals, Inc.	442	107	1.08
Akamai Technologies, Inc.	1,052	113	1.15
Alexandria Real Estate Equities	622	101	1.02
Alphabet, Inc. — Class A	73	103	1.05
Alphabet, Inc.-Class C	73	103	1.05
Ameren Corp.	1,451	102	1.03
American Tower Corp.	398	103	1.04
Aon PLC-Class A	566	109	1.10
Arthur J Gallagher & Co.	1,101	107	1.09
Atmos Energy Corp.	1,029	103	1.04
Automatic Data Processing	694	103	1.05
Autozone, Inc.	92	104	1.06
Ball Corp.	1,500	104	1.06
Berkshire Hathaway, Inc.-Class B	577	103	1.04
Booking Holdings, Inc.	63	100	1.02
C.H. Robinson Worldwide, Inc.	1,348	107	1.08
Cabot Oil & Gas Corp.	5,451	94	0.95
Cerner Corp.	1,516	104	1.05
Chevron Corp.	1,119	100	1.01
Cme Group, Inc.	598	97	0.98
Cms Energy Corp.	1,780	104	1.05
Coca-Cola Co. (The)	2,251	101	1.02
Colgate-Palmolive Co.	1,432	105	1.06
Comcast Corp. — Class A	2,648	103	1.05
Crown Castle Intl Corp.	621	104	1.05
Danaher Corp.	602	106	1.08
Dollar General Corp.	551	105	1.06
Duke Realty Corp.	2,852	101	1.02
Ecolab, Inc.	510	102	1.03
Eli Lilly & Co.	643	106	1.07
Eversource Energy	1,250	104	1.06
Expeditors Intl Wash, Inc.	1,423	108	1.10
Extra Space Storage, Inc.	1,078	100	1.01
Exxon Mobil Corp	2,184	98	0.99
Fidelity National Info Serv	749	100	1.02
Fiserv, Inc.	1,019	99	1.01
Garmin Ltd.	1,107	108	1.09
Hershey Co. (The)	794	103	1.04
Hilton Worldwide Holdings In	1,345	99	1.00
Home Depot, Inc.	421	105	1.07
Honeywell International, Inc.	706	102	1.03
IDEX Corp.	679	107	1.09
IHS Markit Ltd.	1,457	110	1.11
Illinois Tool Works	621	109	1.10
Intercontinental Exchange In	1,112	102	1.03
Intuit, Inc.	365	108	1.10
Jack Henry & Associates, Inc.	598	110	1.12
Johnson & Johnson	729	102	1.04
Kimberly-Clark Corp.	748	106	1.07
Leidos Holdings, Inc.	1,050	98	1.00

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Short SP500 Low Vol Index (cont'd)
Linde PLC	505	$107	1.09%
Marsh & Mclennan Cos	980	105	1.07
Mastercard, Inc. — A	346	102	1.04
Mcdonald'S Corp.	553	102	1.03
Medtronic PLC	1,102	101	1.02
Merck & Co., Inc.	1,368	106	1.07
Microsoft Corp.	544	111	1.12
Mondelez International, Inc. — A	2,002	102	1.04
Nasdaq, Inc.	888	106	1.08
Nextera Energy, Inc.	424	102	1.03
Nike, Inc. — Class B	1,063	104	1.06
Northrop Grumman Corp.	324	100	1.01
Omnicom Group	1,868	102	1.03
Oracle Corp.	1,928	107	1.08
Packaging Corp Of America	1,043	104	1.06
Paychex, Inc.	1,377	104	1.06
Pepsico, Inc.	799	106	1.07
Procter & Gamble Co. (The)	891	107	1.08
Progressive Corp.	1,309	105	1.06
Public Storage	529	102	1.03
Republic Services, Inc.	1,272	104	1.06
Resmed, Inc.	623	120	1.22
Rollins, Inc.	2,484	105	1.07
Roper Technologies, Inc.	264	103	1.04
Ross Stores, Inc.	1,078	92	0.93
S&P Global, Inc.	324	107	1.08
Sherwin-Williams Co. (The)	183	106	1.07
Starbucks Corp.	1,352	100	1.01
Steris PLC	680	104	1.06
Stryker Corp	550	99	1.00
Tjx Companies, Inc.	1,895	96	0.97
T-Mobile US, Inc.	1,023	107	1.08
Trane Technologies PLC	1,148	102	1.04
Verisign, Inc.	508	105	1.06
Verisk Analytics, Inc.	633	108	1.09
Visa, Inc.-Class A Shares	546	105	1.07
Walt Disney Co. (The)	889	99	1.00
Waste Management, Inc.	996	105	1.07
Wec Energy Group, Inc.	1,159	102	1.03
Williams Cos, Inc.	5,437	103	1.05
Wr Berkley Corp	1,798	103	1.04
Zoetis, Inc.	773	106	1.07
Total		$9,868	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Low Vol (SP1500) Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index
Abbott Laboratories	582	$53	0.53%
Adobe, Inc.	120	52	0.52
Agilent Technologies, Inc.	594	53	0.53
Air Products & Chemicals, Inc.	222	54	0.54
Akamai Technologies, Inc.	518	55	0.55
Alexandria Real Estate Equities	312	51	0.51
Allstate Corp.	541	53	0.53
Ameren Corp.	745	52	0.52
American Express Co.	529	50	0.50
American Tower Corp.	199	51	0.51
Amerisafe, Inc.	879	54	0.54
Amerisourcebergen Corp.	517	52	0.52
Ametek, Inc.	589	53	0.53
Amgen, Inc.	225	53	0.53
Amphenol Corp. — Class A	539	52	0.52
Analog Devices, Inc.	436	54	0.54
Aptargroup, Inc.	489	55	0.55
Arthur J Gallagher & Co.	544	53	0.53
AT&T, Inc.	1,747	53	0.53
Atmos Energy Corp.	525	52	0.52
Autozone, Inc.	46	52	0.52
Badger Meter, Inc.	842	53	0.53
Baxter International, Inc.	626	54	0.54
Becton Dickinson And Co.	224	54	0.54
Booking Holdings, Inc.	32	51	0.51
Brady Corp. — Class A	1,105	52	0.52
Broadcom, Inc.	168	53	0.53
Brown & Brown, Inc.	1,270	52	0.52
C.H. Robinson Worldwide, Inc.	683	54	0.54
Cable One, Inc.	29	52	0.52
Cabot Oil & Gas Corp.	2,911	50	0.50
Carrier Global Corp.	2,313	51	0.51
CDW Corp.	453	53	0.53
Cerner Corp.	739	51	0.51
Chemed Corp.	116	52	0.52
Chevron Corp.	574	51	0.51
Cisco Systems, Inc.	1,165	54	0.54
City Holding Co.	840	55	0.55
Cme Group, Inc.	300	49	0.49
Cms Energy Corp.	895	52	0.52
Columbia Sportswear Co.	662	53	0.53
Comcast Corp. — Class A	1,368	53	0.53
Commerce Bancshares, Inc.	864	51	0.51
Community Bank System, Inc.	937	53	0.53
Conocophillips	1,207	51	0.51
Corning, Inc.	1,982	51	0.51
Costco Wholesale Corp.	175	53	0.53
Crown Castle Intl Corp.	316	53	0.53
Cvb Financial Corp.	2,826	53	0.53
Danaher Corp.	301	53	0.53
Deckers Outdoor Corp.	262	51	0.51
Digital Realty Trust, Inc.	370	53	0.53
Dollar General Corp.	274	52	0.52

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index (cont'd)
Domino'S Pizza, Inc.	137	$51	0.51%
Dorman Products, Inc.	771	52	0.52
Dril-Quip, Inc.	1,732	52	0.52
Dsp Group, Inc.	3,300	52	0.52
Duke Realty Corp.	1,484	53	0.53
Dunkin' Brands Group, Inc.	819	53	0.53
Easterly Government Properties	2,231	52	0.52
Eastgroup Properties, Inc.	439	52	0.52
Eaton Corp. PLC	604	53	0.53
Ecolab, Inc.	261	52	0.52
Emcor Group, Inc.	827	55	0.55
Equinix, Inc.	75	53	0.53
Estee Lauder Co. — Class A	274	52	0.52
Ethan Allen Interiors, Inc.	4,372	52	0.52
Eversource Energy	625	52	0.52
Extra Space Storage, Inc.	567	52	0.52
Exxon Mobil Corp.	1,133	51	0.51
Factset Research Systems, Inc.	170	56	0.56
Fidelity National Info Serv	379	51	0.51
First Finl Bankshares, Inc.	1,728	50	0.50
Firstcash, Inc.	791	53	0.53
Fiserv, Inc.	519	51	0.51
Flowers Foods, Inc.	2,347	52	0.53
Fmc Corp.	524	52	0.52
Fulton Financial Corp.	4,929	52	0.52
Garmin Ltd.	539	53	0.53
Gatx Corp.	856	52	0.52
Gentex Corp.	1,969	51	0.51
Gilead Sciences, Inc.	695	53	0.54
Glacier BanCorp., Inc.	1,477	52	0.52
Graco, Inc.	1,096	53	0.53
Hasbro, Inc.	719	54	0.54
Hawaiian Electric Industries	1,454	52	0.52
Heartland Express, Inc.	2,581	54	0.54
Helen Of Troy Ltd.	293	55	0.55
Henry Schein, Inc.	884	52	0.52
Heritage Financial Corp.	2,724	54	0.55
Hershey Co. (The)	403	52	0.52
Hilton Worldwide Holdings In	691	51	0.51
Home Depot, Inc.	211	53	0.53
Hp, Inc.	3,107	54	0.54
IDEX Corp.	343	54	0.54
IHS Markit Ltd	718	54	0.54
Illinois Tool Works	306	54	0.54
Intercontinental Exchange In	558	51	0.51
Intuit, Inc.	179	53	0.53
Jack Henry & Associates, Inc.	287	53	0.53
Jacobs Engineering Group, Inc.	614	52	0.52
Johnson & Johnson	367	52	0.52
Juniper Networks, Inc.	2,273	52	0.52
Kinder Morgan, Inc.	3,369	51	0.51
Kkr Real Estate Finance Trust	3,004	50	0.50
L3Harris Technologies, Inc.	286	48	0.48
Lennox International, Inc.	235	55	0.55
Life Storage, Inc.	554	53	0.53

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index (cont'd)
LIncoln Electric Holdings	636	$54	0.54%
Linde PLC	250	53	0.53
Lindsay Corp.	594	55	0.55
Lowe'S Cos, Inc.	390	53	0.53
Marsh & Mclennan Cos	498	53	0.54
Maxim Integrated Products	868	53	0.53
Maximus, Inc.	768	54	0.54
Mcdonald's Corp.	281	52	0.52
Merck & Co., Inc.	685	53	0.53
Microsoft Corp.	262	53	0.53
Mid-America Apartment Communities	461	53	0.53
Mondelez International, Inc. — A	1,005	51	0.51
N B T BanCorp., Inc.	1,736	53	0.53
Nasdaq, Inc.	439	52	0.53
National Instruments Corp.	1,336	52	0.52
National Oilwell Varco, Inc.	4,453	55	0.55
National Storage Affiliates	1,832	53	0.53
Neenah, Inc.	1,060	52	0.52
Netscout Systems, Inc.	2,117	54	0.54
Newmarket Corp.	127	51	0.51
Newmont Corp.	903	56	0.56
Nextera Energy, Inc.	213	51	0.51
Nike, Inc. — Class B	529	52	0.52
Northfield BanCorp., Inc.	2,794	32	0.32
Northrop Grumman Corp.	167	51	0.51
Northwest Bancshares, Inc.	5,189	53	0.53
Nucor Corp.	1,243	51	0.52
NVR, Inc.	16	52	0.52
Old National BanCorp.	3,798	52	0.52
Omnicom Group	997	54	0.54
O'Reilly Automotive, Inc.	122	51	0.52
Paccar, Inc.	704	53	0.53
Pepsico, Inc.	401	53	0.53
Power Integrations, Inc.	440	52	0.52
Procter & Gamble Co. (The)	447	53	0.53
Progressive Corp.	651	52	0.52
Prologis, Inc.	568	53	0.53
Ps Business Parks, Inc.	397	53	0.53
Public Storage	276	53	0.53
Reliance Steel & Aluminum	546	52	0.52
Republic Services, Inc.	647	53	0.53
Resmed, Inc.	294	56	0.56
Rex American Resources Corp.	576	40	0.40
Rollins, Inc.	1,255	53	0.53
Ross Stores, Inc.	580	49	0.49
S&P Global, Inc.	161	53	0.53
Safety Insurance Group, Inc.	699	53	0.53
Seacor Holdings, Inc.	1,498	42	0.42
Service Corp. International	1,323	51	0.52
Sherwin-Williams Co. (The)	90	52	0.52
Sonoco Products Co.	1,026	54	0.54
Southside Bancshares, Inc.	1,912	53	0.53
Southwest Airlines Co.	1,531	52	0.52
Standard Motor Prods	1,298	53	0.54
Starbucks Corp.	698	51	0.51

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index (cont'd)
Steris PLC	343	$53	0.53%
Stryker Corp.	284	51	0.51
Te Connectivity Ltd.	650	53	0.53
Teledyne Technologies, Inc.	162	50	0.50
Texas Instruments, Inc.	420	53	0.53
Thermo Fisher Scientific, Inc.	149	54	0.54
Tiffany & Co.	431	53	0.53
TJX Companies, Inc.	996	50	0.50
Tompkins Financial Corp.	841	54	0.55
Tootsie Roll Inds	1,520	52	0.52
Toro Co.	794	53	0.53
Tractor Supply Company	404	53	0.53
Trane Technologies PLC	583	52	0.52
Tyler Technologies, Inc.	155	54	0.54
UDR, Inc.	1,393	52	0.52
Union Pacific Corp.	313	53	0.53
Unitedhealth Group, Inc.	180	53	0.53
Verisk Analytics, Inc.	314	54	0.54
Vertex Pharmaceuticals, Inc.	179	52	0.52
Visa, Inc. — Class A Shares	270	52	0.52
Walmart, Inc.	432	52	0.52
Waste Management, Inc.	507	54	0.54
Watsco, Inc.	299	53	0.53
Watts Water Technologies — A	648	52	0.53
Westamerica BanCorp.	962	55	0.55
Williams Cos, Inc.	2,692	51	0.51
Yum! Brands, Inc.	599	52	0.52
Zoetis, Inc.	384	53	0.53
Total		$9,989	100.00%

The following table represents the equity basket holdings underlying the total return swap with Long EMU Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long EMU Value Index
Acs Actividades Cons Y Serv	7,278	$183	1.95%
Aercap Holdings N.V.	5,831	179	1.91
Atlantia SpA	11,800	190	2.01
Atos SE	2,512	214	2.27
Banco Bilbao Vizcaya Argenta	54,264	187	1.98
Banco Santander SA	73,967	181	1.92
Bayer AG-Reg	2,677	198	2.10
Bayerische Motoren Werke AG	3,053	195	2.07
Bayerische Motoren Werke-Pref	3,956	192	2.04
Bnp Paribas	4,813	191	2.03
Bollore	61,065	192	2.04
Bouygues SA	6,208	212	2.25
Capgemini SE	1,850	212	2.25
Carrefour SA	12,437	192	2.04
Casino Guichard Perrachon	5,020	186	1.97
CNP Assurances	15,511	179	1.90
Compagnie De Saint Gobain	5,705	205	2.18
Credit Agricole SA	20,958	198	2.11
EDF Energy	21,316	197	2.09
Eiffage	2,150	197	2.09

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Long EMU Value Index (cont'd)
Engie	15,770	$195	2.07%
Fresenius Medical Care AG	2,335	200	2.12
Fresenius SE & Co. KGaA	4,073	202	2.14
Heidelbergcement AG	3,705	198	2.10
Hochtief AG	2,214	196	2.08
Ipsen	2,365	201	2.13
Klepierre	9,098	181	1.92
Koninklijke Ahold Delhaize N	7,463	203	2.16
Lanxess AG	3,712	196	2.08
Leonardo SpA	26,961	179	1.90
Metro AG	20,337	192	2.04
Naturgy Energy Group SA	10,495	195	2.07
Nn Group N.V.	5,890	198	2.10
Nokia Oyj	46,102	201	2.13
Omv AG	5,458	182	1.94
Peugeot SA	12,515	204	2.16
Porsche Automobil Holding SE	3,391	195	2.07
Proximus	8,852	180	1.91
Publicis Groupe	5,867	190	2.02
Raiffeisen Bank International	10,151	181	1.92
Repsol SA	19,635	172	1.82
Societe Generale SA	11,393	189	2.01
Solvay SA	2,407	193	2.05
Stora Enso Oyj	16,410	196	2.08
Telefonica SA	37,453	179	1.90
Unibail-Rodamco-Westfield	2,855	161	1.71
Uniper SE	6,335	204	2.17
Volkswagen AG	1,158	186	1.98
Volkswagen AG-Pref	1,256	190	2.02
Total		$9,419	100.00%

The following table represents the equity basket holdings underlying the total return swap with Short EMU Anti Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short EMU Anti Value Index
ADP	1,809	$186	1.85%
Adyen N.V.	147	214	2.12
Air Liquide SA	1,441	208	2.07
Airbus SE	2,601	186	1.85
Amundi SA	2,663	209	2.07
Beiersdorf AG	1,818	206	2.05
Cellnex Telecom SA	3,510	214	2.13
Davide Campari-Milano SpA	23,984	202	2.01
Delivery Hero SE	2,098	214	2.13
Deutsche Bank AG-Registered	21,416	204	2.03
Deutsche Boerse AG	1,174	212	2.11
Deutsche Wohnen SE	4,482	201	2.00
Diasorin SpA	1,063	204	2.02
E.On SE	18,400	207	2.06
Elia Group SA	1,912	207	2.06
Ferrari N.V.	1,193	204	2.02
Ferrovial SA	7,083	189	1.88
Finecobank SpA	15,003	202	2.01
Galapagos N.V.	1,015	200	1.99
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Short EMU Anti Value Index (cont'd)
Gea Group AG	6,440	$204	2.03%
Getlink SE	13,727	198	1.97
Groupe Bruxelles Lambert SA	2,416	203	2.02
Hannover Rueck SE	1,136	196	1.95
Hermes International	243	203	2.02
Iberdrola SA	18,142	210	2.09
Iliad SA	1,094	213	2.12
Just Eat Takeaway	2,122	221	2.21
Knorr-Bremse AG	1,897	192	1.91
Koninklijke Dsm N.V.	1,510	209	2.08
L'Oreal	667	214	2.13
Muenchener Rueckver AG-Reg	790	205	2.04
Nemetschek SE	2,953	203	2.02
Pernod Ricard SA	1,253	197	1.96
Prosus N.V.	2,313	215	2.14
Sartorius AG-Vorzug	614	202	2.01
Sartorius Stedim Biotech	836	211	2.10
Scout24 AG	2,688	209	2.07
Symrise AG	1,893	220	2.20
Teamviewer AG	4,003	219	2.17
Teleperformance	832	211	2.10
Tenaris SA	28,121	182	1.81
Terna SpA	28,663	197	1.96
Ubisoft Entertainment	2,659	219	2.18
Umicore	4,239	200	1.99
Vonovia SE	3,348	205	2.04
Vopak	3,705	196	1.95
Wendel	2,113	201	2.00
Wolters Kluwer	2,703	211	2.10
Zalando SE	3,092	218	2.17
Total		$10,053	100.00%

The following table represents the equity basket holdings underlying the total return swap with Short EMU Low Vol Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short EMU Low Vol Index
Aena Sme SA	1,328	$177	1.81%
Ageas	5,080	180	1.83
Air Liquide SA	1,424	205	2.09
Akzo Nobel N.V.	2,296	206	2.10
Allianz SE-Reg	959	196	2.00
Alstom	4,212	196	2.00
Asml Holding N.V.	581	213	2.17
Assicurazioni Generali	12,600	191	1.94
Axa SA	9,262	194	1.97
Cellnex Telecom SA	3,732	227	2.32
Dassault Systemes SA	1,174	203	2.06
Deutsche Boerse AG	1,169	212	2.16
Deutsche Telekom AG-Reg	11,833	199	2.02
Endesa SA	8,056	198	2.02
Essilorluxottica	1,481	190	1.94
Ferrovial SA	6,961	185	1.89
Grifols SA	6,417	195	1.99
Groupe Bruxelles Lambert SA	2,285	192	1.95

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Short EMU Low Vol Index (cont'd)
Hannover Rueck SE	1,118	$193	1.96%
Heineken Holding N.V.	2,315	189	1.93
Heineken N.V.	2,094	193	1.97
Hermes International	235	196	2.00
ICADE	2,586	180	1.84
Industria De Diseno Textiles	6,999	185	1.89
Koninklijke Dsm N.V.	1,547	214	2.18
Legrand SA	2,784	211	2.16
L'Oreal	676	217	2.21
Lvmh Moet Hennessy Louis Vui	455	199	2.03
Michelin	1,843	191	1.95
Muenchener Rueckver AG	760	198	2.01
Orange	16,288	195	1.98
Pernod Ricard SA	1,225	193	1.96
Prosus N.V.	2,367	220	2.24
Recordati SpA	4,333	216	2.20
Red Electrica Corporacion SA	10,763	201	2.05
Sanofi	1,987	202	2.06
Sap SE	1,489	208	2.12
Schneider Electric SE	1,889	210	2.14
Snam SpA	40,039	195	1.99
Symrise AG	1,885	219	2.23
Teleperformance	831	211	2.15
Terna SpA	29,065	200	2.04
Total SA	4,768	182	1.85
Ucb SA	2,011	233	2.38
Vinci SA	2,058	190	1.93
Vivendi	7,862	202	2.06
Vonovia SE	3,389	208	2.12
Vopak	3,698	196	1.99
Wolters Kluwer	2,663	208	2.12
Total		$9,814	100.00%

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR    Not rated.

BTP    Buoni del Tesoro Poliennali.

CPI    Consumer Price Index.

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

NYMEX  New York Mercantile Exchange.

TOPIX  Tokyo Stock Price Index.

WTI    West Texas Intermediate.

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

COP  —  Colombian Peso

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

IDR  —  Indonesian Rupiah

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

PEN  —  Peruvian Nuevo Sol

RUB  —  Russian Ruble

TWD  —  Taiwan Dollar

USD  —  United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	66.7%
Other**	12.9
Household Durables	10.5
Sovereign	9.9
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $17,268,000 and net unrealized appreciation of approximately $69,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $10,000 and does not include open swap agreements with net unrealized depreciation of approximately $33,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,506)	$9,513
Investment in Security of Affiliated Issuer, at Value (Cost $12,121)	12,121
Total Investments in Securities, at Value (Cost $21,627)	21,634
Foreign Currency, at Value (Cost $7)	6
Receivable for Variation Margin on Futures Contracts	703
Unrealized Appreciation on Swap Agreements	100
Receivable for Investments Sold	70
Due from Adviser	61
Interest Receivable	25
Tax Reclaim Receivable	13
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	5
Receivable for Variation Margin on Swap Agreements	3
Dividends Receivable	2
Receivable from Affiliate	1
Other Assets	85
Total Assets	22,708
Liabilities:
Unrealized Depreciation on Swap Agreements	173
Payable for Professional Fees	72
Payable for Custodian Fees	21
Payable for Transfer Agency Fees — Class I	18
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—-	@
Payable for Transfer Agency Fees — Class IS	—-	@
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	15
Payable for Fund Shares Redeemed	13
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	—-	@
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—-	@
Payable for Shareholder Services Fees — Class A	—-	@
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—-	@
Bank Overdraft	1
Payable for Administration Fees	1
Other Liabilities	19
Total Liabilities	339
Net Assets	$22,369
Net Assets Consist of:
Paid-in-Capital	$110,500
Total Accumulated Loss	(88,131)
Net Assets	$22,369

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$19,852
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,424,813
Net Asset Value, Offering and Redemption Price Per Share	$8.19
CLASS A:
Net Assets	$1,033
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	127,527
Net Asset Value, Redemption Price Per Share	$8.10
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.45
Maximum Offering Price Per Share	$8.55
CLASS L:
Net Assets	$1,413
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	177,141
Net Asset Value, Offering and Redemption Price Per Share	$7.98
CLASS C:
Net Assets	$63
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,998
Net Asset Value, Offering and Redemption Price Per Share	$7.89
CLASS IS:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	934
Net Asset Value, Offering and Redemption Price Per Share	$8.18

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$55
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	33
Dividends from Security of Affiliated Issuer (Note G)	30
Total Investment Income	118
Expenses:
Advisory Fees (Note B)	94
Professional Fees	82
Custodian Fees (Note F)	78
Registration Fees	23
Pricing Fees	15
Administration Fees (Note C)	9
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	6
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Directors' Fees and Expenses	— @
Other Expenses	7
Total Expenses	338
Expenses Reimbursed by Adviser (Note B)	(103)
Waiver of Advisory Fees (Note B)	(94)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Reimbursement of Class Specific Expenses — Class I (Note B)	(4)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	123
Net Investment Loss	(5)
Realized Loss:
Investments Sold	(138)
Foreign Currency Forward Exchange Contracts	(286)
Foreign Currency Translation	(15)
Futures Contracts	(287)
Swap Agreements	(844)
Net Realized Loss	(1,570)
Change in Unrealized Appreciation (Depreciation):
Investments	(819)
Foreign Currency Forward Exchange Contracts	(50)
Foreign Currency Translation	(3)
Futures Contracts	119
Swap Agreements	(68)
Net Change in Unrealized Appreciation (Depreciation)	(821)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,391)
Net Decrease in Net Assets Resulting from Operations	$(2,396)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Multi-Asset Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(5)	$364
Net Realized Loss	(1,570)	(1,053)
Net Change in Unrealized Appreciation (Depreciation)	(821)	1,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,396)	357
Dividends and Distributions to Shareholders:
Class I	—	(688)
Class A	—	(69)
Class L	—	(48)
Class C	—	(1)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(806)
Capital Share Transactions:(1)
Class I:
Subscribed	2,295	126
Distributions Reinvested	—	687
Redeemed	(288)	(18,919)
Class A:
Subscribed	116	108
Distributions Reinvested	—	58
Redeemed	(1,044)	(1,288)
Class L:
Subscribed	26	—
Distributions Reinvested	—	48
Redeemed	(158)	(569)
Class C:
Subscribed	24	13
Distributions Reinvested	—	1
Redeemed	(5)	(90)
Class IS:
Distributions Reinvested	—	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	966	(19,825)
Total Decrease in Net Assets	(1,430)	(20,274)
Net Assets:
Beginning of Period	23,799	44,073
End of Period	$22,369	$23,799

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Multi-Asset Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	289	14
Shares Issued on Distributions Reinvested	—	75
Shares Redeemed	(36)	(2,008)
Net Increase (Decrease) in Class I Shares Outstanding	253	(1,919)
Class A:
Shares Subscribed	13	12
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(130)	(140)
Net Decrease in Class A Shares Outstanding	(117)	(122)
Class L:
Shares Subscribed	3	—
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(19)	(62)
Net Decrease in Class L Shares Outstanding	(16)	(57)
Class C:
Shares Subscribed	3	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(10)
Net Increase (Decrease) in Class C Shares Outstanding	2	(8)
Class IS:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015(2)
Net Asset Value, Beginning of Period	$9.12		$9.35		$9.65		$9.72		$10.17		$11.55
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.00	(4)	0.13		0.11		0.19		0.03		0.07
Net Realized and Unrealized Loss	(0.93)		(0.03)		(0.14)		(0.26)		(0.31)		(1.29)
Total from Investment Operations	(0.93)		0.10		(0.03)		(0.07)		(0.28)		(1.22)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.27)		—		(0.17)		(0.16)
Net Asset Value, End of Period	$8.19		$9.12		$9.35		$9.65		$9.72		$10.17
Total Return(5)	(10.20	)%(7)	1.05%		(0.32)%		(0.72)%		(2.75)%		(10.60)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,852		$19,805		$38,254		$65,156		$109,692		$280,423
Ratio of Expenses Before Expense Limitation	2.92	%(8)	2.68%		1.78%		1.44%		1.25%		1.14%
Ratio of Expenses After Expense Limitation	1.01	%(6)(8)	1.06	%(6)	1.06	%(6)	1.03	%(6)	1.04	%(6)	1.05	%(6)
Ratio of Net Investment Income	0.03	%(6)(8)	1.39	%(6)	1.17	%(6)	1.91	%(6)	0.35	%(6)	0.60	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.09	%(8)	0.04%		0.04%		0.07%		0.06%		0.04%
Portfolio Turnover Rate	69	%(7)	178%		187%		386%		353%		355%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class A
	Six Months Ended June 30,2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015(2)
Net Asset Value, Beginning of Period	$9.04		$9.27		$9.54		$9.68		$10.09		$11.50
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		0.11		0.15		0.14		(0.00	)(4)	0.03
Net Realized and Unrealized Loss	(0.93)		(0.05)		(0.19)		(0.28)		(0.31)		(1.28)
Total from Investment Operations	(0.94)		0.06		(0.04)		(0.14)		(0.31)		(1.25)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		(0.23)		—		(0.10)		(0.16)
Net Asset Value, End of Period	$8.10		$9.04		$9.27		$9.54		$9.68		$10.09
Total Return(5)	(10.40	)%(7)	0.62%		(0.59)%		(1.24)%		(2.94)%		(11.00)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,033		$2,210		$3,392		$3,791		$12,914		$29,123
Ratio of Expenses Before Expense Limitation	3.49	%(8)	3.04%		2.21%		1.76%		1.59%		1.47%
Ratio of Expenses After Expense Limitation	1.36	%(6)(8)	1.41	%(6)	1.41	%(6)	1.38	%(6)	1.39	%(6)	1.37	%(6)
Ratio of Net Investment Income (Loss)	(0.17	)%(6)(8)	1.19	%(6)	1.64	%(6)	1.46	%(6)	(0.01	)%(6)	0.27	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.09	%(8)	0.04%		0.04%		0.07%		0.06%		0.04%
Portfolio Turnover Rate	69	%(7)	178%		187%		386%		353%		355%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015(2)
Net Asset Value, Beginning of Period	$8.92		$9.16		$9.44		$9.60		$9.94		$11.39
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.03)		0.06		0.08		0.10		(0.04)		(0.02)
Net Realized and Unrealized Loss	(0.91)		(0.05)		(0.18)		(0.26)		(0.30)		(1.27)
Total from Investment Operations	(0.94)		0.01		(0.10)		(0.16)		(0.34)		(1.29)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.18)		—		—		(0.16)
Net Asset Value, End of Period	$7.98		$8.92		$9.16		$9.44		$9.60		$9.94
Total Return(4)	(10.54	)%(6)	0.06%		(1.04)%		(1.67)%		(3.42)%		(11.37)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,413		$1,724		$2,291		$3,242		$6,357		$14,443
Ratio of Expenses Before Expense Limitation	3.76	%(7)	3.49%		2.57%		2.24%		2.02%		1.92%
Ratio of Expenses After Expense Limitation	1.86	%(5)(7)	1.91	%(5)	1.88	%(5)	1.86	%(5)	1.85	%(5)	1.85	%(5)
Ratio of Net Investment Income (Loss)	(0.77	)%(5)(7)	0.63	%(5)	0.83	%(5)	1.09	%(5)	(0.43	)%(5)	(0.18	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.09	%(7)	0.04%		0.04%		0.07%		0.06%		0.04%
Portfolio Turnover Rate	69	%(6)	178%		187%		386%		353%		355%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015(3)
Net Asset Value, Beginning of Period	$8.83		$8.99		$9.28		$9.47		$9.93		$11.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	(0.04)		0.03		0.13		0.07		(0.09)		(0.07)
Net Realized and Unrealized Loss	(0.90)		(0.05)		(0.25)		(0.26)		(0.28)		(0.93)
Total from Investment Operations	(0.94)		(0.02)		(0.12)		(0.19)		(0.37)		(1.00)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.17)		—		(0.09)		(0.16)
Net Asset Value, End of Period	$7.89		$8.83		$8.99		$9.28		$9.47		$9.93
Total Return(5)	(10.65	)%(7)	(0.07)%		(1.48)%		(1.90)%		(3.70)%		(9.07	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$63		$51		$128		$126		$272		$420
Ratio of Expenses Before Expense Limitation	8.09	%(8)	5.22%		4.57%		3.67%		2.88%		2.59	%(8)
Ratio of Expenses After Expense Limitation	2.11	%(6)(8)	2.16	%(6)	2.16	%(6)	2.13	%(6)	2.14	%(6)	2.17	%(6)(8)
Ratio of Net Investment Income (Loss)	(1.09	)%(6)(8)	0.37	%(6)	1.39	%(6)	0.70	%(6)	(0.95	)%(6)	(1.07	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.09	%(8)	0.04%		0.04%		0.07%		0.06%		0.03	%(8)
Portfolio Turnover Rate	69	%(7)	178%		187%		386%		353%		355%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from May 29, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015(3)
Net Asset Value, Beginning of Period	$9.11		$9.34		$9.65		$9.72		$10.17		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.00	(5)	0.14		0.22		0.25		0.13		0.01
Net Realized and Unrealized Loss	(0.93)		(0.04)		(0.26)		(0.32)		(0.41)		(0.77)
Total from Investment Operations	(0.93)		0.10		(0.04)		(0.07)		(0.28)		(0.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.27)		—		(0.17)		(0.16)
Net Asset Value, End of Period	$8.18		$9.11		$9.34		$9.65		$9.72		$10.17
Total Return(6)	(10.21	)%(8)	1.08%		(0.28)%		(0.82)%		(2.65)%		(6.89	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$9		$8		$9		$9		$9
Ratio of Expenses Before Expense Limitation	27.26	%(9)	24.55%		24.87%		22.88%		22.77%		17.31	%(9)
Ratio of Expenses After Expense Limitation	0.98	%(7)(9)	1.03	%(7)	1.03	%(7)	1.01	%(7)	1.01	%(7)	1.04	%(7)(9)
Ratio of Net Investment Income	0.07	%(7)(9)	1.51	%(7)	2.31	%(7)	2.53	%(7)	1.36	%(7)	0.23	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.09	%(9)	0.04%		0.04%		0.06%		0.06%		0.03	%(9)
Portfolio Turnover Rate	69	%(8)	178%		187%		386%		353%		355%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than 0.005%.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Multi- Asset Portfolio. The Fund seeks total return. The Fund's "Adviser", Morgan Stanley Investment Management Inc., seeks to achieve this objective with an emphasis on positive absolute return and controlling downside portfolio risk.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Multi-Asset Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2020, the Subsidiary represented approximately $5,281,000 or approximately 23.6% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's consolidated financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$335	$—		$—	$335
Building Products	147	—		—	147
Chemicals	57	—		—	57
Construction Materials	227	—		—	227
Equity Real Estate Investment Trusts (REITs)	—	1		—	1
Hotels, Restaurants & Leisure	781	263		—	1,044
Household Durables	2,275	—		—	2,275
Insurance	104	—		—	104
Investment Companies	—	—	†	—	— †
Paper & Forest Products	18	—		—	18
Real Estate Management & Development	—	772		—	772
Thrifts & Mortgage Finance	21	—		—	21
Trading Companies & Distributors	50	—		—	50
Total Common Stocks	4,015	1,036	†	—	5,051 †
Fixed Income Securities	—	2,147		—	2,147
Short-Term Investments
Investment Company	12,121	—		—	12,121
U.S. Treasury Security	—	2,315		—	2,315
Total Short-Term Investments	12,121	2,315		—	14,436
Foreign Currency Forward Exchange Contracts	—	5		—	5
Futures Contracts	140	—		—	140
Interest Rate Swap Agreements	—	44		—	44
Total Return Swap Agreements	—	100		—	100
Total Assets	16,276	5,647	†	—	21,923 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(15)		—	(15)
Futures Contracts	(71)	—		—	(71)
Credit Default Swap Agreement	—	(4)		—	(4)
Total Return Swap Agreements	—	(173)		—	(173)
Total Liabilities	(71)	(192)		—	(263)
Total	$16,205	$5,455	†	$—	$21,660 †

†  Includes one security valued at zero.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$5
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	49	(a)
Futures Contract	Variation Margin on Futures Contract	Currency Risk	52	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	33	(a)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	6	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	44	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	100
Total			$289
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(15)
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	(1	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(39	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(31	)(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	(4	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(173)
Total			$(263)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(286)
Commodity Risk	Futures Contracts	221
Currency Risk	Futures Contracts	(79)
Equity Risk	Futures Contracts	(296)
Interest Rate Risk	Futures Contracts	(133)
Credit Risk	Swap Agreements	11
Equity Risk	Swap Agreements	(619)
Interest Rate Risk	Swap Agreements	(236)
Total		$(1,417)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(50)
Commodity Risk	Futures Contracts	(6)
Currency Risk	Futures Contracts	155
Equity Risk	Futures Contracts	20
Interest Rate Risk	Futures Contracts	(50)
Equity Risk	Swap Agreements	(77)
Credit Risk	Swap Agreements	1
Interest Rate Risk	Swap Agreements	8
Total		$1

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$5	$(15)
Swap Agreements	100	(173)
Total	$105	$(188)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
COUNTERPARTY	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$—	@	$	(— @)	$—	$0
BNP Paribas SA	2			(2)	—	0
Goldman Sachs International	—	@		(— @)	—	0
JPMorgan Chase Bank NA	100			(100)	—	0
UBS AG	3			(3)	—	0
Total	$105			$(105)	$—	$0

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
COUNTERPARTY	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$—	$—	$—	@
Barclays Bank PLC	—	@	(— @)	—	0
BNP Paribas SA	7		(2)	—	5
Citibank NA	—	@	—	—	—	@
Goldman Sachs International	1		(— @)	—	1
JPMorgan Chase Bank NA	173		(100)	—	73
State Street Bank and Trust Co.	—	@	—	—	—	@
UBS AG	7		(3)	—	4
Total	$188		$(105)	$—	$83

@ Value is less than $500.

For the six months ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$14,576,000
Futures Contracts:
Average monthly notional value	$20,516,000
Swap Agreements:
Average monthly notional amount	$8,255,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.85%	0.80%	0.75%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.95% for Class L shares, 2.20% for Class C shares and 1.07% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $94,000 of advisory fees were waived and approximately $111,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $8,550,000 and $10,750,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,542	$16,773	$14,194	$30
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$12,121

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From: Ordinary Income (000)	2018 Distributions Paid From: Ordinary Income (000)
$806	$1,199

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$236	$(236)

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $85,178,000 and $1,180,000 respectively that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 84.1%.

K. Subsequent Events: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

The Directors of the Company approved a Plan of liquidation with respect to the Fund. Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund were liquidated, known liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund's shareholders, and all of the issued and outstanding shares of the Fund were redeemed (the "Liquidation"). The Fund suspended the offering of its shares to all investors at the close of business on July 13, 2020. The Liquidation occurred on July 15, 2020.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

On June 16, 2020, the Board approved a Plan of Liquidation with respect to the Fund. Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund were liquidated, known liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund's shareholders, and all of the issued and outstanding shares of the Fund were redeemed (the "Liquidation"). The Fund suspended the offering of its shares to all investors at the close of business on July 13, 2020 and the Liquidation occurred on July 15, 2020.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas, 22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIMASAN
3179131 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
Privacy Notice	24
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Permanence Portfolio (the "Fund") performed during the period beginning March 31, 2020 (when the Fund commenced operations) and ended June 30, 2020.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/31/20-6/30/20.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/31/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Permanence Portfolio Class I^	$1,000.00	$1,257.00	$1,010.32	$2.39	$2.12	0.85%
Permanence Portfolio Class A^	1,000.00	1,256.00	1,009.45	3.37	3.00	1.20
Permanence Portfolio Class C^	1,000.00	1,254.00	1,007.58	5.46	4.87	1.95
Permanence Portfolio Class IS^	1,000.00	1,258.00	1,010.44	2.25	2.00	0.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 91/366 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on March 31, 2020.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Aerospace & Defense (5.0%)
HEICO Corp., Class A	1,606	$130
Capital Markets (4.9%)
Intercontinental Exchange, Inc.	644	59
S&P Global, Inc.	206	68
		127
Chemicals (8.3%)
Ecolab, Inc.	649	129
Sherwin-Williams Co. (The)	147	85
		214
Commercial Services & Supplies (3.0%)
Cintas Corp.	105	28
Copart, Inc. (a)	287	24
Rollins, Inc.	610	26
		78
Construction Materials (1.0%)
Martin Marietta Materials, Inc.	121	25
Distributors (1.0%)
Pool Corp.	98	27
Diversified Consumer Services (1.0%)
Service Corp. International	640	25
Entertainment (1.8%)
Madison Square Garden Co. (The), Class A (a)	154	23
Walt Disney Co. (The)	218	24
		47
Equity Real Estate Investment Trusts (REITs) (2.0%)
American Tower Corp. REIT	98	25
Equinix, Inc. REIT	37	26
		51
Food & Staples Retailing (3.2%)
Costco Wholesale Corp.	278	84
Health Care Equipment & Supplies (5.9%)
IDEXX Laboratories, Inc. (a)	83	28
Intuitive Surgical, Inc. (a)	218	124
		152
Health Care Technology (6.0%)
Veeva Systems, Inc., Class A (a)	660	155
Hotels, Restaurants & Leisure (3.8%)
Starbucks Corp.	1,015	74
Vail Resorts, Inc.	136	25
		99
Industrial Conglomerates (2.5%)
Roper Technologies, Inc.	164	64
Information Technology Services (0.9%)
Gartner, Inc. (a)	200	24
Insurance (1.0%)
Brown & Brown, Inc.	644	26
Interactive Media & Services (3.5%)
Alphabet, Inc., Class C (a)	18	25
Facebook, Inc., Class A (a)	291	66
		91
	Shares	Value (000)
Internet & Direct Marketing Retail (7.4%)
Amazon.com, Inc. (a)	69	$190
Metals & Mining (0.9%)
Royal Gold, Inc.	182	23
Oil, Gas & Consumable Fuels (1.8%)
Texas Pacific Land Trust	79	47
Pharmaceuticals (5.2%)
Royalty Pharma PLC, Class A (United Kingdom) (a)	1,983	96
Zoetis, Inc.	284	39
		135
Professional Services (2.0%)
CoStar Group, Inc. (a)	37	26
Verisk Analytics, Inc.	149	26
		52
Road & Rail (1.0%)
Union Pacific Corp.	151	25
Semiconductors & Semiconductor Equipment (3.7%)
ASML Holding NV	257	95
Software (14.1%)
ANSYS, Inc. (a)	89	26
Appfolio, Inc., Class A (a)	159	26
Autodesk, Inc. (a)	457	109
Cadence Design Systems, Inc. (a)	268	26
Guidewire Software, Inc. (a)	254	28
Microsoft Corp.	482	98
Synopsys, Inc. (a)	132	26
Tyler Technologies, Inc. (a)	75	26
		365
Specialty Retail (1.0%)
AutoZone, Inc. (a)	22	25
Tech Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	189	69
Textiles, Apparel & Luxury Goods (3.4%)
NIKE, Inc., Class B	885	87
Trading Companies & Distributors (1.0%)
Fastenal Co.	622	27
Total Common Stocks (Cost $2,112)		2,559
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $26)	26,490	26
Total Investments Excluding Purchased Options (100.0%) (Cost $2,138)		2,585
Total Purchased Options Outstanding (0.0%) (Cost $3)		1
Total Investments (100.0%) (Cost $2,141) (b)		2,586
Liabilities in Excess of Other Assets (0.0%) (c)		(1)
Net Assets (100.0%)		$2,585
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Permanence Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $449,000 and the aggregate gross unrealized depreciation is approximately $4,000, resulting in net unrealized appreciation of approximately $445,000.

(c)  Amount is less than 0.05%.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.49	May-21	425,580	426	$1	$3	$(2)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.1%
Software	14.1
Chemicals	8.3
Internet & Direct Marketing Retail	7.4
Health Care Technology	6.0
Health Care Equipment & Supplies	5.9
Pharmaceuticals	5.2
Aerospace & Defense	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Permanence Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,115)	$2,560
Investment in Security of Affiliated Issuer, at Value (Cost $26)	26
Total Investments in Securities, at Value (Cost $2,141)	2,586
Prepaid Offering Costs	99
Receivable for Investments Sold	77
Due from Adviser	61
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	7
Total Assets	2,831
Liabilities:
Payable for Offering Costs	130
Payable for Investments Purchased	101
Payable for Professional Fees	11
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	3
Total Liabilities	246
Net Assets	$2,585
Net Assets Consist of:
Paid-in-Capital	$2,055
Total Distributable Earnings	530
Net Assets	$2,585
CLASS I:
Net Assets	$2,546
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	202,500
Net Asset Value, Offering and Redemption Price Per Share	$12.58
CLASS A:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$12.57
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.70
Maximum Offering Price Per Share	$13.27
CLASS C:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.54
CLASS IS:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.58

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Permanence Portfolio

Statement of Operations	Period from March 31, 2020^ to June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$4
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	4
Expenses:
Offering Costs	33
Professional Fees	25
Advisory Fees (Note B)	4
Shareholder Reporting Fees	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Custodian Fees (Note F)	1
Registration Fees	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	—	@
Total Expenses	69
Expenses Reimbursed by Adviser (Note B)	(60)
Waiver of Advisory Fees (Note B)	(4)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	5
Net Investment Loss	(1)
Realized Gain:
Investments Sold	85
Foreign Currency Translation	1
Net Realized Gain	86
Change in Unrealized Appreciation (Depreciation):
Investments	445
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	531
Net Increase in Net Assets Resulting from Operations	$530

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Permanence Portfolio

Statement of Changes in Net Assets	Period from March 31, 2020^ to June 30, 2020 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1)
Net Realized Gain	86
Net Change in Unrealized Appreciation (Depreciation)	445
Net Increase in Net Assets Resulting from Operations	530
Capital Share Transactions:(1)
Class I:
Subscribed	2,025
Class A:
Subscribed	10
Class C:
Subscribed	10
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	2,055
Total Increase in Net Assets	2,585
Net Assets:
Beginning of Period	—
End of Period	$2,585
(1) Capital Share Transactions:
Class I:
Shares Subscribed	203
Class A:
Shares Subscribed	1
Class C:
Shares Subscribed	1
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Permanence Portfolio

	Class I
Selected Per Share Data and Ratios	Period from March 31, 2020(1) to June 30, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)
Net Realized and Unrealized Gain	2.59
Total from Investment Operations	2.58
Net Asset Value, End of Period	$12.58
Total Return(3)	25.70	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,546
Ratio of Expenses Before Expense Limitation	11.69	%(7)
Ratio of Expenses After Expense Limitation	0.85	%(4)(7)
Ratio of Net Investment Loss	(0.19	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)
Portfolio Turnover Rate	35	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Permanence Portfolio

	Class A
Selected Per Share Data and Ratios	Period from March 31, 2020(1) to June 30, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)
Net Realized and Unrealized Gain	2.59
Total from Investment Operations	2.57
Net Asset Value, End of Period	$12.57
Total Return(3)	25.60	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13
Ratio of Expenses Before Expense Limitation	27.11	%(7)
Ratio of Expenses After Expense Limitation	1.20	%(4)(7)
Ratio of Net Investment Loss	(0.54	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)
Portfolio Turnover Rate	35	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Permanence Portfolio

	Class C
Selected Per Share Data and Ratios	Period from March 31, 2020(1) to June 30, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)
Net Realized and Unrealized Gain	2.58
Total from Investment Operations	2.54
Net Asset Value, End of Period	$12.54
Total Return(3)	25.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13
Ratio of Expenses Before Expense Limitation	27.73	%(7)
Ratio of Expenses After Expense Limitation	1.95	%(4)(7)
Ratio of Net Investment Loss	(1.29	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)
Portfolio Turnover Rate	35	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Permanence Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from March 31, 2020(1) to June 30, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)
Net Realized and Unrealized Gain	2.58
Total from Investment Operations	2.58
Net Asset Value, End of Period	$12.58
Total Return(4)	25.80	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13
Ratio of Expenses Before Expense Limitation	26.71	%(8)
Ratio of Expenses After Expense Limitation	0.80	%(5)(8)
Ratio of Net Investment Loss	(0.14	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)
Portfolio Turnover Rate	35	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund commenced operations on March 31, 2020 and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$130	$—	$—	$130
Capital Markets	127	—	—	127
Chemicals	214	—	—	214
Commercial Services & Supplies	78	—	—	78
Construction Materials	25	—	—	25
Distributors	27	—	—	27
Diversified Consumer Services	25	—	—	25
Entertainment	47	—	—	47
Equity Real Estate Investment Trusts (REITs)	51	—	—	51
Food & Staples Retailing	84	—	—	84
Health Care Equipment & Supplies	152	—	—	152
Health Care Technology	155	—	—	155
Hotels, Restaurants & Leisure	99	—	—	99
Industrial Conglomerates	64	—	—	64
Information Technology Services	24	—	—	24
Insurance	26	—	—	26
Interactive Media & Services	91	—	—	91
Internet & Direct Marketing Retail	190	—	—	190
Metals & Mining	23	—	—	23
Oil, Gas & Consumable Fuels	47	—	—	47
Pharmaceuticals	135	—	—	135
Professional Services	52	—	—	52
Road & Rail	25	—	—	25
Semiconductors & Semiconductor Equipment	95	—	—	95
Software	365	—	—	365
Specialty Retail	25	—	—	25
Tech Hardware, Storage & Peripherals	69	—	—	69
Textiles, Apparel & Luxury Goods	87	—	—	87
Trading Companies & Distributors	27	—	—	27
Total Common Stocks	2,559	—	—	2,559
Call Options Purchased	—	1	—	1
Short-Term Investment
Investment Company	26	—	—	26
Total Assets	$2,585	$1	$—	$2,586

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the period ended June 30, 2020 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$1	(a)	$—	$—	$1

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the period ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	106,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the period ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2020, approximately $4,000 of advisory fees were waived and approximately $60,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,851,000 and $824,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the period ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the period ended June 30, 2020 is as follows:

Affiliated Investment Company	Value March 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$2,324	$2,298	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$26

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the period ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.7%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which does include breakpoints. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

24

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

PERSAN
3182186 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Real Assets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

Real Assets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Real Assets Portfolio Class I	$1,000.00	$891.30	$1,021.13	$3.53	$3.77	0.75%
Real Assets Portfolio Class A	1,000.00	889.10	1,019.19	5.35	5.72	1.14
Real Assets Portfolio Class C	1,000.00	885.30	1,015.47	8.86	9.47	1.89
Real Assets Portfolio Class IS	1,000.00	891.30	1,021.18	3.48	3.72	0.74

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

Real Assets Portfolio

	Shares	Value (000)
Common Stocks (70.5%)
Australia (2.2%)
APA Group	3,344	$26
Atlas Arteria Ltd.	7,392	34
CSL Ltd.	135	27
Dexus REIT	1,800	11
GPT Group (The) REIT	4,328	13
Scentre Group REIT	13,169	20
Spark Infrastructure Group	26,772	40
Sydney Airport	3,821	15
Transurban Group	8,820	86
Wesfarmers Ltd.	1,373	43
		315
Canada (3.7%)
Canadian Tire Corp., Ltd., Class A	3	—	@
Enbridge, Inc.	2,892	88
Gibson Energy, Inc.	7,058	110
Manulife Financial Corp.	28	—	@
National Bank of Canada	537	24
Pembina Pipeline Corp.	1,868	47
RioCan Real Estate Investment Trust REIT	3,448	39
Royal Bank of Canada	377	26
Sun Life Financial, Inc.	777	29
TC Energy Corp.	3,402	145
TELUS Corp.	1,530	26
		534
China (1.4%)
China Everbright International Ltd. (a)	96,780	51
China Gas Holdings Ltd. (a)	23,918	74
China Overseas Land & Investment Ltd. (a)	1,896	6
China Resources Land Ltd. (a)	3,264	13
China Tower Corp. Ltd. H Shares (a)	129,919	23
ENN Energy Holdings Ltd. (a)	1,567	18
Jiangsu Expressway Co., Ltd. H Shares (a)	13,138	15
		200
Denmark (0.1%)
Orsted A/S	69	8
Finland (0.1%)
Citycon Oyj	1,283	9
France (3.5%)
Aeroports de Paris (ADP)	116	12
Air Liquide SA	261	38
Edenred	9	—	@
Gecina SA REIT	632	78
Getlink SE (b)	2,036	29
ICADE REIT	54	4
Klepierre SA REIT	5,062	101
L'Oreal SA (BSRM) (b)	102	33
LVMH Moet Hennessy Louis Vuitton SE	72	32
STMicroelectronics N.V.	1,116	30
Unibail-Rodamco-Westfield REIT	387	22
Vinci SA	1,441	134
		513
	Shares	Value (000)
Germany (1.4%)
ADO Properties SA (b)	182	$5
BASF SE	735	41
Deutsche Wohnen SE	1,768	79
LANXESS AG	418	22
Siemens AG (Registered)	288	34
Volkswagen AG (Preference)	192	29
		210
Hong Kong (3.7%)
CK Asset Holdings Ltd.	1,848	11
Hong Kong & China Gas Co., Ltd.	18,392	29
Hongkong Land Holdings Ltd.	37,291	155
Hysan Development Co., Ltd.	10,036	32
Link REIT	4,141	34
New World Development Co. Ltd.	2,631	13
Sun Hung Kai Properties Ltd.	9,420	120
Swire Properties Ltd.	39,391	101
Wharf Real Estate Investment Co., Ltd.	7,694	37
		532
India (0.6%)
Azure Power Global Ltd. (b)	5,541	88
Ireland (0.1%)
Hibernia REIT PLC	13,288	17
Italy (0.9%)
Atlantia SpA (b)	1,697	27
Infrastrutture Wireless Italiane SpA	3,281	33
Snam SpA	1,752	9
Terna Rete Elettrica Nazionale SpA	8,465	58
		127
Japan (4.0%)
Dai-ichi Life Holdings, Inc.	2,382	29
Fast Retailing Co., Ltd.	43	25
GLP J-REIT	7	10
ITOCHU Corp.	1,399	30
Japan Airport Terminal Co., Ltd.	175	8
Japan Hotel REIT Investment Corp.	63	26
Mitsubishi Corp.	1,712	36
Mitsubishi Estate Co., Ltd.	6,998	104
Mitsui & Co., Ltd.	2,435	36
Mitsui Fudosan Co., Ltd.	4,190	74
Nippon Building Fund, Inc. REIT	8	46
Omron Corp.	417	28
Sumitomo Mitsui Financial Group, Inc.	1,394	39
Sumitomo Realty & Development Co., Ltd.	710	20
Tokyo Gas Co., Ltd.	1,727	41
Toyota Motor Corp.	569	36
		588
Mexico (0.4%)
Promotora y Operadora de Infraestructura SAB de CV (b)	8,930	64

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Shares	Value (000)
Netherlands (0.9%)
ASML Holding N.V.	103	$38
Eurocommercial Properties N.V. CVA REIT	2,738	35
Koninklijke DSM N.V.	190	26
Randstad N.V.	725	33
		132
New Zealand (0.2%)
Auckland International Airport Ltd.	7,587	32
Norway (0.2%)
Telenor ASA	1,709	25
Singapore (0.4%)
DBS Group Holdings Ltd.	1,703	25
Keppel Corp., Ltd.	6,008	26
UOL Group Ltd.	960	5
		56
Spain (1.6%)
Aena SME SA (b)	252	34
Atlantica Yield PLC	1,378	40
Cellnex Telecom SA	756	46
Ferrovial SA	1,924	51
Inmobiliaria Colonial Socimi SA REIT	285	3
Merlin Properties Socimi SA REIT	4,652	39
Red Electrica Corp., SA	987	18
		231
Sweden (0.1%)
Hufvudstaden AB, Class A	1,316	16
Switzerland (1.1%)
Credit Suisse Group AG (Registered)	3,695	38
Flughafen Zurich AG (Registered) (b)	108	14
Nestle SA (Registered)	293	33
Novartis AG (Registered)	479	42
Roche Holding AG (Genusschein)	104	36
		163
United Kingdom (5.2%)
AVEVA Group PLC	462	23
Barclays PLC	18,647	26
BP PLC	5,868	22
British Land Co., PLC (The) REIT	17,676	85
Derwent London PLC REIT	1,352	46
Great Portland Estates PLC REIT	9,291	73
Hammerson PLC REIT	26,890	27
Land Securities Group PLC REIT	14,857	102
National Grid PLC	13,266	162
Pennon Group PLC	3,961	55
Rio Tinto PLC	493	28
Royal Dutch Shell PLC, Class B	1,454	22
Segro PLC REIT	2,457	27
Severn Trent PLC	1,154	35
United Utilities Group PLC	1,505	17
Urban & Civic PLC	927	3
		753
	Shares	Value (000)
United States (38.7%)
Abbott Laboratories	378	$35
Accenture PLC, Class A	155	33
Adobe, Inc. (b)	99	43
Akamai Technologies, Inc. (b)	232	25
Alexandria Real Estate Equities, Inc. REIT	216	35
Alphabet, Inc., Class A (b)	54	77
Amazon.com, Inc. (b)	38	105
Ameren Corp.	849	60
American Campus Communities, Inc. REIT	572	20
American Electric Power Co., Inc.	214	17
American Express Co.	325	31
American Tower Corp. REIT	1,452	375
American Water Works Co., Inc.	889	114
Amgen, Inc.	141	33
Apple, Inc.	407	149
Archer-Daniels-Midland Co.	817	33
AT&T, Inc.	832	25
Atmos Energy Corp.	987	98
AvalonBay Communities, Inc. REIT	657	102
Bank of America Corp.	1,609	38
Boston Properties, Inc. REIT	1,851	167
Brixmor Property Group, Inc. REIT	493	6
Bunge Ltd.	648	27
Camden Property Trust REIT	532	49
CBRE Group, Inc., Class A (b)	556	25
Cheniere Energy, Inc. (b)	1,082	52
Cigna Corp. (b)	111	21
Cisco Systems, Inc.	588	27
Citigroup, Inc.	538	28
CMS Energy Corp.	475	28
Comcast Corp., Class A	586	23
Copart, Inc. (b)	245	20
Costco Wholesale Corp.	83	25
Crown Castle International Corp. REIT	1,251	209
CSX Corp.	425	30
CubeSmart REIT	399	11
Danaher Corp.	185	33
DiamondRock Hospitality Co. REIT	143	1
Dominion Energy, Inc.	433	35
Edison International	1,076	58
Eli Lilly & Co.	162	27
Equity Residential REIT	1,292	76
Essential Utilities, Inc.	1,431	60
Essex Property Trust, Inc. REIT	158	36
Evergy, Inc.	593	35
Eversource Energy	921	77
Facebook, Inc., Class A (b)	216	49
Federal Realty Investment Trust REIT	117	10
Fidelity National Information Services, Inc.	186	25
FirstEnergy Corp.	771	30
Goldman Sachs Group, Inc. (The)	175	35
Healthcare Realty Trust, Inc. REIT	537	16

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Shares	Value (000)
United States (cont'd)
Healthpeak Properties, Inc. REIT	1,109	$31
Hilton Worldwide Holdings, Inc.	386	28
Home Depot, Inc. (The)	108	27
Host Hotels & Resorts, Inc. REIT	8,841	95
Hudson Pacific Properties, Inc. REIT	2,131	54
Intel Corp.	471	28
International Business Machines Corp.	201	24
Invitation Homes, Inc. REIT	800	22
JBG SMITH Properties REIT	610	18
Johnson & Johnson	289	41
JPMorgan Chase & Co.	550	52
Kinder Morgan, Inc.	6,090	92
Linde PLC	111	24
Mack-Cali Realty Corp. REIT	2,559	39
Marathon Oil Corp.	4,424	27
Mastercard, Inc., Class A	134	40
Merck & Co., Inc.	410	32
Micron Technology, Inc. (b)	549	28
Microsoft Corp.	651	133
Mid-America Apartment Communities, Inc. REIT	95	11
Netflix, Inc. (b)	59	27
NiSource, Inc.	2,469	56
Norfolk Southern Corp.	140	25
NRG Energy, Inc.	653	21
ONEOK, Inc.	1,186	39
Paramount Group, Inc. REIT	2,378	18
PepsiCo, Inc.	217	29
Pfizer, Inc.	986	32
Procter & Gamble Co. (The)	290	35
ProLogis, Inc. REIT	384	36
Public Storage REIT	145	28
QTS Realty Trust, Inc., Class A REIT	200	13
Regency Centers Corp. REIT	1,305	60
ResMed, Inc.	140	27
RLJ Lodging Trust REIT	2,643	25
salesforce.com, Inc. (b)	151	28
SBA Communications Corp. REIT	386	115
Sempra Energy	889	104
Simon Property Group, Inc. REIT	3,305	227
SL Green Realty Corp. REIT	4,169	206
Sunstone Hotel Investors, Inc. REIT	4,584	37
Targa Resources Corp.	811	16
Taubman Centers, Inc. REIT	434	16
Teledyne Technologies, Inc. (b)	109	34
Tesla, Inc. (b)	18	19
Thermo Fisher Scientific, Inc.	78	28
Tiffany & Co.	165	20
Union Pacific Corp.	172	29
UnitedHealth Group, Inc.	126	37
Ventas, Inc. REIT	2,048	75
Visa, Inc., Class A	223	43
Vornado Realty Trust REIT	3,223	123
	Shares	Value (000)
Voya Financial, Inc.	717	$33
Walt Disney Co. (The)	357	40
Waste Management, Inc.	638	68
Weingarten Realty Investors REIT	3,031	57
Williams Cos., Inc. (The)	4,083	78
Xcel Energy, Inc.	918	57
		5,606
Total Common Stocks (Cost $10,410)		10,219
	Face Amount (000)
U.S. Treasury Securities (22.3%)
United States (22.3%)
U.S. Treasury Inflation Index Notes (TIPS),
0.13%, 7/15/22 - 7/15/24	$693	716
0.38%, 7/15/23 - 1/15/27	594	628
0.50%, 1/15/28	255	279
0.75%, 2/15/42	42	50
0.88%, 1/15/29	238	271
1.00%, 2/15/46	167	216
2.00%, 1/15/26	23	27
2.13%, 2/15/40	97	144
3.88%, 4/15/29	89	126
U.S. Treasury Inflation Indexed Bonds,
0.13%, 1/15/30	74	80
0.25%, 1/15/25 - 2/15/50	342	361
0.38%, 7/15/25	191	204
1.00%, 2/15/48	94	124
Total U.S. Treasury Securities (Cost $3,006)		3,226
	Shares
Short-Term Investment (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $933)	932,572	933
Total Investments (99.2%) (Cost $14,349) (c)(d)		14,378
Other Assets in Excess of Liabilities (0.8%)		109
Net Assets (100.0%)		$14,487

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $3,874,000 and 26.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,124,000 and the aggregate gross unrealized depreciation is approximately $1,095,000, resulting in net unrealized appreciation of approximately $29,000.

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

TIPS  Treasury Inflation Protected Security.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.5%
Equity Real Estate Investment Trusts (REITs)	22.7
U.S. Treasury Securities	22.4
Short-Term Investments	6.5
Real Estate Management & Development	5.8
Oil, Gas & Consumable Fuels	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Real Assets Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $13,416)	$13,445
Investment in Security of Affiliated Issuer, at Value (Cost $933)	933
Total Investments in Securities, at Value (Cost $14,349)	14,378
Foreign Currency, at Value (Cost $40)	40
Receivable for Investments Sold	87
Due from Adviser	42
Dividends Receivable	24
Interest Receivable	7
Tax Reclaim Receivable	4
Due from Broker	4
Receivable from Affiliate	—	@
Other Assets	59
Total Assets	14,645
Liabilities:
Payable for Investments Purchased	105
Payable for Professional Fees	32
Payable for Custodian Fees	10
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Other Liabilities	10
Total Liabilities	158
Net Assets	$14,487
Net Assets Consist of:
Paid-in-Capital	$15,357
Total Accumulated Loss	(870)
Net Assets	$14,487
CLASS I:
Net Assets	$14,258
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,530,342
Net Asset Value, Offering and Redemption Price Per Share	$9.32
CLASS A:
Net Assets	$25
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,695
Net Asset Value, Redemption Price Per Share	$9.33
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.52
Maximum Offering Price Per Share	$9.85
CLASS C:
Net Assets	$194
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,939
Net Asset Value, Offering and Redemption Price Per Share	$9.28
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,026
Net Asset Value, Offering and Redemption Price Per Share	$9.32

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Real Assets Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	$130
Interest from Securities of Unaffiliated Issuers	9
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	141
Expenses:
Professional Fees	57
Advisory Fees (Note B)	37
Custodian Fees (Note F)	29
Registration Fees	17
Pricing Fees	9
Shareholder Reporting Fees	7
Administration Fees (Note C)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	8
Total Expenses	176
Expenses Reimbursed by Adviser (Note B)	(87)
Waiver of Advisory Fees (Note B)	(37)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	48
Net Investment Income	93
Realized Gain (Loss):
Investments Sold	(791)
Foreign Currency Translation	1
Futures Contracts	(15)
Net Realized Loss	(805)
Change in Unrealized Appreciation (Depreciation):
Investments	(716)
Foreign Currency Translation	(— @)
Futures Contracts	(2)
Net Change in Unrealized Appreciation (Depreciation)	(718)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,523)
Net Decrease in Net Assets Resulting from Operations	$(1,430)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Real Assets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$93	$191
Net Realized Gain (Loss)	(805)	5
Net Change in Unrealized Appreciation (Depreciation)	(718)	1,488
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,430)	1,684
Dividends and Distributions to Shareholders:
Class I	(58)	(201)
Class A	(— @)	(1)
Class C	(— @)	(1)
Class IS	(— @)	(— @)
Paid-in-Capital:
Class I	—	(3)
Class A	—	(— @)
Class C	—	(— @)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	(58)	(206)
Capital Share Transactions:(1)
Class I:
Subscribed	5,045	37
Distributions Reinvested	58	204
Redeemed	(111)	(6)
Class A:
Subscribed	8	130
Distributions Reinvested	— @	1
Redeemed	(21)	(105)
Class C:
Subscribed	50	153
Distributions Reinvested	— @	1
Redeemed	(7)	—
Class IS:
Distributions Reinvested	— @	— @
Net Increase in Net Assets Resulting from Capital Share Transactions	5,022	415
Total Increase in Net Assets	3,534	1,893
Net Assets:
Beginning of Period	10,953	9,060
End of Period	$14,487	$10,953
(1) Capital Share Transactions:
Class I:
Shares Subscribed	514	4
Shares Issued on Distributions Reinvested	7	20
Shares Redeemed	(11)	(1)
Net Increase in Class I Shares Outstanding	510	23
Class A:
Shares Subscribed	1	13
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(2)	(10)
Net Increase (Decrease) in Class A Shares Outstanding	(1)	3
Class C:
Shares Subscribed	6	15
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(1)	—
Net Increase in Class C Shares Outstanding	5	15
Class IS:
Shares Issued on Distributions Reinvested	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Real Assets Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$10.51		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.19		0.13
Net Realized and Unrealized Gain (Loss)	(1.22)		1.46		(0.79)
Total from Investment Operations	(1.15)		1.65		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.20)		(0.22)
Paid-in-Capital	—		(0.00	)(3)	(0.06)
Total Distributions	(0.04)		(0.20)		(0.28)
Net Asset Value, End of Period	$9.32		$10.51		$9.06
Total Return(4)	(10.87	)%(6)	18.35%		(6.70	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,258		$10,728		$9,033
Ratio of Expenses Before Expense Limitation	2.80	%(7)	3.82%		4.76	%(7)
Ratio of Expenses After Expense Limitation	0.75	%(5)(7)	0.76	%(5)	0.76	%(5)(7)
Ratio of Net Investment Income	1.55	%(5)(7)	1.88	%(5)	2.52	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	48	%(6)	65%		26	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Real Assets Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$10.53		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.15		0.11
Net Realized and Unrealized Gain (Loss)	(1.22)		1.47		(0.79)
Total from Investment Operations	(1.17)		1.62		(0.68)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.15)		(0.20)
Paid-in-Capital	—		(0.00	)(3)	(0.06)
Total Distributions	(0.03)		(0.15)		(0.26)
Net Asset Value, End of Period	$9.33		$10.53		$9.06
Total Return(4)	(11.09	)%(6)	17.93%		(6.90	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25		$42		$9
Ratio of Expenses Before Expense Limitation	9.59	%(7)	7.63%		22.79	%(7)
Ratio of Expenses After Expense Limitation	1.14	%(5)(7)	1.14	%(5)	1.14	%(5)(7)
Ratio of Net Investment Income	0.95	%(5)(7)	1.46	%(5)	2.18	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	48	%(6)	65%		26	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Real Assets Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$10.50		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.07		0.07
Net Realized and Unrealized Gain (Loss)	(1.23)		1.48		(0.79)
Total from Investment Operations	(1.21)		1.55		(0.72)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.11)		(0.16)
Paid-in-Capital	—		(0.00	)(3)	(0.06)
Total Distributions	(0.01)		(0.11)		(0.22)
Net Asset Value, End of Period	$9.28		$10.50		$9.06
Total Return(4)	(11.47	)%(6)	17.12%		(7.27	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$194		$172		$9
Ratio of Expenses Before Expense Limitation	4.97	%(7)	8.50%		23.55	%(7)
Ratio of Expenses After Expense Limitation	1.89	%(5)(7)	1.89	%(5)	1.89	%(5)(7)
Ratio of Net Investment Income	0.37	%(5)(7)	0.68	%(5)	1.37	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	48	%(6)	65%		26	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

Real Assets Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$10.51		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.19		0.13
Net Realized and Unrealized Gain (Loss)	(1.22)		1.47		(0.79)
Total from Investment Operations	(1.15)		1.66		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.21)		(0.22)
Paid-in-Capital	—		(0.00	)(3)	(0.06)
Total Distributions	(0.04)		(0.21)		(0.28)
Net Asset Value, End of Period	$9.32		$10.51		$9.06
Total Return(4)	(10.87	)%(6)	18.37%		(6.69	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$11		$9
Ratio of Expenses Before Expense Limitation	21.16	%(7)	22.24%		22.53	%(7)
Ratio of Expenses After Expense Limitation	0.74	%(5)(7)	0.74	%(5)	0.74	%(5)(7)
Ratio of Net Investment Income	1.49	%(5)(7)	1.90	%(5)	2.53	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01	%(7)
Portfolio Turnover Rate	48	%(6)	65%		26	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Real Assets Portfolio. The Fund seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$34	$—	$—	$34
Automobiles	19	65	—	84
Banks	168	90	—	258
Beverages	29	—	—	29
Biotechnology	33	27	—	60
Capital Markets	35	38	—	73
Chemicals	24	127	—	151
Commercial Services & Supplies	88	51	—	139
Communications Equipment	27	—	—	27
Construction & Engineering	—	185	—	185
Consumer Finance	31	—	—	31
Diversified Financial Services	33	—	—	33
Diversified Telecommunication Services	51	127	—	178
Electric Utilities	274	124	—	398
Electronic Equipment, Instruments & Components	—	28	—	28
Entertainment	67	—	—	67
Equity Real Estate Investment Trusts (REITs)	2,458	819	—	3,277
Food & Staples Retailing	25	—	—	25
Food Products	60	33	—	93
Gas Utilities	98	197	—	295
Health Care Equipment & Supplies	95	—	—	95
Health Care Providers & Services	58	—	—	58
Hotels, Restaurants & Leisure	28	—	—	28
Household Products	35	—	—	35
Independent Power & Renewable Electricity Producers	149	—	—	149
Industrial Conglomerates	—	60	—	60
Information Technology Services	165	—	—	165
Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Insurance	$29		$29	$—	$58
Interactive Media & Services	151		—	—	151
Internet & Direct Marketing Retail	105		—	—	105
Life Sciences Tools & Services	28		—	—	28
Media	23		—	—	23
Metals & Mining	—		28	—	28
Multi-Line Retail	—	†	43	—	43
Multi-Utilities	283		162	—	445
Oil, Gas & Consumable Fuels	694		44	—	738
Personal Products	—		33	—	33
Pharmaceuticals	132		78	—	210
Professional Services	—		33	—	33
Real Estate Management & Development	38		790	—	828
Road & Rail	84		—	—	84
Semiconductors & Semiconductor Equipment	56		68	—	124
Software	204		23	—	227
Specialty Retail	47		25	—	72
Tech Hardware, Storage & Peripherals	149		—	—	149
Textiles, Apparel & Luxury Goods	—		32	—	32
Trading Companies & Distributors	—		102	—	102
Transportation Infrastructure	64		306	—	370
Water Utilities	174		107	—	281
Total Common Stocks	6,345		3,874	—	10,219
U.S. Treasury Securities	—		3,226	—	3,226
Short-Term Investment
Investment Company	933		—	—	933
Total Assets	$7,278		$7,100	$—	$14,378

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be sub-

ject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

As of June 30, 2020, the Fund did not have any open futures contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815") is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gain(loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended June 30, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(15)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(2)

For the period ended June 30, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$73,000

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Noncash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as noncash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $37,000 of advisory fees were waived and approximately $90,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $8,310,000 and $4,208,000, respectively. For the six months ended June 30, 2020, purchases and sales of long-term U.S. Government securities were approximately $1,616,000 and $1,363,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$442	$5,278	$4,787	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$933

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Paid-in- Capital (000)
$203	$3	$225	$56

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to real estate investment trusts, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$21	$(21)

At December 31, 2019, the Fund had no distributable earnings on a tax basis.

At December 31, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $21,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-

uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $26,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2019, the Fund intends to defer to January 1, 2020 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$4	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 32.7%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and the period since the middle of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIRASAN
3184478 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Privacy Notice	20
Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in US Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

US Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
US Core Portfolio Class I	$1,000.00	$981.50	$1,020.89	$3.94	$4.02	0.80%
US Core Portfolio Class A	1,000.00	979.40	1,019.24	5.56	5.67	1.13
US Core Portfolio Class C	1,000.00	975.50	1,015.42	9.33	9.52	1.90
US Core Portfolio Class IS	1,000.00	981.50	1,021.13	3.70	3.77	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Banks (10.5%)
First Republic Bank	5,202	$552
JPMorgan Chase & Co.	6,644	625
SVB Financial Group (a)	2,103	453
		1,630
Building Products (3.4%)
Fortune Brands Home & Security, Inc.	8,235	526
Capital Markets (5.5%)
Ameriprise Financial, Inc.	3,179	477
Charles Schwab Corp. (The)	7,591	256
S&P Global, Inc.	365	120
		853
Commercial Services & Supplies (0.9%)
Waste Management, Inc.	1,314	139
Electric Utilities (2.8%)
NextEra Energy, Inc.	1,778	427
Equity Real Estate Investment Trusts (REITs) (6.8%)
Essex Property Trust, Inc. REIT	2,174	498
STORE Capital Corp. REIT	13,203	314
Welltower, Inc. REIT	4,722	245
		1,057
Health Care Equipment & Supplies (6.5%)
Danaher Corp.	3,845	680
West Pharmaceutical Services, Inc.	1,429	325
		1,005
Health Care Providers & Services (3.6%)
Cigna Corp. (a)	2,945	553
Health Care Technology (2.3%)
Veeva Systems, Inc., Class A (a)	1,523	357
Hotels, Restaurants & Leisure (6.5%)
Domino's Pizza, Inc.	1,357	501
McDonald's Corp.	451	83
MGM Resorts International	4,962	83
Starbucks Corp.	4,518	333
		1,000
Household Durables (2.5%)
Lennar Corp., Class A	6,330	390
Information Technology Services (7.8%)
Euronet Worldwide, Inc. (a)	374	36
Mastercard, Inc., Class A	3,939	1,165
		1,201
Interactive Media & Services (2.7%)
Alphabet, Inc., Class A (a)	300	425
Oil, Gas & Consumable Fuels (1.2%)
Chevron Corp.	2,020	180
Personal Products (3.7%)
Estee Lauder Cos., Inc. (The), Class A	3,046	575
	Shares	Value (000)
Software (13.3%)
Adobe, Inc. (a)	424	$184
Microsoft Corp.	9,197	1,872
		2,056
Specialty Retail (4.3%)
Home Depot, Inc. (The)	2,655	665
Tech Hardware, Storage & Peripherals (7.9%)
Apple, Inc.	3,366	1,228
Textiles, Apparel & Luxury Goods (3.8%)
Lululemon Athletica, Inc. (a)	1,896	592
Trading Companies & Distributors (2.0%)
United Rentals, Inc. (a)	2,071	309
Total Common Stocks (Cost $10,967)		15,168
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $226)	226,251	226
Total Investments (99.5%) (Cost $11,193) (b)		15,394
Other Assets in Excess of Liabilities (0.5%)		70
Net Assets (100.0%)		$15,464

(a)  Non-income producing security.

(b)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,589,000 and the aggregate gross unrealized depreciation is approximately $388,000, resulting in net unrealized appreciation of approximately $4,201,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.8%
Software	13.4
Banks	10.6
Tech Hardware, Storage & Peripherals	8.0
Information Technology Services	7.8
Equity Real Estate Investment Trusts (REITs)	6.9
Health Care Equipment & Supplies	6.5
Hotels, Restaurants & Leisure	6.5
Capital Markets	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

US Core Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,967)	$15,168
Investment in Security of Affiliated Issuer, at Value (Cost $226)	226
Total Investments in Securities, at Value (Cost $11,193)	15,394
Receivable for Investments Sold	47
Due from Adviser	32
Dividends Receivable	10
Receivable from Affiliate	—	@
Other Assets	68
Total Assets	15,551
Liabilities:
Payable for Investments Purchased	41
Payable for Professional Fees	38
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Fund Shares Redeemed	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	1
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	—	@
Total Liabilities	87
Net Assets	$15,464
Net Assets Consist of:
Paid-in-Capital	$11,739
Total Distributable Earnings	3,725
Net Assets	$15,464
CLASS I:
Net Assets	$9,605
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	669,992
Net Asset Value, Offering and Redemption Price Per Share	$14.34
CLASS A:
Net Assets	$3,673
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	257,267
Net Asset Value, Redemption Price Per Share	$14.28
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.79
Maximum Offering Price Per Share	$15.07
CLASS C:
Net Assets	$2,171
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	155,621
Net Asset Value, Offering and Redemption Price Per Share	$13.95
CLASS IS:
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,014
Net Asset Value, Offering and Redemption Price Per Share	$14.34

@  Amount is less than $500

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

US Core Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$124
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	125
Expenses:
Professional Fees	58
Advisory Fees (Note B)	49
Registration Fees	20
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	11
Shareholder Reporting Fees	9
Administration Fees (Note C)	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	4
Directors' Fees and Expenses	3
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	1
Pricing Fees	1
Other Expenses	5
Total Expenses	179
Waiver of Advisory Fees (Note B)	(49)
Expenses Reimbursed by Adviser (Note B)	(44)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	85
Net Investment Income	40
Realized Loss:
Investments Sold	(572)
Change in Unrealized Appreciation (Depreciation):
Investments	(379)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(951)
Net Decrease in Net Assets Resulting from Operations	$(911)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

US Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$40	$69
Net Realized Gain (Loss)	(572)	263
Net Change in Unrealized Appreciation (Depreciation)	(379)	3,862
Net Increase (Decrease) in Net Assets Resulting from Operations	(911)	4,194
Dividends and Distributions to Shareholders:
Class I	—	(171)
Class A	—	(30)
Class C	—	(16)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(217)
Capital Share Transactions:(1)
Class I:
Subscribed	828	2,907
Distributions Reinvested	—	171
Redeemed	(3,607)	(280)
Class A:
Subscribed	1,158	1,732
Distributions Reinvested	—	30
Redeemed	(833)	(872)
Class C:
Subscribed	506	1,100
Distributions Reinvested	—	16
Redeemed	(661)	(736)
Class IS:
Subscribed	—	10
Distributions Reinvested	—	— @
Redeemed	(10)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,619)	4,078
Total Increase (Decrease) in Net Assets	(3,530)	8,055
Net Assets:
Beginning of Period	18,994	10,939
End of Period	$15,464	$18,994
(1) Capital Share Transactions:
Class I:
Shares Subscribed	65	214
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(290)	(23)
Net Increase (Decrease) in Class I Shares Outstanding	(225)	203
Class A:
Shares Subscribed	84	132
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(60)	(70)
Net Increase in Class A Shares Outstanding	24	64
Class C:
Shares Subscribed	37	84
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(55)	(57)
Net Increase (Decrease) in Class C Shares Outstanding	(18)	28
Class IS:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	—
Net Increase (Decrease) in Class IS Shares Outstanding	(1)	1

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

US Core Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$14.61		$10.89		$12.41		$10.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.09		0.11		0.08		0.07
Net Realized and Unrealized Gain (Loss)	(0.32)		3.82		(1.47)		1.94		0.48
Total from Investment Operations	(0.27)		3.91		(1.36)		2.02		0.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.05)		(0.05)		(0.10)
Net Realized Gain	—		(0.10)		(0.11)		—		—
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	—		(0.19)		(0.16)		(0.06)		(0.10)
Net Asset Value, End of Period	$14.34		$14.61		$10.89		$12.41		$10.45
Total Return(3)	(1.85	)%(6)	36.01%		(11.00)%		19.33%		5.50	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,605		$13,086		$7,532		$8,965		$7,314
Ratio of Expenses Before Expense Limitation	1.92	%(7)	2.09%		2.31%		2.78%		3.62	%(7)
Ratio of Expenses After Expense Limitation	0.80	%(4)(7)	0.78	%(4)	0.80	%(4)	0.78	%(4)	0.77	%(4)(7)
Ratio of Net Investment Income	0.72	%(4)(7)	0.71	%(4)	0.86	%(4)	0.68	%(4)	1.12	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	23	%(6)	69%		60%		57%		28	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

US Core Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$14.58		$10.86		$12.38		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.05		0.07		0.04		0.04
Net Realized and Unrealized Gain (Loss)	(0.33)		3.82		(1.47)		1.92		0.49
Total from Investment Operations	(0.30)		3.87		(1.40)		1.96		0.53
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.01)		(0.01)		(0.09)
Net Realized Gain	—		(0.10)		(0.11)		—		—
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	—		(0.15)		(0.12)		(0.02)		(0.09)
Net Asset Value, End of Period	$14.28		$14.58		$10.86		$12.38		$10.44
Total Return(3)	(2.06	)%(6)	35.68%		(11.35)%		18.80%		5.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,673		$3,393		$1,833		$1,874		$1,406
Ratio of Expenses Before Expense Limitation	2.29	%(7)	2.46%		2.68%		3.23%		4.12	%(7)
Ratio of Expenses After Expense Limitation	1.13	%(4)(7)	1.15	%(4)	1.15	%(4)	1.15	%(4)	1.15	%(4)(7)
Ratio of Net Investment Income	0.39	%(4)(7)	0.34	%(4)	0.55	%(4)	0.31	%(4)	0.66	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	23	%(6)	69%		60%		57%		28	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

US Core Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$14.30		$10.70		$12.28		$10.41		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.05)		(0.03)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.33)		3.75		(1.44)		1.92		0.48
Total from Investment Operations	(0.35)		3.70		(1.47)		1.87		0.48
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.07)
Net Realized Gain	—		(0.10)		(0.11)		—		—
Total Distributions	—		(0.10)		(0.11)		—		(0.07)
Net Asset Value, End of Period	$13.95		$14.30		$10.70		$12.28		$10.41
Total Return(4)	(2.45	)%(7)	34.50%		(11.94)%		17.96%		4.79	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,171		$2,489		$1,563		$1,831		$1,377
Ratio of Expenses Before Expense Limitation	3.05	%(8)	3.23%		3.44%		3.94%		4.99	%(8)
Ratio of Expenses After Expense Limitation	1.90	%(5)(8)	1.90	%(5)	1.90	%(5)	1.90	%(5)	1.90	%(5)(8)
Ratio of Net Investment Loss	(0.37	)%(5)(8)	(0.39	)%(5)	(0.22	)%(5)	(0.43	)%(5)	(0.05	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	23	%(7)	69%		60%		57%		28	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

US Core Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,						Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$14.61		$10.88		$12.41		$10.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.10		0.12		0.08		0.07
Net Realized and Unrealized Gain (Loss)	(0.32)		3.83		(1.48)		1.94		0.48
Total from Investment Operations	(0.27)		3.93		(1.36)		2.02		0.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.06)		(0.01)		(0.10)
Net Realized Gain	—		(0.10)		(0.11)		—		—
Paid-in-Capital	—		—		—		(0.05)		—
Total Distributions	—		(0.20)		(0.17)		(0.06)		(0.10)
Net Asset Value, End of Period	$14.34		$14.61		$10.88		$12.41		$10.45
Total Return(3)	(1.85	)%(6)	36.17%		(11.04)%		19.37%		5.52	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$26		$11		$12		$10
Ratio of Expenses Before Expense Limitation	12.69	%(7)	16.90%		16.44%		19.96%		19.22	%(7)
Ratio of Expenses After Expense Limitation	0.75	%(4)(7)	0.75	%(4)	0.75	%(4)	0.75	%(4)	0.75	%(4)(7)
Ratio of Net Investment Income	0.79	%(4)(7)	0.74	%(4)	0.92	%(4)	0.71	%(4)	1.17	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	23	%(6)	69%		60%		57%		28	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the US Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value

Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$1,630	$—	$—	$1,630
Building Products	526	—	—	526
Capital Markets	853	—	—	853
Commercial Services & Supplies	139	—	—	139
Electric Utilities	427	—	—	427
Equity Real Estate Investment Trusts (REITs)	1,057	—	—	1,057
Health Care Equipment & Supplies	1,005	—	—	1,005
Health Care Providers & Services	553	—	—	553
Health Care Technology	357	—	—	357
Hotels, Restaurants & Leisure	1,000	—	—	1,000
Household Durables	390	—	—	390
Information Technology Services	1,201	—	—	1,201
Interactive Media & Services	425	—	—	425
Oil, Gas & Consumable Fuels	180	—	—	180
Personal Products	575	—	—	575
Software	2,056	—	—	2,056
Specialty Retail	665	—	—	665
Tech Hardware, Storage & Peripherals	1,228	—	—	1,228
Textiles, Apparel & Luxury Goods	592	—	—	592
Trading Companies & Distributors	309	—	—	309
Total Common Stocks	15,168	—	—	15,168
Short-Term Investment
Investment Company	226	—	—	226
Total Assets	$15,394	$—	$—	$15,394

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $49,000 of advisory fees were waived and

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

approximately $45,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,747,000 and $6,287,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$83	$2,615	$2,472	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$226

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$92	$125	$40	$111

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)		Undistributed Long-Term Capital Gain (000)
$—	@	$83

@ Amount is less than $500

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 51.9%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one year-ended period but below its peer group average for the three-year period and the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

20

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSCPSAN
3184443 EXP. 08.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
Privacy Notice	27
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in U.S. Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2020

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$710.30	$1,020.39	$3.83	$4.52	0.90%
U.S. Real Estate Portfolio Class A	1,000.00	709.30	1,018.65	5.31	6.27	1.25
U.S. Real Estate Portfolio Class L	1,000.00	706.60	1,016.16	7.43	8.77	1.75
U.S. Real Estate Portfolio Class C	1,000.00	707.00	1,014.92	8.49	10.02	2.00
U.S. Real Estate Portfolio Class IS	1,000.00	710.50	1,020.74	3.53	4.17	0.83
U.S. Real Estate Portfolio Class IR	1,000.00	710.50	1,020.74	3.53	4.17	0.83

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.5%)
Apartments (16.7%)
American Campus Communities, Inc. REIT	38,790	$1,356
AvalonBay Communities, Inc. REIT	19,621	3,034
Camden Property Trust REIT	21,544	1,965
Equity Residential REIT	37,719	2,219
Essex Property Trust, Inc. REIT	5,189	1,189
Mid-America Apartment Communities, Inc. REIT	5,515	632
UDR, Inc. REIT	3,170	119
		10,514
Data Centers (4.4%)
Digital Realty Trust, Inc. REIT	16,160	2,296
QTS Realty Trust, Inc., Class A REIT	7,408	475
		2,771
Diversified (4.6%)
JBG SMITH Properties REIT	23,354	691
Mack-Cali Realty Corp. REIT	40,551	620
Vornado Realty Trust REIT	41,345	1,580
		2,891
Health Care (9.8%)
Five Star Senior Living, Inc. (a)	1,375	5
Healthcare Realty Trust, Inc. REIT	52,853	1,548
Healthcare Trust of America, Inc., Class A REIT	21,754	577
Healthpeak Properties, Inc. REIT	26,393	727
Ventas, Inc. REIT	68,973	2,526
Welltower, Inc. REIT	14,909	772
		6,155
Industrial (10.3%)
Duke Realty Corp. REIT	12,075	428
Exeter Industrial Value Fund, LP (a)(b)(c)	7,905,000	469
Lexington Realty Trust REIT	28,440	300
ProLogis, Inc. REIT	56,523	5,275
		6,472
Lodging/Resorts (7.2%)
DiamondRock Hospitality Co. REIT	49,364	273
Host Hotels & Resorts, Inc. REIT	251,432	2,713
RLJ Lodging Trust REIT	63,370	598
Sunstone Hotel Investors, Inc. REIT	117,798	960
		4,544
Manufactured Homes (0.2%)
Equity Lifestyle Properties, Inc. REIT	2,552	160
Office (22.6%)
Alexandria Real Estate Equities, Inc. REIT	6,029	978
Boston Properties, Inc. REIT	35,387	3,198
Cousins Properties, Inc. REIT	32,170	960
Highwoods Properties, Inc. REIT	6,620	247
Hudson Pacific Properties, Inc. REIT	76,504	1,925
Kilroy Realty Corp. REIT	18,835	1,106
Paramount Group, Inc. REIT	75,890	585
SL Green Realty Corp. REIT	105,886	5,219
		14,218
	Shares	Value (000)
Regional Malls (9.2%)
Macerich Co. (The) REIT	11,621	$104
Simon Property Group, Inc. REIT	77,644	5,309
Taubman Centers, Inc. REIT	9,470	358
		5,771
Self Storage (5.8%)
CubeSmart REIT	40,001	1,080
Extra Space Storage, Inc. REIT	7,690	710
Life Storage, Inc. REIT	3,779	359
Public Storage REIT	7,959	1,527
		3,676
Shopping Centers (3.9%)
Brixmor Property Group, Inc. REIT	2,190	28
Regency Centers Corp. REIT	28,940	1,328
Weingarten Realty Investors REIT	59,960	1,135
		2,491
Single Family Homes (3.4%)
American Homes 4 Rent, Class A REIT	18,058	486
Invitation Homes, Inc. REIT	60,502	1,665
		2,151
Specialty (1.4%)
Gaming and Leisure Properties, Inc. REIT	25,052	867
Total Common Stocks (Cost $58,133)		62,681
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $183)	183,490	183
Total Investments (99.8%) (Cost $58,316) (d)		62,864
Other Assets in Excess of Liabilities (0.2%)		95
Net Assets (100.0%)		$62,959

(a)  Non-income producing security.

(b)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At June 30, 2020, this security had an aggregate market value of approximately $469,000, representing 0.7% of net assets.

(c)  At June 30, 2020, the Fund held a fair valued security valued at approximately $469,000, representing 0.7% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,548,000 and the aggregate gross unrealized depreciation is approximately $8,000,000, resulting in net unrealized appreciation of approximately $4,548,000.

REIT  Real Estate Investment Trust.
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Office	22.6%
Other*	18.3
Apartments	16.7
Industrial	10.3
Health Care	9.8
Regional Malls	9.2
Lodging/Resorts	7.2
Self Storage	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $58,133)	$62,681
Investment in Security of Affiliated Issuer, at Value (Cost $183)	183
Total Investments in Securities, at Value (Cost $58,316)	62,864
Cash	14
Dividends Receivable	230
Receivable for Fund Shares Sold	11
Receivable from Affiliate	—	@
Other Assets	99
Total Assets	63,218
Liabilities:
Payable for Sub Transfer Agency Fees — Class I	63
Payable for Sub Transfer Agency Fees — Class A	8
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Advisory Fees	50
Payable for Professional Fees	40
Payable for Fund Shares Redeemed	29
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	6
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Administration Fees	5
Payable for Shareholder Services Fees — Class A	4
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	4
Other Liabilities	41
Total Liabilities	259
Net Assets	$62,959
Net Assets Consist of:
Paid-in-Capital	$72,684
Total Accumulated Loss	(9,725)
Net Assets	$62,959

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2020 (000)
CLASS I:
Net Assets	$50,100
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,448,292
Net Asset Value, Offering and Redemption Price Per Share	$7.77
CLASS A:
Net Assets	$10,003
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,351,911
Net Asset Value, Redemption Price Per Share	$7.40
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.41
Maximum Offering Price Per Share	$7.81
CLASS L:
Net Assets	$1,512
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	204,689
Net Asset Value, Offering and Redemption Price Per Share	$7.38
CLASS C:
Net Assets	$178
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	24,227
Net Asset Value, Offering and Redemption Price Per Share	$7.34
CLASS IS:
Net Assets	$1,160
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	149,228
Net Asset Value, Offering and Redemption Price Per Share	$7.77
CLASS IR:
Net Assets	$6
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	795
Net Asset Value, Offering and Redemption Price Per Share	$7.77

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2020 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,974
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	1,977
Expenses:
Advisory Fees (Note B)	419
Sub Transfer Agency Fees — Class I	76
Sub Transfer Agency Fees — Class A	19
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Professional Fees	53
Administration Fees (Note C)	48
Shareholder Services Fees — Class A (Note D)	30
Distribution and Shareholder Services Fees — Class L (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	1
Registration Fees	35
Shareholder Reporting Fees	21
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	6
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	9
Pricing Fees	2
Directors' Fees and Expenses	— @
Other Expenses	9
Total Expenses	750
Waiver of Advisory Fees (Note B)	(97)
Reimbursement of Class Specific Expenses — Class I (Note B)	(53)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(6)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	587
Net Investment Income	1,390
Realized Loss:
Investments Sold	(10,102)
Change in Unrealized Appreciation (Depreciation):
Investments	(42,658)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(52,760)
Net Decrease in Net Assets Resulting from Operations	$(51,370)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,390	$4,955
Net Realized Gain (Loss)	(10,102)	19,067
Net Change in Unrealized Appreciation (Depreciation)	(42,658)	17,154
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,370)	41,176
Dividends and Distributions to Shareholders:
Class I	(828)	(21,074)
Class A	(217)	(4,680)
Class L	(12)	(293)
Class C	(1)	(31)
Class IS	(93)	(1,835)
Class IR	(— @)	(1)
Total Dividends and Distributions to Shareholders	(1,151)	(27,914)
Capital Share Transactions:(1)
Class I:
Subscribed	5,793	19,431
Distributions Reinvested	817	20,897
Redeemed	(53,274)	(92,286)
Class A:
Subscribed	1,608	5,250
Distributions Reinvested	216	4,645
Redeemed	(15,224)	(13,017)
Class L:
Exchanged	108	—
Distributions Reinvested	12	290
Redeemed	(150)	(239)
Class C:
Subscribed	31	56
Distributions Reinvested	1	31
Redeemed	(11)	(205)
Class IS:
Subscribed	453	1,331
Distributions Reinvested	93	1,835
Redeemed	(7,157)	(23,192)
Class IR:
Distributions Reinvested	— @	1
Net Decrease in Net Assets Resulting from Capital Share Transactions	(66,684)	(75,172)
Total Decrease in Net Assets	(119,205)	(61,910)
Net Assets:
Beginning of Period	182,164	244,074
End of Period	$62,959	$182,164

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2020 (unaudited) (000)	Year Ended December 31, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	678	1,610
Shares Issued on Distributions Reinvested	127	1,882
Shares Redeemed	(6,528)	(7,745)
Net Decrease in Class I Shares Outstanding	(5,723)	(4,253)
Class A:
Shares Subscribed	196	454
Shares Issued on Distributions Reinvested	35	440
Shares Redeemed	(1,967)	(1,127)
Net Decrease in Class A Shares Outstanding	(1,736)	(233)
Class L:
Shares Exchanged	14	—
Shares Issued on Distributions Reinvested	2	28
Shares Redeemed	(16)	(21)
Net Increase (Decrease) in Class L Shares Outstanding	(— @@)	7
Class C:
Shares Subscribed	3	4
Shares Issued on Distributions Reinvested	— @@	3
Shares Redeemed	(1)	(18)
Net Increase (Decrease) in Class C Shares Outstanding	2	(11)
Class IS:
Shares Subscribed	49	110
Shares Issued on Distributions Reinvested	15	164
Shares Redeemed	(1,025)	(1,893)
Net Decrease in Class IS Shares Outstanding	(961)	(1,619)
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.08		$10.82		$15.24		$17.21		$17.86		$20.48
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.26		0.34		0.37		0.31		0.32
Net Realized and Unrealized Gain (Loss)	(3.34)		1.69		(1.33)		0.16		0.91		0.10
Total from Investment Operations	(3.23)		1.95		(0.99)		0.53		1.22		0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.40)		(0.34)		(0.26)		(0.38)		(0.26)
Net Realized Gain	—		(1.29)		(3.09)		(2.24)		(1.49)		(2.78)
Total Distributions	(0.08)		(1.69)		(3.43)		(2.50)		(1.87)		(3.04)
Net Asset Value, End of Period	$7.77		$11.08		$10.82		$15.24		$17.21		$17.86
Total Return(3)	(28.97	)%(7)	18.40%		(8.44)%		3.31%		6.79%		2.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$50,100		$134,856		$177,690		$331,637		$494,967		$625,999
Ratio of Expenses Before Expense Limitation	1.19	%(8)	1.02%		1.02%		1.02%		1.02%		N/A
Ratio of Expenses After Expense Limitation	0.90	%(4)(8)	0.90	%(4)	0.95	%(4)(5)	1.00	%(4)	1.00	%(4)	0.98	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		0.95	%(4)	1.00	%(4)	N/A		0.98	%(4)
Ratio of Net Investment Income	2.44	%(4)(8)	2.18	%(4)	2.44	%(4)	2.19	%(4)	1.73	%(4)	1.61	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	21%		39%		43%		24%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2018, the maximum ratio was 1.00% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$10.56		$10.38		$14.76		$16.74		$17.42		$20.04
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.22		0.29		0.31		0.24		0.28
Net Realized and Unrealized Gain (Loss)	(3.17)		1.61		(1.28)		0.15		0.89		0.08
Total from Investment Operations	(3.09)		1.83		(0.99)		0.46		1.13		0.36
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.36)		(0.30)		(0.20)		(0.32)		(0.20)
Net Realized Gain	—		(1.29)		(3.09)		(2.24)		(1.49)		(2.78)
Total Distributions	(0.07)		(1.65)		(3.39)		(2.44)		(1.81)		(2.98)
Net Asset Value, End of Period	$7.40		$10.56		$10.38		$14.76		$16.74		$17.42
Total Return(3)	(29.07	)%(7)	18.02%		(8.71)%		2.98%		6.47%		2.01%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,003		$32,596		$34,459		$55,640		$76,082		$87,462
Ratio of Expenses Before Expense Limitation	1.44	%(8)	1.31%		1.30%		N/A		1.30%		N/A
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.22	%(4)	1.26	%(4)(5)	1.34	%(4)	1.29	%(4)	1.28	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		1.26	%(4)	1.34	%(4)	N/A		1.28	%(4)
Ratio of Net Investment Income	1.78	%(4)(8)	1.91	%(4)	2.14	%(4)	1.87	%(4)	1.37	%(4)	1.43	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	21%		39%		43%		24%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to July 1, 2018, the maximum ratio was 1.35% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$10.55		$10.37		$14.74		$16.73		$17.41		$20.03
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.16		0.23		0.22		0.15		0.21
Net Realized and Unrealized Gain (Loss)	(3.17)		1.61		(1.28)		0.15		0.89		0.04
Total from Investment Operations	(3.11)		1.77		(1.05)		0.37		1.04		0.25
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.30)		(0.23)		(0.12)		(0.23)		(0.09)
Net Realized Gain	—		(1.29)		(3.09)		(2.24)		(1.49)		(2.78)
Total Distributions	(0.06)		(1.59)		(3.32)		(2.36)		(1.72)		(2.87)
Net Asset Value, End of Period	$7.38		$10.55		$10.37		$14.74		$16.73		$17.41
Total Return(3)	(29.34	)%(7)	17.43%		(9.16)%		2.37%		5.91%		1.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,512		$2,164		$2,057		$2,787		$3,471		$3,993
Ratio of Expenses Before Expense Limitation	2.02	%(8)	1.88%		1.84%		1.89%		1.84%		N/A
Ratio of Expenses After Expense Limitation	1.75	%(4)(8)	1.75	%(4)	1.79	%(4)(5)	1.85	%(4)	1.84	%(4)	1.82	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		1.79	%(4)	1.85	%(4)	N/A		1.81	%(4)
Ratio of Net Investment Income	1.51	%(4)(8)	1.42	%(4)	1.71	%(4)	1.37	%(4)	0.84	%(4)	1.08	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	21%		39%		43%		24%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to July 1, 2018, the maximum ratio was 1.85% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

U.S. Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2020		Year Ended December 31,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$10.48		$10.31		$14.68		$16.67		$17.36		$19.73
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.05		0.14		0.19		0.20		0.13		0.18
Net Realized and Unrealized Gain (Loss)	(3.13)		1.59		(1.29)		0.13		0.87		0.31
Total from Investment Operations	(3.08)		1.73		(1.10)		0.33		1.00		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.27)		(0.18)		(0.08)		(0.20)		(0.08)
Net Realized Gain	—		(1.29)		(3.09)		(2.24)		(1.49)		(2.78)
Total Distributions	(0.06)		(1.56)		(3.27)		(2.32)		(1.69)		(2.86)
Net Asset Value, End of Period	$7.34		$10.48		$10.31		$14.68		$16.67		$17.36
Total Return(4)	(29.30	)%(8)	17.07%		(9.47)%		2.14%		5.72%		2.70	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$178		$232		$338		$486		$427		$91
Ratio of Expenses Before Expense Limitation	3.21	%(9)	2.92%		2.75%		2.46%		3.13%		5.89	%(9)
Ratio of Expenses After Expense Limitation	2.00	%(5)(9)	2.00	%(5)	2.05	%(5)(6)	2.10	%(5)	2.10	%(5)	2.10	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		2.05	%(5)	2.10	%(5)	N/A		2.10	%(5)(9)
Ratio of Net Investment Income	1.28	%(5)(9)	1.18	%(5)	1.39	%(5)	1.21	%(5)	0.73	%(5)	1.44	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	15	%(8)	21%		39%		43%		24%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

U.S. Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2020		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.08		$10.82		$15.24		$17.22		$17.86		$20.48
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.25		0.28		0.39		0.33		0.36
Net Realized and Unrealized Gain (Loss)	(3.36)		1.71		(1.26)		0.14		0.92		0.08
Total from Investment Operations	(3.23)		1.96		(0.98)		0.53		1.25		0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.41)		(0.35)		(0.27)		(0.40)		(0.28)
Net Realized Gain	—		(1.29)		(3.09)		(2.24)		(1.49)		(2.78)
Total Distributions	(0.08)		(1.70)		(3.44)		(2.51)		(1.89)		(3.06)
Net Asset Value, End of Period	$7.77		$11.08		$10.82		$15.24		$17.22		$17.86
Total Return(3)	(28.95	)%(7)	18.48%		(8.36)%		3.32%		6.96%		2.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,160		$12,307		$29,523		$196,536		$195,490		$141,670
Ratio of Expenses Before Expense Limitation	1.16	%(8)	1.04%		0.97%		N/A		0.90%		0.90%
Ratio of Expenses After Expense Limitation	0.83	%(4)(8)	0.83	%(4)	0.91	%(4)(5)	0.93	%(4)	0.89	%(4)	0.90	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		0.91	%(4)	0.93	%(4)	N/A		0.90	%(4)
Ratio of Net Investment Income	2.90	%(4)(8)	2.09	%(4)	1.98	%(4)	2.33	%(4)	1.79	%(4)	1.81	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(7)	21%		39%		43%		24%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IS shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Financial Highlights

U.S. Real Estate Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$11.08		$10.82		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.33		0.43
Net Realized and Unrealized Gain (Loss)	(3.34)		1.63		(0.98)
Total from Investment Operations	(3.23)		1.96		(0.55)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.41)		(0.28)
Net Realized Gain	—		(1.29)		(3.09)
Total Distributions	(0.08)		(1.70)		(3.37)
Net Asset Value, End of Period	$7.77		$11.08		$10.82
Total Return(3)	(28.95	)%(7)	18.48%		(5.73	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$6		$9		$7
Ratio of Expenses Before Expense Limitation	26.97	%(8)	23.80%		19.12	%(8)
Ratio of Expenses After Expense Limitation	0.83	%(4)(8)	0.83	%(4)	0.84	%(4)(5)(8)
Ratios of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		N/A		0.84	%(4)(8)
Ratio of Net Investment Income	2.42	%(4)(8)	2.70	%(4)	4.23	%(4)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	15	%(7)	21%		39%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IR shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-four separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund has a capital subscription commitment to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$10,514	$—	$—	$10,514
Data Centers	2,771	—	—	2,771
Diversified	2,891	—	—	2,891
Health Care	6,155	—	—	6,155
Industrial	6,003	—	469	6,472
Lodging/Resorts	4,544	—	—	4,544
Manufactured Homes	160	—	—	160
Office	14,218	—	—	14,218
Regional Malls	5,771	—	—	5,771
Self Storage	3,676	—	—	3,676
Shopping Centers	2,491	—	—	2,491
Single Family Homes	2,151	—	—	2,151
Specialty	867	—	—	867
Total Common Stocks	62,212	—	469	62,681
Short-Term Investment
Investment Company	183	—	—	183
Total Assets	$62,395	$—	$469	$62,864

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$546
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(77)
Realized gains (losses)	—
Ending Balance	$469
Net change in unrealized depreciation from investments still held as of June 30, 2020	$(77)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020:

Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input
Common Stock	$469	Reported Capital balance,
adjustments for NAV
practical expedient; including
adjustments for subsequent
Capital Calls, Return of
Capital and Significant Market
Changes between last Capital
	Statement and Valuation Date	Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2020, Exeter Industrial Value Fund LP has drawn down approximately $7,905,000, which represents 93.0% of the commitment.

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.

As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2020, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.83% for Class IS shares and 0.83% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2020, approximately $97,000 of advisory fees were waived and approximately $65,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $17,599,000 and $82,398,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

Affiliated Investment Company	Value December 31, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,251	$13,972	$15,040	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2020 (000)
Liquidity Funds	$—	$—	$183

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,211	$21,703	$9,631	$63,103

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(4,546)	$4,546

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$19

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 49.0%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and the total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

27

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2020

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
3182157 EXP. 08.31.21

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 13, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 13, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 13, 2020